LoanID	Overall Event	Final Credit Event	Credit Exceptions	Credit Comments	Final Compliance Event	Compliance Exceptions	Compliance Comments	Eligible For Predatory Testing - Unable to Test	Compliance Comp Factors	Purpose at origination	Occupancy at origination	LTV Original	LTV Combined Orig	Debt (Back) Ratio From 1008	QM/ATR Status
70001	3	3	[3] Final Application Missing [3] Missing Initial Application		3	[3] Finance Charge underdisclosed >$35 for Refinance [2] State - Missing Application Addedum stating applicant, if married, may apply for a separate account [2] State - Missing Fair Lending Notice [2] State - Missing Mortgage Broker Agreement	Finance charges under disclosed by $53.20 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	73.6	94.24	38.57
70002	2	1			2	[2] HMDA-reportable rate spread (1/1/04-10/1/09)				Purchase	Owner Occ	95	95	39.52
70003	2	1			2	[2] State - Missing Application Disclosure [2] State - Missing Affidavit of Borrower Under Residential Mortgage Act [2] State - Missing GA Foreclosure Disclosure / Notice Pursuant To O.C.G.A. Section 7-1 [2] State - Missing Right to Select Attorney Disclosure				Purchase	Owner Occ	100	100	37.259
70004	2	1			2	[2] State - Missing Lock In Disclosure [2] State - Missing Virginia Insurance Disclosure [2] State - Missing Choice of Settlement Agent Disclosure [2] State - Missing Agent's Certification As to the Validity of Power of Attorney and Agent's Authority				Purchase	Owner Occ	100	100	63.914
70005	1	1			1					Purchase	Owner Occ	96.83	96.83	40.518
70006	2	1			2	[2] State - Missing Commitment Disclosure [2] State - Missing Affidavit of Borrower Under Residential Mortgage Act [2] State - Missing GA Foreclosure Disclosure / Notice Pursuant To O.C.G.A. Section 7-1 [2] State - Missing Right to Select Attorney Disclosure				Purchase	Investment Property	89.87	89.87	16.163
70007	2	1			2	[2] Credit Score Disclosure Not Present				Purchase	Owner Occ	76.19	76.19	49.36
70008	3	3	[3] Application Missing [3] Manufactured (Double-Wide) [2] Original LTV > 125% [2] Combined Orig LTV >100%	Per the appraisal dated 09/23/1999 the subject property is a double wide manufactured home.	2	[2] Affiliated Business Doc Missing				Construction To Perm	Owner Occ	186.99	186.99
70009	3	3	[3] Application Missing		3	[3] Finance Charge underdisclosed >$100 for Purchase [2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date	Finance charges under disclosed by $262.41 which exceeds the $100 tolerance for purchase transactions. Unable to determine under disclosure due to missing itemization of amount financed; however it appears the closing attorney fee for $250 and a courier fee for $20 were not disclosed as prepaid finance charges.		APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	99.58	99.58	27.108
70010	2	2	[2] Combined Orig LTV >100%		2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] State - Missing Notice to Purchaser-Mortgagor				Purchase	Owner Occ	101.8	101.8	34.042
70011	3	3	[3] Credit Report Missing [3] Mortgage/DOT Incomplete	Mortgage is incomplete due to missing page 3.	2	[2] State - Missing Anti-Coercion Disclosure / Notice of Choice of Agent or Insurer [2] State - Missing Broker Agreement / Mortgage Loan Origination Agreement [2] State - Missing cautionary notice pursuant to AL Code Section 5-19-6(a) on Note				Cashout Refi	Owner Occ	89.86	89.86
70012	2	1			2	[2] Initial GFE Missing				Rate/Term Refi	Owner Occ	88.17	88.17	52.78
70013	1	1			1					Cashout Refi	Owner Occ	80	80	46.98
70014	1	1			1					Purchase	Owner Occ	100	100	41.836
70015	2	1			2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date				Purchase	Owner Occ	100	100	41.348
70016	2	1			2	[2] Credit Score Disclosure Not Present				Rate/Term Refi	Owner Occ	79.49	79.49	45.258
70017	2	1			2	[2] Credit Score Disclosure Not Present				Cashout Refi	Owner Occ	68.91	68.91	33.59
70018	3	3	[3] Missing Initial Application		2	[2] Initial GFE Missing [2] Initial TIL Missing [2] Affiliated Business Doc Missing [2] HMDA-reportable rate spread (1/1/04-10/1/09)				Cashout Refi	Owner Occ	90	90	25.77
70019	3	1			3	[3] Note P&I Does Not Equal Final TIL P&I [2] State - Missing Right to Choose Insurance Provider [2] State - Missing Mortgage Originator Dislcosure	The Note reflects P&I of $700.49 (+MI $74.70=$775.19) and the TIL reflects an initial P&I of $700.49 ($+MI 83.70=$784.19). Discrepancy appears to be due document error on TIL. MI cert in file reflects an initial factor of .83% however, it appears the final TIL used .93% as the initial factor.		TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Cashout Refi	Owner Occ	89.63	89.63	44.956
70020	2	1			2	[2] State - Missing Affidavit of Borrower Under Residential Mortgage Act [2] State - Missing GA Foreclosure Disclosure / Notice Pursuant To O.C.G.A. Section 7-1 [2] State - Missing Right to Select Attorney Disclosure				Purchase	Owner Occ	100	100	64.62
70022	3	3	[3] Mortgage/DOT Incomplete [2] Combined Orig LTV >100%	Mortgage missing notary endorsement page.	3	[3] State Late Charge Not Standard [2] Most Recent GFE Summary of Loan Terms Does Not Match Loan Terms on HUD-1 [2] Most Recent GFE Trade-off Table not accurate	Late charge fee of 5% exceeds the max allowed of 3% for the state XXX. Most recent GFE dated 11/01/2012 Summary of loan terms reflects a loan amount of $449,858.81 and a payment of $2556.98 and the HUD summary of loan terms reflects a loan amount of $457,516 and a payment of $2600.50. Most recent GFE dated 11/01/2012 Trade-Off Table reflects a loan amount of $449,858.81 and payment of $2,556.98 and the HUD reflects a loan amount of $4457,516 and a payment of $2600.50.			Rate/Term Refi	Owner Occ	117.16	117.16	39
70023	3	3	[3] Missing Initial Application [2] Only Preliminary Title in File		2	[2] Initial GFE Missing [2] Initial TIL Missing				Cashout Refi	Owner Occ	80	100	48.751
70024	2	1			2	[2] State - Missing Application of Payments Disclosure [2] State - Missing Daily Simple Interest Loan Disclosure				Cashout Refi	Owner Occ	74.24	74.24	36.909
70025	3	3	[3] Appraisal Missing		3	[3] TIL Missing [2] HMDA-reportable rate spread (1/1/04-10/1/09)				Rate/Term Refi	Owner Occ	89.9	89.9	36.27
70026	2	1			2	[2] State - Missing Loan Commitiment [2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] HMDA-reportable rate spread (1/1/04-10/1/09)				Purchase	Owner Occ	100	100	37.841
70027	3	3	[3] Application Missing		2
[2]   Credit Score Disclosure Not Present
[2]   State - Missing Application Addedum stating applicant, if married, may apply for a separate account
[2]   State - Missing Consumer Credit Score Disclosure
[2]   State - Missing Hazard Insurance Disclosure
[2]   State - Missing DRE Advance Fee Agreement
[2]   State - Missing Comparison of Sample Mortgage Features: Typical Mortgage
[2]   State - Missing Domestic Partnership Affidavit
[2]   State - Missing Condominium Earthquake Insurance Disclosure
[2]   State - Missing Finance Lender Information Disclosure
[2]   State - Missing Impound Authorization Disclosure
[2]   State - Missing Interim Interest Disclosure
 [2]   State - Missing Waiver of Title Insurance Disclosure
										Rate/Term Refi	Owner Occ	77.89	77.89	22.03
70028	3	3	[3] Credit Report Missing [3] Missing Initial Application [2] Only Preliminary Title in File		2	[2] State - Missing Application Addedum stating applicant, if married, may apply for a separate account [2] State - Missing Fair Lending Notice [2] State - Missing Hazard Insurance Disclosure [2] State - Missing Interim Interest Disclosure				Rate/Term Refi	Owner Occ	79.6	79.6	37.226
70029	3	3	[3] Appraisal Missing		2	[2] Initial TIL Missing				Cashout Refi	Owner Occ	75.39	75.39
70030	2	1			2
[2]   Credit Score Disclosure Not Present
[2]   Affiliated Business Doc Missing
[2]   State - Missing Automated Valuation Model Notice
[2]   State - Missing Loan Commitiment
[2]   State - Missing Mortgage Loan Disclosure Statement (DRE)
[2]   State - Missing DRE Advance Fee Agreement
[2]   State - Missing Comparison of Sample Mortgage Features: Typical Mortgage
[2]   State - Missing Mortgage Broker Agreement
[2]   State - Missing Domestic Partnership Affidavit
[2]   State - Missing Condominium Earthquake Insurance Disclosure
[2]   State - Missing Finance Lender Information Disclosure
[2]   State - Missing Loan Modification Disclosure
[2]   State - Missing Notice to Cosigner
[2]   State - Missing Home Equity Loan Disclosure
 [2]   State - Missing Waiver of Title Insurance Disclosure
										Cashout Refi	Owner Occ	65	87.38	41.99
70031	2	1			2	[2] Initial GFE Date not within 3 days of Initial Application Date [2] State - Missing Commitment Letter [2] State - Missing Lock In Disclosure [2] State - Missing Virginia Insurance Disclosure [2] State - Missing signed Notice of Mortgage Broker Fee [2] Initial TIL Missing				Cashout Refi	Owner Occ	87.37	87.37	42.81
70032	3	1			3	[3] HUD-1 Estimated [2] Initial GFE Missing [2] Initial TIL Missing	HUD in file is a signed estimated copy.	YES		Cashout Refi	Owner Occ	75.95	75.95	43.84
70033	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] Affiliated Business Doc Missing [2] Initial GFE Missing [2] Initial TIL Missing				Rate/Term Refi	Owner Occ	78.52	78.52	36.95
70034	3	3	[3] Final Application Missing [3] Note Incomplete [3] Missing Initial Application	Note incomplete due to missing page 5 of 5.	2	[2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage [2] State - Missing Mortgage Broker Agreement [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Finance Lender Information Disclosure [2] State - Missing Interim Interest Disclosure [2] Initial GFE Missing				Purchase	Owner Occ	66.98	66.98	39.92
70037	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		3	[3] TIL Missing [3] ROR Missing [3] HUD-1 Missing [2] Credit Score Disclosure Not Present [2] State - Missing Credit Agreeement/Rate Lock [2] State - Missing Refinance Dislcosure [2] State - Missing required broker disclosure [2] State - Missing Right to Choose Insurance Provider [2] State - Missing Tangible Net Benefit Disclosure [2] Initial GFE Missing [2] Initial TIL Missing		YES	ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Cashout Refi	Owner Occ	79.48	79.48	14
70044	3	3	[3] Final Application Missing [3] Escrow Holdback	Line 1307 of the Final HUD-1 reflects an escrow cushion in the amount of $264.16.	2	[2] Initial TIL Missing				Cashout Refi	Owner Occ	89.99	89.99	43.3
70045	2	2	[2] Only Preliminary Title in File		1					Cashout Refi	Owner Occ	70	70	47.25
70046	3	3	[3] Missing Initial Application		3	[3] State Late Charge Not Standard [2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial TIL Date not within 3 days of Initial Application Date	State late charge of 6% exceeds the 2% maximum for the state of New York.			Cashout Refi	Owner Occ	85	85	35.079
70047	2	1			2	[2] State - Missing Lock In Agreement [2] State - Missing Mortgage Loan Commitment [2] HMDA-reportable rate spread (1/1/04-10/1/09)				Cashout Refi	Owner Occ	85	85	47.795
70048	3	3	[3] Missing Initial Application		2	[2] Initial TIL Missing [2] State - Missing Commitment Letter [2] State - Missing Lock In Disclosure [2] HMDA-reportable rate spread (1/1/04-10/1/09)				Cashout Refi	Owner Occ	83.81	83.81	44.84
70049	2	1			2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] State - Missing Commitment Disclosure [2] State - Missing Affidavit of Borrower Under Residential Mortgage Act [2] State - Missing GA Foreclosure Disclosure / Notice Pursuant To O.C.G.A. Section 7-1 [2] HMDA-reportable rate spread (1/1/04-10/1/09)				Purchase	Owner Occ	100	100	49.76
70050	2	2	[2] Only Preliminary Title in File		2	[2] State - Missing Mortgage Broker Agreement [2] State - Missing Finance Lender Information Disclosure [2] HMDA-reportable rate spread (1/1/04-10/1/09)				Purchase	Owner Occ	80	100	46.919
70051	3	3	[3] Appraisal Missing		2	[2] Initial GFE Missing [2] Initial TIL Missing [2] State - Missing Appraisal and Consumer Report Notice [2] State - Missing Borrower's Choice of Attorney Disclosure [2] State - Missing Fair Credit Reporting Act Notice				Cashout Refi	Owner Occ	75.81	75.81	39.89
70052	1	1			1					Cashout Refi	Owner Occ	79.92	79.92	40.79
70053	2	1			2	[2] State - Missing Application Addedum stating applicant, if married, may apply for a separate account [2] HMDA-reportable rate spread (1/1/04-10/1/09)				Cashout Refi	Owner Occ	84.37	84.37	38.78
70054	3	3	[3] Final Application Missing [3] Escrow Holdback [3] Missing Initial Application	HUD Line 1307 reflect Escrow pad for 450.	3	[3] TIL Incomplete [2] State - Missing Consumer Credit Score Disclosure [2] State - Missing Hazard Insurance Disclosure [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Impound Authorization Disclosure [2] State - Missing Waiver of Title Insurance Disclosure [2] Initial GFE Missing [2] Initial TIL Missing [2] Credit Score Disclosure Not Present	Final TIL incomplete; missing signature date.	NO		Purchase	Owner Occ	80	90	39
70055	2	1			2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] State - Missing Disclosure of Terms of Mortgage Application [2] State - Missing Virginia Insurance Disclosure [2] State - Missing Appraisal Notice				Cashout Refi	Owner Occ	67.84	67.84	27.74
70056	3	3	[3] Note Incomplete	Note is missing Interest Only Rider.	1					Purchase	Owner Occ	79.93	89.01	35.76
70057	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		3	[3] Finance Charge underdisclosed >$100 for Purchase [2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage [2] State - Missing Condominium Earthquake Insurance Disclosure [2] State - Missing Interim Interest Disclosure	Finance charges under disclosed by $150.94 which exceeds the $100 tolerance for purchase transactions. Unable to determine under disclosure due to missing itemization of amount financed.		APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	77.67	90	40.37
70059	3	1			3	[3] Finance Charge underdisclosed >$35 for Refinance [2] State - Missing Interest Rate Disclsoure [2] State - Missing Borrower's Choice of Attorney Disclosure	Finance charges under disclosed by $ 475 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed.		APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	54.23	54.23
70069	2	1			2	[2] Affiliated Business Doc Missing [2] State - Missing Application Addedum stating applicant, if married, may apply for a separate account [2] State - Missing Fair Lending Notice [2] State - Missing Hazard Insurance Disclosure [2] State - Missing Mortgage Loan Disclosure Statement (DRE) [2] State - Missing DRE Advance Fee Agreement [2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage [2] State - Missing Finance Lender Information Disclosure [2] State - Missing Impound Authorization Disclosure [2] Initial TIL Missing				Cashout Refi	Owner Occ	70	70	33.709
70070	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] State - Missing Fair Lending Notice [2] State - Missing Mortgage Broker Agreement [2] State - Missing Impound Authorization Disclosure [2] Initial GFE Missing [2] Initial TIL Missing				Cashout Refi	Owner Occ	81.48	81.48	35.206
70077	2	1			2	[2] State - Missing Application Addedum stating applicant, if married, may apply for a separate account [2] State - Missing Fair Lending Notice [2] State - Missing Domestic Partnership Affidavit				Rate/Term Refi	Owner Occ	80	86.9	33.65
70078	1	1			1					Purchase	Owner Occ	80	80	38.99
70079	2	2	[2] Negam by Note Design		2	[2] Initial GFE Date not within 3 days of Initial Application Date [2] State - Missing Attorneys' Fees Disclosure [2] State - Missing Disclosure of Seller-Paid Fees [2] State - Missing Licensee Information or Affidavit of Exemption				Purchase	Owner Occ	90	90	47.86
70080	2	2	[2] Negam by Note Design		2	[2] State - Missing Domestic Partnership Addendum to Uniform Residential Loan Application [2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing NMLS Unique Identifier # and WA CLA mortgage loan originator’s license number on the application [2] State - Missing Oral Agreement Notice				Rate/Term Refi	Owner Occ	75.88	75.88	36.323
70081	2	2	[2] Negam by Note Design		2	[2] State - Missing Fair Lending Notice [2] State - Missing Hazard Insurance Disclosure [2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage [2] State - Missing Mortgage Broker Agreement [2] State - Missing Finance Lender Information Disclosure [2] State - Missing Impound Authorization Disclosure [2] HMDA-reportable rate spread (1/1/04-10/1/09)				Cashout Refi	Owner Occ	82.64	82.64	15.18
70083	3	2	[2] Negam by Note Design		3	[3] Finance Charge underdisclosed >$35 for Refinance [2] HMDA-reportable rate spread (1/1/04-10/1/09)	Finance charges under disclosed by $14,069.08 which exceeds the $100 tolerance for purchase transactions. TIL index is based on MTA as per closing instructions however note reflects an index 1-month Libor.		APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Cashout Refi	Owner Occ	85	85	30.229
70085	2	1			2	[2] HMDA-reportable rate spread (1/1/04-10/1/09)				Purchase	Second Home	43.5	43.5	38.21
70086	2	2	[2] Negam by Note Design		2	[2] State - Missing Acknowledgment of Receipt of Home Mortgage Loan Informational Document / Attorney General Information Statement [2] State - Missing Anti-Discrimination Notice [2] State - Missing Attorney General Information Statement [2] State - Missing Statutory Authority Disclosure [2] State - Missing Notice of Escrow of Taxes and Regular Monthly Payment				Cashout Refi	Owner Occ	80	80	27.49
70087	2	2	[2] Only Preliminary Title in File [2] Negam by Note Design		2	[2] State - Missing Anti-Coercion Notice [2] State - Missing Purchase Money Borrower Notification Dislcosure [2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Oral Agreement Notice				Purchase	Owner Occ	95	95	27.211
70088	2	2	[2] Negam by Note Design		2	[2] State - Missing Disclosure of Terms of Mortgage Application [2] State - Missing Domestic Partnership Addendum to Uniform Residential Loan Application [2] State - Missing Rate Lock Disclosure [2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing NMLS Unique Identifier # and WA CLA mortgage loan originator’s license number on the application [2] State - Missing Oral Agreement Notice				Purchase	Owner Occ	90	90	39.428
70089	3	1			3	[3] HUD1 Incomplete [2] Initial TIL Missing [2] State - Missing Fair Lending Notice [2] State - Missing Hazard Insurance Disclosure [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Impound Authorization Disclosure	Final HUD is missing the Addendum with the other fees associated with the loan.			Rate/Term Refi	Owner Occ	80	84.41	44.174
70090	2	2	[2] Negam by Note Design		1					Cashout Refi	Investment Property	80	80	44.414
70091	2	2	[2] Negam by Note Design		1					Cashout Refi	Investment Property	50	50	41.26
70092	2	2	[2] Negam by Note Design		1					Cashout Refi	Investment Property	75	75	16.47
70093	3	3	[3] Initial Application Unsigned [2] Negam by Note Design	Final 1003 application in file, dated and signed. No inital signed or dated 1003 in file.	1					Cashout Refi	Investment Property	75	75	17.529
70094	3	3	[3] Initial Application Unsigned [2] Negam by Note Design	File missing initial signed and dated 1003 application	1					Cashout Refi	Owner Occ	80	80	28.473
70095	2	2	[2] Only Preliminary Title in File [2] Negam by Note Design		2	[2] Initial TIL Missing [2] State - Missing Fair Lending Notice [2] State - Missing Loan Commitiment [2] State - Missing DRE Advance Fee Agreement [2] State - Missing Finance Lender Information Disclosure [2] State - Missing Impound Authorization Disclosure [2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Waiver of Title Insurance Disclosure				Rate/Term Refi	Owner Occ	68.06	68.06	30.79
70096	2	2	[2] Negam by Note Design		1					Purchase	Investment Property	90	90	36.471
70097	2	2	[2] Negam by Note Design		2	[2] State - Missing DRE Advance Fee Agreement [2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Impound Authorization Disclosure				Cashout Refi	Owner Occ	80	80	35.64
70100	3	2	[2] Negam by Note Design		3	[3] Finance Charge underdisclosed >$35 for Refinance [2] State - Missing Broker Agreement [2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial GFE Date not within 3 days of Initial Application Date	Finance charges under disclosed by $239.45 which exceeds the $35 for refinances. Unable to determine source of under dislcosure due to missing itemization of amount financed.		APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Cashout Refi	Owner Occ	80	80	28.324
70101	2	2	[2] Negam by Note Design		2	[2] State - Missing Application Disclosure Statement [2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Waiver of Right to Participate in Class Action Addendum to Note				Rate/Term Refi	Investment Property	80	80	38.37
70102	2	2	[2] Negam by Note Design		2	[2] State - Missing Anti-Coercion Notice [2] State - Missing Disclosure of Terms of Mortgage Application [2] State - Missing Prepayment penalty disclosure [2] State - YSP not disclosed on GFE and/or HUD as a dollar amount				Cashout Refi	Investment Property	80	80	35.21
70103	3	3	[3] MI Missing [2] Negam by Note Design		2	[2] State - Missing Refinance Dislcosure [2] State - Missing required broker disclosure [2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Tangible Net Benefit Disclosure				Rate/Term Refi	Investment Property	85	85	51.5
70104	2	2	[2] Negam by Note Design		2	[2] State - Missing Commitment Letter [2] State - Missing Virginia Insurance Disclosure [2] State - Missing Appraisal Notice				Cashout Refi	Investment Property	80	80	27.427
70105	2	2	[2] Negam by Note Design		2	[2] Initial TIL Missing				Purchase	Owner Occ	80	80	48.314
70106	2	2	[2] Negam by Note Design		1					Rate/Term Refi	Investment Property	78.7	78.7	44.81
70107	2	2	[2] Negam by Note Design		2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date				Rate/Term Refi	Investment Property	75	75	46.35
70108	1	1			1					Cashout Refi	Investment Property	70	70	40.726
70109	2	2	[2] Negam by Note Design		2	[2] Affiliated Business Doc Missing [2] State - Missing Commitment Letter [2] State - Missing Lock In Disclosure [2] State - Missing Choice of Settlement Agent Disclosure [2] State - Missing Appraisal Notice [2] State - Missing Agent's Certification As to the Validity of Power of Attorney and Agent's Authority				Cashout Refi	Investment Property	75	75	35.73
70110	2	2	[2] Negam by Note Design		2	[2] Initial GFE Date not within 3 days of Initial Application Date [2] State - Missing NMLS Unique Identifier # and WA CLA mortgage loan originator’s license number on the application				Purchase	Investment Property	80	80	32.24
70111	2	2	[2] Negam by Note Design		2	[2] Initial GFE Date not within 3 days of Initial Application Date [2] State - Missing NMLS Unique Identifier # and WA CLA mortgage loan originator’s license number on the application				Cashout Refi	Investment Property	65	65	33.47
70112	3	2	[2] Negam by Note Design		3	[3] Finance Charge underdisclosed >$100 for Purchase [2] Affiliated Business Doc Missing [2] HMDA-reportable rate spread (1/1/04-10/1/09)	Finance charges under disclosed by $5,808.25 which exceeds the $100 for purchase. Closing instructions indicate a first adjustment and lifetime cap of 0%. Note reflects a rate cap at first adjustment and a lifetime adjustment of 2.07%.		APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	89.85	89.85	25.012
70113	3	1			3	[3] HUD-1 Missing		YES		Cashout Refi	Owner Occ	89.94	89.94	41.91
70114	3	3	[3] Escrow Holdback	Line 811 reflect Pool Withhold Fee from XXX $100 and Line 1118 reflects Holdback Processing Fee from First American Title $100.	2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] State - Missing Authorization to Complete Blank Spaces				Purchase	Owner Occ	86.27	102.44	40.68
70115	2	1			2	[2] Affiliated Business Doc Missing				Rate/Term Refi	Owner Occ	80	80	37.52
70116	2	1			2	[2] Affiliated Business Doc Missing [2] State - Missing Guaranty Terms Agreement [2] State - Missing Dual Status / Dual Capacity Disclosure [2] State - Missing required broker disclosure [2] State - Missing Notice to Cosigner				Rate/Term Refi	Owner Occ	75	95	36.93
70117	1	1			1					Cashout Refi	Owner Occ	90	90	51.4
70118	2	1			2	[2] Affiliated Business Doc Missing				Purchase	Owner Occ	75	90	33
70119	2	1			2	[2] Initial GFE Missing [2] Credit Score Disclosure Not Present [2] State - Missing Loan Product Choice / Prepayment Penalty Disclosure [2] State - Missing Application Disclosure Statement [2] State - Missing Waiver of Right to Participate in Class Action Addendum to Note				Purchase	Owner Occ	80	100	32.01
70120	1	1			1					Cashout Refi	Owner Occ	80	92.04	46.39
70121	2	1			2	[2] Credit Score Disclosure Not Present [2] Initial TIL Missing [2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Right to Choose Insurance Provider [2] State - Missing Conventional Loan Disclosures				Cashout Refi	Owner Occ	89.6	89.6	46.21
70122	2	1			2	[2] Credit Score Disclosure Not Present [2] Initial TIL Missing [2] State - Missing Attorney Disclosure [2] State - Missing Insurance Disclosure [2] State - Missing Application Disclosure				Rate/Term Refi	Owner Occ	82.22	82.22	55.08
70123	2	1			2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] Initial TIL Missing [2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage [2] State - Missing Impound Authorization Disclosure				Rate/Term Refi	Owner Occ	76.85	76.85	35.3
70124	3	3	[3] Credit Report Missing		2	[2] Credit Score Disclosure Not Present [2] Initial TIL Missing [2] HMDA-reportable rate spread (1/1/04-10/1/09)				Cashout Refi	Owner Occ	85.99	85.99	30.25
70125	2	1			2	[2] Initial TIL Missing [2] State - Missing Application Addedum stating applicant, if married, may apply for a separate account [2] State - Missing Notice to Cosigner				Cashout Refi	Owner Occ	79.47	79.47	36.79
70126	2	1			2	[2] Initial GFE Date not within 3 days of Initial Application Date [2] Affiliated Business Doc Missing [2] State - Missing Rate Lock [2] HMDA-reportable rate spread (1/1/04-10/1/09)				Cashout Refi	Owner Occ	90	90	49.6
70127	2	1			2	[2] Initial TIL Missing				Rate/Term Refi	Owner Occ	75	75	41.37
70137	2	1			2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] State - Missing Application Disclosure [2] State - Missing Right to Select Attorney Disclosure				Purchase	Owner Occ	95	95	47.64
70148	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		2	[2] Initial GFE Missing [2] Initial TIL Missing				Cashout Refi	Owner Occ	80	80	44.146
70168	3	3	[3] Appraisal Missing [3] MI Missing [3] Application Incomplete [3] Initial Application Incomplete	Final application incomplete due to top of pages being cut off. Initial application incomplete due to top of pages being cut off.	2	[2] Affiliated Business Doc Missing [2] State - Missing Notice of Penalties for Making False or Misleading Written Statement [2] Initial GFE Incomplete	Initial GFE incomplete due to top of page being cut off.			Purchase	Owner Occ	95	95	48.09
70183	3	3	[3] Appraisal Missing [2] Combined Orig LTV >100%		3	[3] Finance Charge underdisclosed >$35 for Refinance [3] State Late Charge Not Standard [2] State - Missing Mtg Lender Disclosures Required by Atty General Consumer Protection Regulations	Finance charges under disclosed by $679 which exceeds the $35 tolerance for refinance transactions. Unable to determine the reason for the under disclosure due to missing the itemization of amount financed. There is a lender credit on line 207 of the HUD for $1743 that is not itemized, therefore, applied to non-APR fees first. Late charge fee of 5% exceeds the max allowed of 3% for the state of Massachussets.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is within the SOL.	Rate/Term Refi	Second Home	107.15	128.71	47.91
70185	2	1			2	[2] Initial TIL Missing [2] State - Missing Interest Rate Disclosre [2] State - Missing Mortgage Originator Disclosure [2] State - Missing Non Agency Disclosure [2] State - Missing Notice of Right to Discontinue Escrow [2] State - Missing Right to Choose Insurance Provider				Purchase	Owner Occ	80	95	162.681
70186	3	3	[3] Application Unsigned [2] Negam by Note Design		3	[3] HUD-1 Missing [2] State - Missing Licensed Lenders Regulations Itemized Schedule of Charges [2] State - Missing Notice of Consumers Right to Obtain a Security Freeze		YES		Cashout Refi	Owner Occ	80	80	22.38
70187	2	2	[2] Negam by Note Design		2	[2] Initial TIL Date not within 3 days of Initial Application Date				Rate/Term Refi	Owner Occ	71.57	71.57	43.73
70188	2	1			2	[2] TIL Incomplete [2] State - Missing Notice of Expiration of Loan Commitment [2] State - Missing Acknowledgment of Receipt of Disclosure Regarding ARM Loan Without Prepayment [2] State - Missing Affidavit of Compliance / Smoke Alarm [2] State - Missing Borrower's Choice of Attorney Disclosure [2] State - Missing Fair Credit Reporting Act Notice	Final TIL incomplete due to missing date			Purchase	Owner Occ	90	90	33.14
70189	3	1			3	[3] Finance Charge underdisclosed >$100 for Purchase [2] Credit Score Disclosure Not Present [2] Initial TIL Missing [2] TIL Incomplete [2] State - Missing Mortgage Banker Disclosure [2] State - Missing Loan Agreement Rider [2] State - Missing Collateral Protection Insurance Notice [2] State - Missing Notice of Penalties for Making False or Misleading Written Statement [2] State - Missing Complaints and Inquiries Notice	Final TIL incomplete due to missing borrower signature and date. Finance charges under disclosed by $1014.85 which exceeds the $100 tolerance for purchase transactions. Unable to determine under disclosure due to missing itemization of amount financed. There is a Seller credit on page one of HUD on line 214 for $5000 which is not itemized therefore excluded.		APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	97	97	25.14
70190	2	2	[2] Negam by Note Design		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09)				Purchase	Owner Occ	90	90
70191	3	3	[3] Credit Report Missing [2] Negam by Note Design		3	[3] HUD-1 Estimated [2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date	HUD in file is a Stamped CTC estimated copy.			Purchase	Second Home	69.99	69.99
70193	2	1			2	[2] HMDA-reportable rate spread (1/1/04-10/1/09)				Cashout Refi	Owner Occ	81.4	81.4	21.198
70194	3	3	[3] Initial Application Incomplete	Initial 1003 is incomplete due to missing page 5 of 5.	2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] State - Missing Domestic Partnership Affidavit				Cashout Refi	Owner Occ	80	80	32.468
70195	2	1			2	[2] State - Missing Authorization to Complete Blank Spaces [2] State - Missing Application Disclosure / Advance Fee Agreement				Rate/Term Refi	Owner Occ	71.57	89.97	53.01
70196	3	3	[3] MI Missing		2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] State - Missing Broker Compensation Disclosure [2] State - Missing Commitment [2] State - Missing Acknowledgment of Receipt of Disclosure Regarding ARM Loan Without Prepayment [2] State - Missing Borrower's Choice of Attorney Disclosure				Cashout Refi	Owner Occ	90	90	36
70197	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application [2] Negam by Note Design		3	[3] TIL Missing [2] Initial GFE Missing [2] Affiliated Business Doc Missing [2] State - Missing Consumer Credit Score Disclosure [2] State - Missing Fair Lending Notice [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Impound Authorization Disclosure [2] State - Missing Interim Interest Disclosure		NO		Rate/Term Refi	Investment Property	68.85	68.85
70198	3	3	[3] MI Missing [2] Manufactured (Double-Wide)	Case Query results are not provided to indicate if UFMIP was paid, FHA loan, missing MIC	2	[2] Initial TIL Missing [2] State - Missing Notice to Purchaser-Mortgagor [2] HMDA-reportable rate spread (1/1/04-10/1/09)				Purchase	Owner Occ	97.75	97.75	48
70199	2	1			2	[2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Domestic Partnership Affidavit [2] HMDA-reportable rate spread (1/1/04-10/1/09)				Rate/Term Refi	Owner Occ	80	93.61
70200	3	3	[3] Application Incomplete	Final application is incomplete due to missing borrower's signature.	2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] HMDA-reportable rate spread (1/1/04-10/1/09)				Rate/Term Refi	Owner Occ	90	90
70201	2	1			2	[2] Initial GFE Missing [2] Initial TIL Missing [2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Dual Capacity Disclosure [2] State - Missing signed Notice of Mortgage Broker Fee				Purchase	Owner Occ	100	100	48.48
70202	3	1			3	[3] Finance Charge underdisclosed >$100 for Purchase	Finance charges under disclosed by $932.29 which exceeds the $100 tolerance for purchase transactions. Unable to determine under disclosure due to missing TIL itemization of amount financed.		APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	80	89.97	36.81
70203	3	3	[3] Missing Initial Application [2] Only Preliminary Title in File		3	[3] ROR Missing [2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] State - Missing Mortgage Loan Disclosure Statement (DRE) [2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage [2] State - Missing Finance Lender Information Disclosure [2] HMDA-reportable rate spread (1/1/04-10/1/09)			ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Cashout Refi	Owner Occ	57.63	72.44	48.852
70204	3	2	[2] Combined Orig LTV >100%		3	[3] Finance Charge underdisclosed >$100 for Purchase	Finance charges under disclosed by $129.46 which exceeds the $100 tolerance for purchase transactions. Unable to determine under disclosure due to missing itemization. It appears the processing fee of $135 paid to the title company was not included as a prepaid finance charge.		APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	89.99	100.82	29.3203
70205	1	1			1					Purchase	Owner Occ	77.78	85	40.47
70206	1	1			1					Purchase	Owner Occ	85	85	28.56
70207	3	3	[3] Final Application Missing [3] Appraisal Incomplete [3] Missing Initial Application [3] Credit Report Incomplete	Appraisal incomplete due to missing completion report. Appraisal subject to completion per plans and specifications. Credit Report does not have Experian score	3	[3] TIL Missing [3] HUD1 Incomplete [2] State - Missing Notice to Purchaser-Mortgagor [2] State - Missing Anti-Coercion Notice [2] State - Missing Broker Agreement [2] State - Missing Pre-Application Dislcosure [2] State - Missing Notice of Material Change of Mortgage Loan Terms [2] State - Missing Mortgage Loan Commitment	Final HUD not provided.	NO		Construction To Perm	Owner Occ	66.67	66.67	54
70208	2	1			2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] State - Missing Childhood Lead Poisoning Prevention [2] State - Missing Carbon Monoxide Detector Certification and Indemnification Agreement [2] State - Missing Fire Prevention / Smoke Detector Certification and Indemnification Agreement [2] HMDA-reportable rate spread (1/1/04-10/1/09)				Purchase	Owner Occ	54.34	54.34	19.19
70209	3	1			3	[3] HELOC Underdislosed Finance Charge [2] State - Missing Anti-Coercion Notice [2] State - Missing Broker Agreement	Finance charges under disclosed by $1145. HELOC agreement did not disclose a closing fee of $250 and an origination fee paid to lender of $895 as prepaid finance charges.		APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	HELOC	Investment Property	47.23	47.23	49.79
70211	2	1			2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] State - Missing Impound Authorization Disclosure [2] State - Missing Interim Interest Disclosure [2] HMDA-reportable rate spread (1/1/04-10/1/09)				Cashout Refi	Owner Occ	85	85	41.18
70212	2	1			2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] State - Missing Pre-Application Dislcosure [2] State - Missing Lock In Agreement [2] State - Missing Mortgage Loan Commitment [2] HMDA-reportable rate spread (1/1/04-10/1/09)				Cashout Refi	Owner Occ	88.89	88.89	40.51
70213	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		2	[2] Credit Score Disclosure Not Present [2] HMDA-reportable rate spread (1/1/04-10/1/09)				Purchase	Owner Occ	100	100	46
70214	2	1			2	[2] State - Missing Broker Compensation Disclosure				Rate/Term Refi	Owner Occ	86.61	86.61	45
70215	3	3	[3] Escrow Holdback [3] Missing Initial Application	Escrow holdback of $400 for First Accounting on line 1398. Escrow agreement not in file.	2	[2] State - Missing Impound Authorization Disclosure [2] State - Missing Interim Interest Disclosure				Purchase	Owner Occ	95	95	38.08
70216	3	3	[3] Initial Application Incomplete	Initial application incomplete due to missing pages 1,2,3, and 5.	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09)				Purchase	Owner Occ	90	90	49.62
70217	2	1			2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] State - Missing Mortgage Loan Disclosure Statement (DRE) [2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage [2] State - Missing Mortgage Broker Agreement [2] State - Missing Interim Interest Disclosure [2] HMDA-reportable rate spread (1/1/04-10/1/09)				Purchase	Owner Occ	100	100	34.27
70218	3	3	[3] Missing Initial Application		2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] State - Missing Residential Mortgage Loan Originator Disclosure [2] State - Missing Loan Agreement Rider [2] State - Missing Notice of Penalties for Making False or Misleading Written Statement [2] State - Missing Complaints and Inquiries Notice				Cashout Refi	Owner Occ	58.14	58.14	63.451
70219	3	1			3	[3] HUD-1 Estimated [2] State - Missing Application Disclosure / Advance Fee Agreement [2] State - Missing Appraisal Notice	HUD in file is an unsigned estimated copy.	YES		Cashout Refi	Owner Occ	79.93	79.93	43.616
70220	3	1			3	[3] Finance Charge underdisclosed >$100 for Purchase [2] Credit Score Disclosure Not Present [2] Initial TIL Missing [2] State - Missing Attorney Disclosure [2] State - Missing Insurance Disclosure [2] State - Missing Application Disclosure [2] Initial GFE Missing	Finance charges under disclosed by $1691.77 which exceeds the $100 tolerance for purchase transactions. Unable to determine the reason for the under disclosure due to missing the itemization of amount financed. There is a seller credit on page one of HUD for $9000 which is not itemized therefore excluded.		APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	80	90
70221	2	1			2	[2] Initial TIL Missing				Cashout Refi	Owner Occ	54.34	54.34	39
70222	3	2	[2] Negam by Note Design		3	[3] State Late Charge Not Standard [2] State - Missing Agency to Receive Borrower Complaints	Late charge fee of 6% exceeds the max allowed of 5% for the state South Carolina.			Purchase	Owner Occ	79.95	79.95	27.39
70223	3	3	[3] Credit Report Missing		3	[3] Finance Charge underdisclosed >$35 for Refinance [2] Credit Score Disclosure Not Present [2] Initial TIL Missing [2] State - Missing Application Addedum stating applicant, if married, may apply for a separate account [2] State - Missing Consumer Credit Score Disclosure [2] State - Missing Domestic Partnership Affidavit [2] State - Missing Impound Authorization Disclosure [2] State - Missing Interim Interest Disclosure [2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Notice to Cosigner	Finance charges under disclosed by $379.99 which exceeds the $35 tolerance for refinance transactions. TIL itemization did not disclose a recording service fee of $75.00 and a closing fee of $305.00 as prepaid finance charges.		APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Cashout Refi	Owner Occ	52.04	52.04
70224	1	1			1					Cashout Refi	Owner Occ	80	80	53.67
70225	3	1			3	[3] HUD1 Incomplete [2] Initial GFE Date not within 3 days of Initial Application Date	HUD incomplete due to not being signed by the borrowers or stamped by the settlement agent.	YES		Cashout Refi	Owner Occ	80	80	38.27
70226	2	1			2	[2] Credit Score Disclosure Not Present [2] Initial TIL Missing [2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Schedule of Loan Charges				Cashout Refi	Owner Occ	38.59	73.98
70227	3	3	[3] Missing Initial Application		2	[2] Initial TIL Missing [2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage [2] State - Missing Notice to Cosigner				Cashout Refi	Owner Occ	75.5	75.5	53.18
70228	3	3	[3] Final Application Missing [3] Credit Report Missing		2	[2] Initial GFE Missing [2] Credit Score Disclosure Not Present [2] Initial TIL Missing [2] Affiliated Business Doc Missing [2] State - Missing Authorization to Complete Blank Spaces				Cashout Refi	Owner Occ	72.5	72.5
70229	3	3	[3] Credit Report Missing [3] Missing Initial Application		2	[2] Credit Score Disclosure Not Present [2] State - Missing Application Addedum stating applicant, if married, may apply for a separate account [2] State - Missing Consumer Credit Score Disclosure				Purchase	Owner Occ	80	95
70230	3	3	[3] Appraisal Missing		2	[2] State - Missing Affidavit of Compliance / Smoke Alarm				Purchase	Owner Occ	80	80	43.47
70231	2	1			2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Prepayment Penalty Notice or Notice to Refuse Payment on the Note [2] State - Missing Security Protection Provision Statement				Cashout Refi	Owner Occ	87.5	87.5	49.54
70232	3	1			3	[3] Finance Charge underdisclosed >$100 for Purchase [2] State - Missing Mortgage Broker Agreement [2] State - Missing Impound Authorization Disclosure [2] State - Missing Interim Interest Disclosure	Finance charge underdisclosed $240.68, which exceeds the $100 for purchases. Unable to determine the reason for the under disclosure due to missing the itemization of amount financed. There is a Seller credit for Closing Costs of $17,000 not itemized therefore not considered.		APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	65.82	86.07	46.49
70233	1	1			1					Purchase	Owner Occ	80	80	38.75
70234	2	2	[2] Negam by Note Design		1					Cashout Refi	Owner Occ	85.62	85.62	42.31
70235	3	1			3	[3] Finance Charge underdisclosed >$100 for Purchase [2] Affiliated Business Doc Missing [2] State - Missing Agency to Receive Borrower Complaints [2] State - Missing Mortgage Broker Fee Agreement for Financial Services	Finance charges under disclosed by $1002.67 which exceeds the $100 tolerance for purchase transactions. Unable to determine under disclosure due to missing itemization of amount financed.		APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Second Home	95	95	14.64
70236	1	1			1					Purchase	Owner Occ	100	100	48.96
70237	3	3	[3] Missing Initial Application		2	[2] Initial TIL Missing				Rate/Term Refi	Owner Occ	60.16	60.16	49.257
70238	3	3	[3] Final Application Missing		2	[2] State - Missing Authorization to Complete Blank Spaces [2] State - Missing Application Disclosure / Advance Fee Agreement				Cashout Refi	Owner Occ	89.38	89.38
70239	2	1			2	[2] State - Missing Authorization to Complete Blank Spaces [2] HMDA-reportable rate spread (1/1/04-10/1/09)				Cashout Refi	Owner Occ	90	90	45
70240	2	1			2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date				Cashout Refi	Owner Occ	70	70	27.74
70241	2	1			2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] State - Missing Interest Rate Disclosre [2] State - Missing Additional Open-End Credit Account Disclosures [2] State - Missing Right to Choose Insurance Provider				Cashout Refi	Owner Occ	79.99	81.56
70242	2	1			2	[2] State - Missing Application Addedum stating applicant, if married, may apply for a separate account [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Interim Interest Disclosure				Cashout Refi	Owner Occ	79.52	79.52	43.97
70243	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] Affiliated Business Doc Missing [2] State - Missing Application Addedum stating applicant, if married, may apply for a separate account [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial GFE Missing				Cashout Refi	Owner Occ	75	75	43.225
70244	3	3	[3] Mortgage Missing		3	[3] Finance Charge underdisclosed >$100 for Purchase [2] State - Missing Notice to Cosigner	Finance charges under disclosed by $12,317.74 which exceeds the $100 tolerance for purchase transactions. Unable to determine the Index used at origination due to missing the closing instructions; the lowest Index available within the look back period is 1.63%. The loan file contained an additional final TIL that was not acknowledged by the borrower, therefore, was not considered.		APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	80	80	38.94
70245	3	1			3	[3] TIL Missing [2] State - Missing Notice to Purchaser-Mortgagor [2] State - Missing Pre-Application Dislcosure [2] Initial TIL Missing		NO		Purchase	Owner Occ	80	95	36.79
70246	3	3	[3] Final Application Missing [3] Escrow Holdback [3] Missing Initial Application	Line 1306 reflects an escrow withholding in the amount of $300. No escrow agreement in file.	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09)				Cashout Refi	Owner Occ	85	85	42.443
70247	3	3	[3] Final Application Missing [3] Missing Initial Application [2] Negam by Note Design		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09)				Rate/Term Refi	Owner Occ	90	90	35.38
70248	1	1			1					Cashout Refi	Owner Occ	80	80	42.7
70249	2	1			2	[2] Affiliated Business Doc Missing [2] State - Missing Application Addedum stating applicant, if married, may apply for a separate account [2] State - Missing Loan Commitiment [2] State - Missing Mortgage Loan Disclosure Statement (DRE) [2] State - Missing DRE Advance Fee Agreement [2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage [2] State - Missing Condominium Earthquake Insurance Disclosure [2] State - Missing Finance Lender Information Disclosure [2] HMDA-reportable rate spread (1/1/04-10/1/09)				Cashout Refi	Investment Property	75	75	49.91
70251	3	3	[3] Credit Report Missing [3] Missing Title Evidence [3] Missing Initial Application [2] Negam by Note Design		2	[2] State - Missing Notice to Purchaser-Mortgagor [2] State - Missing Pre-Application Dislcosure [2] HMDA-reportable rate spread (1/1/04-10/1/09)				Purchase	Second Home	80	80	33.16
70252	3	3	[3] Missing Initial Application		2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] State - Missing Pre-Application Dislcosure				Rate/Term Refi	Owner Occ	80	90	38.92
70253	3	3	[3] Appraisal Incomplete [2] Only Preliminary Title in File	Appraisal incomplete due to missing pages 1-2.	3	[3] ROR Missing [2] State - Missing Application Addedum stating applicant, if married, may apply for a separate account [2] State - Missing Fair Lending Notice [2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage [2] HMDA-reportable rate spread (1/1/04-10/1/09)			ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Cashout Refi	Owner Occ	87.36	87.36	48.26
70254	2	1			2	[2] HMDA-reportable rate spread (1/1/04-10/1/09)				Purchase	Owner Occ	80	100	45.081
70255	3	3	[3] Mortgage Missing [3] Missing Initial Application		2	[2] Affiliated Business Doc Missing [2] Initial GFE Missing [2] Initial TIL Missing				Rate/Term Refi	Owner Occ	100	100	43.26
70256	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] State - Missing MD Finance Agreement [2] State - Missing MD No Escrow Account Disclosure [2] State - Missing Commercially Reasonable Means or Mechanism Worksheet / Ability to Repay [2] State - Missing Right to Choose Attorney or Title Insurance Company [2] State - Missing Net Tangible Benefit Worksheet [2] State - Missing Written Acknowledgement of Delivery of the Note [2] Initial GFE Missing [2] Initial TIL Missing				Rate/Term Refi	Owner Occ	50.91	50.91	41
70257	3	3	[3] Appraisal Missing [3] Credit Report Missing [3] Application Incomplete	Incomplete final application due to missing origination entity information.	3	[3] State Late Charge Not Standard [2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial GFE Missing [2] Initial TIL Missing	Late charge fee of 5% exceeds the max allowed of 2% for the state New York.			Cashout Refi	Owner Occ	93.42	93.42	33.57
70258	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing [3] Missing Title Evidence [3] Missing Initial Application		3
[3]   TIL Missing
[3]   HUD-1 Missing
[2]   Credit Score Disclosure Not Present
[2]   State - Missing Borrower Information Document
[2]   State - Missing Broker Agreement
[2]   State - Mising Illinois Mortgage Escrow Act Disclosure
[2]   State - Missing Application Disclosure Statement
[2]   State - Missing Description of Underwriting Criteria and Required Documentation
[2]   State - Missing Escrow Account Disclosure Agreement
[2]   State - Missing Collateral Protection Act Disclosure
[2]   State - Missing Commitment Letter
[2]   State - Missing Notice of Choice of Agent or Insurer
[2]   State - Missing Loan Brokerage Disclosure Statement
[2]   Initial GFE Missing
 [2]   Initial TIL Missing
								YES		Purchase	Owner Occ	80	80
70260	3	3	[3] Missing Initial Application		3	[3] APR Tolerance UnderDisclosed 0.25 [2] State - Missing Notice to Purchaser-Mortgagor [2] State - Missing Anti-Coercion Notice [2] State - Missing Broker Agreement [2] State - Missing Pre-Application Dislcosure [2] State - Missing Lock In Agreement [2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date	APR under disclosed by .380 which exceeds the .125 tolerance.		APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Construction To Perm	Second Home	86.38	86.38	61.93
70261	3	3	[3] Credit Report Missing		3	[3] Finance Charge underdisclosed >$100 for Purchase [2] Credit Score Disclosure Not Present	Finance charges under disclosed by $128.50 which exceeds the $100 tolerance for purchase transactions. Unable to determine under disclosure due to missing itemization of amount financed.		APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Construction To Perm	Owner Occ	85.1	85.1	41.84
70262	2	1			2	[2] Affiliated Business Doc Incomplete [2] State - Missing Notice of Material Change of Mortgage Loan Terms				Purchase	Owner Occ	80	100	26.38
70263	3	3	[3] Missing Initial Application [2] Combined Orig LTV >100%		3	[3] Finance Charge underdisclosed >$100 for Purchase [2] State - Missing Notice to Purchaser-Mortgagor [2] State - Missing Anti-Coercion Notice [2] Initial GFE Missing [2] Initial TIL Missing	Finance charges under disclosed by $383.51 which exceeds the $100 tolerance for purchase transactions. Unable to determine under disclosure due to missing itemization of amount financed.		APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	89.37	104.37	8.48
70264	1	1			1					Purchase	Second Home	80	100	24.05
70265	3	1			3	[3] Finance Charge underdisclosed >$35 for Refinance [3] TIL Incomplete [2] State - Missing Anti-Coercion Notice [2] Initial GFE Missing [2] Initial TIL Missing	Final TIL is marked final and was signed at closing; however, reflects estimated APR, Finance Charge and Total Payment figures. Finance charges under disclosed by $10,963.85 which exceeds the $35 tolerance for refinance transactions. Closing instructions indicate the Index used was 5%. The closest Index available in our look-back period is 5.12%.	NO	APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Rate/Term Refi	Second Home	90.53	90.53	51.4
70266	3	3	[3] Application Incomplete	Application incomplete due to missing origination entity information.	3	[3] TIL Missing [2] Credit Score Disclosure Not Present [2] State - Missing Application Disclosure [2] State - Missing Affidavit of Borrower Under Residential Mortgage Act [2] State - Missing GA Foreclosure Disclosure / Notice Pursuant To O.C.G.A. Section 7-1 [2] State - Missing Right to Select Attorney Disclosure		NO		Construction To Perm	Owner Occ	94.78	94.78	41.87
70267	2	1			2	[2] Initial GFE Incomplete [2] Initial TIL Incomplete	Initial GFE incomplete due to missing origination entity information. Initial TIL incomplete due to missing origination entity information.			Construction To Perm	Owner Occ	70.75	70.75	54.28
70268	3	2	[2] Combined Orig LTV >100%		3	[3] TIL Incomplete [2] State - Missing Anti-Coercion Notice [2] State - Missing Pre-Application Dislcosure [2] State - Missing Lock In Agreement	Final TIL signed at closing; however, reflects estimated APR, Finance Charge, and Total Payment figures.	NO		Construction To Perm	Investment Property	72.18	72.18	34.78
70269	3	1			3	[3] Finance Charge underdisclosed >$100 for Purchase	Finance charges under disclosed by $226.60 which exceeds the $100 tolerance for purchase transactions. Unable to determine under disclosure due to missing itemization of amount financed.		APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Construction To Perm	Owner Occ	85.22	85.22
70270	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		2	[2] Affiliated Business Doc Missing [2] State - Missing Fair Lending Notice [2] State - Missing Hazard Insurance Disclosure [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Domestic Partnership Affidavit [2] State - Missing Impound Authorization Disclosure [2] State - Missing Interim Interest Disclosure [2] Initial GFE Missing [2] Initial TIL Missing				Construction To Perm	Owner Occ	73.93	73.93	60.84
70271	3	1			3
[3]   Finance Charge underdisclosed >$100 for Purchase
[2]   State - Missing Attorneys' Fees Disclosure
[2]   State - Missing Guarantee Of Loan Program
[2]   State - Missing Home Buyers Property Tax Payment Option
[2]   State - Missing Commercially Reasonable Means or Mechanism Worksheet / Ability to Repay
[2]   State - Missing Right to Choose Attorney or Title Insurance Company
[2]   State - Missing Wet Settlement / Delivery of Net Proceeds Authorization
[2]   State - Missing Disclosure of Seller-Paid Fees
[2]   State - Missing Licensee Information or Affidavit of Exemption
[2]   State - Missing Written Acknowledgement of Delivery of the Note
 [2]   Initial TIL Missing
							Finance charges under disclosed by $140.92 which exceeds the $100 tolerance for purchase transactions. Unable to determine under disclosure due to missing itemization of amount financed.		APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	99.82	99.82	55.2
70272	3	3	[3] Final Application Missing [3] Missing Initial Application		3	[3] Finance Charge underdisclosed >$100 for Purchase [2] State - Missing Loan Commitment [2] State - Missing Guarantee Of Loan Program [2] State - Missing Commercially Reasonable Means or Mechanism Worksheet / Ability to Repay [2] State - Missing Right to Choose Attorney or Title Insurance Company [2] State - Missing Disclosure of Seller-Paid Fees [2] State - Missing Licensee Information or Affidavit of Exemption [2] Initial GFE Missing [2] Initial TIL Missing	Finance charges under disclosed by $1,815.53 which exceeds the $100.00 tolerance for purchase transactions. There is a seller credit on page one of HUD for $1,600 which is not itemized therefore excluded.		APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	95	95	36.09
70273	2	1			2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date				Purchase	Owner Occ	94.7	94.7	47.07
70274	2	1			2	[2] State - Missing Anti-Coercion Notice				Cashout Refi	Owner Occ	51.48	70	57.28
70275	3	1			3	[3] Finance Charge underdisclosed >$100 for Purchase [2] Affiliated Business Doc Missing [2] State - Missing Application Disclosure [2] State - Missing Commitment Disclosure [2] State - Missing Waiver of Borrower's Rights [2] State - Missing Affidavit of Borrower Under Residential Mortgage Act [2] State - Missing GA Foreclosure Disclosure / Notice Pursuant To O.C.G.A. Section 7-1 [2] State - Missing Right to Select Attorney Disclosure [2] Initial GFE Missing	Finance charges under disclosed by $234.85 which exceeds the $100 tolerance for purchase transactions. TIL itemization of amount financed shows attorney fees $5.70 while HUD line 1107 reflects $235.75 .		APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	97.45	97.45	36.98
70276	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application [2] Combined Orig LTV >100%		2	[2] State - Missing Notice to Purchaser-Mortgagor [2] State - Missing Pre-Application Dislcosure [2] Initial GFE Missing [2] Initial TIL Missing				Purchase	Owner Occ	102	102
70277	3	3	[3] MI Missing [3] Initial Application Unsigned	Case Query results provided do not indicate UFMIP was paid, FHA loan, missing MIC.	2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] State - Missing Notice to Purchaser-Mortgagor [2] State - Missing Anti-Coercion Notice [2] State - Missing Pre-Application Dislcosure				Purchase	Owner Occ	92.45	92.45	32
70278	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		1					Cashout Refi	Owner Occ	80	80	41.12
70279	2	1			2	[2] State - Missing Mortgage Banker Disclosure [2] State - Missing Loan Agreement Rider [2] State - Missing Collateral Protection Insurance Notice [2] State - Missing Notice of Penalties for Making False or Misleading Written Statement				Purchase	Owner Occ	97	97	48
70280	3	3	[3] MI Missing [3] Appraisal Incomplete [3] No Net Tangible Benefit To Borrower	Appraisal incomplete because the original appraisal was completed "subject to" and a completion cert was not found in the file. Case Query results are not provided to indicate if UFMIP was paid, FHA loan, missing MIC. Unable to determine net tangible benefit due to, missing previous note and/or payoff statement for subject property. Borrower is not paying off any debt at time of closing or receiving more than $2,000 at closing.	3	[3] ROR Incomplete [2] State - Missing Application Disclosure [2] State - Missing Commitment Disclosure [2] State - Missing Affidavit of Borrower Under Residential Mortgage Act [2] State - Missing GA Foreclosure Disclosure / Notice Pursuant To O.C.G.A. Section 7-1 [2] State - Missing Right to Select Attorney Disclosure [2] Initial GFE Missing [2] Initial TIL Missing	ROR incomplete due to clerical error on the co- borrower date.		ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	70.8	70.8	50.22
70282	2	1			2	[2] State - Missing Lock In Disclosure [2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial GFE Missing				Purchase	Owner Occ	97.75	97.75	42.38
70283	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		2	[2] Credit Score Disclosure Not Present [2] State - Missing Broker Application Disclsoure [2] State - Missing Disclosure of Terms of Mortgage Application [2] State - Missing NMLS Unique Identifier # and WA CLA mortgage loan originator’s license number on the application				Construction To Perm	Owner Occ	80	87.63	43.65
70284	3	3	[3] Mortgage/DOT Incomplete	Mortgage incomplete due to the notary date missing.	1					Purchase	Owner Occ	85	85	39.83
70285	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		1					Construction To Perm	Owner Occ	80	95	49.14
70286	2	2	[2] Only Preliminary Title in File		2	[2] State - Missing Anti-Coercionn Notice [2] Initial GFE Missing				Cashout Refi	Owner Occ	90	90	21.45
70287	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] Credit Score Disclosure Not Present [2] State - Missing Automated Valuation Model Notice [2] State - Missing Loan Commitiment [2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage [2] State - Missing Domestic Partnership Affidavit [2] State - Missing Impound Authorization Disclosure [2] State - Missing Interim Interest Disclosure [2] State - Missing Loan Modification Disclosure [2] State - Missing Notice to Cosigner				Rate/Term Refi	Owner Occ	80	89.98	53.34
70288	2	1			2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date				Purchase	Owner Occ	33.66	33.66	28.82
70289	3	3	[3] Credit Report Missing		3	[3] Finance Charge underdisclosed >$35 for Refinance [2] Credit Score Disclosure Not Present	Finance charges under disclosed by $611.49 which exceeds the $35 tolerance for refinance transactions. TIL itemization did not disclose the underwriting fee of $250, flood cert fee of $26, closing fee of $100, title services for $220.05, the courier fee of $50 or the closing protection letter for $25 as prepaid finance charges.		APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	95.1	95.1	13.79
70290	3	3	[3] Credit Report Missing [3] Missing Initial Application		2	[2] State - Missing Application Addedum stating applicant, if married, may apply for a separate account [2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage				Cashout Refi	Owner Occ	70	70	64.91
70291	3	3	[3] Credit Report Missing [3] Missing Initial Application		2	[2] State - Missing Net Tangible Benefit Worksheet				Cashout Refi	Owner Occ	80.2	80.2	22.58
70292	3	3	[3] Appraisal Incomplete	Appraisal report incomplete due to marked as "subject to" for Termite inspection/treatment. No evidence of completion/442 form imaged to file as of 8/22/2014.	2	[2] State - Missing Guarantee Of Loan Program [2] State - Missing Commercially Reasonable Means or Mechanism Worksheet / Ability to Repay [2] State - Missing Right to Choose Attorney or Title Insurance Company [2] State - Missing Licensee Information or Affidavit of Exemption [2] State - Missing Net Tangible Benefit Worksheet				Cashout Refi	Owner Occ	85	85	44.6
70293	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] State - Missing Affidavit of Borrower Under Residential Mortgage Act [2] State - Missing GA Foreclosure Disclosure / Notice Pursuant To O.C.G.A. Section 7-1				Cashout Refi	Owner Occ	70.48	70.48	28.89
70294	3	3	[3] Final Application Missing [3] Credit Report Missing [3] MI Missing [3] Missing Initial Application	Case Query results are not provided to indicate if UFMIP was paid, FHA loan, missing MIC.	3	[3] HUD-1 Incomplete [2] State - Missing Choice of Insurance Disclsoure [2] State - Missing Escrow Agent Notice [2] Credit Score Disclosure Not Present	HUD incomplete due to missing borrower's acknowledgement on handwritten changes reflecting on page 2.	NO		Purchase	Owner Occ	97	97	36.8
70295	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] Credit Score Disclosure Not Present [2] State - Missing Mortgage Consumer Disclosure [2] State - Missing Commitment Letter [2] State - Missing Rate Lock [2] State - Missing Application Disclosure [2] State - Missing Freedom to Choose / Anti-Coercion Disclosure [2] HMDA-reportable rate spread (1/1/04-10/1/09)				Rate/Term Refi	Investment Property	46.27	46.27
70296	3	3	[3] Final Application Missing [3] Credit Report Missing		3	[3] Finance Charge underdisclosed >$100 for Purchase [2] Initial GFE Missing [2] Initial TIL Missing	Finance charges under disclosed by $289.47 which exceeds the $35 for refinances. TIL itemization did not disclose an wire fee of $35 or courier fee for $40. In addition the TIL itemization disclosed a closing fee of $400 however $533 was collected on the final HUD for the closing fee.		APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	80	80	59.3
70297	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] State - Missing Loan Product Choice / Prepayment Penalty Disclosure [2] State - Missing Application Disclosure Statement [2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Waiver of Right to Participate in Class Action Addendum to Note				Purchase	Owner Occ	94.79	94.79	56.74
70298	3	1			3	[3] Finance Charge underdisclosed >$100 for Purchase [2] Credit Score Disclosure Not Present [2] State - Missing Anti-Coercion Notice [2] State - Missing Choice of Attorney disclosure [2] State - Missing Amortization Information Disclosure [2] State - Missing Fee Information From Your Mortgage Broker For Your Mortgage Loan [2] Initial TIL Missing	Finance charges under disclosed by $253.65 which exceeds the $100 tolerance for purchase transactions. Unable to determine under disclosure due to missing TIL itemization of amount financed.		APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	100	100
70299	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		1					Purchase	Owner Occ	79.89	89.99	42.7
70300	1	1			1					Cashout Refi	Owner Occ	79.82	79.82
70301	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] State - Missing Application Addedum stating applicant, if married, may apply for a separate account [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Notice to Cosigner				Purchase	Owner Occ	69.5	74.5	41.29
70302	2	1			2	[2] Credit Score Disclosure Not Present [2] State - Missing Consumer Credit Score Disclosure [2] State - Missing Fair Lending Notice [2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Interim Interest Disclosure				Cashout Refi	Owner Occ	58.17	58.17
70303	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		3	[3] HUD-1 Incomplete [2] State - Missing Application Disclosure Statement [2] State - Missing Disclosure and Acknowledgment of Involvement and Fees Earned by Mortgage Broker [2] State - Missing Cover Page / Social Security Disclosure [2] Credit Score Disclosure Not Present	Final HUD not signed by the borrower or stamped by settlement agent.	NO		Purchase	Owner Occ	90	90	39.33
70304	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		3	[3] Finance Charge underdisclosed >$100 for Purchase [2] State - Missing Application Addedum stating applicant, if married, may apply for a separate account [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Notice to Cosigner	Finance charges under disclosed by $568.58 which exceeds the $100 tolerance for purchase transactions. TIL Itemization did not disclose settlement fees: Closing Settlement fee for $1,171.00 (only disclosed $750), Tie In fee $175.00 and Sub Escrow fee $62.50 as prepaid finance charges.		APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	80	80	50.5
70305	2	2	[2] Combined Orig LTV >100%		2	[2] Credit Score Disclosure Not Present [2] State - Missing Anti-Coercion Notice [2] State - Missing Choice of Attorney disclosure [2] State - Missing Amortization Information Disclosure [2] State - Missing Fee Information From Your Mortgage Broker For Your Mortgage Loan				Purchase	Owner Occ	100	118.74
70306	3	1			3	[3] Finance Charge underdisclosed >$100 for Purchase [2] State - Missing Impound Authorization Disclosure [2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Notice to Cosigner	Finance charges under disclosed by $987.49 which exceeds the $100 tolerance for purchase transactions. Line 204 has a lender credit in the amount of $7000 for recurring/ no recurring closing costs and Line 205 has a lender credit for $200 for recurring/non recurring closing costs that are not itemized therefore excluded.		APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	90	90	62.92
70307	2	1			2	[2] HMDA-reportable rate spread (1/1/04-10/1/09)				Purchase	Owner Occ	100	100	33.39
70308	2	1			2	[2] State - Missing Notice to Cosigner				Cashout Refi	Investment Property	57.14	57.14	60.35
70310	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] Credit Score Disclosure Not Present [2] Affiliated Business Doc Missing [2] Initial GFE Missing [2] Initial TIL Missing				Purchase	Owner Occ	100	100	27.15
70311	3	3	[3] Credit Report Missing		2	[2] Credit Score Disclosure Not Present [2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial TIL Missing				Cashout Refi	Owner Occ	89.22	89.22	25.67
70312	2	1			2	[2] Credit Score Disclosure Not Present [2] State - Missing Mortgage Banker Disclosure [2] State - Missing Residential Mortgage Loan Originator Disclosure [2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Notice of Penalties for Making False or Misleading Written Statement				Purchase	Owner Occ	95	95	46.51
70313	3	1			3	[3] Finance Charge underdisclosed >$100 for Purchase [3] TIL Incomplete [2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Right to Choose Insurance Provider [2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date	Final TIL incomplete due to missing borrower signature date. Finance charges under disclosed by $125.20 which exceeds the $100 tolerance for purchase transactions. TIL Itemization did not disclose a $120 settlement/closing and $10 electronic recording fees as prepaid finance charges.	NO	APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	89.99	89.99	60.19
70315	2	2	[2] Only Preliminary Title in File [2] Subject is Unique Property		2	[2] Credit Score Disclosure Not Present [2] State - Missing Net Tangible Benefit Worksheet				Cashout Refi	Owner Occ	80	80	46.88
70316	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] State - Missing Rate Lock				Purchase	Owner Occ	100	100	64.8
70317	3	3	[3] Credit Report Missing		2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] HMDA-reportable rate spread (1/1/04-10/1/09)				Purchase	Owner Occ	94.68	94.68	33.46
70318	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing [3] Mortgage Missing [3] Missing Title Evidence [3] No Net Tangible Benefit To Borrower [3] Missing Initial Application	No Net Tangible Benefit to the borrower, unable to determine net tangible benefit due to missing previous note and/or payoff statement for subject property AND current HUD.	3	[3] TIL Missing [3] ROR Missing [3] HUD-1 Missing [2] Credit Score Disclosure Not Present [2] State - Missing Notice to Purchaser-Mortgagor [2] State - Missing Anti-Coercion Notice [2] State - Missing Broker Agreement [2] State - Missing Pre-Application Dislcosure [2] State - Missing Notice of Material Change of Mortgage Loan Terms [2] State - Missing Lock In Agreement [2] State - Missing Mortgage Loan Commitment [2] Initial GFE Missing [2] Initial TIL Missing		YES	ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Cashout Refi	Owner Occ	77.94	77.94
70319	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		2	[2] Credit Score Disclosure Not Present [2] State - Missing Anti-Coercion Notice [2] State - Missing Pre-Application Dislcosure				Rate/Term Refi	Owner Occ	80	80	42.473
70320	3	3	[3] Credit Report Incomplete	Credit report incomplete due being faded and illegible.	2	[2] Affiliated Business Doc Missing [2] State - Missing Waiver of Borrower's Rights [2] State - Missing Affidavit of Borrower Under Residential Mortgage Act [2] State - Missing GA Foreclosure Disclosure / Notice Pursuant To O.C.G.A. Section 7-1 [2] State - Missing Right to Select Attorney Disclosure [2] Initial TIL Missing				Cashout Refi	Owner Occ	99.7	99.7	20
70321	2	1			2	[2] Affiliated Business Doc Missing [2] Initial TIL Missing				Cashout Refi	Owner Occ	80.26	80.26	49
70322	3	3	[3] Credit Report Incomplete	Credit report incomplete due to missing co-borrower's report.	3	[3] Finance Charge underdisclosed >$35 for Refinance [2] Initial TIL Missing	Finance charges under disclosed by $60 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Cashout Refi	Owner Occ	89	89	23.07
70323	3	3	[3] Balloon Under 7 Years	Per Note balloon term is 60 months.	2	[2] Affiliated Business Doc Missing [2] State - Missing Consumer Caution and Counseling Disclosure [2] Initial GFE Missing [2] Initial TIL Missing				Cashout Refi	Owner Occ	89	89	44.63
70324	2	1			2	[2] Affiliated Business Doc Missing [2] State - Missing Rate Lock [2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial TIL Missing				Cashout Refi	Owner Occ	88.8	88.8	32.3
70325	3	3	[3] Appraisal Missing [3] Missing Initial Application		3	[3] Finance Charge underdisclosed >$35 for Refinance [2] Initial TIL Missing	Finance charges under disclosed by $70 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	62.41	62.41	31
70326	3	3	[3] Appraisal Missing [3] Missing Title Evidence [3] Balloon Under 7 Years	Per Note balloon term is 60 months.	2	[2] Affiliated Business Doc Missing [2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial TIL Missing				Cashout Refi	Owner Occ	90	90	51.46
70327	2	1			2	[2] Affiliated Business Doc Missing [2] Initial TIL Missing				Rate/Term Refi	Owner Occ	68.93	68.93	40
70328	3	3	[3] Missing Initial Application		3	[3] Federal Higher-Priced Mortgage Loan [2] HMDA-reportable rate spread (10/1/09 and later) [2] State - Missing Insurance Disclosure / Right to Choose Insurance Provider [2] State - Missing Rate Lock	Federal Higher-Priced Mortgage Loan - stated APR of 7.9360% and audited APR of 7.9394% exceed the HPML threshold of 6.5% (1.5% over applicable APOR, 5%). Loan appears to comply with repayment ability and prepayment penalty restrictions and requirements applicable to federal HPMLs.		Federal Higher-Priced Mortgage Loan - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Purchase	Owner Occ	95	95	40.05
70329	3	3	[3] Final Application Missing [2] Combined Orig LTV >100%		2	[2] Affiliated Business Doc Missing [2] State - Missing Borrower's Bill of Rights [2] State - Missing Consumer Caution and Counseling Disclosure [2] Initial TIL Missing				Cashout Refi	Owner Occ	102	102	34
70330	2	1			2	[2] Affiliated Business Doc Missing [2] State - Missing Borrower's Bill of Rights [2] State - Missing Consumer Caution and Counseling Disclosure [2] Initial TIL Missing				Rate/Term Refi	Owner Occ	89.89	89.89	40
70331	2	1			2	[2] Initial TIL Missing				Rate/Term Refi	Owner Occ	73.03	73.03	44
70332	3	1			3	[3] Finance Charge underdisclosed >$100 for Purchase [2] State - Missing Borrower's Bill of Rights [2] State - Missing Consumer Caution and Counseling Disclosure	Finance charges under disclosed by $2256.40 which exceeds the $100 tolerance for purchase transactions. There is a Lender credit on line 206 for $2290.40 which is un-itemized therefore excluded.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	91.62	91.62	99
70333	3	3	[3] Initial Application Incomplete	Initial Application incomplete due to missing pages 2 and 3.	2	[2] Affiliated Business Doc Missing [2] State - Missing Borrower's Bill of Rights [2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial GFE Missing [2] Initial TIL Missing				Purchase	Owner Occ	95	95	48
70334	3	3	[3] Initial Application Incomplete [3] Credit Report Incomplete	Credit Report incomplete because it does not reflect all 3 credit scores for the borrower. Initial application is incomplete due to missing page 2.	2	[2] State - Missing Dower / Homestead Waiver Rider to Mortgage [2] State - Missing Borrower's Bill of Rights [2] State - Missing Insurance Disclosure / Right to Choose Insurance Provider [2] State - Missing Rate Lock [2] Initial GFE Incomplete [2] Initial TIL Missing	GFE incomplete due to missing page 2.			Cashout Refi	Owner Occ	84.41	84.41	29.53
70335	2	1			2	[2] Affiliated Business Doc Missing [2] Initial GFE Missing [2] Initial TIL Missing				Cashout Refi	Owner Occ	44.65	44.65	50
70336	2	1			2	[2] State - Missing Borrower's Bill of Rights [2] State - Missing Consumer Caution and Counseling Disclosure [2] Initial TIL Missing				Cashout Refi	Owner Occ	100	100	50
70337	3	3	[3] Missing Title Evidence		2	[2] Credit Score Disclosure Not Present [2] Affiliated Business Doc Missing [2] State - Missing Borrower's Bill of Rights [2] State - Missing Consumer Caution and Counseling Disclosure [2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial GFE Missing				Rate/Term Refi	Owner Occ	87.16	87.16	37
70338	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Title Evidence [3] Missing Initial Application [2] Combined Orig LTV >100%		2	[2] Affiliated Business Doc Missing [2] State - Missing Borrower's Bill of Rights [2] State - Missing Consumer Caution and Counseling Disclosure [2] State - Missing Insurance Disclosure / Right to Choose Insurance Provider [2] State - Missing Rate Lock [2] Initial GFE Missing [2] Initial TIL Missing				Cashout Refi	Owner Occ	89.9	102.22	30
70339	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		3	[3] ROR Missing [2] State - Missing Borrower's Bill of Rights [2] State - Missing Consumer Caution and Counseling Disclosure [2] Initial GFE Missing [2] Initial TIL Missing			ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Cashout Refi	Owner Occ	83.77	83.77	34.19
70340	3	3	[3] Initial Application Incomplete	Incomplete initial application due to missing the borrower signature and missing origination entity information	2	[2] Evidence of Single Premium Credit Insurance With Disclosure [2] State - Missing Borrower's Bill of Rights [2] State - Missing Consumer Caution and Counseling Disclosure				Purchase	Owner Occ	89	89	29
70341	2	2	[2] Combined Orig LTV >100%		2	[2] State - Missing Consumer Caution and Counseling Disclosure [2] Initial GFE Missing [2] Initial TIL Missing				Rate/Term Refi	Owner Occ	112.26	112.26	37
70342	3	3	[3] Final Application Missing [3] Missing Initial Application [2] Combined Orig LTV >100% [2] Original LTV > 125%		3	[3] Finance Charge underdisclosed >$100 for Purchase [3] Federal Higher-Priced Mortgage Loan [3] No tolerance fees increased at closing (Transfer Taxes) [2] HMDA-reportable rate spread (10/1/09 and later) [2] State - Missing Borrower's Bill of Rights [2] State - Missing Consumer Caution and Counseling Disclosure [2] State - Missing Insurance Disclosure / Right to Choose Insurance Provider
Federal Higher-Priced Mortgage Loan - stated APR of 5.991% and audited APR of 6.0519% exceed the HPML threshold of 5.68% (1.5% over applicable APOR, 4.18%). Loan is a federal higher-priced mortgage loan and as such, must comply with applicable repayment ability, prepayment penalty, and escrow restrictions and requirements. Unable to verify creditor's repayment ability analysis.   Non-compliant Federal HPML
Finance charges under disclosed by $255.88 which exceeds the $100 tolerance for purchase transactions. Unable to determine the reason for the under disclosure due to missing the itemization of amount financed. There is a Lender credit on line 207 for $437.09 which is un-itemized therefore excluded.
 No tolerance fees increase: Transfer Taxes increased; most recent GFE dated 10/04/2011 disclosed Transfer taxes as $0 increased at closing to $395.60.
									Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL. Federal Higher-Priced Mortgage Loan - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Purchase	Owner Occ	136.36	136.36	14
70343	3	3	[3] Appraisal Missing [2] Combined Orig LTV >100%		3	[3] HUD-1 Incomplete [2] State - Missing Borrower's Bill of Rights [2] State - Missing Consumer Caution and Counseling Disclosure [2] State - Missing Insurance Disclosure / Right to Choose Insurance Provider [2] State - Missing Rate Lock [2] Issue with Originator's NMLS License	Final HUD not signed by the borrower or stamped by settlement agent. Originators name and License is missing from NMLS Consumer Access site.	YES		Rate/Term Refi	Owner Occ	107.42	107.42	72.57
70344	3	3	[3] Initial Application Incomplete [3] Credit Report Incomplete	Credit Report incomplete due to missing all three of the borrower's credit scores. Initial application incomplete due to missing page 2.	3	[3] HUD-1 Missing [3] Missing HELOC fee disclosures required under TILA. Unable to validate compliance with TILA HELOC Account-opening disclosure requirements. [2] Affiliated Business Doc Missing [2] Initial GFE Missing	Additional Terms section of the Command Credit Plus Home Equity Line of Credit in file includes language indicating that borrower promises to pay the following closing costs on the date of the agreement, however, closing costs were not listed on the agreement.	NO	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	HELOC	Owner Occ	73.42	73.42	21
70345	2	1			2	[2] Evidence of Single Premium Credit Insurance With Disclosure [2] Affiliated Business Doc Missing				Cashout Refi	Owner Occ	90.69	93.35	37
70346	3	3	[3] Appraisal Missing [3] Missing Title Evidence		3	[3] Initial TIL Missing [2] Affiliated Business Doc Missing [2] State - Missing Borrower's Bill of Rights [2] State - Missing Consumer Caution and Counseling Disclosure			TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	74.82	74.82	47
70347	3	3	[3] Missing Initial Application [3] Credit Report Incomplete [2] Combined Orig LTV >100% [2] Original LTV > 125%	Credit report incomplete due to missing origination entity information.	3	[3] HUD-1 Incomplete [3] Increase in 10% tolerance fees exceeds 10% [2] State - Missing Borrower's Bill of Rights [2] State - Missing Consumer Caution and Counseling Disclosure	Final HUD incomplete due to not being signed by the borrower. HUD 10% tolerance fees increased more than allowed: Total fees subject to 10% tolerance were disclosed in the amount of $555.49 and the total collected was $745.49, resulting in an increase of $190 or 34.2%. This is due to the fact that GFE2 dated 04/16/2010 reflects an undocumented increase in required services that we select from $82.49 to $272.49.	YES		Rate/Term Refi	Owner Occ	125.35	125.35	99
70348	3	3	[3] Missing Initial Application [3] Credit Report Incomplete [2] Combined Orig LTV >100% [2] Original LTV > 125%	Credit report incomplete due to missing origination entity information.	3	[3] Finance Charge underdisclosed >$35 for Refinance [3] HUD-1 Incomplete [2] State - Missing Borrower's Bill of Rights [2] State - Missing Consumer Caution and Counseling Disclosure	Final HUD not signed by the borrower or stamped by settlement agent. Finance charges under disclosed by $2478.50 which exceeds the $35 tolerance for refinance transactions. There is a Lender credit on line 208 of the HUD for $2473.84 which is un-itemized therefore excluded.	YES	Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	183.15	183.15	59
70349	3	2	[2] Combined Orig LTV >100% [2] Original LTV > 125%		3	[3] Finance Charge underdisclosed >$35 for Refinance [3] HUD-1 Incomplete [3] No tolerance fees increased at closing (Credit or Charge for Interest Rate) [3] No tolerance fees increased at closing (Adjusted Origination Charges) [2] State - Missing Borrower's Bill of Rights [2] State - Missing Consumer Caution and Counseling Disclosure
Final HUD not signed by the borrower or stamped by settlement agent.
Finance charges under disclosed by $353.78 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing complete itemization.
No tolerance fees increased at closing: Adjusted Origination charges increased from most recent binding GFE dated 10/13/10; Adjusted Origination disclosed as $2536.68 increased at closing to $2906. This is due to the fact that GFE5 dated 11/15/2010 reflects an undocumented increase in Adjusted Origination charges from $2536.68 to $2923.
 No tolerance fees increased at closing: charge for Interest Rate disclosed on the most recent binding GFE dated 10/13/2010 of $2489.08 but final HUD discloses a charge of $2883. This is due to the fact that GFE5 dated 11/15/2010 reflects an undocumented increase in Charge for interest rate from $2489.08 to $2900.
								YES	Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	149.32	149.32	73
70350	3	2	[2] Combined Orig LTV >100% [2] Original LTV > 125%		3	[3] Finance Charge underdisclosed >$35 for Refinance [3] Federal Higher-Priced Mortgage Loan [2] HMDA-reportable rate spread (10/1/09 and later)
Federal Higher-Priced Mortgage Loan - stated APR of 7.34% and audited APR of 7.3737% exceed the HPML threshold of 5.44% (1.5% over applicable APOR, 3.94%). Loan is a federal higher-priced mortgage loan and as such, must comply with applicable repayment ability, prepayment penalty, and escrow restrictions and requirements. Unable to verify creditor's repayment ability analysis.   Non-compliant Federal HPML
 Finance charges under disclosed by $90 which exceeds the $35.00 tolerance for Refinance transactions.  Unable to determine under disclosure due to missing TIL itemization of amount financed. Also, unable to apply the $802.35 lender credit/cure on line 207 of the HUD due to missing the credit itemization.
									Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is Outside the SOL. Federal Higher-Priced Mortgage Loan - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Rate/Term Refi	Owner Occ	132.26	132.26	69
70351	3	3	[3] Credit Report Incomplete	Credit report incomplete due to missing origination entity information.	3	[3] Finance Charge underdisclosed >$35 for Refinance [3] HUD-1 Incomplete [3] Federal Higher-Priced Mortgage Loan [2] HMDA-reportable rate spread (10/1/09 and later) [2] Originator name does not match NMLS registered name for license number [2] State - Missing Borrower's Bill of Rights [2] State - Missing Consumer Caution and Counseling Disclosure	Federal Higher-Priced Mortgage Loan - stated APR of 6.29% and audited APR of 6.3025% exceed the HPML threshold of 5.52% (1.5% over applicable APOR, 4.02%). Loan appears to comply with repayment ability, prepayment penalty, and escrow restrictions and requirements applicable to federal HPMLs. Final HUD incomplete due to not being signed by the borrower. Finance charges under disclosed by $60 which exceeds the $35 for refinances. Unable to determine under disclosure due to missing TIL itemization of amount financed. Originator's NMLS name is not printed on the final 1003.	YES	Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is Outside the SOL. Federal Higher-Priced Mortgage Loan - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Cashout Refi	Owner Occ	87.34	87.34	45
70352	3	3	[3] Appraisal Missing [3] No Net Tangible Benefit To Borrower	Unable to determine net tangible benefit due to, missing previous note and/or payoff statement for subject property. Borrower is not paying off any debt at time of closing or receiving more than $2,000 at closing.	2	[2] Affiliated Business Doc Missing [2] State - Missing Refinance Dislcosure [2] State - Missing Right to Choose Insurance Provider [2] State - Missing Tangible Net Benefit Disclosure [2] Initial GFE Missing [2] Initial TIL Missing				Rate/Term Refi	Owner Occ	68.41	68.41	47
70353	3	3	[3] Credit Report Missing [3] Missing Initial Application		2	[2] State - Missing Credit Agreeement/Rate Lock [2] State - Missing Refinance Dislcosure [2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Tangible Net Benefit Disclosure [2] Initial GFE Missing [2] Initial TIL Missing				Cashout Refi	Owner Occ	63.72	63.72	49.26
70354	3	3	[3] Balloon Under 7 Years	Per NOTE balloon term is for 5 years.	2	[2] Affiliated Business Doc Missing [2] State - Missing Refinance Dislcosure [2] State - Missing Right to Choose Insurance Provider [2] State - Missing Tangible Net Benefit Disclosure [2] Initial TIL Missing				Cashout Refi	Owner Occ	89.89	89.89	35
70355	3	3	[3] Final Application Missing		2	[2] State - Missing Credit Agreeement/Rate Lock [2] HMDA-reportable rate spread (1/1/04-10/1/09)				Purchase	Owner Occ	95.06	95.06	50
70356	2	1			2	[2] Credit Score Disclosure Not Present [2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial TIL Missing				Purchase	Owner Occ	95	95	46
70357	2	1			2	[2] Affiliated Business Doc Missing [2] State - Missing Credit Agreeement/Rate Lock [2] State - Missing required broker disclosure [2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Right to Choose Insurance Provider				Purchase	Owner Occ	95	95	33
70358	3	1			3	[3] Finance Charge underdisclosed >$35 for Refinance [2] Affiliated Business Doc Missing [2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date	Finance charges under disclosed by $96 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Cashout Refi	Owner Occ	80	80	43
70359	3	3	[3] Final Application Missing [3] Missing Title Evidence [2] Combined Orig LTV >100%		3	[3] Finance Charge underdisclosed >$35 for Refinance [3] State Grace Period Below Minimum [3] No tolerance fees increased at closing (Credit or Charge for Interest Rate) [3] No tolerance fees increased at closing (Adjusted Origination Charges) [3] Increase in 10% tolerance fees exceeds 10% [2] Affiliated Business Doc Missing [2] State - Missing Commitment Letter [2] State - Missing Consumer Disclosure Statement [2] State - Missing Application Disclosure
Finance charges under disclosed by $318.33 which exceeds the $35.00 tolerance for Refinance transactions. Unable to determine under disclosure due to missing TIL itemization of amount financed.
Grace period of 10 is below the 15 day minimum requirement per the state of Wisconsin.
HUD 10% tolerance fees increased more than allowed: Total fees subject to 10% tolerance were disclosed in the amount of $523.09 and the total collected was $613.09, resulting in an increase of $90. This is due to the fact that GFE4 dated 02/09/2011 reflects an undocumented increase in required services that we select from $280.09 to $340.09.
No tolerance fees increased at closing: Adjusted Origination charges increased from most recent binding GFE dated 01/05/2011; Adjusted Origination disclosed as $1320.00 increased at closing to $1905.00. This is due to the fact that GFE5 dated 02/17/2011 reflects an undocumented decrease in Charge for interest rate from $1890 to $1895 therefore an undocumented increase in Adjusted Origination charges from $1900 to $1905.
 No tolerance fees increased at closing: charge for Interest Rate disclosed on the most recent binding GFE dated 01/05/2011 of $1310.00 but final HUD discloses a charge of $1895.00. This is due to the fact that GFE5 dated 02/17/2011 reflects an undocumented decrease in Charge for interest rate from $1890 to $1895 therefore an undocumented increase in Adjusted Origination charges from $1900 to $1905.
									Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Cashout Refi	Owner Occ	106.33	106.33	75.57
70360	3	3	[3] Final Application Missing [3] Appraisal Incomplete	Appraisal incomplete due to pages cut off during imaging process.	3	[3] HUD-1 Incomplete [3] State Grace Period Below Minimum [3] Federal Higher-Priced Mortgage Loan [2] HMDA-reportable rate spread (10/1/09 and later) [2] Affiliated Business Doc Missing [2] State - Missing Commitment Letter [2] State - Missing Consumer Disclosure Statement [2] State - Missing Application Disclosure [2] State - Missing Notice of Choice of Agent or Insurer
Federal Higher-Priced Mortgage Loan - stated APR of 7.594% and audited APR of 7.6039% exceed the HPML threshold of 5.4% (1.5% over applicable APOR, 3.9%). Loan appears to comply with repayment ability, prepayment penalty, and escrow restrictions and requirements applicable to federal HPMLs.
Final HUD not signed by the borrower or stamped by settlement agent.
 For second mortgage loans and first lien residential mortgage loans in excess of $25,000, lenders may impose a late charge for any installment not paid within 15 days of its due date if its included in the loan contract and does not exceed 5% of the installment due.
								YES	Federal Higher-Priced Mortgage Loan - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Rate/Term Refi	Owner Occ	62.91	62.91	91.39
70361	3	3	[3] Appraisal Missing [3] Missing Title Evidence		2	[2] State - Missing Commitment Letter [2] State - Missing Consumer Disclosure Statement [2] Initial TIL Missing				Cashout Refi	Owner Occ	84.53	84.53
70362	3	3	[3] Appraisal Missing [3] Application Incomplete	Final application incomplete due to missing borrower's signatures on Final 1003 and bottom of the pages are cut off.	3	[3] Finance Charge underdisclosed >$35 for Refinance [3] HUD-1 Incomplete [3] State Grace Period Below Minimum [3] Federal Higher-Priced Mortgage Loan [3] No tolerance fees increased at closing (Credit or Charge for Interest Rate) [3] No tolerance fees increased at closing (Adjusted Origination Charges) [2] HMDA-reportable rate spread (10/1/09 and later) [2] Affiliated Business Doc Missing [2] State - Missing Commitment Letter [2] State - Missing Consumer Disclosure Statement [2] State - Missing Application Disclosure [2] State - Missing Notice of Choice of Agent or Insurer
Federal Higher-Priced Mortgage Loan - stated APR of 6.392% and audited APR of 6.4974% exceed the HPML threshold of 5.81% (1.5% over applicable APOR, 4.31%). Loan appears to comply with repayment ability, prepayment penalty, and escrow restrictions and requirements applicable to federal HPMLs.
Final HUD not signed by the borrower or stamped by settlement agent.
Finance charges under disclosed by $2025.98 which exceeds the $35 tolerance for refinance transactions. There is a Lender credit on line 208 for $2012.34 which is un-itemized therefore excluded.
Grace period of 10 is below the 15 day minimum requirement per the state of Wisconsin.
No tolerance fees increased at closing: Adjusted Origination charges increased from most recent binding GFE dated 10/25/2010; Adjusted Origination disclosed as $1823 increased at closing to $2020. This is due to the fact GFE2 dated 11/4/2010 reflects an undocumented increase in Adjusted Origination charges from $1823 to $2020.
 No tolerance fees increased at closing: charge for Interest Rate disclosed on the most recent binding GFE dated 10/25/2010 of $1800 but final HUD discloses a charge of $2020. This is due to the fact GFE2 dated 11/4/2010 reflects an undocumented increase in Charge for interest rate from $1800 to $2020.
								YES	Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL. Federal Higher-Priced Mortgage Loan - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Cashout Refi	Owner Occ	89.26	89.26	62
70363	3	3	[3] Appraisal Missing [3] Missing Title Evidence		2	[2] State - Missing Commitment Letter [2] State - Missing Consumer Disclosure Statement [2] State - Missing Application Disclosure [2] State - Missing Notice of Choice of Agent or Insurer [2] Initial GFE Missing [2] Initial TIL Missing				Cashout Refi	Owner Occ	89	89
70364	3	2	[2] Combined Orig LTV >100% [2] Original LTV > 125%		3	[3] Finance Charge underdisclosed >$35 for Refinance [3] HUD-1 Incomplete [3] State Grace Period Below Minimum [3] Federal Higher-Priced Mortgage Loan [3] No tolerance fees increased at closing (Credit or Charge for Interest Rate) [3] No tolerance fees increased at closing (Adjusted Origination Charges) [2] HMDA-reportable rate spread (10/1/09 and later) [2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date
Federal Higher-Priced Mortgage Loan - stated APR of 6.755% and audited APR of 6.8486% exceed the HPML threshold of 5.76% (1.5% over applicable APOR, 4.26%). Loan is a federal higher-priced mortgage loan and as such, must comply with applicable repayment ability, prepayment penalty, and escrow restrictions and requirements. Unable to verify creditor's repayment ability analysis.   Non-compliant Federal HPML
Final HUD not signed by the borrower or stamped by settlement agent.
Finance charges under disclosed by $1463.70 which exceeds the $35.00 tolerance for Refinance transactions. Unable to apply the $1459.88 lender credit on line 208 of the HUD due to missing the credit itemization.
Grace period of 10 days is below the state minimum of 15 days for the state of Wisconsin.
Initial GFE dated 10/12/2010 is not within 3 days of application 08/27/2010.
Initial TIL dated 10/12/2010 is not within 3 days of application 08/27/2010. Loan is originated and closed by XXX.
No tolerance fees increased at closing: Adjusted Origination charges increased from most recent binding GFE dated 10/12/210; Adjusted Origination disclosed as $1473.23 increased at closing to $1480.70. This is due to the fact that GFE2 dated 10/19/2010 reflects an undocumented increase in Charge for interest rate from $1450.23 to $1457.7 therefore an undocumented increase in Adjusted Origination charges from $1473.23 to $1480.70.
 No tolerance fees increased at closing: charge for Interest Rate disclosed on the most recent binding GFE dated 10/12/2010 of $1450.23 but final HUD discloses a charge of $1457.70. This is due to the fact that GFE2 dated 10/19/2010 reflects an undocumented increase in Charge for interest rate from $1450.23 to $1457.7 therefore an undocumented increase in Adjusted Origination charges from $1473.23 to $1480.70.
								YES	Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL. Federal Higher-Priced Mortgage Loan - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Rate/Term Refi	Owner Occ	132.52	132.52	65
70365	3	3	[3] Credit Report Missing [3] Missing Title Evidence [3] Missing Initial Application [2] Combined Orig LTV >100%		3	[3] ROR Missing [3] APR Tolerance UnderDisclosed 0.125 [3] Finance Charge underdisclosed >$35 for Refinance [2] Evidence of Single Premium Credit Insurance With Disclosure [2] State - Missing Mortgage Broker Agreement [2] State - Missing Commitment Letter [2] State - Missing Consumer Disclosure Statement [2] State - Missing Application Disclosure [2] State - Missing Notice of Choice of Agent or Insurer [2] State - Missing Tax Escrow Notice / Election of Property Tax Payment Method [2] Initial GFE Missing [2] Initial TIL Missing	APR under disclosed by 2.7963 which exceeds the .125 tolerance. Finance charges under disclosed by $11232.20 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed.		ROR - 3yrs for rescindable transactions. The loan is outside the SOL. APR - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL. Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Cashout Refi	Owner Occ	102.75	102.75	42
70366	3	3	[3] Appraisal Incomplete [3] Missing Title Evidence	Incomplete appraisal due to bottom of pages being cut off.	2	[2] State - Missing Commitment Letter [2] Initial TIL Missing				Cashout Refi	Owner Occ	88.95	88.95	48
70367	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Appraisal Incomplete [3] Initial Application Incomplete	Incomplete appraisal due to missing pages 1 & 2 of actual report. Incomplete initial application due to missing page 2 containing borrowers signature for a face to face interview as well as residency.	3	[3] ROR Missing [2] Affiliated Business Doc Missing [2] State - Missing Description of Underwriting Criteria and Required Documentation [2] State - Missing Commitment Letter [2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial GFE Missing [2] Initial TIL Missing			ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	89.25	89.25	32
70368	3	3	[3] Appraisal Missing [3] Final Application Missing [3] No Net Tangible Benefit To Borrower [3] Initial Application Incomplete [3] Credit Report Incomplete	Credit Report incomplete due to missing origination entity information. Initial application incomplete due to missing bottom portion of pages. Unable to determine net tangible benefit due to, missing previous note and/or payoff statement for subject property. Borrower is not paying off any debt at time of closing or receiving more than $2,000 at closing.	3	[3] HUD-1 Incomplete [3] Change date(s) in TIL rate/payment disclosure inaccurate [2] Loan is subject to IL Predatory Lending Database Program [2] Affiliated Business Doc Missing [2] State - Missing Borrower Information Document [2] State - Missing Loan Product Choice / Prepayment Penalty Disclosure [2] State - Missing Commitment Letter	Change dates in the TIL rate/payment disclosure inaccurate. Maximum During First Five Years column should list 08/XX/2011 (funding date) or 09/XX/2011 (first payment date) as the change date since this is the earliest date the maximum interest rate may be reached; Final TIL shows 07/XX/2011. Final HUD incomplete due to not being signed by the borrower. Loan is subject to IL predatory Lending Database Program. Certificate of Exemption from IL predatory Lending Database Program found in file.	YES	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	90.12	90.12	47.85
70369	3	3	[3] Final Application Missing		3	[3] HUD-1 Incomplete [2] Credit Score Disclosure Not Present	Final HUD incomplete due to pages cut off at bottom and on right side of pages; unable to see signatures by the borrower or settlement agent.	NO		Purchase	Owner Occ	89.65	89.65	28
70370	2	2	[2] Combined Orig LTV >100%		2	[2] Affiliated Business Doc Missing [2] State - Missing Borrower Information Document [2] Initial TIL Missing				Rate/Term Refi	Owner Occ	87.47	109.07	36
70371	3	3	[3] Appraisal Missing [3] Missing Title Evidence		2	[2] Affiliated Business Doc Missing [2] State - Missing Borrower Information Document [2] State - Mising Illinois Mortgage Escrow Act Disclosure [2] State - Missing Application Disclosure Statement [2] State - Missing Description of Underwriting Criteria and Required Documentation [2] State - Missing Escrow Account Disclosure Agreement [2] Initial TIL Missing				Cashout Refi	Owner Occ	83.36	83.36	44
70372	3	3	[3] Missing Title Evidence [3] Missing Initial Application		2	[2] State - Missing Borrower Information Document [2] Initial TIL Missing				Cashout Refi	Owner Occ	77.31	77.31
70373	3	3	[3] Missing Initial Application		2	[2] Affiliated Business Doc Missing [2] State - Missing Borrower Information Document [2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial GFE Incomplete [2] Initial TIL Missing	Initial GFE incomplete due to not being dated & image is cut off on the bottom.			Rate/Term Refi	Owner Occ	94.68	94.68	20
70375	2	1			2	[2] Affiliated Business Doc Missing [2] State - Missing Borrower Information Document [2] State - Missing Description of Underwriting Criteria and Required Documentation [2] State - Missing Commitment Letter [2] State - Missing Notice of Choice of Agent or Insurer [2] Initial GFE Incomplete [2] Initial TIL Missing	Initial GFE incomplete due to not being dated & image is cut off on the bottom.			Cashout Refi	Owner Occ	83.65	83.65	38
70376	3	1			3	[3] Finance Charge underdisclosed >$35 for Refinance [2] State - Missing Description of Underwriting Criteria and Required Documentation [2] State - Missing Commitment Letter [2] Initial GFE Missing [2] Initial TIL Missing	Finance charges under disclosed by $50 which exceeds the $35 tolerance for refinance transactions. TIL itemization did not disclose a courier fee of $50 and a tax service fee of $60 as prepaid finance charge.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Cashout Refi	Owner Occ	68.19	69.64	41
70377	3	3	[3] Missing Initial Application		3	[3] Finance Charge underdisclosed >$35 for Refinance [2] Evidence of Single Premium Credit Insurance With Disclosure [2] State - Missing Application Disclosure Statement [2] State - Missing Description of Underwriting Criteria and Required Documentation [2] Initial TIL Missing	Finance charges under disclosed by $41.04 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Cashout Refi	Owner Occ	89	89
70378	3	3	[3] Final Application Missing		3	[3] HUD-1 Incomplete [3] Initial TIL Missing [3] Federal Higher-Priced Mortgage Loan [2] Loan is subject to IL Predatory Lending Database Program [2] HMDA-reportable rate spread (10/1/09 and later) [2] Initial GFE Missing [2] State - Missing Description of Underwriting Criteria and Required Documentation [2] State - Missing Commitment Letter	Federal Higher-Priced Mortgage Loan - stated APR of 5.24% and audited APR of 5.2314% exceed the HPML threshold of 4.66% (1.5% over applicable APOR, 3.16%). Loan appears to comply with repayment ability, prepayment penalty, and escrow restrictions and requirements applicable to federal HPMLs. Final HUD incomplete due to improper imaging resulting in truncated document. Loan is subject to IL predatory Lending Database Program. Certificate of Exemption from IL predatory Lending Database Program found in file.	YES	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL. Federal Higher-Priced Mortgage Loan - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Cashout Refi	Owner Occ	95.5	95.5	36
70379	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Title Evidence		2	[2] State - Missing Borrower Information Document [2] State - Mising Illinois Mortgage Escrow Act Disclosure [2] State - Missing Application Disclosure Statement [2] State - Missing Description of Underwriting Criteria and Required Documentation [2] State - Missing Escrow Account Disclosure Agreement [2] Initial GFE Missing [2] Initial TIL Missing				HELOC	Owner Occ	28.51	28.51	48
70380	3	3	[3] Appraisal Missing [3] Application Incomplete [3] Initial Application Incomplete	Application incomplete due to improper imaging resulting in the bottom portion of the pages being cut-off. Initial application incomplete due to improper imaging resulting in the bottom portion of the pages being cut-off.	2	[2] Evidence of Single Premium Credit Insurance With Disclosure [2] Affiliated Business Doc Missing [2] State - Missing Commitment Letter [2] Initial GFE Incomplete [2] Initial TIL Missing	Initial GFE incomplete due to improper imaging resulting in the bottom portion of the pages being cut-off.			Rate/Term Refi	Owner Occ	77.36	77.36	33
70381	3	3	[3] Missing Initial Application		2	[2] State - Missing Borrower Information Document [2] State - Missing Application Disclosure Statement [2] State - Missing Description of Underwriting Criteria and Required Documentation [2] State - Missing Escrow Account Disclosure Agreement [2] State - Missing Collateral Protection Act Disclosure				Rate/Term Refi	Owner Occ	80	85	45
70382	3	3	[3] Application Incomplete [3] Missing Initial Application	Final Application incomplete due to improper imaging resulting in the bottom portion of the pages being cut-off.	2	[2] State - Missing Description of Underwriting Criteria and Required Documentation [2] State - Missing Commitment Letter [2] State - Missing Notice of Choice of Agent or Insurer [2] Initial GFE Incomplete [2] Initial TIL Missing	GFE incomplete due to missing proof of signature from the borrower or stamped by settlement agent due to bottom portion of the page being cut-off.			Cashout Refi	Owner Occ	81.82	81.82	43
70383	3	3	[3] Final Application Missing [3] Missing Title Evidence		3	[3] Finance Charge underdisclosed >$35 for Refinance [2] Affiliated Business Doc Missing [2] State - Missing Borrower Information Document [2] State - Missing Application Disclosure Statement [2] State - Missing Description of Underwriting Criteria and Required Documentation [2] State - Missing Commitment Letter [2] Initial TIL Missing	Finance charges under disclosed by $55 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Cashout Refi	Owner Occ	89.99	89.99	45
70384	3	1			3	[3] Finance Charge underdisclosed >$100 for Purchase	Finance charges under disclosed by $428 which exceeds the $100 tolerance for purchase transactions. TIL Itemization did not disclose the tax service fee of $75, flood cert fee of $6, courier fee of $50, closing fee of $600 and closing attorney fee of $425 as prepaid finance charges.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	89.99	89.99	41.96
70385	3	3	[3] Final Application Missing [3] Missing Title Evidence [3] Missing Initial Application		3	[3] Finance Charge underdisclosed >$35 for Refinance [3] HUD-1 Incomplete [2] State - Missing Borrower Information Document [2] State - Missing Application Disclosure Statement [2] State - Missing Description of Underwriting Criteria and Required Documentation [2] State - Missing Loan Product Choice / Prepayment Penalty Disclosure [2] State - Missing Commitment Letter [2] Initial TIL Date not within 3 days of Initial Application Date	Final HUD not signed by the borrower or stamped by settlement agent. Finance charges under disclosed by $1220 which exceeds the $35 tolerance for refinance transactions. Unable to determine the reason for the under disclosure due to missing the itemization of amount financed. Unable to apply the $1251.09 lender credit on line 208 of the HUD due to missing the credit itemization. Initial TIL dated 5/5/2011is not within 3 days of application 4/27/2011. Loan is originated and closed by XXX.	YES	Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Cashout Refi	Owner Occ	74.07	74.07	32
70386	3	3	[3] Final Application Missing		3	[3] APR Tolerance UnderDisclosed 0.125 [3] Finance Charge underdisclosed >$100 for Purchase [2] Credit Score Disclosure Not Present [2] Affiliated Business Doc Missing [2] State - Missing Borrower Information Document [2] State - Missing Commitment Letter [2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial TIL Missing	APR under disclosed by .1288 which exceeds the .125 tolerance. Finance charges under disclosed by $878 which exceeds the $100 tolerance for purchase transactions. Unable to determine under disclosure due to missing itemization of amount financed.		APR - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL. Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	99.22	99.22	38
70387	3	3	[3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial TIL Missing				Cashout Refi	Owner Occ	52.01	52.01
70388	3	1			3	[3] Finance Charge underdisclosed >$100 for Purchase [2] Affiliated Business Doc Missing [2] State - Missing Rate and Points Lock/Float Agreement	Finance charges under disclosed by $468 which exceeds the $100 tolerance for purchase transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	89	89	20.71
70389	3	3	[3] Final Application Missing [3] Missing Title Evidence		2	[2] Initial GFE Date not within 3 days of Initial Application Date [2] Affiliated Business Doc Missing [2] State - Missing Borrower Information Document [2] State - Missing Application Disclosure Statement [2] State - Missing Commitment Letter [2] Loan is subject to IL Predatory Lending Database Program [2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial TIL Missing	Loan is subject to IL predatory Lending Database Program. Certificate of Exemption from IL predatory Lending Database Program found in file.			Rate/Term Refi	Owner Occ	79.21	79.21	21
70390	3	3	[3] Application Incomplete [3] Missing Initial Application [3] Credit Report Incomplete	Credit report is incomplete due to missing the Experian score. Final application is incomplete due to missing signature date.	3	[3] Finance Charge underdisclosed >$100 for Purchase [3] Power of Attorney Missing [2] State - Missing Description of Underwriting Criteria and Required Documentation [2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date	Finance charges under disclosed by $353 which exceeds the $100 tolerance for purchase transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	78.43	78.43	41
70391	3	3	[3] Final Application Missing [3] Missing Title Evidence		2	[2] Initial TIL Missing				Cashout Refi	Owner Occ	89	89
70392	3	3	[3] Final Application Missing [3] Missing Title Evidence		3	[3] Finance Charge underdisclosed >$35 for Refinance [2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial TIL Missing	Finance charges under disclosed by $75.50 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	72.22	72.22	46
70393	3	3	[3] Final Application Missing [3] Appraisal Incomplete	Appraisal incomplete due to improper imaging resulting in the bottom portion of the document to be illegible.	2
[2]   Affiliated Business Doc Missing
[2]   State - Missing Borrower Information Document
[2]   State - Missing Rate and Points Lock/Float Agreement
[2]   State - Missing Application Disclosure Statement
[2]   State - Missing Description of Underwriting Criteria and Required Documentation
[2]   State - Missing Loan Product Choice / Prepayment Penalty Disclosure
[2]   State - Missing Escrow Account Disclosure Agreement
[2]   State - Missing Collateral Protection Act Disclosure
[2]   State - Missing Commitment Letter
[2]   State - Missing Notice of Choice of Agent or Insurer
[2]   State - Missing Loan Brokerage Disclosure Statement
[2]   Initial GFE Missing
 [2]   Initial TIL Missing
										Purchase	Owner Occ	88.34	99.53	46
70394	3	3	[3] Appraisal Missing [3] Application Incomplete [3] Initial Application Incomplete	Incomplete final application due to the bottom of the document being cut off. Incomplete initial application due to the bottom of the document being cut off.	3	[3] Finance Charge underdisclosed >$35 for Refinance [2] State - Missing Borrower Information Document [2] State - Missing Rate and Points Lock/Float Agreement [2] State - Missing Description of Underwriting Criteria and Required Documentation [2] State - Missing Loan Product Choice / Prepayment Penalty Disclosure [2] State - Missing Commitment Letter [2] Loan is subject to IL Predatory Lending Database Program [2] State - Missing Notice of Choice of Agent or Insurer [2] Initial GFE Missing [2] Initial TIL Missing	Finance charges under disclosed by $69.50 which exceeds the $35 tolerance for refinance transactions. TIL itemization did not disclose a tax service fee of $60, a courier fee of $25 and a recording service fee of $44.50 as prepaid finance charge. Loan is subject to IL predatory Lending Database Program. Certificate of Exemption from IL predatory Lending Database Program found in file.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	83.85	83.85	50
70395	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing [3] Missing Title Evidence [3] Missing Initial Application [3] Balloon Under 7 Years	Per Note balloon term is 60 months.	3
[3]   ROR Missing
[3]   Finance Charge underdisclosed >$35 for Refinance
[2]   State - Missing Borrower Information Document
[2]   State - Mising Illinois Mortgage Escrow Act Disclosure
[2]   State - Missing Rate and Points Lock/Float Agreement
[2]   State - Missing Application Disclosure Statement
[2]   State - Missing Description of Underwriting Criteria and Required Documentation
[2]   State - Missing Loan Product Choice / Prepayment Penalty Disclosure
[2]   State - Missing Collateral Protection Act Disclosure
[2]   State - Missing Commitment Letter
[2]   Loan is subject to IL Predatory Lending Database Program
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
[2]   State - Missing Notice of Choice of Agent or Insurer
[2]   Initial GFE Missing
 [2]   Initial TIL Missing
							Finance charges under disclosed by $429.83 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed. Loan is subject to IL predatory Lending Database Program. Certificate of Exemption from IL predatory Lending Database Program found in file.		ROR - 3yrs for rescindable transactions. The loan is outside the SOL. Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Cashout Refi	Owner Occ	95	95	50
70396	3	3	[3] Final Application Missing [3] Missing Title Evidence		3	[3] Finance Charge underdisclosed >$35 for Refinance [2] Affiliated Business Doc Missing [2] State - Missing Borrower Information Document [2] State - Missing Application Disclosure Statement [2] State - Missing Description of Underwriting Criteria and Required Documentation [2] Initial TIL Missing	Finance charges under disclosed by $36 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Cashout Refi	Owner Occ	88.4	88.4	42
70397	3	3	[3] Final Application Missing [2] Only Preliminary Title in File		3	[3] Finance Charge underdisclosed >$35 for Refinance [3] TIL Incomplete [2] State - Missing Borrower Information Document [2] State - Missing Description of Underwriting Criteria and Required Documentation [2] State - Missing Commitment Letter [2] Initial TIL Missing	Final TIL incomplete due to missing the borrowers' signature date. Finance charges under disclosed by $36 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed.	TESTED	Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Cashout Refi	Owner Occ	80	80	45
70398	3	3	[3] Final Application Missing		3	[3] HUD-1 Incomplete [2] State - Missing Description of Underwriting Criteria and Required Documentation [2] State - Missing Commitment Letter	Final HUD incomplete due to pages 1, 2 and 3 cut off during imaging process.	NO		Purchase	Owner Occ	85	85	35
70399	3	3	[3] No Net Tangible Benefit To Borrower [3] Missing Initial Application	Unable to determine net tangible benefit. Borrower is not paying off any debt, rate has increased, and borrower is not receiving more than $2,000 at closing.	2	[2] State - Missing Borrower Information Document [2] State - Missing Application Disclosure Statement [2] State - Missing Description of Underwriting Criteria and Required Documentation [2] State - Missing Commitment Letter [2] Initial TIL Missing				Rate/Term Refi	Owner Occ	65.93	65.93	48
70400	3	3	[3] Balloon Under 7 Years	Per Note balloon term is 36 months.	3	[3] HUD-1 Incomplete [2] Initial GFE Missing	HUD incomplete due to missing borrower signature due to missing bottom portion of document.	YES		Rate/Term Refi	Owner Occ	84.25	84.25	55.12
70401	3	3	[3] Appraisal Incomplete	Appraisal is incomplete due to being cut off at bottom part of report.	2	[2] Credit Score Disclosure Not Present [2] Affiliated Business Doc Missing [2] State - Mising Illinois Mortgage Escrow Act Disclosure [2] State - Missing Application Disclosure Statement [2] State - Missing Description of Underwriting Criteria and Required Documentation [2] State - Missing Loan Product Choice / Prepayment Penalty Disclosure [2] State - Missing Collateral Protection Act Disclosure [2] State - Missing Notice of Choice of Agent or Insurer [2] Initial GFE Missing [2] Initial TIL Missing				Cashout Refi	Owner Occ	84.06	84.06	50
70402	3	3	[3] Final Application Missing [3] Initial Application Incomplete	The initial application is incomplete due to the bottom being cut off during the imaging process.	3	[3] APR Tolerance UnderDisclosed 0.125 [3] HUD-1 Incomplete [2] State - Missing Borrower Information Document [2] State - Missing Rate and Points Lock/Float Agreement [2] State - Missing Description of Underwriting Criteria and Required Documentation [2] State - Missing Loan Product Choice / Prepayment Penalty Disclosure [2] State - Missing Commitment Letter	APR under disclosed by 1.0023 which exceeds the .125 tolerance. The HUD1 is incomplete due to the bottom being cut off during the imaging process.	NO	APR - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	84.73	84.73	47
70403	3	3	[3] Appraisal Incomplete [3] Application Incomplete [3] Missing Initial Application [2] Combined Orig LTV >100% [2] Original LTV > 125%	Appraisal is incomplete due to bottom of pages are cut off. Final application incomplete due to missing borrower's signatures on Final 1003, and bottom of pages are cut off.	3
[3]   Finance Charge underdisclosed >$35 for Refinance
[3]   HUD-1 Incomplete
[3]   Initial TIL Date < 7 Days Prior to Origination Date
[3]   Final TIL Date < 6 Days Prior To Origination Date (Regular ARM)
[3]   No tolerance fees increased at closing (Origination Charge)
[3]   APR Tolerance UnderDisclosed 0.125
[2]   Initial TIL Date not within 3 days of Initial Application Date
[2]   Initial GFE Date not within 3 days of Initial Application Date
[2]   Loan is subject to IL Predatory Lending Database Program
[2]   State - Missing Notice of Choice of Agent or Insurer
[2]   Affiliated Business Doc Missing
[2]   State - Missing Borrower Information Document
[2]   State - Missing Description of Underwriting Criteria and Required Documentation
 [2]   State - Missing Loan Product Choice / Prepayment Penalty Disclosure

APR under disclosed by .137 which exceeds the .125 tolerance.
Final HUD incomplete due to not being signed by the borrower.
Finance charges under disclosed by $8024.50 which exceeds the $35 for refinances. There is a Lender credit on line 208 of the HUD for $8104.54 which is un-itemized therefore excluded.
Initial GFE dated 3/17/2010 is not within 3 days of application 2/23/2010.
Initial TIL dated 3/17/2010 is not within 3 days of application 2/23/2010.
Initial TIL in file is dated 3/17/2010 which is 1 day prior to closing.
Loan is subject to IL predatory Lending Database Program. Certificate of Exemption from IL predatory Lending Database Program found in file.
No tolerance fees increased at closing: Origination charges increased from most recent GFE dated 3/17/2010 disclosed Origination charges as $13 increased at closing to $26.
 The APR on the initial TIL (3.991) is greater than .125 less than the APR on the Final TIL (4.128). The Final TIL is dated at closing (within 6 days), which is not allowed per new RegZ guidelines due to the spread of the APR's.
								YES	APR - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL. Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Cashout Refi	Owner Occ	148.2	148.2	67
70404	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Title Evidence		3	[3] HUD-1 Incomplete [2] State - Missing Borrower Information Document [2] State - Missing Description of Underwriting Criteria and Required Documentation [2] State - Missing Commitment Letter [2] State - Missing Notice of Choice of Agent or Insurer [2] Initial TIL Missing	Final HUD image is cut off at line 1202.	YES		Rate/Term Refi	Owner Occ	76.09	76.09	34
70405	3	3	[3] Final Application Missing [3] No Net Tangible Benefit To Borrower	Unable to determine net tangible benefit due to missing previous note and/or payoff statement for subject property. Borrower is not paying off any debt at time of closing or receiving more than $2,000 at closing.	3	[3] Finance Charge underdisclosed >$35 for Refinance [2] Credit Score Disclosure Not Present [2] State - Missing Borrower Information Document [2] State - Missing Description of Underwriting Criteria and Required Documentation [2] Loan is subject to IL Predatory Lending Database Program	Finance charges under disclosed by $56 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed. Loan is subject to IL predatory Lending Database Program. Certificate of Exemption from IL predatory Lending Database Program found in file.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Cashout Refi	Owner Occ	78.89	78.89	38
70406	3	3	[3] Final Application Missing [3] Missing Title Evidence [3] Missing Initial Application		3	[3] Finance Charge underdisclosed >$35 for Refinance [3] HUD-1 Incomplete [3] Initial TIL Date < 7 Days Prior to Origination Date [2] Loan is subject to IL Predatory Lending Database Program [2] State - Missing Borrower Information Document [2] State - Missing Application Disclosure Statement [2] State - Missing Description of Underwriting Criteria and Required Documentation [2] State - Missing Commitment Letter	Finance charges under disclosed by $1727.81 which exceeds the $35 tolerance for refinance transactions. There is a Lender credit on line 205 for $2170.55 which is un-itemized therefore excluded. HUD incomplete due to missing signature of borrower and certification from settlement agent. Initial TIL in file is dated 05/XX/2011 which is 5 days prior to closing. Loan is subject to IL predatory Lending Database Program. Certificate of Exemption from IL predatory Lending Database Program found in file.	YES	Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	89.99	89.99	44
70407	3	3	[3] Final Application Missing		3	[3] HUD-1 Incomplete [2] Affiliated Business Doc Missing [2] State - Missing Borrower Information Document [2] State - Missing Description of Underwriting Criteria and Required Documentation [2] State - Missing Escrow Account Disclosure Agreement [2] Initial TIL Missing [2] Credit Score Disclosure Not Present	Hud pages one and two are cut off at the bottom, missing information.	NO		Purchase	Owner Occ	89.9	89.9	46.48
70408	3	3	[3] Final Application Missing		2	[2] Affiliated Business Doc Missing [2] State - Missing Borrower Information Document [2] State - Missing Application Disclosure Statement [2] State - Missing Description of Underwriting Criteria and Required Documentation [2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Notice of Choice of Agent or Insurer				Purchase	Owner Occ	89.95	89.95	37
70409	3	3	[3] Escrow Holdback [3] Missing Initial Application	HUD line 808 reflects $11,725 construction hold back for repairs.	3	[3] Change date(s) in TIL rate/payment disclosure inaccurate [2] Loan is subject to IL Predatory Lending Database Program [2] State - Missing Borrower Information Document [2] State - Missing Loan Product Choice / Prepayment Penalty Disclosure [2] State - Missing Commitment Letter	Change dates in the TIL rate/payment disclosure inaccurate. Maximum During First Five Years column should list 06/XX/2011 (funding date) or 08/XX/2011 (first payment date) as the change date since this is the earliest date the maximum interest rate may be reached; Final TIL shows 06/XX/2011. Loan is subject to IL predatory Lending Database Program. Certificate of Exemption from IL predatory Lending Database Program found in file.		TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	89.99	89.99	44.52
70410	3	3	[3] Appraisal Incomplete	Appraisal is incomplete due to missing bottom of pages.	2	[2] Credit Score Disclosure Not Present [2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial GFE Missing [2] Initial TIL Missing				Rate/Term Refi	Owner Occ	76.76	76.76	65
70411	3	3	[3] No Net Tangible Benefit To Borrower	Unable to determine net tangible benefit due to, missing previous note and/or payoff statement for subject property. Borrower is not paying off any debt at time of closing or receiving more than $2,000 at closing.	2	[2] Initial GFE Missing [2] Initial TIL Missing				Rate/Term Refi	Owner Occ	80	80	43
70412	3	3	[3] Credit Report Missing [3] Missing Initial Application [2] Combined Orig LTV >100%		3	[3] Finance Charge underdisclosed >$35 for Refinance [3] HUD-1 Incomplete [3] Change date(s) in TIL rate/payment disclosure inaccurate [2] Originator name does not match NMLS registered name for license number [2] State - Missing Prepayment Penalty Disclosure [2] State - Missing Non Agency Disclosure [2] State - Missing Notice of Right to Discontinue Escrow
Change dates in the TIL rate/payment disclosure inaccurate. Maximum During First Five Years column should list 03/XX/2011 (funding date) or 04/XX/2011 (first payment date) as the change date since this is the earliest date the maximum interest rate may be reached; Final TIL shows 04/XX/2011.
Final HUD incomplete due to not being signed by the borrower.
Finance charges under disclosed by $137 which exceeds the $35.00 tolerance for Refinance transactions. Unable to apply the $1411.55 lender credit on line 208 of the HUD due to missing the credit itemization. Also, unable to determine under disclosure due to missing TIL itemization of amount financed.
 Originator's NMLS name is not printed on the final 1003.
								YES	Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Cashout Refi	Owner Occ	111.85	111.85	44
70413	3	1			3	[3] Finance Charge underdisclosed >$35 for Refinance [3] HUD-1 Incomplete [2] State - Missing Prepayment Penalty Disclosure [2] State - Missing Non Agency Disclosure	Finance charges under disclosed by $105.65 which exceeds the $35.00 tolerance for Refinance transactions. Unable to apply the $777.20 lender credit on line 208 of the HUD due to missing the credit itemization. HUD-1 is not executed or stamped certified true copy.	YES	Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	85	85	30.64
70414	3	2	[2] Combined Orig LTV >100%		3	[3] HUD-1 Incomplete [2] State - Missing Prepayment Penalty Disclosure [2] State - Missing Non Agency Disclosure	Final HUD not signed by the borrower or stamped by settlement agent.	YES		Rate/Term Refi	Owner Occ	123.48	123.48	44.5
70415	3	3	[3] Missing Initial Application		2	[2] State - Missing Mortgage Originator Disclosure [2] State - Missing Non Agency Disclosure [2] State - Missing Notice of Right to Discontinue Escrow [2] State - Missing Additional Open-End Credit Account Disclosures [2] Initial GFE Missing [2] Initial TIL Missing				Cashout Refi	Owner Occ	80	80	30
70416	3	3	[3] Credit Report Missing		2	[2] State - Missing Non Agency Disclosure [2] State - Missing Additional Open-End Credit Account Disclosures [2] State - Missing Conventional Loan Disclosures [2] Initial TIL Missing				Cashout Refi	Owner Occ	69.66	69.66	31
70417	3	3	[3] Final Application Missing [3] Credit Report Incomplete	Credit Report incomplete because it does not reflect all 3 credit scores for the borrower.	1					Cashout Refi	Owner Occ	89.42	89.42	50
70418	3	3	[3] Initial Application Incomplete	Incomplete initial application due to missing pages 2 - 3.	2	[2] State - Missing Non Agency Disclosure [2] Initial TIL Missing				Rate/Term Refi	Owner Occ	80	80	42.69
70419	3	3	[3] Appraisal Missing [3] Final Application Missing		2	[2] Initial GFE Missing [2] Initial TIL Missing				Cashout Refi	Owner Occ	68.61	68.61	47
70420	3	3	[3] Missing Initial Application		2	[2] Originator's NMLS ID not listed on Federal Registry's website				Rate/Term Refi	Owner Occ	89.99	89.99	38
70421	3	3	[3] Appraisal Missing [3] Application Incomplete [3] Missing Title Evidence	Final application incomplete due to missing page 2.	2	[2] Affiliated Business Doc Missing [2] State - Missing Non Agency Disclosure [2] Initial TIL Missing				Cashout Refi	Owner Occ	84.44	84.44	49
70422	3	3	[3] Credit Report Missing [3] Missing Title Evidence [2] Combined Orig LTV >100%		2	[2] State - Missing Notice of Right to Discontinue Escrow [2] Initial GFE Missing [2] Initial TIL Missing				Rate/Term Refi	Owner Occ	100.97	100.97	24
70424	3	3	[3] Balloon Under 7 Years	Per note balloon term is 60 months.	3	[3] MN Subprime loan [2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial GFE Missing [2] Initial TIL Missing [2] Affiliated Business Doc Missing [2] State - Missing Interest Rate Disclosre [2] State - Missing Mortgage Originator Disclosure [2] State - Missing Non Agency Disclosure	MN Subprime Loan. Stated APR (5.987%) and Audited APR (6.006%) exceeds MN Subprime APR threshold for fixed rate loans of 4.36% (3% over applicable t-bill, 1.36%). Prepayment penalty provisions are prohibited on MN subprime loans as of 8/1/07. Loan appears to be a compliant MN subprime loan.		No explicit assignee liability but because of the penalties, assignees could be impacted. Private right of action is available for borrowers that are injured (that term is not defined). Courts award the following: Civil penalties not to exceed $10,000 per violation ;Actual, incidental, and consequential damages ;Statutory damages equal to the amount of lender fees included in the loan ;Punitive damages if appropriate ;Court costs and reasonable attorneys fees.	Rate/Term Refi	Owner Occ	54.95	54.95	48
70425	3	3	[3] Application Incomplete [3] Missing Initial Application	Final application incomplete due to missing NMLS information (page missing).	2	[2] State - Missing Non Agency Disclosure				Rate/Term Refi	Owner Occ	89.99	89.99	29
70426	3	3	[3] Final Application Missing		3	[3] ROR Incorrect Form - Lender to Lender Not On H9/G9 [2] Initial GFE Missing [2] Initial TIL Missing [2] Credit Score Disclosure Not Present [2] State - Missing Mortgage Originator Disclosure [2] State - Missing Non Agency Disclosure	ROR incorrect form used for lender to lender refinance, H9 or G9 form not used.		ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor. The loan is outside the SOL.	Cashout Refi	Owner Occ	89.89	89.89	37
70427	3	3	[3] Final Application Missing		2	[2] State - Missing Interest Rate Disclosre [2] State - Missing Non Agency Disclosure [2] Initial TIL Missing				Cashout Refi	Owner Occ	78.87	78.87	41
70428	3	3	[3] Missing Title Evidence [3] Initial Application Unsigned		2	[2] State - Missing Non Agency Disclosure [2] State - Missing Notice of Right to Discontinue Escrow [2] State - Missing Additional Open-End Credit Account Disclosures [2] State - Missing Notice of Right to Cancel Private Mortgage Insurance [2] Initial TIL Missing				Cashout Refi	Owner Occ	89.89	89.89	45
70429	2	1			2	[2] Affiliated Business Doc Missing [2] State - Missing Notice of Right to Discontinue Escrow [2] Initial TIL Missing				Rate/Term Refi	Owner Occ	80.46	80.46	40
70430	2	1			2	[2] Initial TIL Missing				Cashout Refi	Owner Occ	82.63	82.63	50.64
70431	3	3	[3] Final Application Missing		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Additional Open-End Credit Account Disclosures [2] Initial TIL Missing				Rate/Term Refi	Owner Occ	79.99	79.99	46
70432	3	3	[3] Missing Initial Application [2] Combined Orig LTV >100%		2	[2] Affiliated Business Doc Missing [2] State - Missing Mortgage Originator Disclosure [2] Initial TIL Missing				Rate/Term Refi	Owner Occ	87.59	118.52	44
70433	2	1			2	[2] Affiliated Business Doc Missing [2] State - Missing Non Agency Disclosure [2] Initial TIL Missing				Cashout Refi	Owner Occ	60.74	60.74	33
70434	3	3	[3] Final Application Missing [2] Only Preliminary Title in File		2	[2] Initial TIL Missing				Cashout Refi	Owner Occ	89	89	36.58
70435	3	3	[3] Missing Initial Application		3	[3] Finance Charge underdisclosed >$35 for Refinance [2] State - Missing Non Agency Disclosure	Finance charges under disclosed by $256 which exceeds the $35 tolerance for refinance transactions. TIL itemization did not disclose a flood fee of $6 and a closing settlement fee of $250 as prepaid finance charges.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	56.56	56.56	39.42
70436	2	1			2	[2] Initial TIL Missing				Cashout Refi	Owner Occ	80	87.41	48
70437	3	1			3	[3] Finance Charge underdisclosed >$35 for Refinance [3] Increase in 10% tolerance fees exceeds 10% [3] GFE3 Reason(s) for settlement charge revision(s) not documented	Finance charges under disclosed by $83.16 which exceeds the $35.00 tolerance for refinance transactions. Unable to determine under disclosure due to missing TIL itemization of amount financed. GFE3 dated 10/11/2010 reflects an undocumented increase in title services and lenders title insurance from $85.00 to $300.00. HUD 10% tolerance fees increased more than allowed: Total fees subject to 10% tolerance were disclosed in the amount of $560.09 and the total collected was $745.09, resulting in an increase of $185 or 33.03%.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Cashout Refi	Owner Occ	89.9	89.9	37
70438	3	3	[3] Missing Title Evidence [3] Missing Initial Application		2	[2] Affiliated Business Doc Missing [2] State - Missing Non Agency Disclosure [2] Initial TIL Missing				Rate/Term Refi	Owner Occ	83.81	83.81	42
70439	2	1			2	[2] State - Missing Non Agency Disclosure [2] State - Missing Notice of Right to Discontinue Escrow [2] State - Missing Additional Open-End Credit Account Disclosures [2] State - Missing Right to Choose Insurance Provider [2] Initial TIL Missing				Cashout Refi	Owner Occ	78.77	78.77	44
70440	3	3	[3] Appraisal Missing [3] Missing Initial Application		2	[2] State - Missing Interest Rate Disclosre [2] State - Missing Non Agency Disclosure [2] Initial TIL Missing				Cashout Refi	Owner Occ	70	88.98	27.06
70441	3	1			3	[3] HUD-1 Incomplete [3] Change date(s) in TIL rate/payment disclosure inaccurate [2] State - Missing Right to Choose Insurance Provider [2] State - Missing Notice of Right to Discontinue Escrow [2] Credit Score Disclosure Not Present	Change dates in the TIL rate/payment disclosure inaccurate. Maximum During First Five Years column should list 09/XX/2012 (funding date) or 11/XX/2012 (first payment date) as the change date since this is the earliest date the maximum interest rate may be reached; Final TIL shows 08/XX/2012. Final HUD not signed by the borrower or stamped by settlement agent.	YES	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is Outside the SOL.	Rate/Term Refi	Owner Occ	50.34	50.34	25.63
70442	3	3	[3] Missing Initial Application		2	[2] Evidence of Single Premium Credit Insurance With Disclosure [2] Affiliated Business Doc Missing [2] State - Missing Non Agency Disclosure [2] Initial TIL Missing				Rate/Term Refi	Owner Occ	80	80	44
70443	3	3	[3] Missing Title Evidence [3] Missing Initial Application		3	[3] HUD-1 Incomplete [3] Change date(s) in TIL rate/payment disclosure inaccurate [2] State - Missing Prepayment Penalty Disclosure [2] State - Missing Non Agency Disclosure	Change dates in the TIL rate/payment disclosure inaccurate. Maximum During First Five Years column should list 08/XX/2012 (funding date) or 10/XX/2012 (first payment date) as the change date since this is the earliest date the maximum interest rate may be reached; Final TIL shows 08/XX/2012. Final HUD not signed by the borrower or stamped by settlement agent.	YES	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is Outside the SOL.	Rate/Term Refi	Owner Occ	23.68	23.68	13
70444	3	3	[3] Missing Initial Application		2	[2] Credit Score Disclosure Not Present [2] Initial GFE Missing [2] Initial TIL Missing				Rate/Term Refi	Owner Occ	89	89	46
70445	3	3	[3] Final Application Missing		2	[2] Credit Score Disclosure Not Present [2] Affiliated Business Doc Missing [2] State - Missing Interest Rate Disclosre [2] State - Missing Mortgage Originator Disclosure [2] State - Missing Notice of Right to Discontinue Escrow [2] State - Missing Right to Choose Insurance Provider [2] Initial TIL Missing				Cashout Refi	Owner Occ	80	80	42
70446	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing [3] Missing Title Evidence [3] No Net Tangible Benefit To Borrower [3] Missing Initial Application	Unable to determine net tangible benefit due to missing previous note and/or payoff statement for subject property. Borrower is not paying off any debt at time of closing or receiving more than $2,000 at closing.	3	[3] ROR Missing [3] Finance Charge underdisclosed >$35 for Refinance [2] Credit Score Disclosure Not Present [2] State - Missing Interest Rate Disclosre [2] State - Missing Mortgage Originator Disclosure [2] State - Missing Non Agency Disclosure [2] State - Missing Notice of Right to Discontinue Escrow [2] State - Missing Additional Open-End Credit Account Disclosures [2] State - Missing Notice of Right to Cancel Private Mortgage Insurance [2] State - Missing Right to Choose Insurance Provider [2] State - Missing Conventional Loan Disclosures [2] Initial GFE Missing [2] Initial TIL Missing	Finance charges under disclosed by $81 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed.		ROR - 3yrs for rescindable transactions. The loan is outside the SOL. Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	83.29	83.29	46
70447	3	3	[3] Final Application Missing		2	[2] Affiliated Business Doc Missing [2] State - Missing Interest Rate Disclosre [2] Initial TIL Missing				Rate/Term Refi	Owner Occ	75.97	75.97	59
70448	3	3	[3] Missing Initial Application [2] Combined Orig LTV >100%		3	[3] Finance Charge underdisclosed >$35 for Refinance [2] Affiliated Business Doc Missing [2] State - Missing Prepayment Penalty Disclosure [2] State - Missing Interest Rate Disclosre [2] State - Missing Non Agency Disclosure [2] State - Missing Right to Choose Insurance Provider	Finance charges under disclosed by $305.98 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	121.1	121.1	99
70449	3	3	[3] Appraisal Missing [3] Missing Initial Application		2	[2] Initial GFE Missing [2] Initial TIL Missing				Cashout Refi	Owner Occ	75.54	75.54	43
70450	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Application Addedum stating applicant, if married, may apply for a separate account [2] State - Missing Finance Lender Information Disclosure				Cashout Refi	Investment Property	60	60
70451	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		3	[3] ROR Missing [2] Affiliated Business Doc Missing [2] Initial GFE Missing [2] Initial TIL Missing [2] HMDA-reportable rate spread (1/1/04-10/1/09)			ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Cashout Refi	Owner Occ	75	75
70452	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Missing				Cashout Refi	Owner Occ	80	80	41.27
70453	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Credit Score Disclosure Not Present [2] Affiliated Business Doc Missing [2] State - Missing Mortgage Banker Disclosure [2] State - Missing Residential Mortgage Loan Originator Disclosure [2] Initial GFE Missing [2] Initial TIL Missing				Purchase	Owner Occ	95	95	48.21
70454	3	3	[3] Final Application Missing [3] Credit Report Missing [3] MI Missing [3] Missing Title Evidence [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Refinance Dislcosure [2] State - Missing required broker disclosure [2] State - Missing Right to Choose Insurance Provider [2] State - Missing Tangible Net Benefit Disclosure				Rate/Term Refi	Owner Occ	95	95
70455	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Title Evidence [3] Missing Initial Application		3	[3] ROR Missing [2] Credit Score Disclosure Not Present [2] State - Missing Consumer Credit Score Disclosure [2] State - Missing Fair Lending Notice [2] State - Missing Mortgage Broker Agreement [2] State - Missing Impound Authorization Disclosure [2] State - Missing Interim Interest Disclosure [2] Initial GFE Missing [2] Initial TIL Missing [2] HMDA-reportable rate spread (1/1/04-10/1/09)			ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Cashout Refi	Owner Occ	85	85
70456	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Affiliated Business Doc Missing [2] State - Missing High Loan to Value Disclosure in the Mortgage Loan Disclosure Statement [2] State - Missing Ohio Business Relationship Disclosure Notice / Conflict of Interest Disclosure [2] State - Missing Notice of Escrow of Taxes and Regular Monthly Payment [2] State - Missing Closing Statement / Closing Disclosure [2] Initial GFE Missing				Cashout Refi	Owner Occ	80	80	47.364
70457	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Credit Score Disclosure Not Present [2] State - Missing Application Addedum stating applicant, if married, may apply for a separate account [2] State - Missing Interim Interest Disclosure [2] Initial GFE Missing				Purchase	Owner Occ	95	95	34.22
70458	3	3	[3] Final Application Missing [3] Missing Initial Application		3	[3] ROR Missing [3] HUD-1 Estimated [2] State - Missing Anti-Coercion Notice [2] State - Missing Broker Application Disclsoure [2] State - Missing Disclosure of Terms of Mortgage Application [2] State - Missing NMLS Unique Identifier # and WA CLA mortgage loan originator’s license number on the application [2] HMDA-reportable rate spread (1/1/04-10/1/09)	HUD in file is a signed estimated copy.	YES	ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	79.02	79.02	33.9
70459	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Missing Initial Application		3	[3] HUD-1 Estimated [2] State - Missing Fair Lending Notice [2] State - Missing Mortgage Broker Agreement [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Home Equity Loan Disclosure [2] HMDA-reportable rate spread (1/1/04-10/1/09)	HUD in file is a Stamped CTC estimated copy.	YES		Cashout Refi	Owner Occ	71	71	18.64
70460	3	3	[3] Credit Report Missing [3] Initial Application Incomplete	Incomplete initial application due to missing origination entity information.	2	[2] Affiliated Business Doc Missing [2] State - Missing Pre-Application Dislcosure [2] State - Missing Lock In Agreement [2] Initial GFE Missing				Cashout Refi	Investment Property	79.76	79.76	37.37
70461	3	3	[3] Final Application Missing [3] Mortgage Missing [3] Missing Title Evidence		3	[3] HUD-1 Missing [2] State - Missing Anti-Coercion Notice [2] State - Missing Fee Information From Your Mortgage Broker For Your Mortgage Loan [2] Initial GFE Missing		YES		Rate/Term Refi	Owner Occ	93.39	93.39	32.25
70462	3	1			3	[3] Finance Charge underdisclosed >$35 for Refinance [2] Initial TIL Missing [2] Initial GFE Date not within 3 days of Initial Application Date	Finance charges under disclosed by $79.66 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	71.9	71.9	48.86
70463	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] State - Missing Impound Authorization Disclosure [2] State - Missing Notice to Cosigner				Purchase	Owner Occ	80	100	48
70464	3	3	[3] Application Incomplete	Incomplete final application due to missing origination entity information.	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Choice of Insurance Disclsoure				Cashout Refi	Owner Occ	85	85
70465	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] Initial GFE Date not within 3 days of Initial Application Date [2] Affiliated Business Doc Missing [2] State - Mising Illinois Mortgage Escrow Act Disclosure [2] State - Missing Description of Underwriting Criteria and Required Documentation [2] Initial TIL Missing				Rate/Term Refi	Owner Occ	71.52	71.52	35.48
70466	3	3	[3] Final Application Missing [3] Missing Initial Application		3	[3] Finance Charge underdisclosed >$35 for Refinance [2] Credit Score Disclosure Not Present [2] State - Missing Notice of Right to Select Attorney [2] Initial GFE Missing [2] Initial TIL Missing [2] HMDA-reportable rate spread (1/1/04-10/1/09)	Finance charges under disclosed by $55.01 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Cashout Refi	Owner Occ	85	85	27.99
70467	3	3	[3] Final Application Missing [3] Missing Initial Application		3	[3] Rescission Period under 3 days [3] Finance Charge underdisclosed >$35 for Refinance [2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date	Finance charges under disclosed by $753.33 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed. Credit report fee unreasonable, therefore included in calculation ROR executed by borrowers 08/XX/2007 with expiration of rescission period noted as 08/XX/2007, only providing borrower with 2 day rescission period. In addition, document error exists as transaction section of document dated 8/XX/2007.		ROR - 3yrs for rescindable transactions. The loan is outside the SOL. Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Cashout Refi	Owner Occ	75.61	75.61	33.382
70468	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		2
[2]   Credit Score Disclosure Not Present
[2]   Affiliated Business Doc Missing
[2]   State - Missing Consumer Credit Score Disclosure
[2]   State - Missing Fair Lending Notice
[2]   State - Missing Mortgage Loan Disclosure Statement (DRE)
[2]   State - Missing DRE Advance Fee Agreement
[2]   State - Missing Comparison of Sample Mortgage Features: Typical Mortgage
[2]   State - Missing Mortgage Broker Agreement
[2]   State - Missing Acknowledgment of Receipt of Good Faith Estimate
[2]   State - Missing Finance Lender Information Disclosure
[2]   State - Missing Impound Authorization Disclosure
[2]   State - Missing Interim Interest Disclosure
[2]   Initial GFE Missing
 [2]   Initial TIL Missing
										Cashout Refi	Owner Occ	52.67	86
70469	3	3	[3] Final Application Missing [3] Credit Report Missing		2	[2] State - Missing Broker Agreement [2] Initial TIL Missing				Cashout Refi	Owner Occ	99.97	99.97
70470	2	1			2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Credit Score Disclosure Not Present [2] State - Missing Mortgage Loan Origination Dislcosure [2] State - Missing Statutory Authority Disclosure [2] State - Missing Notice of Escrow of Taxes and Regular Monthly Payment [2] State - Missing Closing Statement / Closing Disclosure [2] State - Missing Nature of Relationship and Notice to Borrower in the Mortgage Loan Originator Disclosure / Addendum to GFE [2] Initial GFE Missing [2] Initial TIL Missing				Cashout Refi	Owner Occ	83.36	83.36
70471	3	3	[3] Final Application Missing [3] Credit Report Missing		2	[2] State - Missing Broker Compensation Disclosure [2] State - Missing Interest Rate Disclsoure [2] State - Missing Prevailing Commitment Disclosure [2] State - Missing Appraisal and Consumer Report Notice [2] State - Missing Borrower's Choice of Attorney Disclosure [2] State - Missing Fair Credit Reporting Act Notice [2] Initial GFE Missing [2] Initial TIL Missing				Purchase	Owner Occ	75	75
70472	3	3	[3] Final Application Missing		3	[3] HUD-1 Missing [2] Initial TIL Date not within 3 days of Initial Application Date [2] State - Missing Interest Rate Disclsoure [2] State - Missing Borrower's Choice of Attorney Disclosure [2] State - Missing Fair Credit Reporting Act Notice [2] Initial GFE Missing		NO		Cashout Refi	Owner Occ	55.56	55.56
70473	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application [2] Negam by Note Design		3
[3]   TIL Missing
[3]   HUD-1 Missing
[2]   Affiliated Business Doc Missing
[2]   State - Missing Application Addedum stating applicant, if married, may apply for a separate account
[2]   State - Missing Automated Valuation Model Notice
[2]   State - Missing Consumer Credit Score Disclosure
[2]   State - Missing Fair Lending Notice
[2]   State - Missing Loan Commitiment
[2]   State - Missing Hazard Insurance Disclosure
[2]   State - Missing Mortgage Loan Disclosure Statement (DRE)
[2]   State - Missing DRE Advance Fee Agreement
[2]   State - Missing Comparison of Sample Mortgage Features: Typical Mortgage
[2]   State - Missing Mortgage Broker Agreement
[2]   State - Missing Acknowledgment of Receipt of Good Faith Estimate
[2]   State - Missing Finance Lender Information Disclosure
[2]   State - Missing Impound Authorization Disclosure
[2]   State - Missing Interim Interest Disclosure
[2]   State - Missing Notice to Cosigner
[2]   Initial GFE Missing
 [2]   Initial TIL Missing
								NO		Purchase	Owner Occ	75	75
70474	3	3	[3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Application Disclosure [2] State - Missing Affidavit of Borrower Under Residential Mortgage Act [2] State - Missing Right to Select Attorney Disclosure				Cashout Refi	Owner Occ	81.15	81.15	24.72
70475	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Credit Score Disclosure Not Present [2] State - Missing Rate Lock Disclosure [2] State - Missing NMLS Unique Identifier # and WA CLA mortgage loan originator’s license number on the application				Cashout Refi	Owner Occ	79.67	79.67	54.89
70476	3	3	[3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Affiliated Business Doc Missing [2] Initial GFE Missing [2] Initial TIL Missing				Cashout Refi	Owner Occ	80	80
70477	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Affiliated Business Doc Missing [2] Initial TIL Missing				Purchase	Owner Occ	80	100	47.29
70478	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		3	[3] TIL Missing [3] ROR Missing [3] HUD-1 Missing [2] Credit Score Disclosure Not Present [2] Affiliated Business Doc Missing [2] State - Missing Application Disclosure [2] State - Missing Attorneys' Fees Disclosure [2] State - Missing Right to Choose Attorney or Title Insurance Company [2] State - Missing Licensee Information or Affidavit of Exemption [2] State - Missing Net Tangible Benefit Worksheet [2] State - Missing MD Notice of Housing Counseling and Services disclosure [2] Initial GFE Missing [2] Initial TIL Missing		YES	ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Cashout Refi	Owner Occ	98.05	98.05
70479	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing [3] No Net Tangible Benefit To Borrower [3] Missing Initial Application	Unable to determine net tangible benefit due to, missing previous note and/or payoff statement for subject property. Unable to determine if borrower is paying off any debt at time of closing or receiving more than $2,000 at closing due to missing HUD.	3	[3] TIL Missing [3] ROR Missing [3] HUD-1 Missing [2] Credit Score Disclosure Not Present [2] Affiliated Business Doc Missing [2] State - Missing Anti-Coercion Notice [2] State - Missing Pre-Application Dislcosure [2] State - Missing Lock In Agreement [2] Initial GFE Missing [2] Initial TIL Missing		YES	ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Cashout Refi	Owner Occ	36.9	36.9
70480	3	3	[3] Missing Initial Application [2] Only Preliminary Title in File		3	[3] HUD-1 Estimated [2] State - Missing Mortgage Loan Disclosure Statement (DRE) [2] State - Missing DRE Advance Fee Agreement [2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage [2] State - Missing Mortgage Broker Agreement [2] State - Missing Domestic Partnership Affidavit [2] State - Missing Finance Lender Information Disclosure [2] State - Missing Interim Interest Disclosure [2] Initial GFE Missing [2] Initial TIL Missing [2] HMDA-reportable rate spread (1/1/04-10/1/09)	HUD in file is a Stamped CTC estimated copy.	YES		Purchase	Owner Occ	80	100	45.61
70481	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		2	[2] State - Missing Hazard Insurance Disclosure [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] Initial GFE Missing [2] Initial TIL Missing				Cashout Refi	Owner Occ	78.26	78.26
70482	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial GFE Missing				Cashout Refi	Investment Property	70	70	43.895
70483	3	3	[3] Final Application Missing		3	[3] Finance Charge underdisclosed >$35 for Refinance [3] HUD-1 Incomplete [2] HMDA-reportable rate spread (1/1/04-10/1/09)	Final HUD not signed or stamped by settlement agent. Finance charges under disclosed by $121.95 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed.	YES	Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Cashout Refi	Owner Occ	42.55	42.55	43.16
70484	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Application Addedum stating applicant, if married, may apply for a separate account [2] State - Missing Hazard Insurance Disclosure [2] State - Missing Mortgage Loan Disclosure Statement (DRE) [2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage [2] State - Missing Finance Lender Information Disclosure [2] Initial GFE Missing [2] Initial TIL Missing				Cashout Refi	Owner Occ	80	80	44.604
70486	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] Initial TIL Missing				Purchase	Owner Occ	80	80	39.579
70487	3	3	[3] Final Application Missing [3] Missing Initial Application		3	[3] Finance Charge underdisclosed >$35 for Refinance [2] Initial TIL Missing [2] HMDA-reportable rate spread (1/1/04-10/1/09)	Finance charges under disclosed by $60 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Cashout Refi	Owner Occ	85	85	28.84
70488	3	3	[3] Final Application Missing		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Application Disclosure [2] State - Missing Commitment Disclosure [2] State - Missing Affidavit of Borrower Under Residential Mortgage Act [2] State - Missing GA Foreclosure Disclosure / Notice Pursuant To O.C.G.A. Section 7-1 [2] Initial TIL Missing				Cashout Refi	Owner Occ	84.96	84.96	37.37
70490	3	3	[3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Affiliated Business Doc Missing [2] State - Missing Lock In Agreement [2] Initial GFE Missing [2] Initial TIL Missing				Cashout Refi	Owner Occ	88.24	88.24	45.08
70491	3	3	[3] Application Incomplete [3] Note Incomplete [3] P&I stated and calculated exceeds tolerance 0.05 [3] Initial Application Incomplete [3] Credit Report Missing [2] Combined Orig LTV >100%	Loan Application incomplete due to bottom portion of each page cut off during the imaging process. Loan Application incomplete due to bottom portion of each page cut off during the imaging process. Note incomplete due to missing numerical portion of property address. Note P&I of $476.50 exceeds calculated P&I of $476.42 exceeding $0.05 threshold with a calculated variance of $0.08.	2	[2] Affiliated Business Doc Missing [2] State - Missing Notice to Purchaser-Mortgagor [2] State - Missing Mortgage Loan Commitment				Construction To Perm	Owner Occ	92.87	104.1	27.01
70492	3	3	[3] Credit Report Missing		1					Rate/Term Refi	Owner Occ	66.14	81.02	88.5
70493	3	3	[3] Credit Report Missing [3] Missing Initial Application		3	[3] Initial GFE Missing [3] ROR Missing [3] Initial TIL Missing [2] State - Missing Notice of Right to Select Attorney [2] Credit Score Disclosure Not Present			ROR - 3yrs for rescindable transactions. The loan is outside the SOL. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	79.82	79.82
70494	3	3	[3] Initial Application Incomplete	Initial application incomplete due to missing the borrower's signature but marked as taken in a face to face interview.	2
[2]   State - Missing Broker Compensation Disclosure
[2]   State - Missing Interest Rate Disclsoure
[2]   State - Missing Insurance Disclsoure
[2]   State - Missing Application Disclosure
[2]   State - Missing Notice of Expiration of Loan Commitment
[2]   State - Missing Prevailing Commitment Disclosure
[2]   State - Missing Insurance Escrow Account Disclosure Statement
[2]   State - Missing Tax Escrow Account Designation
[2]   State - Missing Dual Status / Dual Capacity Disclosure
[2]   State - Missing Lock-In Agreement
[2]   State - Missing Affidavit of Compliance / Smoke Alarm
[2]   State - Missing  Borrower's Choice of Attorney Disclosure
 [2]   Initial TIL Missing
										Purchase	Owner Occ	95	95	20.52
70495	3	3	[3] Appraisal Missing [3] MI Missing		3	[3] Finance Charge underdisclosed >$100 for Purchase [2] Affiliated Business Doc Missing	Finance charges under disclosed by $316.25 which exceeds the $100 tolerance for purchase transactions. Unable to determine reason due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	90	90	62.476
70496	3	3	[3] Missing Initial Application		2	[2] Initial TIL Missing				Rate/Term Refi	Owner Occ	76.26	100	49.762
70497	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		3	[3] TIL Missing [2] Credit Score Disclosure Not Present [2] Affiliated Business Doc Missing [2] State - Missing Rate Lock [2] State - Missing Title Insurance Notice [2] Initial GFE Missing [2] Initial TIL Missing [2] HMDA-reportable rate spread (1/1/04-10/1/09)		YES		Cashout Refi	Owner Occ	62.95	62.95
70499	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		3	[3] TIL Missing [3] ROR Missing [3] HUD-1 Missing [2] Credit Score Disclosure Not Present [2] Affiliated Business Doc Missing [2] State - Missing Licensed Lenders Regulations Itemized Schedule of Charges [2] State - Missing Broker Agreement [2] State - Missing Notice of Consumers Right to Obtain a Security Freeze [2] Initial GFE Missing [2] Initial TIL Missing		YES	ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Cashout Refi	Owner Occ	67.74	67.74
70500	2	1			2	[2] Affiliated Business Doc Missing [2] State - Missing Agency to Receive Borrower Complaints [2] Initial GFE Missing [2] Initial TIL Missing				Purchase	Owner Occ	75	100	35.77
70501	3	3	[3] Credit Report Missing		2	[2] State - Missing Mortgage Consumer Disclosure [2] State - Missing Application Disclosure				Cashout Refi	Owner Occ	71.76	71.76	55.49
70523	3	3	[3] Final Application Missing [3] Missing Initial Application		3	[3] State Late Charge Not Standard [2] State - Missing Broker Compensation Disclosure [2] State - Missing Prevailing Commitment Disclosure [2] State - Pre-Application Disclosure Statement [2] State - Missing Insurance Escrow Account Disclosure Statement [2] State - Missing Tax Escrow Account Designation [2] State - Missing Affidavit of Compliance / Smoke Alarm [2] State - Missing Appraisal and Consumer Report Notice [2] State - Missing Fair Credit Reporting Act Notice [2] Initial GFE Missing	Late charge fee of 5% exceeds the max allowed of 2% for the state of New York.			Purchase	Investment Property	45.66	76.14
70524	2	1			2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] State - Missing Loan Origination and Compensation Agreement [2] State - Missing Stated Income Disclosure [2] State - Missing Carbon Monoxide Detector Certification and Indemnification Agreement				Purchase	Owner Occ	65	100
70525	1	1			1					Cashout Refi	Investment Property	63.38	63.38
70526	3	1			3	[3] Finance Charge underdisclosed >$35 for Refinance [3] APR Tolerance UnderDisclosed 0.25 [2] State - Missing Loan Application Supplemental Disclosure [2] State - Missing Borrower Interest Worksheet [2] State - Missing Carbon Monoxide Detector Certification and Indemnification Agreement [2] Credit Score Disclosure Not Present [2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date	APR under disclosed by .6065 which exceeds the .25 tolerance. Finance charges under disclosed by $33601.71 which exceeds the $35 tolerance for refinance transactions. Closing instructions were not located to indicate the Index used at closing. The lowest index available within the lookback period is 2.28%.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL. APR - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Cashout Refi	Owner Occ	81.3	81.3	54.666
70527	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] Initial GFE Date not within 3 days of Initial Application Date [2] Affiliated Business Doc Missing [2] Initial TIL Missing				Purchase	Owner Occ	80	100	26.56
70528	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		2	[2] State - Missing Interest Rate Disclsoure [2] State - Missing Commitment [2] State - Missing Insurance Disclsoure [2] State - Missing Tax Escrow Account Designation [2] State - Missing Appraisal and Consumer Report Notice [2] State - Missing Borrower's Choice of Attorney Disclosure [2] State - Missing Fair Credit Reporting Act Notice [2] Initial GFE Missing [2] Initial TIL Missing				Cashout Refi	Owner Occ	83.97	83.97	43.42
70529	3	3	[3] Final Application Missing [3] Missing Initial Application		3	[3] HUD-1 Estimated [2] Affiliated Business Doc Missing [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Domestic Partnership Affidavit [2] HMDA-reportable rate spread (1/1/04-10/1/09)	Estimated HUD in file is not executed by the borrower or certified by settlement agent.	YES		Purchase	Owner Occ	79.91	99.89	50.15
70530	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Broker Agreement				Purchase	Owner Occ	100	100	49.93
70531	3	3	[3] Final Application Missing [3] Missing Initial Application [2] Negam by Note Design		3	[3] Finance Charge underdisclosed >$35 for Refinance [2] Affiliated Business Doc Missing [2] State - Missing Loan Application Supplemental Disclosure [2] State - Missing Mtg Lender Disclosures Required by Atty General Consumer Protection Regulations [2] State - Missing Stated Income Disclosure [2] Initial TIL Missing	Finance charges under disclosed by $2828.63 which exceeds the $35 tolerance for refinance transactions. Lender commitment letter indicates the Index used was 1.225%. The lowest Index available within the look-back period is 1.288%.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Cashout Refi	Owner Occ	70	70	33.643
70532	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial GFE Missing [2] Initial TIL Missing				Cashout Refi	Owner Occ	73.01	73.01	47.704
70533	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] State - Missing Application Disclosure [2] Initial GFE Missing [2] Initial TIL Missing				Cashout Refi	Owner Occ	62.28	62.28	49.902
70534	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		3	[3] TIL Missing [3] HUD-1 Missing [2] Credit Score Disclosure Not Present [2] Affiliated Business Doc Missing [2] State - Missing Consumer Credit Score Disclosure [2] State - Missing Fair Lending Notice [2] State - Missing Hazard Insurance Disclosure [2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Impound Authorization Disclosure [2] State - Missing Interim Interest Disclosure [2] Initial GFE Missing [2] Initial TIL Missing		NO		Cashout Refi	Second Home	80	80
70535	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date				Cashout Refi	Owner Occ	65	80	40.283
70536	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] Affiliated Business Doc Missing [2] State - Missing Loan Origination and Compensation Agreement [2] State - Missing Loan Application Supplemental Disclosure [2] State - Missing Stated Income Disclosure [2] Initial GFE Missing				Cashout Refi	Owner Occ	65	65
70537	3	3	[3] Credit Report Missing [3] Missing Initial Application		3	[3] TIL Missing [2] State - Missing Loan Application Supplemental Disclosure [2] State - Missing Childhood Lead Poisoning Prevention [2] State - Missing Mtg Lender Disclosures Required by Atty General Consumer Protection Regulations [2] State - Missing Carbon Monoxide Detector Certification and Indemnification Agreement [2] State - Missing Fire Prevention / Smoke Detector Certification and Indemnification Agreement [2] Initial GFE Missing [2] Initial TIL Missing		YES		Purchase	Owner Occ	53.87	53.87
70538	3	3	[3] Final Application Missing [3] Missing Initial Application		3	[3] HUD-1 Missing [2] Affiliated Business Doc Missing		YES		Cashout Refi	Owner Occ	79.93	79.93	50.49
70539	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate				Purchase	Owner Occ	80	100	42.35
70540	3	3	[3] Final Application Missing [3] Missing Initial Application [2] Only Preliminary Title in File		3	[3] HUD-1 Missing [2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] Credit Score Disclosure Not Present [2] Affiliated Business Doc Missing [2] State - Missing Consumer Credit Score Disclosure [2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate		YES		Purchase	Owner Occ	80	100
70541	3	3	[3] Credit Report Missing [3] Missing Initial Application		2	[2] Initial GFE Missing [2] Initial TIL Missing				Purchase	Owner Occ	80	90	38.08
70542	3	3	[3] Application Incomplete [3] Missing Initial Application	Final application incomplete due to missing origination entity information.	3	[3] ROR Violation Funding date is prior to or equals the ROR End Date [2] State - Missing Refinance Dislcosure [2] State - Missing Guaranty Terms Agreement [2] State - Missing Right to Choose Insurance Provider [2] State - Missing Tangible Net Benefit Disclosure [2] Initial GFE Missing [2] Initial TIL Missing	ROR executed by borrowers on 6/XX/2003 with expiration of rescission period noted as 6/XX/2003. HUD reflects a funding date of 6/XX/2003, equal to the rescission period expiration date, and 29 days of interest was collected which coincides with a 6/XX/2003 funding date.		ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Cashout Refi	Owner Occ	90	90	45.64
70544	2	2	[2] Only Preliminary Title in File		2	[2] State - Missing Acknowledgment of Receipt of Good Faith Estimate				Cashout Refi	Owner Occ	75	75	37.55
70545	3	3	[3] Final Application Missing [3] Mortgage/DOT Incomplete [3] Missing Title Evidence [3] Missing Initial Application	Mortgage incomplete due to notary missing notary day.	3	[3] HUD-1 Missing [2] State - Missing Mortgage Loan Disclosure Statement (DRE) [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Interim Interest Disclosure [2] Initial GFE Missing [2] Initial TIL Missing		YES		Cashout Refi	Owner Occ	68.14	68.14
70546	3	3	[3] Initial Application Incomplete	Initial application incomplete due to missing origination entity information.	2	[2] Affiliated Business Doc Missing [2] State - Missing Application Addedum stating applicant, if married, may apply for a separate account [2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Interim Interest Disclosure				Purchase	Investment Property	66.3	66.3	47.61
70547	3	3	[3] Final Application Missing		3	[3] ROR Missing [2] Credit Score Disclosure Not Present [2] State - Missing Application Addedum stating applicant, if married, may apply for a separate account [2] State - Missing Consumer Credit Score Disclosure [2] State - Missing Fair Lending Notice [2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Impound Authorization Disclosure [2] State - Missing Interim Interest Disclosure [2] Initial GFE Missing [2] Initial TIL Missing			ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Cashout Refi	Owner Occ	80	80	28.13
70548	2	1			2
[2]   Affiliated Business Doc Missing
[2]   State - Missing Application Addedum stating applicant, if married, may apply for a separate account
[2]   State - Missing Loan Commitiment
[2]   State - Missing Hazard Insurance Disclosure
[2]   State - Missing Mortgage Loan Disclosure Statement (DRE)
[2]   State - Missing DRE Advance Fee Agreement
[2]   State - Missing Comparison of Sample Mortgage Features: Typical Mortgage
[2]   State - Missing Acknowledgment of Receipt of Good Faith Estimate
[2]   State - Missing Finance Lender Information Disclosure
[2]   State - Missing Impound Authorization Disclosure
[2]   State - Missing Notice to Cosigner
 [2]   Initial GFE Missing
										Cashout Refi	Owner Occ	64.66	64.66	44.46
70549	3	3	[3] Final Application Missing [3] Missing Initial Application		3	[3] HUD-1 Missing [2] Affiliated Business Doc Missing [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate		YES		Cashout Refi	Owner Occ	89.44	89.44	48
70550	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing [3] Mortgage Missing [3] Missing Title Evidence		3	[3] Finance Charge underdisclosed >$35 for Refinance [2] State - Missing Collateral Protection Insurance Notice [2] Initial GFE Missing [2] Initial TIL Missing	Finance charges under disclosed by $391.73 which exceeds the $35 tolerance for refinance transactions. TIL itemization did not disclose a closing fee of $41.44 or a closing attorney fee of $299 as prepaid finance charges.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	99.87	99.87
70551	3	3	[3] Appraisal Missing [3] Missing Initial Application		2	[2] Affiliated Business Doc Missing [2] State - Missing Appraisal Notice				Cashout Refi	Owner Occ	74.55	74.55
70552	2	1			2
[2]   Credit Score Disclosure Not Present
[2]   State - Missing MD Finance Agreement
[2]   State - Missing Loan Commitment
[2]   State - Missing Application Disclosure
[2]   State - Missing  Residential Property Disclosure / Homeowner's Certification of Principal Residence
[2]   State - Missing Guarantee Of Loan Program
[2]   State - Missing Home Buyers Property Tax Payment Option
[2]   State - Missing MD Mandatory Arbitration Disclosure
[2]   State - Missing MD No Escrow Account Disclosure
[2]   State - Missing Right to Choose Attorney or Title Insurance Company
[2]   State - Missing Licensee Information or Affidavit of Exemption
[2]   State - Missing Net Tangible Benefit Worksheet
[2]   State - Missing Office of Finance, Treasury Division Finance Affidavit
[2]   State - Missing Written Acknowledgement of Delivery of the Note
 [2]   State - Missing Credit Grantor Election
										Cashout Refi	Owner Occ	69.52	69.52	19.2
70553	3	1			3	[3] HUD-1 Missing [2] Affiliated Business Doc Missing [2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Impound Authorization Disclosure [2] State - Missing Interim Interest Disclosure		NO		Purchase	Owner Occ	80	95	32.84
70554	2	1			2	[2] State - Missing Application Addedum stating applicant, if married, may apply for a separate account [2] State - Missing Loan Commitiment [2] State - Missing Mortgage Loan Disclosure Statement (DRE) [2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Finance Lender Information Disclosure [2] State - Missing Impound Authorization Disclosure [2] State - Missing Interim Interest Disclosure				Cashout Refi	Owner Occ	75.26	75.26	45.41
70555	3	3	[3] Escrow Holdback	HUD line 1305 reflects escrow pad for $350.	1					Cashout Refi	Owner Occ	52.22	52.22	42.832
70556	3	3	[3] Credit Report Missing		3	[3] Finance Charge underdisclosed >$35 for Refinance [2] State - Missing Notice to Cosigner [2] Initial TIL Missing [2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial GFE Date not within 3 days of Initial Application Date	Finance charges under disclosed by $171.94 which exceeds the $35 tolerance for refinance transactions. TIL itemization did not disclose a Closing attorney fee of $175 as prepaid finance charge.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Cashout Refi	Owner Occ	91.5	91.5
70557	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] Affiliated Business Doc Missing [2] Initial GFE Missing [2] Initial TIL Missing				Purchase	Owner Occ	80	90	31.827
70558	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Appraisal Notice [2] State - Missing Agreement Concerning Nonrefundability of Advance Fee				Cashout Refi	Owner Occ	84.74	84.74	62.74
70559	3	3	[3] Appraisal Missing [3] Credit Report Missing [3] Missing Title Evidence [3] No Net Tangible Benefit To Borrower	Unable to determine net tangible benefit due to missing previous note and/or payoff statement for subject property. Borrower is not paying off any debt at time of closing or receiving more than $2,000 at closing.	2
[2]   Credit Score Disclosure Not Present
[2]   State - Missing Anti-Coercion Notice
[2]   State - Missing Purchase Money Borrower Notification Dislcosure
[2]   State - Missing Broker Application Disclsoure
[2]   State - Missing Disclosure of Terms of Mortgage Application
[2]   State - Missing Domestic Partnership Addendum to Uniform Residential Loan Application
[2]   State - Missing NMLS Unique Identifier # and WA CLA mortgage loan originator’s license number on the application
[2]   State - Missing Oral Agreement Notice
[2]   State - Missing Fee Agreement for Loan Modification Services
[2]   Initial GFE Missing
 [2]   Initial TIL Missing
										Rate/Term Refi	Owner Occ	80	80
70560	2	1			2	[2] Affiliated Business Doc Missing [2] State - Missing Loan Product Choice / Prepayment Penalty Disclosure [2] State - Missing Application Disclosure Statement [2] State - Missing Waiver of Right to Participate in Class Action Addendum to Note				Purchase	Second Home	79.98	89.94	36.75
70561	3	3	[3] Credit Report Missing [3] Appraisal Incomplete [3] Missing Initial Application	Appraisal is incomplete due to only appraisal addendum being in file.	2	[2] Credit Score Disclosure Not Present [2] State - Missing Credit Agreeement/Rate Lock [2] State - Missing Refinance Dislcosure [2] State - Missing required broker disclosure [2] State - Missing Notice to Cosigner [2] State - Missing Right to Choose Insurance Provider [2] State - Missing Tangible Net Benefit Disclosure [2] Initial TIL Missing				Rate/Term Refi	Owner Occ	99.76	99.76	48.96
70562	3	3	[3] Missing Initial Application		2	[2] Affiliated Business Doc Missing [2] Initial GFE Missing				Purchase	Investment Property	70	90
70563	3	3	[3] Final Application Missing [3] Missing Initial Application		3	[3] HUD-1 Missing [2] Credit Score Disclosure Not Present [2] State - Missing Notice to Purchaser-Mortgagor [2] State - Missing Anti-Coercion Notice [2] State - Missing Broker Agreement [2] State - Missing Pre-Application Dislcosure [2] State - Missing Notice of Material Change of Mortgage Loan Terms [2] State - Missing Lock In Agreement [2] State - Missing Mortgage Loan Commitment [2] Initial GFE Missing		NO		Purchase	Investment Property	80	80
70564	3	3	[3] Initial Application Incomplete	Initial application incomplete due to missing origination entity information.	3	[3] Finance Charge underdisclosed >$35 for Refinance [3] ROR Incomplete [3] TIL Incomplete [2] State - Missing Attorney Disclosure [2] State - Missing Initial Tax Authorization Notice	Final TIL incomplete as XXX did not execute. Per title commitment, XXX appears to have the right to rescind. Finance charges under disclosed by $295 which exceeds the $35 tolerance for refinance transactions. TIL itemization did not disclose an application fee of $20 and a copy fee of $100 as prepaid finance charges. TIL itemization diclosed a closing attorney fee of $175 as a prepaid finance charge, however the HUD reflects a closing attorney fee of $350. ROR incomplete as XXX did not execute. Per title commitment, XXX appears to have the right to rescind.	TESTED	Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL. ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Cashout Refi	Owner Occ	71.84	71.84	35.31
70565	2	1			2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate				Purchase	Owner Occ	74.74	74.74	38.6
70566	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Affiliated Business Doc Missing				Cashout Refi	Owner Occ	89.97	89.97	41.45
70567	3	3	[3] Final Application Missing [3] Missing Initial Application [2] Negam by Note Design		3	[3] Finance Charge underdisclosed >$35 for Refinance [3] HUD-1 Estimated [2] State - Missing Impound Authorization Disclosure [2] State - Missing Interim Interest Disclosure [2] Initial TIL Missing	Estimated HUD in file is not executed by borrower however is certified by the settlement Finance charges under disclosed by $4,731.49 which exceeds the $35 tolerance for refinance transactions. It appears the Index used was lower than available within the look-back period. The lowest Index available within the look-back period is 2.504%.	YES	Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Cashout Refi	Owner Occ	70	70	38
70568	3	1			3	[3] APR Tolerance UnderDisclosed 0.125 [3] Finance Charge underdisclosed >$35 for Refinance [3] TIL Incomplete [2] State - Missing Collateral Protection Act Disclosure [2] State - Missing Tangible Net Benefit Disclosure [2] Initial GFE Missing [2] Initial TIL Missing	APR under disclosed by .9241 which exceeds the .125 tolerance. Final TIL was signed by the borrower at closing, however, reflects estimated APR, finance charges, amount financed. Finance charges under disclosed by $1844.12 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed.	NO	APR - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL. Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Cashout Refi	Owner Occ	81.25	81.25
70569	3	3	[3] Final Application Missing [3] Missing Initial Application [2] Negam by Note Design		3	[3] ROR Missing [3] HUD-1 Missing [2] State - Missing Dual Capacity Disclosure [2] State - Missing Choice of Settlement Agent Disclosure [2] State - Missing Agent's Certification As to the Validity of Power of Attorney and Agent's Authority [2] Initial GFE Missing [2] Initial TIL Missing		YES	ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Cashout Refi	Owner Occ	84.59	84.59	37.01
70570	3	3	[3] Final Application Missing [3] Missing Initial Application		3	[3] HUD-1 Incomplete [2] State - Missing Pre-Application Dislcosure [2] State - Missing Mortgage Loan Commitment [2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] Credit Score Disclosure Not Present	Final HUD not executed by the borrower or certified by the settlement agent.	YES		Cashout Refi	Owner Occ	85	85	39.57
70571	3	3	[3] Missing Initial Application		3	[3] HUD-1 Estimated [3] TIL Incomplete [2] State - Missing Application Addedum stating applicant, if married, may apply for a separate account [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Interim Interest Disclosure [2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date	Estimated HUD in file is executed by the borrower and certified by the settlement agent. Final TIL was signed by the borrower at closing, however, reflects estimated APR, finance charges, amount financed and total payment figures.	NO		Purchase	Owner Occ	80	95	34.25
70572	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		3	[3] TIL Missing [3] ROR Missing [3] HUD-1 Missing [2] Credit Score Disclosure Not Present [2] State - Missing Consumer Credit Score Disclosure [2] State - Missing Fair Lending Notice [2] State - Missing Hazard Insurance Disclosure [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Impound Authorization Disclosure [2] State - Missing Interim Interest Disclosure [2] Initial GFE Missing [2] Initial TIL Missing		YES	ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	71.96	71.96
70573	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		3	[3] TIL Missing [3] ROR Missing [3] HUD-1 Missing [2] Credit Score Disclosure Not Present [2] Affiliated Business Doc Missing [2] State - Missing Application Disclosure / Advance Fee Agreement [2] State - Missing Appraisal Notice [2] Initial GFE Missing [2] Initial TIL Missing		YES	ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Cashout Refi	Owner Occ	90	90
70574	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing [3] MI Missing [3] Missing Initial Application		3	[3] TIL Missing [3] HUD-1 Missing [2] Credit Score Disclosure Not Present [2] Affiliated Business Doc Missing [2] State - Missing Interest rate Lock/Float Disclosure [2] State - Missing Consumer Finance Licensee Statement of Loan Disclosure [2] State - Missing Choice of Insurance Disclsoure [2] State - Missing Non-Refundable Fee Disclosure [2] State - Missing Escrow Agent Notice [2] Initial GFE Missing [2] Initial TIL Missing		NO		Purchase	Owner Occ	100	100
70576	3	3	[3] Final Application Missing [3] Missing Initial Application		3	[3] ROR Missing [3] HUD-1 Estimated [2] Affiliated Business Doc Missing [2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] HMDA-reportable rate spread (1/1/04-10/1/09)	Estimated HUD in file is not executed by borrower however is certified by the settlement.	YES	ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Cashout Refi	Owner Occ	70	70	54.62
70577	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] Affiliated Business Doc Missing [2] State - Missing Waiver of Right to Participate in Class Action Addendum to Note				Rate/Term Refi	Owner Occ	68.29	68.29	33.524
70578	3	3	[3] Final Application Missing [3] Missing Initial Application		3	[3] HUD-1 Estimated [2] Affiliated Business Doc Missing [2] State - Missing Hazard Insurance Disclosure [2] State - Missing Mortgage Broker Agreement [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] HMDA-reportable rate spread (1/1/04-10/1/09)	Estimated HUD in file is not executed by borrower however is certified by the settlement	YES		Cashout Refi	Owner Occ	67.44	67.44	42.33
70579	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application [2] Only Preliminary Title in File		2	[2] Affiliated Business Doc Missing [2] State - Missing Mortgage Broker Agreement [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate				Cashout Refi	Owner Occ	48.47	48.47	32.42
70580	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		2	[2] Affiliated Business Doc Missing [2] State - Missing Attorney Disclosure [2] State - Missing Insurance Disclosure [2] State - Missing Initial Tax Authorization Notice [2] Initial GFE Missing [2] Initial TIL Missing				Purchase	Owner Occ	79.55	79.55	34.25
70581	3	3	[3] Appraisal Incomplete	Appraisal incomplete due to missing recertification of value. Appraisal report dated 6/17/2003, loan originated 12/XX/2002.	3
[3]   Finance Charge underdisclosed >$35 for Refinance
[2]   Affiliated Business Doc Missing
[2]   State - Missing Interest Rate Disclsoure
[2]   State - Missing Commitment
[2]   State - Missing Insurance Disclsoure
[2]   State - Missing Application Disclosure
[2]   State - Missing Notice of Expiration of Loan Commitment
[2]   State - Missing Prevailing Commitment Disclosure
[2]   State - Pre-Application Disclosure Statement
[2]   State - Missing Insurance Escrow Account Disclosure Statement
[2]   State - Missing Tax Escrow Account Designation
[2]   State - Missing Dual Status / Dual Capacity Disclosure
[2]   State - Missing Affidavit of Compliance / Smoke Alarm
[2]   State - Missing Appraisal and Consumer Report Notice
[2]   State - Missing  Borrower's Choice of Attorney Disclosure
[2]   State - Missing  Fair Credit Reporting Act Notice
[2]   State - Missing  Junior / Subordinate Lien Disclosure
[2]   Initial TIL Missing
 [2]   Initial GFE Date not within 3 days of Initial Application Date
							Finance charges under disclosed by $1421 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Cashout Refi	Owner Occ	48.08	63.46	19.18
70582	3	3	[3] Final Application Missing		3
[3]   Finance Charge underdisclosed >$35 for Refinance
[2]   State - Missing Interest Rate Disclsoure
[2]   State - Missing Insurance Disclsoure
[2]   State - Missing Notice of Expiration of Loan Commitment
[2]   State - Missing Prevailing Commitment Disclosure
[2]   State - Missing Insurance Escrow Account Disclosure Statement
[2]   State - Missing Tax Escrow Account Designation
[2]   State - Missing Appraisal and Consumer Report Notice
[2]   State - Missing  Borrower's Choice of Attorney Disclosure
[2]   State - Missing  Fair Credit Reporting Act Notice
[2]   Initial TIL Date not within 3 days of Initial Application Date
 [2]   Initial GFE Date not within 3 days of Initial Application Date
							Finance charges under disclosed by $159.58 which exceeds the $35.00 tolerance for refinance transactions. Unable to determine the reason for under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Cashout Refi	Owner Occ	74.77	74.77	41.59
70584	3	3	[3] No Net Tangible Benefit To Borrower	Unable to determine net tangible benefit due to missing previous note, HUD, and/or payoff statement for subject property.	3
[3]   ROR Violation Funding date is prior to or equals the ROR End Date
[3]   Rescission Period under 3 days
[2]   Initial TIL Date not within 3 days of Initial Application Date
[2]   Initial GFE Date not within 3 days of Initial Application Date
[2]   State - Missing Loan Commitment
[2]   State - Missing Application Disclosure
[2]   State - Missing Guarantee Of Loan Program
[2]   State - Missing Right to Choose Attorney or Title Insurance Company
[2]   State - Missing Wet Settlement / Delivery of Net Proceeds Authorization
[2]   State - Missing Licensee Information or Affidavit of Exemption
[2]   State - Missing Net Tangible Benefit Worksheet
[2]   State - Missing Written Acknowledgement of Delivery of the Note
 [2]   State - Missing MD Notice of Housing Counseling and Services disclosure
							ROR executed by borrowers 10/XX/2003 with expiration of rescission period noted as 10/XX/2003, only providing borrower with a 0 day rescission period. ROR executed by borrowers 10/XX/2003 with expiration of rescission period noted as 10/XX/2003, only providing borrower with 0 day rescission period.		ROR - 3yrs for rescindable transactions. The loan is outside the SOL. ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	65.76	65.76	41.1
70585	2	1			2	[2] Affiliated Business Doc Missing [2] State - Missing Disclosure of Terms of Mortgage Application [2] State - Missing Virginia Insurance Disclosure [2] State - Missing Appraisal Notice				Rate/Term Refi	Owner Occ	75	79.95	42.685
70586	2	1			2	[2] State - Missing Anti-Coercion Notice [2] State - Missing Mortgage Loan Commitment [2] Initial GFE Missing [2] Initial TIL Missing				Cashout Refi	Owner Occ	75	75	38.97
70587	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] State - Missing Anti-Coercion Notice [2] State - Missing Pre-Application Dislcosure				Cashout Refi	Owner Occ	80	80	46.22
70588	3	3	[3] Missing Initial Application		2	[2] Affiliated Business Doc Missing [2] State - Missing Application Addedum stating applicant, if married, may apply for a separate account [2] State - Missing Consumer Credit Score Disclosure [2] State - Missing Fair Lending Notice [2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage [2] State - Missing Finance Lender Information Disclosure [2] State - Missing Impound Authorization Disclosure [2] State - Missing Interim Interest Disclosure [2] State - Missing Notice to Cosigner [2] Initial GFE Missing [2] Initial TIL Missing				Cashout Refi	Owner Occ	80	80
70589	3	3	[3] Final Application Missing [3] Missing Initial Application		3	[3] TIL Incomplete [2] State - Missing Application Addedum stating applicant, if married, may apply for a separate account [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Impound Authorization Disclosure [2] State - Missing Interim Interest Disclosure [2] Initial TIL Missing	Final TIL is marked final and was signed by the borrower; however, reflects estimated APR, Finance Charge, Amount Financed and Total Payment figures.	TESTED		Cashout Refi	Owner Occ	80	80	20.62
70590	2	1			2	[2] Affiliated Business Doc Missing [2] State - Mising Illinois Mortgage Escrow Act Disclosure [2] State - Missing Application Disclosure Statement				Purchase	Owner Occ	80	80	38.47
70591	3	3	[3] Final Application Missing		3	[3] Finance Charge underdisclosed >$35 for Refinance [2] State - Missing Attorney Disclosure [2] State - Missing Insurance Disclosure [2] State - Missing Initial Tax Authorization Notice [2] Initial GFE Missing [2] Initial TIL Missing	Finance charges under disclosed by $1012.62 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Cashout Refi	Owner Occ	70.75	89.62	31.75
70592	3	3	[3] Appraisal Missing [3] Missing Initial Application		3	[3] HUD-1 Estimated [2] State - Missing Mortgage Broker Agreement [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date	Estimated HUD in file is executed by the borrower and certified by the settlement agent.	YES		Purchase	Owner Occ	80	94.99	32.74
70593	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Affiliated Business Doc Missing [2] Initial GFE Missing				Purchase	Investment Property	90	90	28.02
70594	3	3	[3] Appraisal Incomplete [3] Application Unsigned	Appraisal incomplete due to missing recertification of value. Appraisal report dated 6/30/2003, loan originated 11/XX/2003.	3	[3] Finance Charge underdisclosed >$100 for Purchase [2] Affiliated Business Doc Missing [2] State - Missing Consumer Disclosure Statement [2] State - Missing Notice of Choice of Agent or Insurer [2] Initial TIL Missing	Finance charges under disclosed by $271.05 which exceeds the $100 tolerance for purchase transactions. TIL Itemization did not disclose the closing fee of $250 and courier fee of $25 as prepaid finance charges, however, over disclosed Mers registration fee of $3.95 as a prepaid finance charge.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Second Home	70.96	70.96	29.72
70604	3	3	[3] Final Application Missing [3] MI Missing [3] Missing Initial Application [2] Negam by Note Design		2	[2] Credit Score Disclosure Not Present [2] State - Missing Oral Modifications of Credit Agreements / Confirmation of Statements on Note				Rate/Term Refi	Owner Occ	83.95	83.95	29.26
70607	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] Credit Score Disclosure Not Present [2] State - Missing Mtg Lender Disclosures Required by Atty General Consumer Protection Regulations [2] State - Missing Stated Income Disclosure				Rate/Term Refi	Owner Occ	75	85.2	40.38
70622	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application [2] Negam by Note Design		2	[2] Initial GFE Missing [2] Initial TIL Missing				Cashout Refi	Owner Occ	80	80	53.99
70624	3	3	[3] Credit Report Missing [3] Application Incomplete [3] Missing Initial Application [2] Negam by Note Design	Final application incomplete due to missing origination entity information.	3	[3] Finance Charge underdisclosed >$100 for Purchase [2] State - Missing Application Addedum stating applicant, if married, may apply for a separate account [2] State - Missing Fair Lending Notice [2] State - Missing Domestic Partnership Affidavit [2] Initial GFE Missing [2] Initial TIL Missing	Finance charges under disclosed by $129 which exceeds the $100 tolerance for purchase transactions. TIL Itemization did not disclose the flood cert fee of $8.50, tax service fee of $72, tie in fee of $50 or the courier fee of $10.50 as prepaid finance charges.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	80	80	35.099
70629	3	1			3	[3] Rescission Period under 3 days [2] Affiliated Business Doc Missing [2] State - Missing Fair Lending Notice [2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage	ROR executed by borrowers 10/XX/2007 with expiration of rescission period noted as 10/XX/2007, only providing borrower with a 2 day rescission period.		ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	80	89.55	30.71
70630	3	3	[3] Appraisal Missing		2	[2] Affiliated Business Doc Missing				Purchase	Investment Property	90	90	23.29
70631	3	1			3	[3] Finance Charge underdisclosed >$100 for Purchase [3] HUD-1 Incomplete [2] Initial TIL Missing	Final HUD not executed by the borrower or certified by the settlement agent. Finance charges under disclosed by $178.35 which exceeds the $100 tolerance for purchase transactions. TIL Itemization did not disclose the wire fee of $50, recording service fee of $25 and additional interim interest fee of $404.92 as prepaid finance charges, however, over disclosed closing fee of $300 as a prepaid finance charge.	NO	Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	80	80	43.92
70642	2	1			2	[2] State - Missing Disclosure of Seller-Paid Fees [2] State - Missing First Time Home Buyer Affidavit [2] State - Missing MD Notice of Housing Counseling and Services disclosure				Purchase	Owner Occ	100	100	38.27
70645	3	1			3	[3] TIL Incomplete [3] ROR Violation Funding date is prior to or equals the ROR End Date	Final TIL incomplete due to missing borrower signature and date. ROR executed by borrowers 10/XX/2007 with expiration of rescission period noted as 10/XX/2007. HUD reflects a funding date of 10/XX/2007, equal to the rescission period expiration date, and 2 days of interest was collected which coincides with a 10/XX/2007 funding date.	TESTED	ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Cashout Refi	Owner Occ	51.33	74.44	23.7
70652	3	1			3
[3]   TIL Incomplete
[2]   State - Missing MD Finance Agreement
[2]   State - Missing Loan Commitment
[2]   State - Missing Application Disclosure
[2]   State - Missing  Residential Property Disclosure / Homeowner's Certification of Principal Residence
[2]   State - Missing Guarantee Of Loan Program
[2]   State - Missing MD Mandatory Arbitration Disclosure
[2]   State - Missing Right to Choose Attorney or Title Insurance Company
[2]   State - Missing Wet Settlement / Delivery of Net Proceeds Authorization
[2]   State - Missing First Time Home Buyer Affidavit
[2]   State - Missing Licensee Information or Affidavit of Exemption
[2]   State - Missing Written Acknowledgement of Delivery of the Note
[2]   State - Missing MD Notice of Housing Counseling and Services disclosure
 [2]   Credit Score Disclosure Not Present
							Final TIL incomplete due to not being executed by borrower.	NO		Purchase	Owner Occ	100	100	38.49
70656	3	1			3	[3] Finance Charge underdisclosed >$100 for Purchase [3] TIL Incomplete [2] State - Missing Right to Select Attorney Disclosure	Final TIL incomplete due to not being executed by borrower and missing date. Finance charges under disclosed by $485.24 which exceeds the $100 tolerance for purchase transactions. Unable to determine under disclosure due to missing itemization of amount financed. There is a Lender credit on page one of HUD for $200 which is not itemized, therefore, applied to non-APR fees first.	NO	Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Second Home	80	90	60.19
70674	3	1			3	[3] TIL Incomplete [2] State - Missing Authorization to Complete Blank Spaces [2] State - Missing Application Disclosure / Advance Fee Agreement [2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] Credit Score Disclosure Not Present	Final TIL incomplete due to missing borrower signature and date.	NO		Rate/Term Refi	Second Home	76.55	76.55
70679	3	3	[3] Final Application Missing [3] Missing Initial Application [2] Negam by Note Design		3	[3] Finance Charge underdisclosed >$100 for Purchase [2] State - Missing or Incomplete Variable Rate Disclosure	Finance charges under disclosed by $4,638.40 which exceeds the $100 tolerance for purchase transactions. Closing instructions indicate the Index used was 2.676%. The lowest Index available within the look-back period is 2.87%.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	80	80	13.28
70694	3	3	[3] Appraisal Missing		1					Rate/Term Refi	Owner Occ	92.19	92.19	60.44
70712	3	3	[3] Appraisal Missing [3] Application Incomplete [3] Missing Title Evidence	Final application Incomplete due to not being dated by borrower.	3	[3] TIL Missing [2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] Credit Score Disclosure Not Present [2] State - Missing Notice to Purchaser-Mortgagor [2] State - Missing Anti-Coercion Notice		YES		Cashout Refi	Owner Occ	72.62	72.62	38.36
70714	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing [3] Missing Title Evidence		3	[3] TIL Incomplete	Final TIL incomplete due to missing borrower signature and date.	TESTED		Rate/Term Refi	Owner Occ	76.91	76.91	57.37
70715	3	3	[3] Appraisal Missing [3] Credit Report Missing [3] Mortgage/DOT Incomplete [3] Initial Application Incomplete	Borrower's executed a Condominium Rider at closing. Subject property is an Attached PUD. Missing Initial Application for borrower 3; Lisa Mathews.	3	[3] HUD-1 Incomplete [3] TIL Incomplete [2] State - Missing Agency to Receive Borrower Complaints [2] Initial GFE Missing [2] Initial TIL Missing [2] Credit Score Disclosure Not Present	Final HUD incomplete due to not being executed by the seller. Final TIL incomplete due to not being executed by the borrowers.	YES		Purchase	Owner Occ	95	95	59.91
70720	3	2	[2] Combined Orig LTV >100%		3	[3] TIL Incomplete [2] State - Missing Affidavit of Borrower Under Residential Mortgage Act [2] State - Missing GA Foreclosure Disclosure / Notice Pursuant To O.C.G.A. Section 7-1 [2] State - Missing Right to Select Attorney Disclosure [2] Credit Score Disclosure Not Present	Final TIL incomplete due to missing date and missing page 2 of 2.	TESTED		Purchase	Owner Occ	100	103.75	44.99
70744	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		3	[3] TIL Missing [2] Credit Score Disclosure Not Present [2] Affiliated Business Doc Missing [2] State - Missing Commitment Letter [2] State - Missing Disclosure of Terms of Mortgage Application [2] State - Missing Lock In Disclosure [2] State - Missing Virginia Insurance Disclosure [2] State - Missing Choice of Settlement Agent Disclosure [2] State - Missing Appraisal Notice [2] Initial GFE Missing [2] Initial TIL Missing		NO		Construction To Perm	Owner Occ	100	100
70750	3	1			3	[3] TIL Missing [3] ROR Missing		YES	ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Cashout Refi	Owner Occ	76.04	76.04	35.83
70751	3	3	[3] Appraisal Missing [3] Mortgage Missing		3	[3] Note Missing [3] TIL Incomplete [2] Credit Score Disclosure Not Present	Final TIL incomplete due to missing date and page 2 of 2.	NO		Purchase	Owner Occ	100	100	35.44
70754	3	1			3	[3] TIL Incomplete [2] State - Missing MD Finance Agreement [2] State - Missing Attorneys' Fees Disclosure [2] State - Missing MD Mandatory Arbitration Disclosure [2] State - Missing Right to Choose Attorney or Title Insurance Company [2] State - Missing Wet Settlement / Delivery of Net Proceeds Authorization [2] State - Missing Disclosure of Seller-Paid Fees [2] State - Missing First Time Home Buyer Affidavit [2] State - Missing Licensee Information or Affidavit of Exemption [2] State - Missing Written Acknowledgement of Delivery of the Note [2] State - Missing Credit Grantor Election	Final TIL incomplete due to missing page 2 of 2.	NO		Purchase	Owner Occ	100	100	49.14
70767	3	3	[3] Credit Report Missing [3] Initial Application Unsigned [2] Combined Orig LTV >100%		3	[3] TIL Incomplete [2] State - Missing Notice to Purchaser-Mortgagor [2] Credit Score Disclosure Not Present	Final TIL incomplete due to missing borrower signature and date.	NO		Purchase	Owner Occ	99	102.03	36.83
70812	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application [2] Only Preliminary Title in File		2	[2] Credit Score Disclosure Not Present [2] State - Missing Notice of Residential Mortgage Loan Applicants [2] State - Missing Application Disclosure / Choice of Agent and Insurer Notice [2] Initial GFE Missing [2] Initial TIL Missing				Cashout Refi	Owner Occ	100	100
70818	3	1			3	[3] TIL Incomplete	Final TIL was executed by borrower at closing, however, reflect estimated APR, Finance Charges, Amount Financed and Total Payment figures.	NO		Purchase	Investment Property	80	80	25.78
70819	3	1			3	[3] ROR Missing [2] State - Missing Commitment Letter			ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	79.39	79.39	52.47
70820	3	1			3	[3] Finance Charge underdisclosed >$35 for Refinance	Finance charges under disclosed by $151.54 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing TIL itemization of amount financed.		APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Cashout Refi	Owner Occ	75	75
70821	2	1			2	[2] State - Missing Insurance Disclsoure [2] State - Missing Insurance Escrow Account Disclosure Statement [2] State - Missing Tax Escrow Account Designation [2] State - Missing Borrower's Choice of Attorney Disclosure [2] State - Missing Junior / Subordinate Lien Disclosure				Purchase	Owner Occ	75	90	39.2
70822	2	1			2
[2]   Credit Score Disclosure Not Present
[2]   State - Missing Acknowledgment of Receipt of Home Mortgage Loan Informational Document / Attorney General Information Statement
[2]   State - Missing Mortgage Loan Origination Dislcosure
[2]   State - Missing Anti-Discrimination Notice
[2]   State - Missing Attorney General Information Statement
[2]   Missing Notice of Change in Mortgage Terms / Revised Mortgage Loan Originator Disclosure
[2]   State - Missing Statutory Authority Disclosure
[2]   State - Missing Notice of Escrow of Taxes and Regular Monthly Payment
 [2]   State - Missing Nature of Relationship and Notice to Borrower in the Mortgage Loan Originator Disclosure / Addendum to GFE
										Rate/Term Refi	Owner Occ	75	95	38.07
70823	3	3	[3] Appraisal Missing		3	[3] Finance Charge underdisclosed >$35 for Refinance [2] Initial TIL Missing [2] Affiliated Business Doc Missing [2] State - Missing Broker Compensation Disclosure [2] State - Missing Interest Rate Disclsoure [2] State - Missing Insurance Disclsoure [2] State - Missing Notice of Expiration of Loan Commitment [2] State - Missing Insurance Escrow Account Disclosure Statement [2] State - Missing Tax Escrow Account Designation [2] State - Missing Appraisal and Consumer Report Notice [2] State - Missing Borrower's Choice of Attorney Disclosure [2] State - Missing Fair Credit Reporting Act Notice	Finance charges under disclosed by $219.90 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed.		APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Cashout Refi	Owner Occ	66.21	66.21	N/A
70824	2	1			2	[2] Initial GFE Missing [2] Initial TIL Missing [2] Affiliated Business Doc Missing [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Interim Interest Disclosure			N/A	Purchase	Owner Occ	80	100	26.11
70825	3	1			3	[3] Finance Charge underdisclosed >$35 for Refinance [2] Initial GFE Missing	Finance charges under disclosed by $69.96 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing TIL itemization of amount financed.		APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	72.16	90.59	N/A
70826	2	1			2	[2] Initial GFE Date not within 3 days of Initial Application Date [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Condominium Earthquake Insurance Disclosure				Purchase	Investment Property	75	75	62.8
70827	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Right to Choose Insurance Provider [2] Initial GFE Missing [2] Initial TIL Missing				Purchase	Owner Occ	90	90	44.19
70828	3	3	[3] Credit Report Missing [3] MI Missing	Case Query results are not provided to indicate if UFMIP was paid, FHA loan, missing MIC.	2	[2] State - Missing Title Protection Disclosure [2] GFE1 Written list of service providers not given to borrower [2] Most Recent GFE Summary of Loan Terms Does Not Match Loan Terms on HUD-1 [2] Most Recent GFE Trade-off Table not accurate	Most recent GFE dated 6/11/2012 Summary of Loan Terms reflects a payment of $374.28 and the HUD summary of Loan Terms reflects a payment of $376.99. Most recent GFE dated 6/11/2012 Trade-Off Table reflects a payment of $374.28 and the HUD summary of Loan Terms reflects a payment of $376.99.			Purchase	Owner Occ	96.5	96.5	43.8
70829	3	3	[3] Final Application Missing [3] Missing Initial Application [2] Negam by Note Design		3	[3] ROR Missing [3] HUD-1 Missing [2] State - Missing Application Addedum stating applicant, if married, may apply for a separate account [2] State - Missing Hazard Insurance Disclosure [2] State - Missing Impound Authorization Disclosure [2] Initial GFE Missing [2] Initial TIL Missing		YES	The HUD is missing so no testing can be done at all. There is no SOL in CA but liability for assignees appears limited. ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Cashout Refi	Owner Occ	72.86	89
70830	3	3	[3] Final Application Missing [3] Missing Initial Application		3	[3] HUD-1 Estimated [2] State - Missing Rate Lock Disclosure [2] State - Missing Disclosure of Facts Material to the Borrower’s Decision, Rights or Interests [2] State - Missing Disclosure of Mortgage Loan Compensation [2] State - Missing Disclosure of Loans that Borrower Qualifies For [2] HMDA-reportable rate spread (1/1/04-10/1/09)	HUD in file is a signed estimated copy.	YES	The estimated HUD comes in at 3.29% on the fees test. The threshold in NM is 5%. If the final HUD happened to be high cost, the loan would be outside the 6 year SOL in NM for affirmative action.	Purchase	Owner Occ	95	95	40.71
70831	3	2	[2] Combined Orig LTV >100%		3
[3]   Federal Higher-Priced Mortgage Loan
[3]   Final TIL Date < 6 Days Prior to Origination Date (Non-IO Fixed)
[2]   GFE1 Escrow account information not complete
[2]   Comparison of GFE and HUD-1 Charges Not Accurate
[2]   GFE1 Fees Not Disclosed Correctly
[2]   HMDA-reportable rate spread (10/1/09 and later)
[2]   Initial TIL Date not within 3 days of Initial Application Date
[2]   Affiliated Business Doc Missing
[2]   State - Missing Notice to Purchaser-Mortgagor
[2]   State - Missing Anti-Coercion Notice
[2]   State - Missing Pre-Application Dislcosure
[2]   State - Missing Notice of Material Change of Mortgage Loan Terms
 [2]   State - Missing Mortgage Loan Commitment

Comparison of GFE & HUD fees inaccurate; Final GFE dated 5/10/2012 reflects $1,487.50 UFMIP however GFE column of comparison reflects $1,069.25 for UFMIP. Final GFE reflects $700 for title services and lender's title insurance however GFE column of comparison reflects $875 for title services and lender's title insurance. Final GFE reflects $511.75 for owner's title insurance however GFE column of comparison reflects $391 for owner's title insurance. Final GFE reflects $570 for initial escrow deposit  however GFE column of comparison reflects $762.24 for initial escrow deposit., Final GFE reflects $245.18 for daily interest charges however GFE column of comparison reflects $222.14 for daily interest charges. Final GFE reflects $840 for homeowner's insurance however GFE column of comparison reflects $771 for homeowner's insurance.
Federal Higher-Priced Mortgage Loan - stated APR (5.701%) and audited APR (5.6942%) exceeds the HPML threshold of 5.35% (1.5% over applicable APOR, 3.85%). Loan appears to comply with repayment ability, prepayment penalty, and escrow restrictions and requirements applicable to Federal HPMLs.
GFE1 dated 5/10/2012 does not disclose whether escrows will be held or not.
GFE1 dated 5/10/2012 improper fee disclosure due to the Adjusted Origination Charges reflects the borrower will not receive a charge/credit for interest rate, box 1 should be checked however no box was checked.
Initial TIL dated 5/25/2012 is not within 3 days of application 5/10/2012 or the credit report that is dated 4/13/2012. Loan is originated and closed by XXX
 The APR on the initial TIL (5.515) is greater than .125 less than the APR on the Final TIL (5.701). The Final TIL is dated at closing (within 6 days), which is not allowed per new RegZ guidelines due to the spread of the APR's.
									Federal Higher-Priced Mortgage Loan - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	96.5	107.53	49.4
70833	2	1			2	[2] State - Missing Application Disclosure [2] State - Missing Domestic Partnership Affidavit				Purchase	Owner Occ	79.8	79.8	38.93
70834	2	1			2	[2] Credit Score Disclosure Not Present [2] State - Missing Authorization to Complete Blank Spaces [2] State - Missing Application Disclosure / Advance Fee Agreement [2] State - Missing Appraisal Notice [2] Initial TIL Missing				Purchase	Owner Occ	80	80
70835	3	3	[3] Credit Report Missing		2	[2] Credit Score Disclosure Not Present [2] Affiliated Business Doc Missing [2] State - Missing Consumer Credit Score Disclosure [2] State - Missing Fair Lending Notice [2] State - Missing Hazard Insurance Disclosure [2] State - Missing Domestic Partnership Affidavit [2] Initial GFE Missing [2] Initial TIL Missing				Cashout Refi	Owner Occ	80	80
70836	3	3	[3] Credit Report Missing [3] Mortgage Missing [3] Missing Title Evidence [2] Negam by Note Design		2	[2] Affiliated Business Doc Missing [2] State - Missing Pre-Application Dislcosure [2] Initial GFE Missing [2] Initial TIL Missing				Cashout Refi	Owner Occ	70	70	37.4
70837	3	3	[3] Appraisal Missing		3	[3] Initial GFE Missing [2] Initial TIL Date not within 3 days of Initial Application Date [2] State - Missing Interest Rate Disclsoure [2] State - Missing Notice of Expiration of Loan Commitment [2] State - Missing Prevailing Commitment Disclosure [2] State - Missing Insurance Escrow Account Disclosure Statement [2] Comparison of GFE and HUD-1 Charges Not Accurate [2] State - Missing Borrower's Choice of Attorney Disclosure	Comparison of GFE & HUD fees inaccurate; Discount charges from final GFE dated 12/23/2011 reflects $4878.75; however GFE column of comparison reflects $4878.72 for Discount charges. Initial TIL dated 11/28/2011 is not within 3 days of application or the credit report that is dated 8/30/2011. Missing initial GFE due to re-disclosure changed circumstance letter dated 11/28/2011 indicating that a previous GFE with discount points of $0 being changed to 4878.75 due to rate lock. That GFE was not enclosed in the loan file.			Cashout Refi	Owner Occ	85.78	85.78
70838	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		2	[2] State - Missing Commitment Letter [2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial GFE Missing				Cashout Refi	Investment Property	85	85	10.02
70839	3	3	[3] Final Application Missing [3] Credit Report Missing		2	[2] Credit Score Disclosure Not Present [2] State - Missing KY Fair Housing Law Disclosure [2] State - Missing Notice of Choice of Agent or Insurer [2] State - Missing Commitment Letter [2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Advance Fee disclosure [2] Initial GFE Missing [2] Initial TIL Missing				Purchase	Owner Occ	100	100	40.123
70840	2	1			2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Credit Score Disclosure Not Present [2] State - Missing Childhood Lead Poisoning Prevention				Cashout Refi	Owner Occ	75	75	32.765
70841	3	3	[3] Credit Report Missing [3] Application Incomplete [3] Initial Application Incomplete	Final application incomplete due to missing origination entity information. Initial application incomplete due to missing origination entity information.	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Right to Choose Insurance Provider [2] Initial TIL Missing				Cashout Refi	Owner Occ	99.99	99.99
70842	2	1			2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial GFE Missing [2] Initial TIL Missing				Purchase	Owner Occ	67.14	67.14	36.155
70843	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		3	[3] TIL Missing [3] ROR Missing [3] HUD-1 Missing [2] Credit Score Disclosure Not Present [2] Affiliated Business Doc Missing [2] State - Missing Commitment Letter [2] State - Missing Disclosure of Terms of Mortgage Application [2] State - Missing Virginia Insurance Disclosure [2] State - Missing Choice of Settlement Agent Disclosure [2] State - Missing Appraisal Notice [2] State - Missing Agent's Certification As to the Validity of Power of Attorney and Agent's Authority [2] Initial GFE Missing [2] Initial TIL Missing		YES	ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	89.94	89.94
70844	3	3	[3] Missing Initial Application		2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date				Cashout Refi	Owner Occ	90	90	33.54
70845	3	3	[3] Missing Initial Application [3] Credit Report Incomplete	Credit report incomplete due to missing page 1.	2	[2] State - Missing Freedom to Choose Insurance Provider disclosure [2] State - Missing Notice to Borrower/Prospective Borrower / Homeowner Protection Notice [2] State - Missing Property Tax Benefit Disclosure (State Form 51781 (6-04) [2] Initial TIL Missing				Cashout Refi	Owner Occ	86.54	86.54	27
70846	3	3	[3] Credit Report Missing [3] Application Incomplete [3] Missing Title Evidence	Final application incomplete due to missing origination entity information.	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Credit Score Disclosure Not Present [2] State - Missing Consumer Credit Score Disclosure [2] Initial TIL Missing				Cashout Refi	Owner Occ	67.97	67.97
70847	2	1			2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing MD Finance Agreement [2] State - Missing Application Disclosure [2] State - Missing Home Buyers Property Tax Payment Option [2] State - Missing MD Mandatory Arbitration Disclosure [2] State - Missing Right to Choose Attorney or Title Insurance Company [2] State - Missing Wet Settlement / Delivery of Net Proceeds Authorization [2] State - Missing Net Tangible Benefit Worksheet				Cashout Refi	Owner Occ	85	85	55.95
70848	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Appraisal Incomplete	Incomplete appraisal due to missing page 1.	2	[2] State - Missing Commitment Letter [2] Initial TIL Missing				Rate/Term Refi	Owner Occ	88.25	88.25
70849	2	1			2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial TIL Missing				Cashout Refi	Owner Occ	90	90
70850	3	3	[3] Final Application Missing [3] Credit Report Missing [3] No Net Tangible Benefit To Borrower	Unable to determine net tangible benefit due to missing HUD, previous Note and the payoff statement for subject property.	3	[3] HUD-1 Missing [2] Initial TIL Missing		YES		Rate/Term Refi	Owner Occ	47.89	47.89
70851	3	3	[3] Final Application Missing [3] Missing Initial Application		3	[3] MN Subprime loan [2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Interest Rate Disclosre [2] State - Missing Non Agency Disclosure	MN Subprime Loan. Stated APR (9.237%) and Audited APR (9.2365%) exceeds MN Subprime APR threshold for fixed rate loans of 7.72% (3% over applicable t-bill, 4.72%). Prepayment penalty provisions are prohibited on MN subprime loans as of 8/1/07. Non-compliant MN subprime loan.		No explicit assignee liability but because of the penalties, assignees could be impacted. Private right of action is available for borrowers that are injured (that term is not defined). Courts award the following: Civil penalties not to exceed $10,000 per violation ;Actual, incidental, and consequential damages ;Statutory damages equal to the amount of lender fees included in the loan ;Punitive damages if appropriate ;Court costs and reasonable attorneys fees.	Cashout Refi	Owner Occ	90	90	55.79
70852	3	3	[3] Final Application Missing [3] Missing Initial Application		3	[3] Finance Charge underdisclosed >$100 for Purchase [3] APR Tolerance UnderDisclosed 0.25 [2] State - Missing Consumer Disclosure Statement [2] State - Missing Notice of Choice of Agent or Insurer [2] Initial GFE Missing [2] Initial TIL Missing [2] HMDA-reportable rate spread (1/1/04-10/1/09)	APR under disclosed by .4883 which exceeds the .25 tolerance. Finance charges under disclosed by $9,346.92 which exceeds the $100 tolerance for purchase transactions. Closing instructions indicate the Index used was 2.75%. The lowest Index available within the look-back period is 3.43%.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL. APR - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	80	100	49.222
70853	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		2	[2] State - Missing MD Finance Agreement [2] State - Missing Loan Commitment [2] State - Missing Residential Property Disclosure / Homeowner's Certification of Principal Residence [2] State - Missing Attorneys' Fees Disclosure [2] State - Missing Guarantee Of Loan Program [2] State - Missing Right to Choose Attorney or Title Insurance Company [2] State - Missing Net Tangible Benefit Worksheet [2] Initial GFE Missing [2] Initial TIL Missing				Cashout Refi	Owner Occ	80	80	39.13
70854	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial TIL Missing				Cashout Refi	Owner Occ	56.91	56.91	46.59
70855	3	3	[3] Application Incomplete	Final application incomplete due to misisng origination entity information.	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Appraisal Notice [2] State - Missing Notice to Mortgage Applicants / Legal Representation Notice [2] Initial TIL Missing				Cashout Refi	Owner Occ	79.99	79.99	52.39
70856	3	3	[3] Final Application Missing [3] Missing Initial Application		3	[3] MN Subprime loan [2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Interest Rate Disclosre [2] State - Missing Non Agency Disclosure [2] State - Missing Notice of Right to Discontinue Escrow	MN Subprime Loan. Stated APR and audited APR (10.484%) exceeds MN Subprime APR threshold for fixed rate loans of 7.42% (3% over applicable t-bill, 4.42%). Prepayment penalty provisions are prohibited on MN subprime loans as of 8/1/07. Loan appears to be a compliant MN subprime loan.		No explicit assignee liability but because of the penalties, assignees could be impacted. Private right of action is available for borrowers that are injured (that term is not defined). Courts award the following: Civil penalties not to exceed $10,000 per violation ;Actual, incidental, and consequential damages ;Statutory damages equal to the amount of lender fees included in the loan ;Punitive damages if appropriate ;Court costs and reasonable attorneys fees.	Purchase	Owner Occ	95	95	47.61
70857	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] State - Missing DRE Advance Fee Agreement [2] State - Missing Finance Lender Information Disclosure [2] Initial TIL Missing				Rate/Term Refi	Owner Occ	85.1	85.1	52.107
70858	2	1			2	[2] State - Missing Disclosure of Terms of Mortgage Application [2] State - Missing Rate Lock Disclosure [2] State - Missing Oral Agreement Notice				Cashout Refi	Owner Occ	80	95	39.8
70859	3	1			3	[3] Finance Charge underdisclosed >$35 for Refinance	Finance charges under disclosed by $349.31 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	70.36	81.23
70860	3	3	[3] Application Incomplete [3] Missing Initial Application	Final application incomplete due to missing origination entity information.	2	[2] Credit Score Disclosure Not Present [2] State - Missing Virginia Insurance Disclosure [2] State - Missing signed Notice of Mortgage Broker Fee [2] State - Missing Choice of Settlement Agent Disclosure [2] State - Missing Appraisal Notice [2] Initial GFE Missing				Purchase	Investment Property	75	89.72	35.91
70861	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		3	[3] TIL Missing [3] HUD-1 Missing [2] Credit Score Disclosure Not Present [2] Initial GFE Missing [2] Initial TIL Missing		YES		Purchase	Owner Occ	74.61	74.61
70863	2	1			2	[2] State - Missing Anti-Coercion Notice [2] State - Missing Disclosure of Terms of Mortgage Application [2] State - Missing Oral Agreement Notice				Rate/Term Refi	Owner Occ	71.88	71.88	35.17
70864	3	2	[2] Manufactured (Double-Wide)		3	[3] Finance Charge underdisclosed >$35 for Refinance [2] State - Missing Notice of Penalties for Making False or Misleading Written Statement [2] Initial GFE Missing [2] Initial TIL Missing	Finance charges under disclosed by $288.22 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	94.98	94.98	18.22
70865	2	2	[2] Only Preliminary Title in File [2] Negam by Note Design		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Mortgage Broker Agreement [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Finance Lender Information Disclosure [2] State - Missing Interim Interest Disclosure				Cashout Refi	Owner Occ	87.57	87.57	33.64
70866	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application [2] Negam by Note Design		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Authorization to Complete Blank Spaces [2] Initial GFE Missing [2] Initial TIL Missing				Cashout Refi	Owner Occ	56.51	56.51	34.32
70867	3	2	[2] Negam by Note Design		3	[3] Finance Charge underdisclosed >$35 for Refinance [3] APR Tolerance UnderDisclosed 0.25 [2] State - Missing Tax Escrow Account Designation [2] State - Missing Borrower's Choice of Attorney Disclosure [2] Initial TIL Missing [2] HMDA-reportable rate spread (1/1/04-10/1/09)	APR under disclosed by .6726 which exceeds the 0.25 tolerance. Finance charges under disclosed by $8512.25 which exceeds the $35 tolerance for refinance transactions. Lender commitment letter indicates the Index used was 5.27% which coincides with the look-back period. Further, the under disclosure of payments is not due to a rounding method or maximum negative amortization. Unable to determine the total payment under disclosure without the amortization schedule and closing instructions.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL. APR - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	97.55	97.55	47.6
70868	3	3	[3] Final Application Missing [3] Missing Initial Application		3	[3] State Late Charge Not Standard [2] HMDA-reportable rate spread (1/1/04-10/1/09)	Late charge fee of 6% exceeds the max allowed of 5% for the state of Texas with interest rate greater than 10%.			Purchase	Owner Occ	80	100
70869	2	1			2
[2]   Initial TIL Date not within 3 days of Initial Application Date
[2]   Initial GFE Date not within 3 days of Initial Application Date
[2]   State - Missing MD Finance Agreement
[2]   State - Missing Loan Commitment
[2]   State - Missing Attorneys' Fees Disclosure
[2]   State - Missing Guarantee Of Loan Program
[2]   State - Missing Home Buyers Property Tax Payment Option
[2]   State - Missing MD Mandatory Arbitration Disclosure
[2]   State - Missing MD No Escrow Account Disclosure
[2]   State - Missing Right to Choose Attorney or Title Insurance Company
[2]   State - Missing Wet Settlement / Delivery of Net Proceeds Authorization
[2]   State - Missing Licensee Information or Affidavit of Exemption
[2]   State - Missing Net Tangible Benefit Worksheet
[2]   State - Missing Office of Finance, Treasury Division Finance Affidavit
[2]   State - Missing Written Acknowledgement of Delivery of the Note
[2]   State - Missing Credit Grantor Election
 [2]   State - Missing MD Notice of Housing Counseling and Services disclosure
										Purchase	Owner Occ	80	100
70870	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] Initial GFE Missing [2] Initial TIL Missing				Purchase	Owner Occ	80	95	48
70871	3	3	[3] Initial Application Incomplete	Initial application incomplete due to missing origination entity information.	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Pre-Application Dislcosure [2] State - Missing Lock In Agreement				Cashout Refi	Owner Occ	80	80
70872	3	3	[3] Appraisal Missing		2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] Credit Score Disclosure Not Present [2] State - Missing MD Finance Agreement [2] State - Missing Loan Commitment [2] State - Missing Application Disclosure [2] State - Missing Right to Choose Attorney or Title Insurance Company [2] State - Missing Licensee Information or Affidavit of Exemption [2] State - Missing Net Tangible Benefit Worksheet				Cashout Refi	Owner Occ	65.71	80
70873	3	3	[3] Credit Report Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Application Disclosure [2] State - Missing Right to Choose Attorney or Title Insurance Company				Purchase	Owner Occ	80	100	45.28
70874	2	1			2	[2] HMDA-reportable rate spread (1/1/04-10/1/09)				Purchase	Owner Occ	80	100	47.07
70876	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application [2] Combined Orig LTV >100%		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Title Insurance Notice [2] Initial GFE Missing [2] Initial TIL Missing				Cashout Refi	Owner Occ	102.98	102.98
70877	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		2	[2] Affiliated Business Doc Missing [2] State - Missing Mortgage Consumer Disclosure [2] State - Missing Commitment Letter [2] State - Missing Rate Lock [2] State - Missing Freedom to Choose / Anti-Coercion Disclosure [2] Initial GFE Missing [2] Initial TIL Missing				Rate/Term Refi	Owner Occ	89.89	89.89
70878	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Borrower's Bill of Rights [2] State - Missing Consumer Caution and Counseling Disclosure [2] State - Missing Insurance Disclosure / Right to Choose Insurance Provider [2] State - Missing Rate Lock				Purchase	Owner Occ	90	90
70879	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Domestic Partnership Affidavit [2] State - Missing Impound Authorization Disclosure [2] State - Missing Interim Interest Disclosure [2] Initial GFE Missing [2] Initial TIL Missing				Cashout Refi	Owner Occ	75	75	40.614
70880	3	3	[3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Notice of Penalties for Making False or Misleading Written Statement				Purchase	Owner Occ	95	95	29.94
70881	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Broker Application Disclsoure [2] State - Missing Domestic Partnership Addendum to Uniform Residential Loan Application [2] State - Missing Rate Lock Disclosure				Cashout Refi	Owner Occ	85	85	42.48
70882	3	3	[3] Final Application Missing [3] Missing Initial Application [2] Negam by Note Design		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Authorization to Complete Blank Spaces				Cashout Refi	Owner Occ	85.71	85.71
70883	3	1			3	[3] HUD-1 Incomplete [2] State - Missing Attorney/Insurance Preference Dislcosure [2] State - Missing Agency to Receive Borrower Complaints [2] Initial TIL Missing	HUD incomplete due to incorrect sales price. AUS findings dated 11/XX/2006, date of close, indicates sales price to be $99,417 and MI cert with an effective date of 10/XX/2006 indicates sales price to be $99,417.	TESTED		Purchase	Owner Occ	91	91	17
70884	3	3	[3] Final Application Missing [3] Missing Initial Application [2] Only Preliminary Title in File		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Loan Commitiment [2] State - Missing Domestic Partnership Affidavit [2] State - Missing Notice to Cosigner [2] Initial GFE Missing [2] Initial TIL Missing				Cashout Refi	Owner Occ	90	90	43.46
70885	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Title Evidence [3] Missing Initial Application		3	[3] ROR Missing [2] Credit Score Disclosure Not Present [2] Affiliated Business Doc Missing [2] State - Missing Anti-Coercion Notice [2] State - Missing Broker Agreement [2] State - Missing Pre-Application Dislcosure [2] State - Missing Notice of Material Change of Mortgage Loan Terms [2] State - Missing Lock In Agreement [2] State - Missing Mortgage Loan Commitment [2] Initial GFE Missing [2] Initial TIL Missing			ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Cashout Refi	Owner Occ	70	70
70886	3	3	[3] Final Application Missing [3] Missing Initial Application		3	[3] HUD-1 Incomplete [2] HMDA-reportable rate spread (1/1/04-10/1/09)	Final HUD not signed by the borrower.	YES		Cashout Refi	Owner Occ	90	90	44.48
70887	2	1			2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial TIL Missing				Cashout Refi	Owner Occ	90	90	49.17
70888	3	1			3	[3] HUD-1 Estimated [2] HMDA-reportable rate spread (1/1/04-10/1/09)	HUD in file is a signed estimated copy.	YES		Cashout Refi	Owner Occ	89.58	89.58
70889	2	1			2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage [2] State - Missing Condominium Earthquake Insurance Disclosure [2] State - Missing Finance Lender Information Disclosure [2] State - Missing Notice to Cosigner				Rate/Term Refi	Owner Occ	90	90	52.92
70890	3	3	[3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Attorney Disclosure [2] State - Missing Application Disclosure [2] State - Missing Initial Tax Authorization Notice [2] Initial GFE Missing [2] Initial TIL Missing				Cashout Refi	Owner Occ	95	95	45.4
70891	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Affiliated Business Doc Missing [2] State - Missing Notice to Purchaser-Mortgagor [2] State - Missing Anti-Coercion Notice [2] State - Missing Broker Agreement [2] State - Missing Pre-Application Dislcosure [2] State - Missing Notice of Material Change of Mortgage Loan Terms [2] State - Missing Lock In Agreement [2] State - Missing Mortgage Loan Commitment [2] Initial GFE Missing [2] Initial TIL Missing				Purchase	Owner Occ	85	85	46.14
70892	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing [3] Missing Title Evidence [3] Missing Initial Application	Title incomplete due to the amount insured being $61,751.92, however the Note reflects a loan amount of XXX.	3	[3] TIL Missing [3] HUD-1 Missing [2] State - Missing Residential Mortgage Loan Originator Disclosure [2] State - Missing Loan Agreement Rider [2] State - Missing Collateral Protection Insurance Notice [2] Initial GFE Missing [2] Initial TIL Missing		NO		Purchase	Owner Occ	98.44	98.44
70893	3	3	[3] Missing Initial Application		2	[2] State - Missing Freedom to Choose Insurance Provider disclosure [2] Initial TIL Missing				Rate/Term Refi	Owner Occ	95.38	95.38	45
70895	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] Affiliated Business Doc Missing [2] State - Missing Hazard Insurance Disclosure [2] State - Missing Mortgage Loan Disclosure Statement (DRE) [2] State - Missing DRE Advance Fee Agreement [2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage [2] State - Missing Impound Authorization Disclosure [2] State - Missing Interim Interest Disclosure [2] Initial GFE Missing [2] Initial TIL Missing				Cashout Refi	Owner Occ	78.47	78.47	37.99
70896	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application [2] Negam by Note Design		2	[2] State - Missing Waiver of Right to Participate in Class Action Addendum to Note				Purchase	Investment Property	79.99	79.99	32.113
70897	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		3	[3] TIL Missing [3] ROR Missing [3] HUD-1 Missing [2] Credit Score Disclosure Not Present [2] State - Missing Anti-Coercion Notice [2] State - Missing Broker Agreement [2] State - Missing Pre-Application Dislcosure [2] State - Missing Notice of Material Change of Mortgage Loan Terms [2] State - Missing Lock In Agreement [2] State - Missing Mortgage Loan Commitment [2] Initial GFE Missing [2] Initial TIL Missing		YES	ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Cashout Refi	Owner Occ	80	80
70898	3	3	[3] Mortgage Missing [3] Missing Initial Application [2] Combined Orig LTV >100%		3	[3] ROR Missing [3] Finance Charge underdisclosed >$35 for Refinance [3] Initial TIL Missing [3] TIL Incomplete [2] State - Missing Disclosure of Terms of Mortgage Application [2] State - Missing Virginia Insurance Disclosure	Finance charges under disclosed by $559 which exceeds the $35 tolerance for refinance transactions. There is a lender credit in the amount of $2704.56 on line 204 of the HUD which is not itemized therefore excluded. TIL incomplete due to not being signed and dated by borrower(s).	TESTED	ROR - 3yrs for rescindable transactions. The loan is Outside the SOL. Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is Outside the SOL. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is Outside the SOL.	Rate/Term Refi	Owner Occ	115.27	115.27
70899	3	1			3	[3] ROR Violation Funding date is prior to or equals the ROR End Date	Re-disclosed ROR executed by borrowers 10/XX/05 with expiration of rescission period noted as 10/XX/05. HUD reflects a funding date of 10/XX/05, prior to the rescission period expiration date, and 20 days of interest was collected which coincides with a 10/XX/05 funding date.		ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	77.42	77.42	55.5
70901	3	3	[3] Credit Report Missing [3] Missing Initial Application		3	[3] Finance Charge underdisclosed >$100 for Purchase [2] Initial GFE Missing [2] Initial TIL Missing	Finance charges under disclosed by $3353.60 which exceeds the $100 tolerance for purchase transactions. It appears a lower Index was used at origination than the 6.19% Index available within the look-back period.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Construction To Perm	Owner Occ	72.92	72.92
70902	3	3	[3] Final Application Missing [3] Missing Initial Application		3	[3] Finance Charge underdisclosed >$35 for Refinance [2] State - Missing Broker Agreement [2] State - Missing Loan Brokerage Disclosure Statement [2] Initial TIL Missing	Finance charges under disclosed by $214.99 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing TIL itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Cashout Refi	Owner Occ	72.82	72.82	22.78
70905	3	3	[3] Application Incomplete	Final application incomplete due to missing origination entity information.	2
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
[2]   Affiliated Business Doc Missing
[2]   State - Missing Anti-Discrimination Notice
[2]   State - Missing Attorney General Information Statement
[2]   State - Missing High Loan to Value Disclosure in the Mortgage Loan Disclosure Statement
[2]   State - Missing Insurance Disclosure
[2]   State - Missing Ohio Business Relationship Disclosure Notice / Conflict of Interest Disclosure
[2]   State - Missing Optional Credit Insurance Disclosure
[2]   State - Missing Statutory Authority Disclosure
[2]   State - Missing Notice of Escrow of Taxes and Regular Monthly Payment
[2]   State - Missing Closing Statement / Closing Disclosure
[2]   State - Missing Nature of Relationship and Notice to Borrower in the Mortgage Loan Originator Disclosure / Addendum to GFE
[2]   Initial GFE Missing
 [2]   Initial TIL Missing
										Purchase	Owner Occ	90	90	40.02
70906	3	3	[3] Credit Report Missing [3] Application Incomplete [3] No Net Tangible Benefit To Borrower [3] Initial Application Incomplete	Incomplete final application due to missing origination entity information. Incomplete initial application due to missing origination entity information. Unable to determine net tangible benefit due to, missing previous note and/or payoff statement for subject property. Borrower is not paying off any debt at time of closing or receiving more than $2,000 at closing.	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Credit Score Disclosure Not Present [2] State - Missing Borrower's Bill of Rights [2] State - Missing Consumer Caution and Counseling Disclosure [2] Initial TIL Missing				Rate/Term Refi	Owner Occ	37.55	37.55
70907	3	3	[3] Appraisal Missing [3] Missing Initial Application		2	[2] State - Missing Anti-Coercion Notice [2] Initial TIL Missing				Rate/Term Refi	Owner Occ	80.89	80.89
70908	3	1			3	[3] HUD-1 Incomplete	HUD-1 incomplete due to missing attached 3rd page with breakdown of additional charges and 4th page with additional payoffs.	YES		Cashout Refi	Owner Occ	76.19	76.19	24.26
70909	3	3	[3] Escrow Holdback [3] Missing Initial Application	Final HUD line 1303 reflects $10,012.92 escrow hold back for repairs. Escrow agreement is not in file.	1					Purchase	Owner Occ	80	80	39.2
70910	3	3	[3] Final Application Missing [3] Missing Initial Application		3	[3] Finance Charge underdisclosed >$35 for Refinance [2] Affiliated Business Doc Missing [2] State - Missing Application Addedum stating applicant, if married, may apply for a separate account [2] State - Missing Mortgage Broker Agreement [2] State - Missing Condominium Earthquake Insurance Disclosure [2] State - Missing Finance Lender Information Disclosure [2] State - Missing Impound Authorization Disclosure [2] State - Missing Home Equity Loan Disclosure [2] Initial GFE Missing [2] Initial TIL Missing	Finance charges under disclosed by $362.64 which exceeds the $35 tolerance for refinance transactions. TIL itemization did not disclose a discount point fee of $583.75 and a courier fee of $50.00 as prepaid finance charge.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	79.97	82.79	45.6
70912	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Credit Score Disclosure Not Present [2] Affiliated Business Doc Missing [2] State - Missing Non Agency Disclosure [2] State - Missing Notice of Right to Discontinue Escrow [2] State - Missing Right to Choose Insurance Provider [2] Initial TIL Missing				Cashout Refi	Owner Occ	80	95	49.36
70913	3	1			3	[3] State Late Charge Not Standard [2] State - Missing Interest Rate Disclsoure [2] State - Missing Application Disclosure [2] State - Missing Notice of Expiration of Loan Commitment [2] State - Missing Prevailing Commitment Disclosure [2] State - Missing Fair Credit Reporting Act Notice [2] Initial GFE Missing [2] Initial TIL Missing [2] HMDA-reportable rate spread (1/1/04-10/1/09)	Late charge fee of 5% exceeds the max allowed of 2% for the state of New York.			Cashout Refi	Owner Occ	95	95	45
70914	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial GFE Date not within 3 days of Initial Application Date [2] Affiliated Business Doc Missing [2] State - Missing Pre-Application Dislcosure [2] Initial TIL Missing				Cashout Refi	Owner Occ	100	100	52.06
70915	3	3	[3] Credit Report Missing [3] Application Incomplete	Incomplete final application due to missing origination entity information.	3	[3] Finance Charge underdisclosed >$35 for Refinance [2] Credit Score Disclosure Not Present [2] State - Missing Choice of Insurance Disclsoure [2] State - Missing Non-Refundable Fee Disclosure [2] State - Missing Escrow Agent Notice [2] Initial TIL Missing [2] HMDA-reportable rate spread (1/1/04-10/1/09)	Finance charges under disclosed by $111.15 which exceeds the $35 tolerance for refinance transactions. TIL Itemization only disclosed origination charges in the amount of $1408.83, however, final HUD reflects $1529.83.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Cashout Refi	Owner Occ	87.21	87.21
70917	3	3	[3] Appraisal Missing [3] Credit Report Missing [3] Application Incomplete	Final application incomplete due to missing origination entity information.	3	[3] ROR Missing [3] HUD-1 Missing [2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] Credit Score Disclosure Not Present [2] State - Missing Freedom to Choose Insurance Provider disclosure [2] State - Missing Notice to Borrower/Prospective Borrower / Homeowner Protection Notice [2] State - Missing Property Tax Benefit Disclosure (State Form 51781 (6-04) [2] Initial TIL Missing		YES	ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Cashout Refi	Owner Occ	92.09	92.09
70918	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		3	[3] TIL Missing [3] ROR Missing [3] HUD-1 Missing [2] Credit Score Disclosure Not Present [2] Initial GFE Missing [2] Initial TIL Missing		YES	ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Cashout Refi	Owner Occ	100	100
70920	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		2	[2] Affiliated Business Doc Missing [2] State - Missing Choice of Insurance Disclsoure [2] State - Missing Non-Refundable Fee Disclosure [2] State - Missing Statute of Frauds Statement [2] State - Missing Escrow Agent Notice [2] Initial GFE Missing				Purchase	Investment Property	75	75	30.91
70921	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] State - Missing Interim Interest Disclosure				Rate/Term Refi	Owner Occ	77.5	82.73
70922	3	3	[3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Choice of Attorney disclosure				Rate/Term Refi	Owner Occ	83.22	83.22	55.005
70923	3	3	[3] Final Application Missing [3] Credit Report Missing		3	[3] HUD-1 Missing [2] Affiliated Business Doc Missing [2] State - Missing Insurance Disclsoure [2] State - Missing Application Disclosure [2] State - Missing Notice of Expiration of Loan Commitment [2] State - Missing Prevailing Commitment Disclosure [2] State - Missing Insurance Escrow Account Disclosure Statement [2] State - Missing Tax Escrow Account Designation [2] State - Missing Appraisal and Consumer Report Notice [2] State - Missing Borrower's Choice of Attorney Disclosure [2] State - Missing Fair Credit Reporting Act Notice [2] Initial GFE Missing [2] Initial TIL Missing		NO		Cashout Refi	Owner Occ	68.68	68.68	34.93
70924	3	3	[3] Missing Initial Application		2	[2] Initial GFE Missing [2] Initial TIL Missing				Purchase	Owner Occ	85	85	56.32
70925	3	3	[3] Credit Report Missing		2
[2]   Credit Score Disclosure Not Present
[2]   Affiliated Business Doc Missing
[2]   State - Missing Consumer Credit Score Disclosure
[2]   State - Missing Fair Lending Notice
[2]   State - Missing Loan Commitiment
[2]   State - Missing Hazard Insurance Disclosure
[2]   State - Missing Mortgage Loan Disclosure Statement (DRE)
[2]   State - Missing DRE Advance Fee Agreement
[2]   State - Missing Comparison of Sample Mortgage Features: Typical Mortgage
[2]   State - Missing Mortgage Broker Agreement
[2]   State - Missing Acknowledgment of Receipt of Good Faith Estimate
[2]   State - Missing Impound Authorization Disclosure
 [2]   Initial TIL Missing
										Cashout Refi	Owner Occ	97.01	97.01
70926	2	1			2	[2] Credit Score Disclosure Not Present [2] State - Missing Interest Rate Disclsoure [2] State - Missing Insurance Disclsoure [2] State - Missing Application Disclosure [2] State - Missing Affidavit of Compliance / Smoke Alarm [2] State - Missing Borrower's Choice of Attorney Disclosure [2] State - Missing Fair Credit Reporting Act Notice [2] Initial GFE Missing [2] Initial TIL Missing				Purchase	Owner Occ	88.13	88.13	33
70927	2	1			2	[2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage				Purchase	Owner Occ	80	95	36.58
70928	3	3	[3] Credit Report Missing		2	[2] State - Missing Anti-Coercion Notice [2] State - Missing Broker Application Disclsoure [2] State - Missing Disclosure of Terms of Mortgage Application [2] State - Missing Rate Lock Disclosure				Cashout Refi	Owner Occ	58.33	58.33	41.607
70929	3	3	[3] Missing Initial Application		2	[2] Initial GFE Missing [2] Initial TIL Missing				Cashout Refi	Owner Occ	36	36	27.82
70930	2	1			2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date				Cashout Refi	Owner Occ	68.03	68.03	29.39
70931	2	1			2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Disclosure and Acknowledgment of Involvement and Fees Earned by Mortgage Broker				Cashout Refi	Owner Occ	76.48	76.48	41.19
70932	3	3	[3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Pre-Application Dislcosure [2] State - Missing Mortgage Loan Commitment [2] Initial GFE Missing [2] Initial TIL Missing				Cashout Refi	Owner Occ	100	100	50.81
70933	2	1			2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial GFE Missing [2] Initial TIL Missing				Rate/Term Refi	Owner Occ	80	100	48.06
70934	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Broker Agreement				Cashout Refi	Owner Occ	85	85	42.91
70935	3	3	[3] Final Application Missing [3] Missing Initial Application		3	[3] HUD-1 Estimated [2] State - Missing Fair Lending Notice [2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage [2] State - Missing Mortgage Broker Agreement [2] State - Missing Waiver of Title Insurance Disclosure [2] HMDA-reportable rate spread (1/1/04-10/1/09)	HUD-1 in file is a Stamped CTC estimated copy and missing page 3 with itemization of additional fee breakdowns.	YES		Cashout Refi	Owner Occ	75	75	48.41
70936	2	1			2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Broker Application Disclsoure				Purchase	Owner Occ	95	95	39.356
70937	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		3	[3] TIL Missing [3] HUD-1 Missing [2] State - Missing Application Disclosure [2] State - Missing Commitment Disclosure [2] State - Missing Waiver of Borrower's Rights [2] State - Missing Affidavit of Borrower Under Residential Mortgage Act [2] State - Missing GA Foreclosure Disclosure / Notice Pursuant To O.C.G.A. Section 7-1 [2] State - Missing Right to Select Attorney Disclosure [2] Initial GFE Missing [2] Initial TIL Missing		NO		Purchase	Owner Occ	97	97
70938	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		3	[3] ROR Violation Funding date is prior to or equals the ROR End Date [2] State - Missing Application Addedum stating applicant, if married, may apply for a separate account [2] HMDA-reportable rate spread (1/1/04-10/1/09)	ROR executed by borrowers 03/XX/2007 with expiration of rescission period noted as 03/XX/2007. HUD reflects a funding date of 03/XX/2007, equal to the rescission period expiration date, and 4 days of interest was collected which coincides with a 03/XX/2007 funding date.		ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Cashout Refi	Owner Occ	77.15	77.15	38.81
70939	2	1			2
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
[2]   Initial TIL Date not within 3 days of Initial Application Date
[2]   Initial GFE Date not within 3 days of Initial Application Date
[2]   State - Missing Rate and Points Lock/Float Agreement
[2]   State - Missing Application Disclosure Statement
[2]   State - Missing Description of Underwriting Criteria and Required Documentation
[2]   State - Missing Loan Product Choice / Prepayment Penalty Disclosure
[2]   State - Missing Escrow Account Disclosure Agreement
[2]   State - Missing Notice of Choice of Agent or Insurer
[2]   State - Missing Loan Brokerage Disclosure Statement
 [2]   State - Missing FHA/VA Allowed / Disallowed Borrower Paid Charges Disclosure
										Cashout Refi	Owner Occ	95	95	47.87
70940	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Mortgage Broker Agreement [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Home Equity Loan Disclosure				Cashout Refi	Owner Occ	84	84	49.97
70941	3	3	[3] Final Application Missing [3] Missing Initial Application		3	[3] ROR Violation Funding date is prior to or equals the ROR End Date [2] State - Missing Application Disclosure / Advance Fee Agreement [2] HMDA-reportable rate spread (1/1/04-10/1/09)	ROR executed by borrowers 07/XX/2007 with expiration of rescission period noted as 07/XX/2007. HUD reflects a funding date of 07/XX/2007, equal to the rescission period expiration date, and 16 days of interest was collected which coincides with a 07/XX/2007 funding date.		ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Cashout Refi	Owner Occ	88.05	88.05	49.16
70942	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		2	[2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage [2] State - Missing Impound Authorization Disclosure				Cashout Refi	Owner Occ	80	90	41.833
70943	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		3	[3] TIL Missing [3] HUD-1 Missing [2] Credit Score Disclosure Not Present [2] State - Missing Mortgage Consumer Disclosure [2] State - Missing Commitment Letter [2] State - Missing Rate Lock [2] State - Missing Application Disclosure [2] State - Missing Freedom to Choose / Anti-Coercion Disclosure [2] State - Missing or Incomplete Variable Rate Disclosure [2] Initial GFE Missing [2] Initial TIL Missing		NO		Purchase	Owner Occ	80	100
70944	2	1			2	[2] State - Missing Notice of Choice of Agent or Insurer				Purchase	Owner Occ	80	95	41.66
70945	3	3	[3] Credit Report Missing		2	[2] State - Missing Agency to Receive Borrower Complaints				Purchase	Investment Property	78.7	78.7	53.76
70946	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		3	[3] TIL Missing [3] ROR Missing [3] HUD-1 Missing [2] Credit Score Disclosure Not Present [2] State - Missing Attorney Disclosure [2] State - Missing Insurance Disclosure [2] State - Missing Application Disclosure [2] State - Missing Initial Tax Authorization Notice [2] Initial GFE Missing [2] Initial TIL Missing		YES	ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Cashout Refi	Owner Occ	80	80
70947	3	3	[3] Appraisal Missing [3] Application Incomplete [3] Missing Initial Application	Application incomplete due to missing origination entity.	3	[3] TIL Missing [3] ROR Missing [2] Affiliated Business Doc Missing [2] State - Missing Anti-Coercion Notice [2] State - Missing Choice of Attorney disclosure [2] State - Missing Amortization Information Disclosure [2] State - Missing Fee Information From Your Mortgage Broker For Your Mortgage Loan [2] Initial GFE Missing [2] Initial TIL Missing		YES	ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Cashout Refi	Owner Occ	84.03	84.03
70948	3	3	[3] Final Application Missing [3] Missing Initial Application		3	[3] HUD-1 Missing [2] State - Missing Anti-Coercion Disclosure / Notice of Choice of Agent or Insurer [2] State - Missing cautionary notice pursuant to AL Code Section 5-19-6(a) on Note		YES		Cashout Refi	Owner Occ	90	90	41.32
70949	3	3	[3] Appraisal Missing		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Commitment Letter [2] State - Missing Rate Lock				Cashout Refi	Owner Occ	98.36	98.36	43.6
70950	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing [3] Missing Title Evidence [3] Note Incomplete [3] Missing Initial Application	Note incomplete due to missing page 2 of 4.	3	[3] TIL Missing [3] ROR Missing [3] HUD-1 Missing [2] Credit Score Disclosure Not Present [2] Affiliated Business Doc Missing [2] State - Missing Real Property Recordation and Transfer Tax (Form FP 7/C) [2] State - Missing Domestic Partnership Affidavit [2] State - Missing Financing Agreement [2] State - Missing Mortgage Disclosure Form [2] State - Missing Escrow Account Notice [2] State - Missing Dual Status / Dual Capacity Disclosure [2] Initial GFE Missing [2] Initial TIL Missing		YES	ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Cashout Refi	Owner Occ	94.61	94.61
70951	3	3	[3] Credit Report Missing [3] Missing Initial Application		2	[2] Initial GFE Missing [2] Initial TIL Missing				Purchase	Owner Occ	95	95	35.24
70952	3	3	[3] Appraisal Missing [3] Credit Report Missing [3] Application Incomplete [3] Mortgage/DOT Incomplete [3] Missing Title Evidence [3] Initial Application Incomplete	Final application incomplete due to missing origination entity information. Initial application incomplete due to missing origination entity information. Mortgage incomplete due to reflecting borrower's name in section B as Carriann Lawrence but the signature line of the Mortgage shows Carriann Jones.	3	[3] ROR Missing [2] Credit Score Disclosure Not Present [2] Affiliated Business Doc Missing [2] State - Missing Application Disclosure Statement [2] Initial GFE Missing [2] Initial TIL Missing [2] HMDA-reportable rate spread (1/1/04-10/1/09)			ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Cashout Refi	Owner Occ	78.62	78.62
70953	2	1			2	[2] State - Missing Affidavit of Compliance / Smoke Alarm [2] State - Missing Borrower's Choice of Attorney Disclosure				Purchase	Owner Occ	90	90	39.59
70954	2	1			2	[2] State - Missing Fair Lending Notice [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Impound Authorization Disclosure				Purchase	Owner Occ	80	95	46.52
70955	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		2	[2] Credit Score Disclosure Not Present [2] State - Missing Interest Rate Disclsoure [2] State - Missing Prevailing Commitment Disclosure [2] State - Missing Insurance Escrow Account Disclosure Statement [2] State - Missing Tax Escrow Account Designation [2] State - Missing Dual Status / Dual Capacity Disclosure [2] State - Missing Lock-In Agreement [2] State - Missing Affidavit of Compliance / Smoke Alarm [2] State - Missing Borrower's Choice of Attorney Disclosure [2] Initial GFE Missing [2] Initial TIL Missing				Rate/Term Refi	Owner Occ	89.09	89.09	47.36
70956	3	3	[3] Final Application Missing [3] Mortgage/DOT Incomplete [3] Missing Initial Application	Mortgage incomplete due to missing notary acknowledgment year.	2	[2] State - Missing Notice of Expiration of Loan Commitment [2] State - Missing Lock-In Agreement				Rate/Term Refi	Owner Occ	79.66	79.66	41
70957	3	3	[3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Credit Score Disclosure Not Present [2] Affiliated Business Doc Missing [2] State - Missing Broker Agreement [2] State - Missing Freedom to Choose Insurance Provider disclosure [2] State - Missing Property Tax Benefit Disclosure (State Form 51781 (6-04) [2] Initial GFE Missing [2] Initial TIL Missing				Cashout Refi	Owner Occ	80	95	50
70958	2	2	[2] Negam by Note Design		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09)				Rate/Term Refi	Investment Property	61.32	61.32	40
70959	3	2	[2] Negam by Note Design		3	[3] Finance Charge underdisclosed >$35 for Refinance [2] State - Missing Borrower Information Document [2] State - Mising Illinois Mortgage Escrow Act Disclosure [2] State - Missing Application Disclosure Statement [2] State - Missing Description of Underwriting Criteria and Required Documentation [2] State - Missing Escrow Account Disclosure Agreement [2] State - Missing Collateral Protection Act Disclosure [2] State - Missing Notice of Choice of Agent or Insurer [2] State - Missing Loan Brokerage Disclosure Statement [2] Initial TIL Missing	Finance charges under disclosed by $2,378.94 which exceeds the $35 tolerance for refinance transactions. It appears the Index used was lower than available in the look-back period. The lowest Index available within the look-back period is 1.463%; Unable to determine payment under disclosure due to missing amortization schedule from the loan file.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	89.9	89.9	26
70961	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application [2] Negam by Note Design		1					Cashout Refi	Investment Property	75	75	39.98
70962	3	3	[3] Missing Initial Application		2	[2] Initial GFE Date not within 3 days of Initial Application Date [2] Affiliated Business Doc Missing [2] State - Missing Borrower's Bill of Rights [2] State - Missing Consumer Caution and Counseling Disclosure [2] State - Missing Insurance Disclosure / Right to Choose Insurance Provider [2] State - Missing Rate Lock [2] Initial TIL Missing	Initial GFE dated 4/18/5 is not within 3 days of initial application dated 3/28/2005.			Rate/Term Refi	Owner Occ	80	88.9	37
70964	3	3	[3] Missing Initial Application		1					Cashout Refi	Owner Occ	76.48	76.48	40
70965	2	2	[2] Negam by Note Design		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09)				Cashout Refi	Investment Property	79.57	79.57	30
70966	3	3	[3] Final Application Missing [3] Missing Initial Application		3	[3] Finance Charge underdisclosed >$100 for Purchase [2] State - Missing Affidavit of Compliance / Smoke Alarm	Finance charges under disclosed by $2,503.29 which exceeds the $100 tolerance for purchase transactions. TIL Itemization did not disclose settlement fees: Closing attorney fee $2,500 as prepaid finance charges; TIL Itemization only disclosed Application in the amount of $695 and final HUD reflects $975.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	80	100	39.78
70967	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application [2] Negam by Note Design		1					Purchase	Investment Property	79.98	79.98	11.816
70968	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] Affiliated Business Doc Missing [2] State - Missing Mortgage Banker Disclosure [2] State - Missing Residential Mortgage Loan Originator Disclosure [2] State - Missing Loan Agreement Rider [2] Initial GFE Missing				Purchase	Investment Property	90	90	54.042
70969	3	3	[3] Final Application Missing [3] Missing Initial Application [2] Negam by Note Design		2	[2] Affiliated Business Doc Missing [2] Initial GFE Missing				Rate/Term Refi	Investment Property	80	80	39.48
70970	3	3	[3] Credit Report Missing [3] Initial Application Incomplete	Initial application incomplete due to missing origination entity information.	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Credit Score Disclosure Not Present [2] Affiliated Business Doc Missing [2] State - Missing Loan Agreement Rider [2] State - Missing Collateral Protection Insurance Notice [2] Initial GFE Missing [2] Initial TIL Missing				Purchase	Owner Occ	95	95	38.91
70971	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application [2] Negam by Note Design		2	[2] Initial GFE Missing				Purchase	Investment Property	80	80	42.25
70972	3	1			3	[3] HUD-1 Incomplete	HUD-1 Incomplete due to being illegible.	YES		Rate/Term Refi	Owner Occ	36.67	45.76	45.099
70973	3	1			3	[3] RegX Violation: Borrower was not provided with a current list of local homeownership counseling organizations within 3 days of application [2] Affiliated Business Doc Missing [2] State - Missing Disclosure of Terms of Mortgage Application [2] State - Missing Oral Agreement Notice
Homeownership Counseling Organizations form in file does not list 10 agencies as required. File was originated by XXX JCIII is aware of the CFPB bulletin issued in Nov 2013 that instructs lenders electing to comply with the notice of housing counselors using option 2 (generate and provide own list) to provide disclosures directing consumers to the CFPB website until they get their system updated. Without knowledge of whether lender intends to comply with the Rule using option 1 or option 2, we report and cite use of this form as a violation and would be amenable to clearing on a case by case basis if determined that the lender is in fact in the process of implementing a system change to generate their own list of housing counselors to include in the disclosure.  With this said, please advise if originator intends to prepare their own list and are in the process of implementing this system change.
										Cashout Refi	Owner Occ	73.91	73.91	39.57
70974	2	1			2	[2] Missing GFE(s)	Missing GFE due to RESPA changed circumstance form reflects GFE was issued on 12/4/2012. This GFE was not enclosed in the loan file.			Rate/Term Refi	Owner Occ	55	55	46.928
70975	3	3	[3] Application Incomplete [3] Initial Application Incomplete	Final application incomplete due to missing origination entity information. Initial application incomplete due to missing origination entity information.	2	[2] Initial GFE Missing [2] Initial TIL Missing				Purchase	Owner Occ	80	80	46.45
70976	2	1			2	[2] Affiliated Business Doc Missing [2] State - Missing Notice to Purchaser-Mortgagor [2] State - Missing Pre-Application Dislcosure				Purchase	Second Home	79.71	79.71	17.28
70977	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage				Rate/Term Refi	Second Home	73.65	73.65	36.24
70978	3	1			3	[3] Change date(s) in TIL rate/payment disclosure inaccurate	Change dates in the TIL rate/payment disclosure inaccurate. Maximum During First Five Years column should list 02/XX/2013 (funding date) or 04/XX/2013 (first payment date) as the change date since this is the earliest date the maximum interest rate may be reached; Final TIL shows 02/XX/2013.		TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Second Home	80	80	45
70979	3	3	[3] Final Application Missing [3] Missing Initial Application [2] Negam by Note Design		3	[3] Finance Charge underdisclosed >$100 for Purchase [3] TIL Incomplete [2] Affiliated Business Doc Missing [2] State - Missing Fair Lending Notice [2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] Initial GFE Missing [2] Initial TIL Missing [2] HMDA-reportable rate spread (1/1/04-10/1/09)	Final TIL incomplete due to missing payment schedule as stated in the note. Finance charges under disclosed by $232.44 which exceeds the $100 tolerance for purchase transactions. Unable to determine under disclosure due to missing itemization of amount financed.	TESTED	Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	80	90	34
70980	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing [3] Missing Title Evidence [3] No Net Tangible Benefit To Borrower [3] Missing Initial Application	Unable to determine net tangible benefit due to, missing previous note and/or payoff statement for subject property. Borrower is not paying off any debt at time of closing or receiving more than $2,000 at closing.	3	[3] ROR Missing [2] Credit Score Disclosure Not Present [2] State - Missing Appraisal Notice [2] State - Missing Disclosure of No Interim Financing [2] State - Missing Rate Lock Agreement [2] State - Missing Agreement Concerning Nonrefundability of Advance Fee [2] State - Missing Private Mortgage Insurance Notice [2] State - Missing Notice to Mortgage Applicants / Legal Representation Notice [2] State - Missing Dual Status / Dual Capacity Disclosure [2] Initial GFE Missing [2] Initial TIL Missing [2] HMDA-reportable rate spread (1/1/04-10/1/09)			ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	80	80	36.8008
70981	2	1			2	[2] State - Missing Virginia Insurance Disclosure [2] Initial TIL Missing				Cashout Refi	Owner Occ	94.82	94.82	47.87
70982	3	1			3	[3] ROR Violation Funding date is prior to or equals the ROR End Date [2] HMDA-reportable rate spread (1/1/04-10/1/09)	ROR executed by borrowers 02/XX/2007 with expiration of rescission period noted as 2/XX/2007 . HUD reflects a funding date of 02/XX/2007 , equal to the rescission period expiration date.		ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Cashout Refi	Owner Occ	85	85	52.7
70983	1	1			1					Purchase	Owner Occ	89.99	89.99	27.37
70984	3	3	[3] Credit Report Missing [2] Combined Orig LTV >100%		1					Purchase	Owner Occ	95	100.56	36.2
70985	3	3	[3] Land Only	Per appraisal dated 02/26/2007, subject is Land Only.	3	[3] TIL Missing		NO		Cashout Refi	Investment Property	51.38	51.38	47.6
70986	2	2	[2] Combined Orig LTV >100%		2	[2] Affiliated Business Doc Missing [2] State - Missing Lock In Agreement				Purchase	Owner Occ	67.93	110.08	35.59
70987	2	2	[2] Combined Orig LTV >100%		2	[2] State - Missing Lock In Agreement				Purchase	Owner Occ	90	103.33	32.3
70988	2	1			2	[2] Affiliated Business Doc Missing				Purchase	Owner Occ	100	100	32.99
70990	2	2	[2] Combined Orig LTV >100%		1					Purchase	Owner Occ	67.18	111.76	27.55
70991	2	1			2	[2] HMDA-reportable rate spread (1/1/04-10/1/09)				Construction To Perm	Second Home	79.99	79.99
70992	3	3	[3] Escrow Holdback [2] Manufactured (Double-Wide)	HUD line 815 reflects $69,576 escrow hold back for repairs. Escrow agreement is in file.	2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] State - Missing Notice to Purchaser-Mortgagor [2] State - Missing Anti-Coercion Notice				Purchase	Owner Occ	79.95	79.95	38.3
70993	3	2	[2] Manufactured (Double-Wide)		3	[3] Finance Charge underdisclosed >$100 for Purchase [2] Credit Score Disclosure Not Present	Finance charges under disclosed by $426.13 which exceeds the $100.00 tolerance for purchase transactions. Unable to determine the reason for under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	80	80	51.5575
70994	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		2	[2] State - Missing Mortgage Consumer Disclosure [2] State - Missing Commitment Letter [2] State - Missing Rate Lock [2] State - Missing Application Disclosure [2] State - Missing Freedom to Choose / Anti-Coercion Disclosure [2] Initial GFE Missing [2] Initial TIL Missing				Purchase	Owner Occ	100	100	55
70995	2	2	[2] Manufactured (Double-Wide)		2	[2] Affiliated Business Doc Missing				Purchase	Second Home	80	80	55
70996	3	2	[2] Combined Orig LTV >100%		3	[3] Finance Charge underdisclosed >$100 for Purchase [2] Credit Score Disclosure Not Present [2] Affiliated Business Doc Missing [2] State - Missing Notice to Purchaser-Mortgagor [2] State - Missing Anti-Coercion Notice [2] State - Missing Pre-Application Dislcosure	Finance charges under disclosed by $720.00 which exceeds the $100 tolerance for purchase transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	90	104.71	39.8676
70997	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		3
[3]   Finance Charge underdisclosed >$100 for Purchase
[2]   State - Missing Acknowledgment of Receipt of Home Mortgage Loan Informational Document / Attorney General Information Statement
[2]   State - Missing Mortgage Loan Origination Dislcosure
[2]   State - Missing Anti-Discrimination Notice
[2]   State - Missing Attorney General Information Statement
[2]   Missing Notice of Change in Mortgage Terms / Revised Mortgage Loan Originator Disclosure
[2]   State - Missing Statutory Authority Disclosure
[2]   State - Missing Notice of Escrow of Taxes and Regular Monthly Payment
[2]   State - Missing Closing Statement / Closing Disclosure
[2]   State - Missing Nature of Relationship and Notice to Borrower in the Mortgage Loan Originator Disclosure / Addendum to GFE
[2]   Initial GFE Missing
 [2]   Initial TIL Missing
							Finance charges under disclosed by $195 which exceeds the $100 tolerance for purchase transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	90.91	90.91	23.7
70998	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		3	[3] ROR Missing [2] State - Missing Dower / Homestead Waiver Rider to Mortgage [2] State - Missing Borrower's Bill of Rights [2] State - Missing Consumer Caution and Counseling Disclosure [2] State - Missing Insurance Disclosure / Right to Choose Insurance Provider [2] State - Missing Rate Lock [2] Initial GFE Missing [2] Initial TIL Missing			ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Cashout Refi	Owner Occ	55.47	55.47	29.7
70999	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		3
[3]   Finance Charge underdisclosed >$100 for Purchase
[3]   HUD-1 Incomplete
[2]   State - Missing Acknowledgment of Receipt of Home Mortgage Loan Informational Document / Attorney General Information Statement
[2]   State - Missing Mortgage Loan Origination Dislcosure
[2]   State - Missing Anti-Discrimination Notice
[2]   State - Missing Attorney General Information Statement
[2]   State - Missing High Loan to Value Disclosure in the Mortgage Loan Disclosure Statement
[2]   Missing Notice of Change in Mortgage Terms / Revised Mortgage Loan Originator Disclosure
[2]   State - Missing Ohio Business Relationship Disclosure Notice / Conflict of Interest Disclosure
[2]   State - Missing Optional Credit Insurance Disclosure
[2]   State - Missing Statutory Authority Disclosure
[2]   State - Missing Notice of Escrow of Taxes and Regular Monthly Payment
[2]   State - Missing Closing Statement / Closing Disclosure
[2]   Initial GFE Missing
 [2]   Initial TIL Missing
							Final HUD incomplete due to line items 204, 803, and 804 indicated POC fees however fees were not disclosed. Finance charges under disclosed by $176.00 which exceeds the $100 tolerance for purchase transactions. Unable to determine under disclosure due to missing itemization of amount financed.	NO	Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	100	100	41.7
71000	2	2	[2] Combined Orig LTV >100%		1					Purchase	Owner Occ	70.04	102.5	46.8
71001	2	1			2	[2] Affiliated Business Doc Missing [2] State - Missing Lock In Agreement				Purchase	Owner Occ	79.99	79.99	44.24
71002	3	3	[3] Missing Initial Application [3] Land Only	Subject property is unique, per appraisal subject is land only.	2	[2] Credit Score Disclosure Not Present [2] Affiliated Business Doc Missing [2] Initial GFE Missing				Purchase	Investment Property	84.96	84.96	31.5
71003	3	3	[3] Final Application Missing [3] Mortgage/DOT Incomplete [3] Missing Initial Application	Mortgage incomplete due to missing pages 12 through 16 out of 16 and missing notary acknowledgment date.	2	[2] Credit Score Disclosure Not Present [2] Affiliated Business Doc Missing [2] State - Missing Anti-Coercion Notice [2] State - Missing Pre-Application Dislcosure [2] State - Missing Lock In Agreement [2] Initial GFE Missing				Cashout Refi	Investment Property	75.56	75.56	38.98
71004	3	3	[3] Missing Initial Application [3] Land Only	Per appraisal dated 11/04/2006, subject property is Land Only.	2	[2] Affiliated Business Doc Missing [2] State - Missing Broker Agreement [2] State - Missing Pre-Application Dislcosure [2] State - Missing Notice of Material Change of Mortgage Loan Terms [2] State - Missing Lock In Agreement [2] State - Missing Mortgage Loan Commitment [2] Initial GFE Missing				Cashout Refi	Investment Property	65	65	49.5
71005	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		3	[3] TIL Missing [2] Affiliated Business Doc Missing [2] State - Missing Broker Agreement [2] State - Missing Freedom to Choose Insurance Provider disclosure [2] State - Missing Notice to Borrower/Prospective Borrower / Homeowner Protection Notice [2] State - Missing Property Tax Benefit Disclosure (State Form 51781 (6-04) [2] Initial GFE Missing [2] Initial TIL Missing		NO		Purchase	Owner Occ	96.96	96.96
71006	2	1			2	[2] State - Missing Notice to Purchaser-Mortgagor [2] State - Missing Mortgage Loan Commitment				Purchase	Owner Occ	93.14	93.14	29.4887
71007	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		2	[2] State - Missing Mortgage Consumer Disclosure [2] State - Missing Application Disclosure [2] State - Missing Freedom to Choose / Anti-Coercion Disclosure [2] Initial GFE Missing [2] Initial TIL Missing				Purchase	Owner Occ	100	100	22.5
71008	3	3	[3] Final Application Missing [3] Missing Initial Application		3	[3] HUD-1 Incomplete	HUD incomplete due to missing page 2 of 3.	YES		Purchase	Owner Occ	80	100	38.1
71009	3	1			3	[3] Finance Charge underdisclosed >$35 for Refinance [3] ROR Violation Funding date is prior to or equals the ROR End Date [2] Affiliated Business Doc Missing [2] State - Missing Anti-Coercion Notice [2] State - Missing Pre-Application Dislcosure	Finance charges under disclosed by $250 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed. ROR executed by borrowers 2/XX/2004 with expiration of rescission period noted as 3/XX/2004. HUD reflects a funding date of 3/XX/2004, prior to the rescission period expiration date, and 3 days of interest was collected which coincides with a 3/XX/2004 funding date.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL. ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	84.21	84.21	65.27
71010	3	3	[3] Missing Initial Application		2	[2] Initial GFE Missing				Purchase	Owner Occ	80	80	44.74
71011	3	3	[3] Missing Initial Application		2	[2] Credit Score Disclosure Not Present [2] Affiliated Business Doc Missing [2] State - Missing Dower / Homestead Waiver Rider to Mortgage [2] State - Missing Consumer Caution and Counseling Disclosure				Cashout Refi	Owner Occ	86.67	86.67	55.49
71012	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date				Purchase	Owner Occ	90	90	49.9
71013	2	2	[2] Manufactured (Double-Wide)		2	[2] Credit Score Disclosure Not Present [2] State - Missing Notice to Purchaser-Mortgagor [2] State - Missing Anti-Coercion Notice [2] State - Missing Broker Agreement				Purchase	Owner Occ	80	80
71014	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		3	[3] HUD-1 Missing [2] State - Missing Mortgage Consumer Disclosure [2] State - Missing Commitment Letter [2] State - Missing Rate Lock [2] State - Missing Application Disclosure [2] State - Missing Freedom to Choose / Anti-Coercion Disclosure [2] Initial GFE Missing [2] Initial TIL Missing		NO		Purchase	Owner Occ	100	100	27.7
71015	3	3	[3] Final Application Missing [3] Appraisal Incomplete [3] Mortgage/DOT Incomplete [3] Initial Application Incomplete [2] Manufactured (Double-Wide)	Appraisal is incomplete due to missing page one. Initial application is incomplete due to missing pages 3 and 4. Mortgage is incomplete due to missing pages 12, 13, 14, 15 and 16 of 16.	3	[3] TIL Missing [2] Credit Score Disclosure Not Present [2] Affiliated Business Doc Missing [2] State - Missing Notice to Purchaser-Mortgagor [2] State - Missing Pre-Application Dislcosure [2] State - Missing Notice of Material Change of Mortgage Loan Terms [2] State - Missing Lock In Agreement [2] Initial GFE Missing [2] Initial TIL Missing [2] HMDA-reportable rate spread (1/1/04-10/1/09)		NO		Purchase	Second Home	90	90
71016	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		2	[2] Credit Score Disclosure Not Present [2] Initial GFE Missing [2] Initial TIL Missing				Purchase	Owner Occ	100	100
71017	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		2	[2] Initial GFE Missing [2] Initial TIL Missing				Purchase	Second Home	73.17	73.17	51.8
71018	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] Affiliated Business Doc Missing [2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage				Cashout Refi	Owner Occ	70	83.91	42.8
71019	2	1			2	[2] HMDA-reportable rate spread (1/1/04-10/1/09)				Cashout Refi	Owner Occ	59.67	59.67	30.8
71020	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		2	[2] Credit Score Disclosure Not Present [2] Affiliated Business Doc Missing [2] State - Missing Credit Agreeement/Rate Lock [2] State - Missing Right to Choose Insurance Provider [2] Initial GFE Missing [2] Initial TIL Missing				Purchase	Second Home	80	80	22.68
71021	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		3	[3] TIL Missing [2] Credit Score Disclosure Not Present [2] Affiliated Business Doc Missing [2] State - Missing Consumer Credit Score Disclosure [2] State - Missing Fair Lending Notice [2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Interim Interest Disclosure [2] Initial GFE Missing		NO		Cashout Refi	Investment Property	70	70	55.57
71022	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		2	[2] Credit Score Disclosure Not Present [2] Affiliated Business Doc Missing [2] State - Missing Attorney/Insurance Preference Dislcosure [2] State - Missing Agency to Receive Borrower Complaints [2] State - Missing Notice to Cosigner [2] State - Missing Mortgage Broker Fee Agreement for Financial Services [2] Initial GFE Missing [2] Initial TIL Missing				Purchase	Second Home	90.38	90.38	34.51
71023	3	3	[3] Final Application Missing [3] Land Only	Per appraisal dated 08/18/2004, subject is Land Only.	2	[2] Credit Score Disclosure Not Present [2] State - Missing Notice to Purchaser-Mortgagor [2] State - Missing Anti-Coercion Notice [2] State - Missing Pre-Application Dislcosure [2] Initial GFE Missing				Purchase	Investment Property	84.97	84.97	42.05
71024	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing [3] Escrow Holdback [3] Missing Initial Application	HUD Line 104 reflect an Escrow pad for $500.00.	3
[3]   Finance Charge underdisclosed >$100 for Purchase
[3]   HUD-1 Estimated
[2]   Credit Score Disclosure Not Present
[2]   State - Missing Application Addedum stating applicant, if married, may apply for a separate account
[2]   State - Missing Automated Valuation Model Notice
[2]   State - Missing Consumer Credit Score Disclosure
[2]   State - Missing Fair Lending Notice
[2]   State - Missing Loan Commitiment
[2]   State - Missing Hazard Insurance Disclosure
[2]   State - Missing Mortgage Loan Disclosure Statement (DRE)
[2]   State - Missing DRE Advance Fee Agreement
[2]   State - Missing Comparison of Sample Mortgage Features: Typical Mortgage
[2]   State - Missing Mortgage Broker Agreement
[2]   State - Missing Acknowledgment of Receipt of Good Faith Estimate
[2]   State - Missing Domestic Partnership Affidavit
[2]   State - Missing Finance Lender Information Disclosure
[2]   State - Missing Impound Authorization Disclosure
[2]   State - Missing Interim Interest Disclosure
[2]   State - Missing Loan Modification Disclosure
[2]   State - Missing Notice to Cosigner
[2]   State - Missing Waiver of Title Insurance Disclosure
[2]   Initial GFE Missing
 [2]   Initial TIL Missing
							Finance charges under disclosed by $9,963.91 which exceeds the $100 tolerance for purchase transactions. Unable to determine the reason for the under disclosure due to missing the itemization of amount financed. There is a Lender credit on line 214 for $5,750 which is un-itemized therefore excluded. HUD in file is a Stamped CTC estimated copy.	NO	Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	80	90	38.41
71025	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] State - Missing Anti-Coercion Notice				Cashout Refi	Investment Property	75	75	15.46
71026	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] Affiliated Business Doc Missing				Purchase	Owner Occ	79.99	99.99	46.77
71027	3	3	[3] Application Incomplete [3] Missing Initial Application	Final application incomplete due to missing origination entity information.	2
[2]   Affiliated Business Doc Missing
[2]   State - Missing Application Addedum stating applicant, if married, may apply for a separate account
[2]   State - Missing Hazard Insurance Disclosure
[2]   State - Missing DRE Advance Fee Agreement
[2]   State - Missing Comparison of Sample Mortgage Features: Typical Mortgage
[2]   State - Missing Mortgage Broker Agreement
[2]   State - Missing Acknowledgment of Receipt of Good Faith Estimate
[2]   State - Missing Finance Lender Information Disclosure
[2]   State - Missing Impound Authorization Disclosure
[2]   State - Missing Loan Modification Disclosure
[2]   State - Missing Notice to Cosigner
 [2]   Initial GFE Missing
										Purchase	Owner Occ	80	100	40.34
71028	3	3	[3] Credit Report Missing [3] Missing Initial Application		2	[2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage [2] State - Missing Interim Interest Disclosure				Cashout Refi	Owner Occ	80	80	45.3
71029	3	1			3	[3] HUD-1 Incomplete	Final HUD not signed by the borrowers or stamped by settlement agent.	YES		Cashout Refi	Owner Occ	60	60	37
71030	3	3	[3] Initial Application Incomplete	Initial application incomplete due to missing the borrower's signature but marked as taken in a face to face interview.	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Broker Compensation Disclosure [2] State - Missing Interest Rate Disclsoure [2] State - Missing Insurance Disclsoure [2] State - Missing Application Disclosure [2] State - Missing Tax Escrow Account Designation [2] State - Missing Balloon Addendum to Note and/or Rider to Mortgage [2] State - Missing Lock-In Agreement [2] State - Missing Appraisal and Consumer Report Notice [2] State - Missing Borrower's Choice of Attorney Disclosure				Cashout Refi	Owner Occ	70	70	42.689
71031	3	2	[2] Manufactured (Double-Wide)		3	[3] Finance Charge underdisclosed >$100 for Purchase [2] State - Missing Notice to Purchaser-Mortgagor [2] State - Missing Anti-Coercion Notice [2] State - Missing Pre-Application Dislcosure	Finance charges under disclosed by $103.72 which exceeds the $100 tolerance for purchase transactions. Unable to determine under disclosure due to missing TIL itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	80	80	35.6368
71032	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] State - Missing Notice of Material Change of Mortgage Loan Terms [2] State - Missing Mortgage Loan Commitment				Purchase	Owner Occ	80	100	47.7
71033	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		3	[3] TIL Missing [2] Affiliated Business Doc Missing [2] State - Missing Anti-Coercion Notice [2] State - Missing Pre-Application Dislcosure [2] Initial GFE Missing		NO		Rate/Term Refi	Investment Property	70	70	55
71034	3	1			3	[3] HUD-1 Incomplete [2] State - Missing Borrower's Bill of Rights [2] State - Missing Insurance Disclosure / Right to Choose Insurance Provider	HUD-1 incomplete due to property tax escrow of $1,666.70 included on Line 1002 labeled as mortgage insurance.	NO		Purchase	Owner Occ	80	95	37.57
71035	3	1			3	[3] ROR Violation Funding date is prior to or equals the ROR End Date [2] Affiliated Business Doc Missing	ROR executed by borrowers 03/XX/2006 with expiration of rescission period noted as 03/XX/2006. HUD reflects a funding date of 03/XX/2006, equal to the beginning of the recission period , and 12 days of interest was collected which coincides with a 03/XX/2006 funding date.		ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Cashout Refi	Owner Occ	85.63	85.63	47.18
71036	3	3	[3] Final Application Missing [3] Missing Initial Application [3] Land Only	Per appraisal dated 03/25/2004, subject is Land Only.	2	[2] State - Missing Notice to Purchaser-Mortgagor [2] State - Missing Anti-Coercion Notice [2] Initial GFE Missing				Purchase	Investment Property	89.98	89.98	49.6
71037	1	1			1					Purchase	Owner Occ	80	80
71038	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing [3] No Net Tangible Benefit To Borrower [3] Missing Initial Application	Unable to determine net tangible benefit due to missing previous note, HUD, and/or payoff statement for subject property.	3	[3] TIL Missing [3] ROR Missing [3] HUD-1 Missing [2] Affiliated Business Doc Missing [2] State - Missing Rate Lock Disclosure [2] State - Missing Freedom of Choice Insurance Disclosure [2] Initial GFE Missing [2] Initial TIL Missing		YES	ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Cashout Refi	Owner Occ	80	80	55
71039	3	3	[3] Final Application Missing		2
[2]   Affiliated Business Doc Missing
[2]   State - Missing Borrower Information Document
[2]   State - Missing Broker Agreement
[2]   State - Mising Illinois Mortgage Escrow Act Disclosure
[2]   State - Missing Rate and Points Lock/Float Agreement
[2]   State - Missing Application Disclosure Statement
[2]   State - Missing Description of Underwriting Criteria and Required Documentation
[2]   State - Missing Loan Product Choice / Prepayment Penalty Disclosure
[2]   State - Missing Escrow Account Disclosure Agreement
[2]   State - Missing Collateral Protection Act Disclosure
[2]   State - Missing Commitment Letter
[2]   State - Missing Notice of Choice of Agent or Insurer
[2]   State - Missing Loan Brokerage Disclosure Statement
 [2]   State - Missing FHA/VA Allowed / Disallowed Borrower Paid Charges Disclosure
										Rate/Term Refi	Owner Occ	70.49	70.49	29.4
71041	2	1			2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] State - Missing Credit Agreeement/Rate Lock				Purchase	Owner Occ	80	80
71042	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Missing Initial Application		2	[2] State - Missing Application Disclosure Statement [2] State - Missing Borrower's Acknowledgment and Agreement Concerning Dual Capacity [2] State - Missing Disclosure and Acknowledgment of Involvement and Fees Earned by Mortgage Broker [2] State - Missing Cover Page / Social Security Disclosure [2] Initial GFE Missing				Purchase	Owner Occ	80	100	25.204
71043	3	1			3	[3] TIL Missing [2] Credit Score Disclosure Not Present [2] Affiliated Business Doc Missing [2] State - Missing Anti-Coercion Notice		NO		Construction To Perm	Investment Property	89.96	89.96
71044	2	1			2	[2] State - Missing Broker Agreement				Purchase	Investment Property	80	80	36
71045	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		1					Purchase	Owner Occ	110.77	110.77	29.93
71046	3	3	[3] Appraisal Missing [3] Final Application Missing [3] MI Missing [3] Missing Initial Application	VA loan, missing LGC.	2	[2] State - Missing Commitment Letter				Rate/Term Refi	Owner Occ	96.87	96.87
71047	2	1			2	[2] State - Missing Title Insurance Notice [2] HMDA-reportable rate spread (10/1/09 and later)				Purchase	Investment Property	80	80	45.32
71048	3	3	[3] Credit Report Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Credit Score Disclosure Not Present [2] Affiliated Business Doc Missing [2] State - Missing Mortgage Banker Disclosure [2] State - Missing Residential Mortgage Loan Originator Disclosure [2] State - Missing Loan Agreement Rider [2] State - Missing Collateral Protection Insurance Notice [2] State - Missing Notice of Penalties for Making False or Misleading Written Statement [2] State - Missing Complaints and Inquiries Notice [2] Initial GFE Missing [2] Initial TIL Missing				Purchase	Owner Occ	95	95
71049	3	3	[3] Credit Report Incomplete [2] Combined Orig LTV >100%	Credit report incomplete due to missing scores for all repositories requested.	3	[3] Finance Charge underdisclosed >$35 for Refinance	Finance charges under disclosed by $75 which exceeds the $35 tolerance for refinance transactions. TIL Itemization only disclosed origination charges in the amount of $1240, however, final HUD reflects $1315.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is Outside the SOL.	Rate/Term Refi	Owner Occ	91.33	114.4	56.743
71050	1	1			1					Cashout Refi	Investment Property	92.63	92.63
71051	3	3	[3] Missing Initial Application		2	[2] Affiliated Business Doc Missing [2] State - Missing Notice to Purchaser-Mortgagor [2] State - Missing Anti-Coercion Notice [2] State - Missing Pre-Application Dislcosure [2] State - Missing Lock In Agreement [2] GFE1 Written list of service providers not given to borrower				Purchase	Owner Occ	97	97	29.49
71052	3	2	[2] Combined Orig LTV >100%		3	[3] ROR Violation Funding date is prior to or equals the ROR End Date [2] State - Missing Application Disclosure Statement	ROR executed by borrowers 12/XX/2012 with expiration of rescission period noted as 12/XX/2012. HUD reflects a funding date of 12/XX/2012, prior to the rescission period expiration date, and 5 days of interest was collected which coincides with a 12/XX/2012 funding date.		ROR - 3yrs for rescindable transactions. The loan is Outside the SOL.	Rate/Term Refi	Owner Occ	124.49	148.1	50.21
71053	1	1			1					Rate/Term Refi	Investment Property	75	75	5.32
71054	3	3	[3] Credit Report Missing [3] MI Missing [3] Missing Initial Application		2	[2] Credit Score Disclosure Not Present [2] State - Missing Notice to Purchaser-Mortgagor [2] State - Missing Anti-Coercion Notice [2] State - Missing Pre-Application Dislcosure [2] Initial GFE Missing [2] Initial TIL Missing				Purchase	Owner Occ	89.13	89.13	37.452
71055	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Affiliated Business Doc Missing [2] State - Missing Mortgage Broker Agreement [2] State - Missing Commitment Letter [2] State - Missing Consumer Disclosure Statement [2] State - Missing Notice of Choice of Agent or Insurer [2] State - Missing Tax Escrow Notice / Election of Property Tax Payment Method [2] Initial GFE Missing [2] Initial TIL Missing				Cashout Refi	Owner Occ	80	80	34.22
71056	3	3	[3] Credit Report Incomplete [2] Negam by Note Design	The file contains only the co-borrowers credit report and is missing the borrowers credit report.	2	[2] Affiliated Business Doc Missing [2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage [2] State - Missing Finance Lender Information Disclosure [2] State - Missing Impound Authorization Disclosure [2] State - Missing Interim Interest Disclosure [2] State - Missing Notice to Cosigner				Purchase	Owner Occ	79.77	79.77
71057	3	3	[3] Credit Report Missing		3	[3] APR Tolerance UnderDisclosed 0.125 [3] Finance Charge underdisclosed >$100 for Purchase [3] TIL Incomplete [3] Note P&I Does Not Equal Final TIL P&I	APR under disclosed by .8144 which exceeds the .125 tolerance. Final TIL incomplete due to missing MI monthly premium from payment stream. Finance charges under disclosed by $7,430.66 which exceeds the $100 tolerance for purchase transactions. TIL provided does not reflect MI in the payment stream. The Note reflects P&I of $408.28 (+MI $51.87=$460.15) and the TIL reflects an initial P&I of $408.28. Discrepancy appears to be due document error on TIL.	NO	APR/Finance Charge/TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	95	95	34.79
71059	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing [3] Mortgage Missing [3] Missing Title Evidence [3] Missing Initial Application [2] Combined Orig LTV >100%		3	[3] TIL Missing [3] ROR Missing [3] HUD-1 Missing [2] Credit Score Disclosure Not Present [2] Initial GFE Missing [2] Initial TIL Missing		YES		Cashout Refi	Owner Occ	102.37	102.37
71060	2	1			2	[2] Initial TIL Date not within 3 days of Initial Application Date				Cashout Refi	Owner Occ
71061	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] Credit Score Disclosure Not Present				Cashout Refi	Second Home	52.8	52.8
71062	3	3	[3] Final Application Missing [3] Missing Initial Application		3	[3] ROR Violation Funding date is prior to or equals the ROR End Date [2] HMDA-reportable rate spread (1/1/04-10/1/09)	ROR executed by borrowers 2/XX/2007 with expiration of rescission period noted as 2/XX/2007. HUD reflects a funding date of 2/XX/2007, prior to the rescission period expiration date, and 24 days of interest was collected which coincides with a 2/XX/2007 funding date.		ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Cashout Refi	Owner Occ	80	100	49.77
71063	2	1			2	[2] Initial TIL Missing [2] GFE Missing [2] Affiliated Business Doc Missing				Purchase	Owner Occ
71064	2	1			2	[2] Initial TIL Missing [2] Affiliated Business Doc Missing				Purchase	Owner Occ
71065	2	1			2	[2] Initial TIL Missing [2] Affiliated Business Doc Missing				Cashout Refi	Owner Occ
71066	1	1			1					Cashout Refi	Owner Occ
71067	1	1			1					Rate/Term Refi	Investment Property
71069	1	1			1					Cashout Refi	Owner Occ
71070	1	1			1					Rate/Term Refi	Owner Occ
71071	1	1			1					Cashout Refi	Owner Occ
71072	2	1			2	[2] Initial TIL Missing				Purchase	Owner Occ
71073	2	1			2	[2] Initial TIL Missing [2] Initial GFE Missing [2] Credit Score Disclosure Not Present [2] Affiliated Business Doc Missing				Cashout Refi	Owner Occ
71074	1	1			1					Cashout Refi	Owner Occ
71075	1	1			1					Cashout Refi	Owner Occ
71076	3	1			3	[3] Finance Charge underdisclosed >$35 for Refinance	Finance charges under disclosed by $75.39 which exceeds the $35 for refinance. Settlement closing fee for $295 was not included in itemization of amount financed.		APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Rate/Term Refi	Owner Occ
71077	1	1			1					Cashout Refi	Owner Occ
71078	2	1			2	[2] Initial TIL Missing				Cashout Refi	Owner Occ
71079	2	1			2	[2] Initial TIL Missing				Cashout Refi	Owner Occ
71080	1	1			1					Purchase	Owner Occ
71081	2	1			2	[2] Affiliated Business Doc Missing				Cashout Refi	Owner Occ
71082	2	1			2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date				Cashout Refi	Owner Occ
71083	3	1			3
[3]   State Late Charge Not Standard
[3]   Finance Charge underdisclosed >$35 for Refinance
[2]   Initial TIL Date not within 3 days of Initial Application Date
 [2]   Initial GFE Date not within 3 days of Initial Application Date

1.Finance charges are under disclosed by $623.73. Payment stream reports a $1.89 variance between TIL payment and Audited payment for the 335 month payment stream. 2. Late charge of 5% exceeds maximum allowed for state of NC. Lenders may charge a late payment charge of up to 4% of the amount of the payment past due, if the payment is at least 15 days past due.
									APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Cashout Refi	Owner Occ
71084	2	1			2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date				Cashout Refi	Owner Occ
71085	2	1			2	[2] Initial TIL Date not within 3 days of Initial Application Date				Cashout Refi	Owner Occ
71086	3	1			3	[3] Finance Charge underdisclosed >$35 for Refinance [2] Initial TIL Missing [2] Initial GFE Missing	Finance charge under disclosed by $443.85, which exceeds $35 for refinance transactions. Unable to balance due to missing TIL Itemization.		APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Rate/Term Refi	Owner Occ
71087	1	1			1					Purchase	Owner Occ
71088	2	1			2	[2] Initial TIL Missing				Rate/Term Refi	Owner Occ
71089	1	1			1					Cashout Refi	Owner Occ
71090	2	1			2	[2] Initial TIL Missing [2] GFE Incomplete				Cashout Refi	Owner Occ
71091	2	1			2	[2] Initial TIL Missing				Cashout Refi	Owner Occ
71092	2	1			2	[2] Initial TIL Date not within 3 days of Initial Application Date				Rate/Term Refi	Owner Occ
71093	2	1			2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] Affiliated Business Doc Missing				Cashout Refi	Owner Occ
71094	2	1			2	[2] GFE Missing [2] Affiliated Business Doc Missing				Purchase	Owner Occ
71095	1	1			1					Cashout Refi	Owner Occ
71096	2	1			2	[2] Initial TIL Missing [2] GFE Missing [2] Affiliated Business Doc Missing				Cashout Refi	Owner Occ
71097	1	1			1					Purchase	Owner Occ
71098	2	1			2	[2] Affiliated Business Doc Missing				Cashout Refi	Owner Occ
71099	1	1			1					Cashout Refi	Owner Occ
71100	2	1			2	[2] Initial TIL Missing				Purchase	Owner Occ
71101	2	1			2	[2] Initial TIL Missing				Cashout Refi	Owner Occ
71102	1	1			1					Cashout Refi	Owner Occ
71103	1	1			1					Purchase	Owner Occ
71104	1	1			1					Cashout Refi	Owner Occ
71105	1	1			1					Cashout Refi	Owner Occ
71106	2	1			2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date				Cashout Refi	Owner Occ
71107	3	1			3	[3] Finance Charge underdisclosed >$35 for Refinance [2] Initial TIL Missing	Finance charges are under disclosed by $320.47. TIL itemization did not disclose the appraisal fee of $300, which was paid to an affiliate, as a finance charge.		APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	HELOC	Owner Occ
71108	1	1			1					Cashout Refi	Owner Occ
71109	2	1			2	[2] HMDA-reportable rate spread (1/1/04-10/1/09)				Cashout Refi	Owner Occ	93.89	93.89
71110	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09)				Cashout Refi	Owner Occ	88.59	88.59	33.06
71111	3	3	[3] Final Application Missing		2	[2] Initial GFE Missing				Cashout Refi	Owner Occ	57.69	57.69	33.012
71113	1	1			1					Rate/Term Refi	Owner Occ
71114	1	1			1					Cashout Refi	Owner Occ
71115	2	1			2	[2] Initial TIL Missing [2] Affiliated Business Doc Missing				Cashout Refi	Owner Occ
71116	2	1			2	[2] Affiliated Business Doc Missing				Cashout Refi	Owner Occ
71117	2	1			2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] Affiliated Business Doc Missing				Purchase	Owner Occ
71118	1	1			1					Purchase	Owner Occ
71119	2	1			2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date				Rate/Term Refi	Owner Occ
71120	1	1			1					Purchase	Owner Occ
71121	3	1			3	[3] Finance Charge underdisclosed >$35 for Refinance [2] Initial TIL Missing
Finance charges are under disclosed $389.52, which exceeds the $35 maximum for refinances.  Itemization of amount financed indicates the affiliate fees were not included as a prepaid finance charge (appraisal fee of $395 to Chesapeake).
									APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Cashout Refi	Owner Occ
71122	2	1			2	[2] Initial TIL Missing [2] Initial GFE Missing				Cashout Refi	Owner Occ
71123	1	1			1					Purchase	Second Home
71124	1	1			1					Rate/Term Refi	Owner Occ
71125	2	1			2	[2] Initial TIL Missing				Cashout Refi	Owner Occ
71126	2	1			2	[2] Initial TIL Missing				Cashout Refi	Owner Occ
71127	3	1			3	[3] TIL Incomplete [2] Initial TIL Date not within 3 days of Initial Application Date	Final TIL in the file is illegible.	NO		Purchase	Owner Occ
71128	1	1			1					Cashout Refi	Owner Occ
71129	2	1			2	[2] Initial TIL Missing				Purchase	Owner Occ
71130	1	1			1					Purchase	Owner Occ	80	100	48.91
71131	3	1			3	[3] HUD-1 Estimated [2] Affiliated Business Doc Missing	Estimated HUD1 in the file, unable to calculate fees/points	YES		Rate/Term Refi	Owner Occ
71132	2	1			2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] Affiliated Business Doc Missing				Cashout Refi	Owner Occ
71133	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial GFE Incomplete				Purchase	Investment Property	80	80	41.65
71135	2	1			2	[2] Initial TIL Missing [2] Affiliated Business Doc Missing				Cashout Refi	Owner Occ
71136	1	1			1					Cashout Refi	Owner Occ
71137	1	1			1					Purchase	Owner Occ
71138	1	1			1					Cashout Refi	Owner Occ
71139	3	1			3	[3] ROR Violation Funding date is prior to or equals the ROR End Date [2] Initial TIL Missing	ROR with expiration of rescission period noted as 12/XX/2002. Funding date per Final HUD-1 is 12/XX/2002, funding date is same as ROR end date.		ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Cashout Refi	Owner Occ
71140	2	1			2	[2] Affiliated Business Doc Missing				Purchase	Owner Occ
71141	3	1			3	[3] Finance Charge underdisclosed >$35 for Refinance [2] Initial TIL Missing [2] GFE Missing [2] Affiliated Business Doc Missing	Finance charges under disclosed by $40.82 which exceeds the $35 for refinance. Unable to determine under disclosure due to missing itemization of amount financed.		APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Rate/Term Refi	Owner Occ
71142	1	1			1					Purchase	Owner Occ
71143	2	1			2	[2] Initial TIL Missing				Rate/Term Refi	Owner Occ
71144	2	1			2	[2] Initial TIL Missing				Cashout Refi	Owner Occ
71145	2	1			2	[2] Initial GFE Date not within 3 days of Initial Application Date				Rate/Term Refi	Owner Occ
71146	1	1			1					Cashout Refi	Owner Occ
71147	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		2	[2] Credit Score Disclosure Not Present [2] HMDA-reportable rate spread (1/1/04-10/1/09)				Purchase	Owner Occ	80	80	34.645
71148	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09)				Purchase	Owner Occ	80	80	31.496
71149	3	3	[3] Final Application Missing [3] Credit Report Missing [3] No Net Tangible Benefit To Borrower [3] Missing Initial Application	Unable to determine net tangible benefit due to missing previous note for subject property. Borrower is not paying off any debt at time of closing, lowering interest rate or receiving more than $2,000 at closing.	1					Rate/Term Refi	Owner Occ	75	75
71150	3	1			3	[3] TIL Missing [3] ROR Missing [2] Initial TIL Missing [2] GFE Missing		YES		Cashout Refi	Owner Occ
71151	3	1			3	[3] TIL Missing [3] ROR Missing [3] HUD-1 Missing [2] Initial TIL Missing [2] GFE Missing		YES		Cashout Refi	Owner Occ
71152	1	1			1					Cashout Refi	Owner Occ
71153	2	1			2	[2] Affiliated Business Doc Missing				Rate/Term Refi	Owner Occ
71154	3	1			3	[3] Finance Charge underdisclosed >$35 for Refinance	Finance charge under-disclosed by $279.59, which exceeds $35 for refinance transactions. TIL itemization did not disclose an appraisal fee of $275 or recording fee of $15.		APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Cashout Refi	Owner Occ
71155	2	1			2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date				Cashout Refi	Owner Occ
71156	1	1			1					Cashout Refi	Owner Occ
71157	2	1			2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date				Cashout Refi	Owner Occ
71158	1	1			1					Rate/Term Refi	Owner Occ
71159	3	3	[3] MI Missing	VA loan, missing LGC.	1					Purchase	Owner Occ	97.17	97.17	51
71160	2	2	[2] Manufactured (Double-Wide)		2	[2] State - Missing Choice of Attorney disclosure				Purchase	Second Home	39.94	39.94	46
71161	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing [3] MI Missing [3] Missing Initial Application		2	[2] Initial GFE Missing [2] Initial TIL Missing				Rate/Term Refi	Owner Occ	88.33	88.33	36.406
71162	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing [3] Missing Title Evidence [3] P&I stated and calculated exceeds tolerance 0.05 [3] Missing Initial Application [3] Balloon Under 7 Years	Note reflects a balloon term of 60 months. P&I (1205) exceeds standard variance (0.05) with calculated P&I (1205.69). Current variance: 0.69	3	[3] Initial TIL Missing [3] ROR Violation Funding date is prior to or equals the ROR End Date [3] TIL Missing [3] Initial GFE Missing [2] Credit Score Disclosure Not Present [2] State - Missing Application Addedum stating applicant, if married, may apply for a separate account [2] State - Missing Consumer Credit Score Disclosure [2] State - Missing Fair Lending Notice [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Impound Authorization Disclosure [2] State - Missing Interim Interest Disclosure	File does not contain any GFEs for review. ROR executed by borrowers 03/XX/2013 with expiration of rescission period noted as 04/XX/2013. HUD reflects a funding date of 04/XX/2010, equal to the rescission period expiration date, and 1 day of interest was collected which coincides with a 04/XX/2013 funding date.	YES	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is Outside the SOL. ROR - 3yrs for rescindable transactions. The loan is Outside the SOL.	Rate/Term Refi	Owner Occ	100	100
71163	3	3	[3] Final Application Missing		3	[3] No tolerance fees increased at closing (Origination Charge) [3] No tolerance fees increased at closing (Credit or Charge for Interest Rate) [3] No tolerance fees increased at closing (Adjusted Origination Charges) [2] State - Missing Freedom to Choose Insurance Provider disclosure [2] State - Missing Notice to Consumer / UCCC Addendum [2] Credit Score Disclosure Not Present [2] State - Missing Application Disclosure
No tolerance fees increased at closing: Adjusted Origination charges increased from most recent GFE dated 01/27/2012; Adjusted Origination disclosed as $2077.95 increased at closing to $3202.95. This is due to the fact that GFE3 dated 08/02/2011 reflects an undocumented increase in Origination charges from $2077.95 to $2383.95 and an undocumented increase in Charge for interest rate from $0 to $1872 therefore an undocumented increase in Adjusted Origination charges from $2077.95 to $4255.95.
No tolerance fees increased at closing: charge for Interest Rate disclosed on the most recent binding GFE of $0.00 but final HUD discloses a charge of $819.  This is due to the fact that GFE3 dated 08/02/2011 reflects an undocumented increase in Origination charges from $2077.95 to $2383.95 and an undocumented increase in Charge for interest rate from $0 to $1872 therefore an undocumented increase in Adjusted Origination charges from $2077.95 to $4255.95.
 No tolerance fees increased at closing: Origination charges increased from most recent binding GFE dated 01/27/2012 disclosed Origination charges as $2077.95 increased at closing to $2383.95. This is due to the fact that GFE3 dated 08/02/2011 reflects an undocumented increase in Origination charges from $2077.95 to $2383.95 and an undocumented increase in Charge for interest rate from $0 to $1872 therefore an undocumented increase in Adjusted Origination charges from $2077.95 to $4255.95.
										Cashout Refi	Owner Occ	80	80	32.54
71165	1	1			1					Cashout Refi	Investment Property	75	75	47.06
71166	3	1			3	[3] No tolerance fees increased at closing (Origination Charge) [3] No tolerance fees increased at closing (Credit or Charge for Interest Rate) [3] No tolerance fees increased at closing (Adjusted Origination Charges) [3] No tolerance fees increased at closing (Transfer Taxes) [3] Increase in 10% tolerance fees exceeds 10% [2] State - Missing Commitment Letter [2] State - Missing Virginia Insurance Disclosure
HUD 10% tolerance fees increased more than allowed: Total fees subject to 10% tolerance were disclosed in the amount of $2030.80 and the total collected was $2605.80, resulting in an increase of $575 or 28.31%.
No tolerance fees increase: Transfer Taxes increased; most recent binding GFE dated 6/13/2013 disclosed Transfer taxes as $1353.33 increased at closing to $1390. This is due to the fact that GFE2 dated 6/26/2013 reflects an undocumented increase in Transfer taxes from $1353.33 to $1410.
No tolerance fees increased at closing: Adjusted Origination charges increased from most recent binding GFE dated 6/13/2013; Adjusted Origination charges disclosed as $500 increased at closing to $3648.75. This is due to the fact that GFE2 dated 6/26/2013 reflects an undocumented increase in Origination charges from $1500 to $1563.75 and an undocumented decrease in credit for interest rate from ($1000) to a charge of $2085 therefore an undocumented increase in Adjusted Origination charges from $500 to $3648.75.
No tolerance fees increased at closing: credit for Interest Rate disclosed on the most recent binding GFE dated 6/13/2013 of ($1000) but final HUD discloses a charge of $2085. This is due to the fact that GFE2 dated 6/26/2013 reflects an undocumented increase in Origination charges from $1500 to $1563.75 and an undocumented decrease in credit for interest rate from ($1000) to a charge of $2085 therefore an undocumented increase in Adjusted Origination charges from $500 to $3648.75.
 No tolerance fees increased at closing: Origination charges increased from most recent binding GFE dated 6/13/2013; Origination charges disclosed as $1500 increased at closing to $1563.75. This is due to the fact that GFE2 dated 6/26/2013 reflects an undocumented increase in Origination charges from $1500 to $1563.75 and an undocumented decrease in credit for interest rate from ($1000) to a charge of $2085 therefore an undocumented increase in Adjusted Origination charges from $500 to $3648.75.
										Cashout Refi	Owner Occ	68.36	68.36	43.69
71167	3	3	[3] Credit Report Missing [3] MI Missing [3] Application Incomplete [3] Missing Initial Application	Case Query results provided do not indicate UFMIP was paid, FHA loan, missing MIC. Incomplete final application due to missing origination entity information.	2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] Credit Score Disclosure Not Present [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate	Initial GFE dated 10/08/2010 is not within 3 days of application 09/23/2010. Initial TIL dated 10/08/2010 is not within 3 days of application 09/23/2010 . There is No evidence in file as to when the lender received the application from the broker.			Rate/Term Refi	Owner Occ	94.46	94.46
71168	2	1			2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] State - Missing Right to Choose Insurance Provider	The initial GFE date of 07/25/2011 is not dated within 3 days of the initial application date of 07/19/2011. The initial TIL date of 07/25/2011 is not dated within 3 days of the initial application date of 07/19/2011.			Purchase	Owner Occ	41.38	41.38	50.2
71169	2	1			2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] Missing Notice of Change in Mortgage Terms / Revised Mortgage Loan Originator Disclosure [2] State - Missing Statutory Authority Disclosure [2] State - Missing Closing Statement / Closing Disclosure	Initial GFE dated 3/14/2013 is not within 3 days of lender credit report that is dated 2/13/2013. Initial TIL dated 3/14/2013 is not within 3 days of lender credit report that is dated 2/13/2013. Loan is originated and closed by XXX			Rate/Term Refi	Owner Occ	69.93	69.93	49.67
71170	3	3	[3] MI Missing [2] Manufactured (Double-Wide)	Case Query results provided do not indicate UFMIP was paid, FHA loan, missing MIC.	3	[3] ROR Missing [2] State - Missing Anti-Coercion Notice [2] State - Missing Disclosure of Terms of Mortgage Application [2] State - Missing Rate Lock Disclosure [2] GFE1 Written list of service providers not given to borrower [2] State - Missing Oral Agreement Notice [2] State - Missing Notice of Right to Cancel Private Mortgage Insurance			ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	88.7	88.7	41.83
71171	2	1			2	[2] State - Missing Anti-Coercion Notice [2] State - Missing Disclosure of Terms of Mortgage Application [2] State - Missing Oral Agreement Notice				Rate/Term Refi	Owner Occ	99.78	99.78	24.66
71172	3	3	[3] Final Application Missing [3] Missing Initial Application [2] Negam by Note Design		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date				Cashout Refi	Owner Occ	54.17	54.17	37.093
71173	3	3	[3] Final Application Missing [3] Missing Initial Application [2] Negam by Note Design		3	[3] TIL Missing		NO		Purchase	Investment Property	79.98	89.99	34.775
71174	3	3	[3] Application Incomplete	Final application incomplete due to illegible documentation and page sizing issue during the imaging process.	3	[3] Final TIL Date < 6 Days Prior to Origination Date (Non-IO Fixed) [3] No tolerance fees increased at closing (Credit or Charge for Interest Rate) [3] No tolerance fees increased at closing (Adjusted Origination Charges)	No tolerance fees increased at closing: Adjusted Origination charges increased from most recent GFE dated 10/18/2012; Adjusted Origination disclosed as $0 increased at closing to $6475. No tolerance fees increased at closing: charge for Interest Rate disclosed on the most recent GFE dated 10/18/2012 of $0 but final HUD discloses a charge of $6475. The APR on the initial TIL (3.761) is greater than .125 less than the APR on the Final TIL (3.927). The Final TIL is dated at closing (within 6 days), which is not allowed per new RegZ guidelines due to the spread of the APRs.		TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is Outside the SOL.	Cashout Refi	Owner Occ	64.35	64.35	49.932
71175	3	3	[3] Final Application Missing [3] P&I stated and calculated exceeds tolerance 0.05 [3] Missing Initial Application [2] Negam by Note Design		3	[3] Finance Charge underdisclosed >$35 for Refinance [3] HUD-1 Estimated [3] Missing MA Borrower's Interest Worksheet [2] Credit Score Disclosure Not Present [2] State - Missing Mortgage Loan Rate Lock Commitment [2] State - Missing Mtg Lender Disclosures Required by Atty General Consumer Protection Regulations	Finance charges under disclosed by $18,745.46 which exceeds the $35 tolerance for refinance transactions. It appears a lower index was used at origination then the 4.432% available within the look-back period. HUD in file is a signed estimated copy. MA Borrower's Interest worksheet missing from file. Required for all MA Refinance of principal residence within 60 months of consummation of existing loan.	YES
Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.

 A violation may be used as a defense to foreclosure, as with many other issues. Before a borrower can allege a violation, the lender can require that the borrower give the lender notice and give the lender the option to resolve any issue. If this is done, and the borrower refuses the lender's offer to make the situation right, the borrower cannot recover costs and attorney's fees. The burden of proof as far as complying with the Borrowers' Interest standard is on the lender, but it appears there is minimal risk in a missing worksheet.
										Cashout Refi	Owner Occ	70	70
71176	3	1			3	[3] XXX IL Threshold Loan [2] State - Missing Application Disclosure Statement [2] Loan is subject to IL Predatory Lending Database Program [2] State - Missing Notice of Choice of Agent or Insurer	XXX Threshold loan. Total points and fees ($4,545.75) exceeds XXX points and fees threshold of $4,190.71 (5% of total loan amount) by $355.04. Loan does not appear to violate any XXX Ordinance provisions to be considered a predatory loan. Loan is subject to IL predatory Lending Database Program. Certificate of Exemption from IL predatory Lending Database Program found in file.		If a threshold loan violations certain provisions, it is considered a predatory loan. Lenders that make predatory loans may not be awards contracts with the XXX. This loan does not violate any of the provisions therefore is considered a threshold loan.	Purchase	Owner Occ	80	80	44.074
71177	3	3	[3] MI Missing		2	[2] State - Missing Rate and Points Lock/Float Agreement [2] State - Missing Application Disclosure Statement [2] State - Missing Commitment Letter [2] State - Missing Notice of Choice of Agent or Insurer				Purchase	Owner Occ	95	95	37.58
71178	3	1			3	[3] No tolerance fees increased at closing (Credit or Charge for Interest Rate) [3] No tolerance fees increased at closing (Adjusted Origination Charges) [3] Increase in 10% tolerance fees exceeds 10% [2] HMDA-reportable rate spread (10/1/09 and later) [2] Originator does not posess a Federal Registration License or State License in subject property state per NMLS. [2] Affiliated Business Doc Missing
HUD 10% tolerance fees increased more than allowed: Total fees subject to 10% tolerance were disclosed in the amount of $1578.5 and the total collected was $1868.5, resulting in an increase of $290 or 18.37%.  This is due to the fact that GFE4 dated 11/15/2012 reflects an undocumented increase in required services that we select  from $678.50 to $828.50.
No tolerance fees increased at closing: Adjusted Origination charges increased from most recent GFE dated 11/15/2012; Adjusted Origination disclosed as $2,184.40 increased at closing to $2,278.90.  This is due to the fact that GFE5 dated 12/17/2012 reflects an undocumented increase in Charge for interest rate from $661.50 to $756 therefore an undocumented increase in Adjusted Origination charges from $2,184.40 to $2,278.90.
No tolerance fees increased at closing: charge for Interest Rate disclosed on the most recent GFE dated 11/15/2012 of $661.50 but final HUD discloses a charge of $756.  This is due to the fact that GFE5 dated 12/17/2012 reflects an undocumented increase in Charge for interest rate from $661.50 to $756 therefore an undocumented increase in Adjusted Origination charges from $2,184.40 to $2,278.90.
 Originator's Mortgage Loan Originator License for the state of GA did not become active until 10/24/2013 however the loan originated 08/XX/2012.
										Cashout Refi	Investment Property	70	70	44.82
71179	2	1			2	[2] State - Missing Waiver of Right to Participate in Class Action Addendum to Note				Purchase	Investment Property	75	75	48.78
71180	2	1			2	[2] Initial GFE Incomplete	GFE2 dated 10/29/2012 Incomplete due to missing page 3.			Rate/Term Refi	Investment Property	63.36	63.36	32.44
71181	3	3	[3] Escrow Holdback	HUD line 1302 reflect escrow pad for $500.	2	[2] Initial GFE Date not within 3 days of Initial Application Date [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate	Initial GFE dated 02/05/2012 is not within 3 days of lender credit report dated 01/27/2012.			Purchase	Investment Property	80	80	44.62
71182	3	3	[3] Missing Initial Application [2] Negam by Note Design		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial GFE Missing				Cashout Refi	Investment Property	79.57	79.57	25.029
71183	2	1			2	[2] State - Missing Notice of Consumers Right to Obtain a Security Freeze [2] HMDA-reportable rate spread (10/1/09 and later)				Purchase	Investment Property	75	75	37.09
71184	3	3	[3] Appraisal Missing [3] MI Missing	Case Query results are not provided to indicate if UFMIP was paid, FHA loan, missing MIC.	3	[3] Federal Higher-Priced Mortgage Loan [3] Final TIL Date < 6 Days Prior to Origination Date (Non-IO Fixed) [3] Increase in 10% tolerance fees exceeds 10% [2] HMDA-reportable rate spread (10/1/09 and later) [2] Credit Score Disclosure Not Present [2] State - Missing Anti-Coercion Notice [2] State - Missing Application Disclosure [2] State - Missing Lock-In Agreement
Federal Higher-Priced Mortgage Loan - stated APR of 4.63% and audited APR of 4.6298% exceeds the HPML threshold of 4.29% (1.5% over applicable APOR, 2.79%). Loan appears to be a compliant fed HPML.
HUD 10% tolerance fees increased more than allowed: Total fees subject to 10% tolerance were disclosed in the amount of $1499.00 and the total collected was $2509.20, resulting in an increase of $1010.20 or 67.39%.  This is due to the fact that GFE2 dated 11/14/2012 reflects an undocumented increase in required services that we select from $650 to $1598.50
 The APR on the initial TIL (4.293) is greater than .125 less than the APR on the Final TIL (4.630). The Final TIL is dated at closing (within 6 days), which is not allowed per new RegZ guidelines due to the spread of the APR's.
									Federal Higher-Priced Mortgage Loan - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is within the SOL.	Cashout Refi	Owner Occ	80	80	46.87
71185	2	2	[2] Combined Orig LTV >100% [2] Original LTV > 125%		2	[2] State - Missing Interest rate Lock/Float Disclosure [2] State - Missing Escrow Agent Notice				Rate/Term Refi	Owner Occ	149.77	149.77	39.04
71186	2	2	[2] Combined Orig LTV >100%		1					Rate/Term Refi	Owner Occ	118.79	118.79	46
71187	3	3	[3] Final Application Missing [3] Missing Initial Application		1					Cashout Refi	Investment Property	69.8	69.8	49.994
71189	3	3	[3] Appraisal Missing [3] MI Missing	Case Query results provided indicate UFMIP was paid, FHA loan, missing MIC.	3	[3] Initial GFE Missing [3] Initial TIL Missing [2] Affiliated Business Doc Missing [2] State - Missing Notice of Choice of Insurance Agent Disclosure [2] State - Missing Application Disclosure [2] Missing RI "Prohibited Acts and Practices Disclosure Regarding All Home Loans" [2] Missing RI "Prohibited Acts and Practices Disclosure Regarding High Cost Home Loans"	File does not contain any GFEs for review.		TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	94.88	94.88
71190	3	1			3
[3]   Initial TIL Missing
[3]   RegX Violation:  Borrower was not provided with a current list of local homeownership counseling organizations within 3 days of application
[3]   Violation of LO Comp Rule - Originator name and/or NMLS ID not printed on Note - Application Date on or after 1/10/14
[3]   Violation of LO Comp Rule - Originator name and/or NMLS ID not printed on Security Instrument - Application Date on or after 1/10/14
[3]   Violation of LO Comp Rule - Origination Company and/or NMLS ID not printed on Security Instrument - Application Date on or after 1/10/14
[3]   Violation of LO Comp Rule - Origination Company and/or NMLS ID not printed on Note - Application Date on or after 1/10/14
[2]   State - Missing Broker Compensation Disclosure
[2]   State - Missing Application Disclosure
[1]   QM Loan - Temporary Definition
[1]   Perm/Temp QM APR Test - APR below HPML Threshold.  Safe Harbor
 [1]   TILA Designation: Safe Harbor QM (Temporary Definition)
							Homeownership Counseling Organizations form dated 4/9/2014 is not within 3 days of application 1/21/2014 and does list 10 agencies as required. Loan Security Agreement is missing the Origination Company NMLS information. Subject loan application is dated 01/21/2014. Loan Security Agreement is missing the Origination Name/NMLS ID information. Subject loan application is dated 01/21/2014. Note is missing the Loan Originator NMLS information. Subject loan application is dated 01/21/2014. Note is missing the Origination Company NMLS information. Subject loan application is dated 01/21/2014.		TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	80	80	27.08	Safe Harbor QM (Temporary Definition)
71191	3	3	[3] Mortgage/DOT Incomplete	Mortgage incomplete due to county reflected as XXX; however, legal description reflects county as XXX	2	[2] State - Missing Anti-Coercion Notice [2] State - Missing Disclosure of Terms of Mortgage Application [2] State - Missing Rate Lock Disclosure [2] State - Missing Oral Agreement Notice				Rate/Term Refi	Owner Occ	87.85	87.85	39.44
71192	2	1			2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] State - Missing Broker Compensation Disclosure [2] State - Missing Application Disclosure [2] State - Missing Appraisal and Consumer Report Notice	Initial GFE dated 02/03/2014 is not within 3 days of the credit report 01/08/2014. Initial TIL dated 02/03/2014 is not within 3 days of the credit report that is dated 01/08/2014. There is no evidence in file as to when the lender received the application from the broker.			Purchase	Owner Occ	60	60	37.19
71193	3	3	[3] Non-Qualified Mortgage. Guideline violation related to Employment, FNMA/FHLMC File (ATR Underwriting Factor)	Verbal VOE dated within 10 business days of Note date is missing.	3
[3]   No tolerance fees increased at closing (Origination Charge)
[3]   RegX Violation:  Borrower was not provided with a current list of local homeownership counseling organizations within 3 days of application
[3]   Violation of LO Comp Rule - Originator name and/or NMLS ID not printed on Note - Application Date on or after 1/10/14
[3]   Violation of LO Comp Rule - Originator name and/or NMLS ID not printed on Security Instrument - Application Date on or after 1/10/14
[3]   Violation of LO Comp Rule - Origination Company and/or NMLS ID not printed on Security Instrument - Application Date on or after 1/10/14
[3]   Violation of LO Comp Rule - Origination Company and/or NMLS ID not printed on Note - Application Date on or after 1/10/14
[3]   Initial GFE Missing
[3]   Initial TIL Missing
[2]   State - Missing Mortgage Broker Agreement
[2]   State - Missing Lock In Agreement
 [1]   TILA Designation: Non-QM ATR Compliant

File does not contain any GFEs for review.
Homeownership Counseling Organizations form dated 04/16/2014 is not within 3 days of application dated 01/30/2014.
Loan Security Agreement is missing the Loan Originator NMLS information. Subject loan application is dated 01/31/2014.
Loan Security Agreement is missing the Origination Company NMLS information. Subject loan application is dated 01/31/2014.
No tolerance fees increased at closing: Origination charges increased from GFE column of comparison chart disclosed Origination charges as $1650 increased at closing to $1700.
Note is missing the Loan Originator NMLS information. Subject loan application is dated 01/31/2014.
 Note is missing the Origination Company NMLS information. Subject loan application is dated 01/31/2014.
									TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	80	80	24.12	Non-QM ATR Compliant
71194	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Affiliated Business Doc Missing				Rate/Term Refi	Owner Occ	90	90	21.87
71195	2	2	[2] Combined Orig LTV >100% [2] Original LTV > 125%		2	[2] Credit Score Disclosure Not Present [2] State - Missing Interest Rate Disclosre				Rate/Term Refi	Owner Occ	153.12	153.12	31
71196	2	1			2	[2] State - Missing Mortgage Loan Disclosure Statement (DRE) [2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Interim Interest Disclosure				Cashout Refi	Owner Occ	80	80	44.61
71197	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		3	[3] Initial TIL Missing [2] State - Missing Anti-Coercionn Notice [2] State - Missing Mortgage Loan Origination Disclosure			TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	95	95	36.5
71198	2	1			2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Application Addedum stating applicant, if married, may apply for a separate account [2] State - Missing Notice to Cosigner				Purchase	Owner Occ	100	100	57.22
71199	2	2	[2] Over Supply - Yes	Per appraisal property is located in area with Over Supply.	2	[2] State - Missing Notice to Mortgage Applicants / Legal Representation Notice [1] Loan Exempt from ATR Rule [1] TILA Designation: ATR Exempt				Purchase	Investment Property	75	75	47.91	TILA Designation: ATR Exempt
71200	3	1			3	[3] Final TIL Date < 6 Days Prior to Origination Date (Non-IO Fixed) [2] Credit Score Disclosure Not Present	The APR on the initial TIL (5.15) is greater than .125 less than the APR on the Final TIL (5.411). The Final TIL is dated at closing (within 6 days), which is not allowed per new RegZ guidelines due to the spread of the APRs.		TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Second Home	90	90	44.76
71201	3	3	[3] MI Missing	Case Query results are not provided to indicate if UFMIP was paid, FHA loan, missing MIC.	2	[2] State - Missing Notice to Purchaser-Mortgagor [2] State - Missing Anti-Coercion Notice [2] State - Missing Lock In Agreement				Purchase	Owner Occ	96.5	96.5	33.47
71202	3	3	[3] MI Missing [3] Hazard Missing [3] Perm Resident Alien Missing Documentation [3] FHA Case Number Assignment Missing [3] Initial 92900-A Missing; FHA File [3] Limited Denial of Participation (LDP) Missing; FHA File [3] GSA exclusions search results missing; FHA File [3] CAIVRS Authorization Missing; FHA File [3] Missing FHA Manual Underwriting Approval, AUS was not used. [3] Important Notice to Homebuyer Missing [3] HUD Appraised Value Disclosure Missing [3] HUD Amendatory Clause and FHA Real Estate Certification Missing [3] FHA Informed Consumer Choice Missing	Case Query results are not provided to indicate if UFMIP was paid, FHA loan, missing MIC. File did not contain Underwriting Approval or FHA Transmittal.	3
[3]   TIL Missing
[3]   Initial GFE Missing
[3]   Initial TIL Missing
[3]   RegX Violation:  Borrower was not provided with a current list of local homeownership counseling organizations within 3 days of application
[3]   Missing or Illegible Borrower ID's; Borrower ID verification form also not in file (Customer Identification Program/Patriot Act)
[2]   Servicing Transfer Disclosure Missing
[2]   State - Missing Application Addedum stating applicant, if married, may apply for a separate account
[2]   State - Missing Fair Lending Notice
[2]   State - Missing Domestic Partnership Affidavit
[2]   State - Missing Impound Authorization Disclosure
 [2]   Flood Insurance Cert Missing
							File does not contain any GFEs for review. Missing Homeownership Counseling form from file.	YES	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	97.81	97.81	33.03
71204	2	2	[2] Zoning Compliance "Legal" Not Checked [2] Comps Not w/in .5 Miles (Urban)	Per appraisal property is located in area with no zoning. Per appraisal subject property is located in Urban area and 2 out of 3 comps is not within 0.5 Miles.	2	[2] Credit Score Disclosure Not Present [2] State - Missing Notice of Right to Select Attorney [1] QM Loan - Temporary Definition [1] Perm/Temp QM APR Test - APR below HPML Threshold. Safe Harbor [1] TILA Designation: Safe Harbor QM (Temporary Definition)				Purchase	Owner Occ	80	80	43.06	Safe Harbor QM (Temporary Definition)
71206	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] Affiliated Business Doc Missing				Cashout Refi	Owner Occ	62.18	62.18	44.59
71207	3	1			3	[3] HUD-1 Estimated [2] State - Missing Fair Lending Notice [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Domestic Partnership Affidavit [2] State - Missing Interim Interest Disclosure [2] Initial TIL Missing	HUD in file is a Stamped CTC estimated copy and signed by borrower.	YES		Rate/Term Refi	Owner Occ	70	70	49.48
71208	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		2	[2] Credit Score Disclosure Not Present [2] State - Missing Mtg Lender Disclosures Required by Atty General Consumer Protection Regulations [2] Initial GFE Missing [2] Initial TIL Missing				Cashout Refi	Owner Occ	66.67	66.67	43.063
71209	3	3	[3] Appraisal Incomplete	Appraisal incomplete due to missing pages 1, 3 and 5.	2	[2] Affiliated Business Doc Missing [2] State - Missing Fair Lending Notice [2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Domestic Partnership Affidavit [2] State - Missing Condominium Earthquake Insurance Disclosure [2] State - Missing Interim Interest Disclosure				Purchase	Owner Occ	74.77	74.77	31.4
71210	2	1			2	[2] HMDA-reportable rate spread (1/1/04-10/1/09)				Purchase	Owner Occ	95	95
71211	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Broker Compensation Disclosure [2] State - Missing Interest Rate Disclsoure [2] State - Missing Balloon Addendum to Note and/or Rider to Mortgage [2] State - Missing Borrower's Choice of Attorney Disclosure [2] State - Missing Fair Credit Reporting Act Notice [2] Initial GFE Missing				Rate/Term Refi	Owner Occ	89.99	89.99	49.961
71212	2	1			2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Mising Illinois Mortgage Escrow Act Disclosure				Purchase	Owner Occ	95	95
71213	3	3	[3] Missing Initial Application		3	[3] Finance Charge underdisclosed >$100 for Purchase [2] Credit Score Disclosure Not Present [2] State - Missing Borrower Information Document [2] State - Mising Illinois Mortgage Escrow Act Disclosure	Finance charges under disclosed by $539.50 which exceeds the $100 tolerance for purchase transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	78.4	78.4	50.637
71214	2	1			2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] Credit Score Disclosure Not Present [2] Affiliated Business Doc Missing [2] State - Missing MD Finance Agreement [2] State - Missing Home Buyers Property Tax Payment Option [2] State - Missing Wet Settlement / Delivery of Net Proceeds Authorization [2] State - Missing Disclosure of Seller-Paid Fees				Construction To Perm	Owner Occ	80	89.93	44.18
71215	3	1			3	[3] Finance Charge underdisclosed >$35 for Refinance [2] State - Mising Illinois Mortgage Escrow Act Disclosure [2] State - Missing Description of Underwriting Criteria and Required Documentation [2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date	Finance charges under disclosed by $244.11 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Cashout Refi	Owner Occ	75	75
71216	2	1			2	[2] State - Missing Dower / Homestead Waiver Rider to Mortgage				Purchase	Owner Occ	95	95	58.82
71217	3	3	[3] Final Application Missing [3] Missing Initial Application		1					Construction To Perm	Owner Occ	89.99	89.99	55
71218	3	3	[3] Final Application Missing		3	[3] TIL Missing [3] ROR Missing [2] Initial GFE Missing [2] Initial TIL Missing		YES	ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Cashout Refi	Owner Occ	79.33	79.33	43.6
71219	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] Affiliated Business Doc Missing [2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Notice to Cosigner				Purchase	Owner Occ	80	100	55.49
71220	3	3	[3] Final Application Missing [3] Missing Initial Application		3	[3] Finance Charge underdisclosed >$100 for Purchase [3] HUD-1 Incomplete	Final HUD not signed by the borrower or stamped by settlement agent. Finance charges under disclosed by $562.64 which exceeds the $100 tolerance for purchase transactions. Unable to determine under disclosure due to missing itemization of amount financed.	NO	Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	80	99.99	58.9
71221	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Anti-Coercion Notice				Cashout Refi	Owner Occ	80	80	45.69
71222	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		3	[3] ROR Missing [2] Credit Score Disclosure Not Present [2] Affiliated Business Doc Missing [2] State - Missing Anti-Coercion Notice [2] State - Missing Lock In Agreement [2] State - Missing Mortgage Loan Commitment [2] Initial GFE Missing [2] Initial TIL Missing			ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Cashout Refi	Owner Occ	68.89	68.89
71223	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application [2] Combined Orig LTV >100%		3	[3] HUD-1 Missing [2] Affiliated Business Doc Missing [2] State - Missing Application Disclosure Statement [2] State - Missing Borrower's Acknowledgment and Agreement Concerning Dual Capacity [2] State - Missing Disclosure and Acknowledgment of Involvement and Fees Earned by Mortgage Broker [2] State - Missing Cover Page / Social Security Disclosure [2] Initial GFE Missing [2] Initial TIL Missing		NO		Purchase	Owner Occ	98.14	109.43	22.41
71224	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		3	[3] Finance Charge underdisclosed >$100 for Purchase [2] Credit Score Disclosure Not Present [2] Affiliated Business Doc Missing [2] State - Missing Broker Compensation Disclosure [2] State - Missing Interest Rate Disclsoure [2] State - Missing Borrower's Choice of Attorney Disclosure [2] Initial GFE Missing [2] Initial TIL Missing	Finance charges under disclosed by $220.67 which exceeds the $100 tolerance for purchase transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	80	80	59.72
71225	3	3	[3] Final Application Missing		3	[3] Rescission Period under 3 days [3] Finance Charge underdisclosed >$35 for Refinance [3] ROR Violation Funding date is prior to or equals the ROR End Date [2] Initial TIL Missing	Finance charges under disclosed by $391.77 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed. ROR executed by borrowers 10/XX/2006 with expiration of rescission period noted as 11/XX/2006, however, Final TIL was excecuted 11/XX/2006. ROR executed by borrowers 10/XX/2006 with expiration of rescission period noted as 11/XX/2006. HUD reflects a funding date of 11/XX/2006, allowing only 1 day for the rescission period; and 28 days of interest was collected which coincides with a 11/XX/2006 funding date.		ROR - 3yrs for rescindable transactions. The loan is outside the SOL. Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL. ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Cashout Refi	Owner Occ	70	80
71226	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial GFE Missing [2] Initial TIL Missing				Cashout Refi	Owner Occ	54.05	54.05	55
71227	3	3	[3] Credit Report Missing [3] Missing Initial Application		1					Purchase	Owner Occ	61.83	71.37	39.61
71228	2	1			2	[2] Credit Score Disclosure Not Present [2] State - Missing Anti-Coercion Notice [2] State - Missing Choice of Attorney disclosure				Purchase	Owner Occ	80	100	43.681
71229	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Affiliated Business Doc Missing [2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage [2] State - Missing Mortgage Broker Agreement				Purchase	Owner Occ	80	100	44.038
71230	3	3	[3] Credit Report Missing		2	[2] State - Missing Application Addedum stating applicant, if married, may apply for a separate account [2] State - Missing Fair Lending Notice [2] State - Missing Hazard Insurance Disclosure [2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Impound Authorization Disclosure [2] State - Missing Interim Interest Disclosure				Rate/Term Refi	Owner Occ	94.15	94.15	32.02
71231	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] State - Missing DRE Advance Fee Agreement [2] State - Missing Mortgage Broker Agreement [2] State - Missing Finance Lender Information Disclosure				Cashout Refi	Owner Occ	77.91	77.91	40.05
71232	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] Affiliated Business Doc Missing [2] State - Missing Interest Rate Disclsoure [2] State - Missing Affidavit of Compliance / Smoke Alarm [2] State - Missing Borrower's Choice of Attorney Disclosure				Purchase	Owner Occ	80	95	55.49
71233	3	1			3	[3] Finance Charge underdisclosed >$35 for Refinance [2] State - Missing Refinance Dislcosure	Finance charges under disclosed by $350 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed. There is a lender credit on line 205 of the HUD for $500 that is not itemized, therefore, applied to non-APR fees first.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Rate/Term Refi	Second Home	76.45	92.8	33
71234	3	3	[3] Final Application Missing [3] MI Missing [3] Missing Initial Application		2	[2] State - Missing Interest Rate Disclsoure [2] State - Missing Prevailing Commitment Disclosure [2] State - Missing Insurance Escrow Account Disclosure Statement [2] State - Missing Tax Escrow Account Designation [2] State - Missing Lock-In Agreement [2] State - Missing Affidavit of Compliance / Smoke Alarm [2] State - Missing Appraisal and Consumer Report Notice [2] State - Missing Borrower's Choice of Attorney Disclosure [2] State - Missing Fair Credit Reporting Act Notice [2] Initial GFE Missing				Purchase	Owner Occ	90	90	43.453
71235	2	1			2	[2] State - Mising Illinois Mortgage Escrow Act Disclosure [2] State - Missing Description of Underwriting Criteria and Required Documentation [2] State - Missing Escrow Account Disclosure Agreement [2] State - Missing Collateral Protection Act Disclosure [2] State - Missing Notice of Choice of Agent or Insurer				Cashout Refi	Owner Occ	79.83	79.83
71236	3	1			3	[3] Finance Charge underdisclosed >$100 for Purchase [2] Affiliated Business Doc Missing [2] State - Missing Commitment Letter [2] State - Missing Lock In Disclosure	Finance charges under disclosed by $1952.02 which exceeds the $100 tolerance for purchase transactions. Unable to determine the reason for the under disclosure due to missing the itemization of amount financed. There is a real estate broker credit on line 214 of HUD for $7089, a lender credit on line 215 of the HUD for $4,150.53, and a lender extension fee credit on line 216 of the HUD for $4,327.11 which are not itemized, therefore, applied to non-APR fees first.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	75	85.01
71237	3	1			3	[3] Change date(s) in TIL rate/payment disclosure inaccurate [2] GFE1 Written list of service providers not given to borrower	Change dates in the TIL rate/payment disclosure inaccurate. Maximum During First Five Years column should list 09/XX/2013 (funding date) or 11/XX/20103 (first payment date) as the change date since this is the earliest date the maximum interest rate may be reached; Final TIL shows 09/XX/2013.		TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	42.05	42.05	49.6184
71238	2	1			2	[2] Affiliated Business Doc Missing [2] State - Missing DRE Advance Fee Agreement				Cashout Refi	Owner Occ	55.71	55.71	37.9
71239	2	1			2	[2] Affiliated Business Doc Missing [2] State - Missing DRE Advance Fee Agreement [2] State - Missing Impound Authorization Disclosure				Purchase	Investment Property	60	60	40.96
71240	2	1			2	[2] State - Missing DRE Advance Fee Agreement [2] State - Missing Domestic Partnership Affidavit [2] State - Missing Finance Lender Information Disclosure [2] State - Missing Impound Authorization Disclosure				Purchase	Owner Occ	80	80	16.7017
71241	2	1			2	[2] Affiliated Business Doc Missing [2] State - Missing Application Disclosure [2] State - Missing Right to Choose Attorney or Title Insurance Company [2] State - Missing Wet Settlement / Delivery of Net Proceeds Authorization [2] State - Missing Disclosure of Seller-Paid Fees [2] State - Missing MD Notice of Housing Counseling and Services disclosure				Purchase	Owner Occ	76.78	76.78	44.9966
71242	2	1			2	[2] State - Missing Application Disclosure				Cashout Refi	Owner Occ	80	80	43.8511
71243	3	3	[3] Credit Report Missing		1					Purchase	Investment Property	71.03	71.03	45.7234
71244	2	1			2	[2] State - Missing Application Disclosure Statement				Purchase	Investment Property	72.96	72.96	45.3921
71245	2	1			2	[2] State - Missing Application Disclosure Statement [2] State - Missing Waiver of Right to Participate in Class Action Addendum to Note [1] QM Loan - Temporary Definition [1] Perm/Temp QM APR Test - APR below HPML Threshold. Safe Harbor [1] TILA Designation: Safe Harbor QM (Temporary Definition)				Cashout Refi	Owner Occ	52.17	52.17	34.8255	Safe Harbor QM (Temporary Definition)
71246	3	3	[3] DU Section: Credit and Liabilities; all requirements not met; Conventional File [2] DU identified Potential Red Flag(s); Conventional File
DU Section: Credit and Liabilities: Imaged file is missing a 12-month payment history for the following mortgages as required by DU Condition #13: XXX with a balance of $129,500 and mortgage payment of $1,072.67; XXX with a balance of $1,260,000 and mortgage payment of $6,255 and XXX with a balance of $141,000 and mortgage payment of $1,178. These mortgages are not listed on the credit report provided, and file only contains a payoff letter dated 12/16/2013 for the XXX loan.
 Potential Red Flags:  The Desktop Underwriter collateral assessment model indicates that the submitted sales price for this purchase money transaction appears to have an excessive rate of appreciation based on analysis of a recent prior sale of the subject property.  The lender should carefully review the appraisal for this transaction. No issues were found.
					1	[1] Loan Exempt from ATR Rule [1] TILA Designation: ATR Exempt				Purchase	Investment Property	74.74	74.74	45.8314	TILA Designation: ATR Exempt
71247	2	2	[2] Combined Orig LTV >100%		1	[1] Loan Exempt from ATR Rule [1] TILA Designation: ATR Exempt				Rate/Term Refi	Investment Property	102.1	102.1	42.73	TILA Designation: ATR Exempt
71248	3	2	[2] >6 Months Marketing - Yes [2] Zoning Compliance "Legal" Not Checked	Per appraisal, property is located in an area with no zoning.	3
[3]   [REGZS] Home Loan Provision: If OCC and app date = or > 4/6/11 (excluding HELOCs) - Anti-steering disclosure not found in file.  Note that while the disclosure not required by regulation, providing the proper anti-steering disclosure provides a presumption of compliance or "safe harbor" to facilitate compliance with the Reg Z anti-Steering provision.  Because assignees of non-compliant loans are subject to the civil liability and enforcement provisions of federal Truth-in-Lending Act, we cite exceptions for both violations of the LO Compensation rule and possible violation of the Anti-Steering rules if there is no evidence of compliance in the file.
[2]   HMDA-reportable rate spread (10/1/09 and later)
[2]   State - Missing signed Notice of Mortgage Broker Fee
[2]   State - Missing Choice of Settlement Agent Disclosure
[1]   QM Loan - Temporary Definition
[1]   Perm/Temp QM APR Test - APR above HPML Threshold.  Rebuttable Presumption
 [1]   TILA Designation: Rebuttable Presumption QM (Temporary Definition)

[REGZS] Home Loan Provision: If OCC and app date = or > 4/6/11 (excluding HELOCs) - Anti-steering disclosure not found in file.  Note that while the disclosure not required by regulation, providing the proper anti-steering disclosure provides a presumption of compliance or "safe harbor" to facilitate compliance with the Reg Z anti-Steering provision.  Because assignees of non-compliant loans are subject to the civil liability and enforcement provisions of federal Truth-in-Lending Act, we cite exceptions for both violations of the LO Compensation rule and possible violation of the Anti-Steering rules if there is no evidence of compliance in the file.
 Stated APR (5.907%) exceed the QM Safe Harbor APR threshold of 5.88% (1.5% over applicable APOR, 4.38%). Rebuttable Presumption QM.
										Purchase	Second Home	90	90	43.6402	Rebuttable Presumption QM (Temporary Definition)
71249	3	3	[3] DU Section: Credit and Liabilities; all requirements not met; Conventional File [2] Past Foreclosure [2] Zoning Compliance "Legal" Not Checked [1] Flood Insurance Required on Appraisal - Yes
DU Section: Credit and Liabilities: Credit report dated 04/08/2014 reflects 2 collection accounts:  XXX unsecured account #76242 with a balance owing of $184,282 and XXX installment account #76251 with a balance owing of $86,689. Per DU Condition #13, all accounts with a balance of $250 or more must be paid in full prior to or at closing and funds sufficient to settle the accounts must be verified and documented. Imaged file is missing all required documentation to verify these accounts were paid in full.
Per appraisal, property is located in an area with Illegal zoning and appraiser noted: No permits provided for addition. Specific Zoning Classification is Single Family Residential.
 Per credit report and Short Sale approval letter dated 06/04/2009,XXX mortgage #51075 was paid and lender accepted settlement on the account, which meets the two year minimum waiting period for a preforeclosure sale as required by DU Condition #5.
					3	[3] TIL Incomplete [1] Loan Exempt from ATR Rule [1] TILA Designation: ATR Exempt	Imaged file is missing Final TIL executed by Non-Applicant title holder XXX. File only contains Final TIL executed by Borrower XXX.	NO		Cashout Refi	Investment Property	65.29	65.29	49.49	TILA Designation: ATR Exempt
71250	3	3	[3] 442 Dated Post Closing
Appraisal dated 03/20/2014 was completed Subject to: Floor coverings throughout (carpet and tile); painting exterior and interior including baseboard molding and returning pool to blue swimmable state. Imaged file contains a Completion Cert dated after closing on 12/XX/2014 that reflects: The requested renovations were all completed. See the attached photos. The interior of the property was completed. The kitchens and bathrooms were remodeled. The flooring was all installed. The walls and ceiling were all repaired, cleaned and painted. The swimming pool was cleaned as requested. All the interior and exterior renovations were completed, as seen in the attached photographs. HUD Line 103 reflects $22,980 escrow hold back for repairs however, Escrow Agreement is not in file. Subject transaction is a Fannie Mae Homestyle Renovation Purchase.
					3
[3]   [REGZS] Home Loan Provision: If OCC and app date = or > 4/6/11 (excluding HELOCs) - Anti-steering disclosure not found in file.  Note that while the disclosure not required by regulation, providing the proper anti-steering disclosure provides a presumption of compliance or "safe harbor" to facilitate compliance with the Reg Z anti-Steering provision.  Because assignees of non-compliant loans are subject to the civil liability and enforcement provisions of federal Truth-in-Lending Act, we cite exceptions for both violations of the LO Compensation rule and possible violation of the Anti-Steering rules if there is no evidence of compliance in the file.
[2]   State - Missing Lock In Agreement
[1]   QM Loan - Temporary Definition
[1]   Perm/Temp QM APR Test - APR below HPML Threshold.  Safe Harbor
 [1]   TILA Designation: Safe Harbor QM (Temporary Definition)

[REGZS] Home Loan Provision: If OCC and app date = or > 4/6/11 (excluding HELOCs) - Anti-steering disclosure not found in file.  Note that while the disclosure not required by regulation, providing the proper anti-steering disclosure provides a presumption of compliance or "safe harbor" to facilitate compliance with the Reg Z anti-Steering provision.  Because assignees of non-compliant loans are subject to the civil liability and enforcement provisions of federal Truth-in-Lending Act, we cite exceptions for both violations of the LO Compensation rule and possible violation of the Anti-Steering rules if there is no evidence of compliance in the file.
										Purchase	Owner Occ	95	95	40.7503	Safe Harbor QM (Temporary Definition)
71251	3	3	[3] Escrow Holdback [3] DU Section: Verification Messages; all requirements not met; Conventional File
DU Section: Verification Messages:  Imaged file is missing evidence that the lender obtained mortgage insurance coverage of at least 16% with an MI loan-level price adjustment or mortgage insurance coverage of 30% as required by DU Condition #11.
 HUD Line 103 reflects $20,350 escrow hold back for repairs. Escrow Agreement is in file. Appraisal dated 05/14/2014 was completed Subject to: Subject has a Contractors checklist of repairs that I have included in this report. The report is being prepared Subject To Those Repairs Completed. The repairs noted in the Contractors checklist are not specific except for replacement of doors, floor covering, etc. There is also some cost for millwork, paint, plumbing, and electrical. I saw no additional items that would warrant repairs. Subject transaction is a Fannie Mae Homestyle Renovation Purchase and per Construction agreement in file dated 05/14/2014, repairs need to be completed by 08/14/2014 however, Completion Cert is dated 03/24/2015 after the agreement expiration date. In addition, the Completion Cert is marked Yes for all improvements completed however, file is missing the attached addenda as noted on the Completion Cert.
					2	[2] RegX Violation: Borrower was not provided with a current list of local homeownership counseling organizations within 3 days of application [1] TILA Designation: Safe Harbor QM (Temporary Definition) [1] QM Loan - Temporary Definition [1] Perm/Temp QM APR Test - APR below HPML Threshold. Safe Harbor	Homeownership Counseling Organizations form in file is not dated; therefore we are not able to determine if it was provided to borrower within 3 days of the application.			Purchase	Owner Occ	94.62	94.62	42.84
71252	2	2	[2] >6 Months Marketing - Yes [2] DU identified Potential Red Flag(s); Conventional File [1] Flood Insurance Required on Appraisal - Yes	Potential Red Flags: The Desktop Underwriter collateral assessment model indicates that the submitted value estimate for this cash-out refinance transaction may be excessive. The lender should carefully review the appraisal for this transaction. No issues were found.	2	[2] State - Missing Pre-Application Dislcosure [2] State - Missing Lock In Agreement [1] Loan Exempt from ATR Rule [1] TILA Designation: ATR Exempt				Cashout Refi	Investment Property	58.73	58.73	46.7586	TILA Designation: ATR Exempt
71253	2	1			2	[2] State - Missing Fair Lending Notice [2] RegX Violation: Borrower was not provided with a current list of local homeownership counseling organizations within 3 days of application [1] TILA Designation: Safe Harbor QM (Temporary Definition) [1] QM Loan - Temporary Definition [1] Perm/Temp QM APR Test - APR below HPML Threshold. Safe Harbor
Homeownership Counseling Organizations form in file does not list 10 agencies as required. File was originated by XXX. JCIII is aware of the CFPB bulletin issued in Nov 2013 that instructs lenders electing to comply with the notice of housing counselors using option 2 (generate and provide own list) to provide disclosures directing consumers to the CFPB website until they get their system updated. Without knowledge of whether lender intends to comply with the Rule using option 1 or option 2, we report and cite use of this form as a violation and would be amenable to clearing on a case by case basis if determined that the lender is in fact in the process of implementing a system change to generate their own list of housing counselors to include in the disclosure.  With this said, please advise if originator intends to prepare their own list and are in the process of implementing this system change.
										Rate/Term Refi	Owner Occ	59.46	59.46	49.1509	Safe Harbor QM (Temporary Definition)
71254	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Missing Initial Application		2	[2] Affiliated Business Doc Missing [2] State - Missing Guaranty Terms Agreement [2] State - Missing Notice to Cosigner [2] State - Missing Tangible Net Benefit Disclosure				Rate/Term Refi	Owner Occ	80	100	36.02
71255	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing [3] MI Missing [3] Mortgage Missing [3] Missing Title Evidence [3] Missing Initial Application [3] FHA Case Number Assignment Missing	Case Query results are not provided to indicate if UFMIP was paid, FHA loan, missing MIC.	3	[3] TIL Missing [3] HUD-1 Missing [2] State - Missing Mortgage Banker Disclosure [2] State - Missing Loan Agreement Rider [2] State - Missing Collateral Protection Insurance Notice [2] State - Missing Notice of Penalties for Making False or Misleading Written Statement [2] Initial GFE Missing [2] Initial TIL Missing		YES		Purchase	Owner Occ	94.29	94.29
71256	3	3	[3] Credit Report Missing [3] Missing Initial Application [3] Balloon Under 7 Years	Per note dated 08/XX/1998, loan is 1 year balloon.	3	[3] APR Tolerance UnderDisclosed 0.125 [3] Finance Charge underdisclosed >$100 for Purchase [2] State - Missing Mortgage Banker Disclosure [2] State - Missing Residential Mortgage Loan Originator Disclosure [2] State - Missing Loan Agreement Rider [2] State - Missing Notice of Penalties for Making False or Misleading Written Statement [2] State - Missing Complaints and Inquiries Notice [2] Initial GFE Missing	APR under disclosed by .2601 which exceeds the .125 tolerance. Finance charges under disclosed by $146.81 which exceeds the $100 tolerance for purchase transactions. Unable to determine under disclosure due to missing itemization of amount financed.		APR - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL. Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	95	95
71257	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application [2] Only Preliminary Title in File [2] Negam by Note Design		2	[2] State - Missing Prepayment Penalty Notice or Notice to Refuse Payment on the Note				Cashout Refi	Owner Occ	72.94	72.94
71258	3	1			3	[3] Finance Charge underdisclosed >$35 for Refinance [2] Credit Score Disclosure Not Present [2] Affiliated Business Doc Missing [2] State - Missing Loan Origination and Compensation Agreement [2] State - Missing Loan Application Supplemental Disclosure [2] State - Missing Mtg Lender Disclosures Required by Atty General Consumer Protection Regulations [2] State - Missing Stated Income Disclosure [2] Initial TIL Missing	Finance charges under disclosed by $368.32 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Cashout Refi	Owner Occ	66.35	66.35
71259	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] Affiliated Business Doc Missing				Cashout Refi	Owner Occ	90	90	50
71260	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		3
[3]   TIL Missing
[3]   ROR Missing
[3]   HUD-1 Missing
[2]   Credit Score Disclosure Not Present
[2]   State - Missing Consumer Credit Score Disclosure
[2]   State - Missing Fair Lending Notice
[2]   State - Missing Hazard Insurance Disclosure
[2]   State - Missing Mortgage Loan Disclosure Statement (DRE)
[2]   State - Missing Comparison of Sample Mortgage Features: Typical Mortgage
[2]   State - Missing Acknowledgment of Receipt of Good Faith Estimate
[2]   State - Missing Domestic Partnership Affidavit
[2]   State - Missing Finance Lender Information Disclosure
[2]   State - Missing Impound Authorization Disclosure
[2]   State - Missing Interim Interest Disclosure
[2]   State - Missing Notice to Cosigner
[2]   Initial GFE Missing
 [2]   Initial TIL Missing
								YES	ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Cashout Refi	Owner Occ	100	100
71262	2	1			2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Broker Agreement [2] Initial TIL Missing				Cashout Refi	Owner Occ	60	60	43.47
71263	1	1			1					Cashout Refi	Owner Occ	80	80	56.71
71265	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] Affiliated Business Doc Missing				Cashout Refi	Owner Occ	72.28	72.28	45.72
71266	2	1			2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial GFE Missing [2] Initial TIL Missing				Cashout Refi	Owner Occ	80	80	16.98
71267	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] Affiliated Business Doc Missing [2] State - Missing Pre-Application Dislcosure [2] Initial GFE Missing [2] Initial TIL Missing				Rate/Term Refi	Owner Occ	90.57	90.57	47.21
71268	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Mortgage Consumer Disclosure [2] State - Missing Commitment Letter [2] State - Missing Rate Lock [2] State - Missing Application Disclosure [2] State - Missing Freedom to Choose / Anti-Coercion Disclosure [2] State - Missing or Incomplete Variable Rate Disclosure [2] Initial GFE Missing [2] Initial TIL Missing				Cashout Refi	Owner Occ	90	90	48.59
71269	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		2	[2] Initial GFE Missing [2] Initial TIL Missing				Rate/Term Refi	Owner Occ	85	99.76	36.808
71270	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] Affiliated Business Doc Missing [2] Initial GFE Missing				Rate/Term Refi	Investment Property	69.94	69.94	39.698
71271	2	1			2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] State - Missing Notice to Purchaser-Mortgagor [2] State - Missing Broker Agreement [2] Initial GFE Missing				Purchase	Second Home	75	75	41.459
71272	2	1			2	[2] State - Missing Application Addedum stating applicant, if married, may apply for a separate account [2] State - Missing Domestic Partnership Affidavit				Rate/Term Refi	Investment Property	65.45	65.45	33.67
71273	2	1			2	[2] Affiliated Business Doc Missing [2] State - Missing Broker Agreement [2] State - Missing Notice to Borrower/Prospective Borrower / Homeowner Protection Notice [2] State - Missing Property Tax Benefit Disclosure (State Form 51781 (6-04)				Cashout Refi	Owner Occ	59.9	59.9	22.52
71274	3	1			3	[3] ROR Incomplete [2] State - Missing Lock In Disclosure [2] Initial TIL Missing	Incomplete ROR due to missing expiration date.		ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	61	61	42.808
71275	2	1			2	[2] Credit Score Disclosure Not Present				Cashout Refi	Owner Occ	22.16	22.16	57.97
71276	2	2	[2] Combined Orig LTV >100%		2	[2] State - Missing Borrower Information Document [2] State - Mising Illinois Mortgage Escrow Act Disclosure [2] State - Missing Escrow Account Disclosure Agreement				Rate/Term Refi	Owner Occ	87.56	103.13	25.04
71277	3	3	[3] MI Missing	VA loan, missing LGC.	3	[3] Finance Charge underdisclosed >$35 for Refinance [2] State - Missing Anti-Coercion Notice [2] State - Missing Application Disclosure [2] State - Missing Lock-In Agreement	Finance charges under disclosed by $643.18 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Cashout Refi	Owner Occ	77.45	77.45	26.91
71278	3	3	[3] Missing Initial Application		2	[2] State - Missing Application Disclosure [2] State - Missing Oral Modifications of Credit Agreements / Confirmation of Statements on Note [2] GFE1 Written list of service providers not given to borrower				Rate/Term Refi	Owner Occ	94.24	94.24	20.36
71279	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial GFE Date not within 3 days of Initial Application Date [2] State - Missing Application Disclosure [2] State - Missing Commitment Disclosure [2] State - Missing Waiver of Borrower's Rights [2] State - Missing Affidavit of Borrower Under Residential Mortgage Act [2] State - Missing GA Foreclosure Disclosure / Notice Pursuant To O.C.G.A. Section 7-1 [2] Initial TIL Missing				Cashout Refi	Owner Occ	92.96	92.96	44.94
71280	3	3	[3] MI Missing [2] Only Preliminary Title in File		1					Purchase	Owner Occ	96.67	100	45.285
71281	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		3	[3] TIL Missing [3] Initial GFE Missing [3] ROR Missing [3] HUD-1 Missing [3] Initial TIL Missing [2] Affiliated Business Doc Missing [2] State - Missing Construction Financing Notice [2] State - Missing Dual Status / Dual Capacity Disclosure [2] State - Missing Notice to Cosigner [2] Credit Score Disclosure Not Present	File does not contain any GFEs for review.	YES	ROR - 3yrs for rescindable transactions. The loan is outside the SOL. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Cashout Refi	Owner Occ	73.36	73.36
71282	3	3	[3] Final Application Missing [3] Missing Initial Application		1					Purchase	Owner Occ	80	100	35.161
71283	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Commitment Disclosure [2] State - Missing Affidavit of Borrower Under Residential Mortgage Act [2] State - Missing GA Foreclosure Disclosure / Notice Pursuant To O.C.G.A. Section 7-1 [2] State - Missing Right to Select Attorney Disclosure [2] Initial GFE Missing				Cashout Refi	Investment Property	84.52	84.52
71284	2	1			2	[2] State - Missing Virginia Insurance Disclosure				Cashout Refi	Owner Occ	80	100	37.53
71285	3	3	[3] Credit Report Missing		3	[3] Finance Charge underdisclosed >$100 for Purchase [2] State - Missing Borrower's Bill of Rights	Finance charges under disclosed by $225 which exceeds the $100 tolerance for purchase transactions. TIL Itemization did not disclose the settlement closing fee of $175, recording service fee of $25, courier fee of $25, e-doc fee of $20 and tax service fee of $25 as prepaid finance charges.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	80	80	39.33
71286	3	3	[3] Credit Report Missing		2
[2]   Credit Score Disclosure Not Present
[2]   State - Missing Borrower Information Document
[2]   State - Missing Broker Agreement
[2]   State - Mising Illinois Mortgage Escrow Act Disclosure
[2]   State - Missing Rate and Points Lock/Float Agreement
[2]   State - Missing Application Disclosure Statement
[2]   State - Missing Description of Underwriting Criteria and Required Documentation
[2]   State - Missing Loan Product Choice / Prepayment Penalty Disclosure
[2]   State - Missing Escrow Account Disclosure Agreement
[2]   State - Missing Collateral Protection Act Disclosure
[2]   Loan is subject to IL Predatory Lending Database Program
[2]   State - Missing Notice of Choice of Agent or Insurer
[2]   State - Missing Loan Brokerage Disclosure Statement
 [2]   State - Missing FHA/VA Allowed / Disallowed Borrower Paid Charges Disclosure
							Loan is subject to IL predatory Lending Database Program. Certificate of Exemption from IL predatory Lending Database Program found in file.			Rate/Term Refi	Owner Occ	95	95	46.66
71287	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Choice of Insurance Disclsoure [2] State - Missing Statute of Frauds Statement [2] State - Missing Escrow Agent Notice [2] Initial GFE Missing				Cashout Refi	Investment Property	75	75
71288	2	1			2	[2] State - Missing Attorney Disclosure [2] State - Missing Application Disclosure [2] State - Missing Lock In Agreement [2] State - Missing Initial Tax Authorization Notice [2] State - Missing Commitment Letter				Rate/Term Refi	Owner Occ	68.97	68.97	21.01
71289	3	1			3	[3] Finance Charge underdisclosed >$35 for Refinance [3] ROR Incorrect Form - Lender to Lender Not On H9/G9 [2] Violation of SAFE Act/Agency Final Rules Originator name and/or NMLS ID not printed on credit application - Application date between 1/1/11 and 1/9/14 [2] Initial TIL Date not within 3 days of Initial Application Date	Finance charges under disclosed by $525 which exceeds the $35 tolerance for refinance transactions. Unable to determine the reason for the under disclosure due to missing the itemization of amount financed. Initial TIL dated 08/15/2011 is not within 3 days of application 8/10/2011or the credit report that is dated 8/10/2011. Loan is originated and closed by XXX ROR incorrect form used for lender to lender refinance, H9 or G9 form not used.
Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.

 ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor. The loan is outside the SOL.
										Rate/Term Refi	Owner Occ	77.57	77.57	31.28
71290	2	1			2	[2] State - Missing Purchase Money Borrower Notification Dislcosure [2] State - Missing Disclosure of Terms of Mortgage Application [2] State - Missing Rate Lock Disclosure [2] State - Missing Prepayment penalty disclosure [2] State - Missing Oral Agreement Notice [2] Violation of SAFE Act/Agency Final Rules Origination Company and/or NMLS ID not printed on credit application - Application date between 1/1/11 and 1/9/14				Purchase	Owner Occ	80	80	31.36
71291	2	1			2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] State - Missing Impound Authorization Disclosure	Initial GFE dated 11/15/2011 is not within 3 days of application 11/09/2011. Initial TIL dated 11/15/2011 is not within 3 days of application 11/09/2011. Loan is originated and closed by XXX			Purchase	Owner Occ	80	80	25.25
71292	1	1			1					Purchase	Second Home	80	80	43.41
71293	2	1			2	[2] State - Missing Statutory Authority Disclosure				Purchase	Owner Occ	91.02	91.02	29.75
71294	3	1			3	[3] ROR Incorrect Form - Non Lender to Lender Not On H8/G8	ROR incorrect form used for non lender to lender refinance, H8 or G8 form not used.		ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	66.67	66.67	45.62
71295	3	3	[3] Credit Report Missing [2] Combined Orig LTV >100%		3	[3] No tolerance fees increased at closing (Transfer Taxes) [3] ROR Incorrect Form - Lender to Lender Not On H9/G9	No tolerance fees increase: Transfer Taxes increased; most recent binding GFE dated 11/13/2010 disclosed Transfer taxes as $765.86 increased at closing to $765.90. This is due to the fact that GFE4 dated 12/07/2010 reflects an undocumented increase in transfer tax from $765.86 to $777.55. ROR incorrect form used for lender to lender refinance, H9 or G9 form not used.		ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	109.18	109.18	38
71296	3	3	[3] MI Missing [3] FHA Case Number Assignment Missing	Case Query results are not provided to indicate if UFMIP was paid, FHA loan, missing MIC.	2	[2] GFE1 Written list of service providers not given to borrower				Purchase	Owner Occ	96.5	96.5	43.6
71297	3	3	[3] Final Application Missing [3] MI Missing [3] FHA Case Number Assignment Missing	Case Query results are not provided to indicate if UFMIP was paid, FHA loan, missing MIC.	1					Purchase	Owner Occ	96.5	96.5	28.48
71298	3	3	[3] MI Missing [3] Missing Initial Application		3	[3] APR Tolerance UnderDisclosed 0.125 [3] ROR Violation Funding date is prior to or equals the ROR End Date [2] State - Missing Mortgage Consumer Disclosure [2] State - Missing Application Disclosure [2] State - Missing Freedom to Choose / Anti-Coercion Disclosure	APR under disclosed by .5023 which exceeds the .125 tolerance. ROR executed by borrowers on 5/XX/2004 with expiration of rescission period noted as 5/XX/2004. HUD reflects a funding date of 5/XX/2004, equal to the rescission execution date, and 0 days interest was collected which coincides with a 5/XX/2004 funding date.		APR - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL. ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Construction To Perm	Owner Occ	84.91	84.91	39.53
71299	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] Credit Score Disclosure Not Present [2] State - Missing Disclosure of Terms of Mortgage Application [2] State - Missing Lock In Disclosure [2] State - Missing Virginia Insurance Disclosure [2] State - Missing Choice of Settlement Agent Disclosure				Purchase	Owner Occ	75	90	27.775
71301	3	3	[3] MI Missing	Case Query results provided do not indicate UFMIP was paid, FHA loan, missing MIC.	1					Purchase	Owner Occ	96.5	96.5	26.25
71302	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Credit Score Disclosure Not Present				Rate/Term Refi	Owner Occ	82.35	82.35
71304	3	2	[2] Manufactured (Double-Wide)		3	[3] Federal Higher-Priced Mortgage Loan [2] HMDA-reportable rate spread (10/1/09 and later)	Federal Higher-Priced Mortgage Loan - stated APR (5.159%) and audited APR (4.9526%) exceeds the HPML threshold of 4.93% (1.5% over applicable APOR, 3.43%). Loan appears to be a compliant Fed HPML.		Federal Higher-Priced Mortgage Loan - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Rate/Term Refi	Owner Occ	77.05	77.05
71305	3	3	[3] Credit Report Missing		3	[3] HUD-1 Incomplete [2] Credit Score Disclosure Not Present	Final HUD not executed by the borrower or certified by the settlement agent.	YES		Purchase	Owner Occ	80	80	49.33
71306	3	1			3	[3] APR Tolerance UnderDisclosed 0.125 [3] Finance Charge underdisclosed >$100 for Purchase [2] Affiliated Business Doc Missing [2] State - Missing Commitment Disclosure [2] State - Missing Waiver of Borrower's Rights [2] State - Missing Affidavit of Borrower Under Residential Mortgage Act [2] State - Missing Right to Select Attorney Disclosure	APR under disclosed by .2655 which exceeds the .125 tolerance. Finance charges under disclosed by $2,049.01 which exceeds the $100 tolerance for purchase transactions. TIL Itemization did not disclose the origination fee of $1,500, tax service fee of $105, flood cert fee of $11.95, closing fee of $450, and a tax service fee of $15 as prepaid finance charges. There is a seller credit on line 209 of the HUD for $3,300 that is not itemized, therefore, applied to non-APR fees first.		APR - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL. Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	69.15	69.15	28.388
71307	1	1			1					Purchase	Owner Occ	100	100	23.08
71308	3	3	[3] Missing Initial Application		3	[3] HUD-1 Estimated [2] State - Missing Insurance Disclosure [2] HMDA-reportable rate spread (1/1/04-10/1/09)	Estimated HUD in file is executed by the borrower and certified by the settlement agent.	YES		Cashout Refi	Owner Occ	82.5	82.5	46.03
71309	3	3	[3] Appraisal Missing		3	[3] TIL Missing [2] Affiliated Business Doc Missing [2] State - Missing Commitment Letter [2] State - Missing Consumer Disclosure Statement [2] State - Missing Application Disclosure [2] State - Missing Notice of Choice of Agent or Insurer [2] State - Missing Acknowledgment of Receipt of Disclosure Regarding ARM Loan Without Prepayment		YES		Cashout Refi	Owner Occ	44	44	26.68
71310	3	1			3	[3] Increase in 10% tolerance fees exceeds 10% [2] Affiliated Business Doc Missing	HUD 10% tolerance fees increased more than allowed: Total fees subject to 10% tolerance were disclosed from binding GFE dated 09/10/2010 in the amount of $1791 and the total collected was $2121, resulting in an increase of $330 or 18.43%. This is due to the fact that GFE3 dated 09/30/2010 reflects an undocumented increase in title services and lenders title insurance from $1104 to $1434.			Rate/Term Refi	Owner Occ	80	80	27.78
71311	1	1			1					Rate/Term Refi	Owner Occ	71.43	71.43	42.46
71312	3	1			3	[3] No tolerance fees increased at closing (Origination Charge) [2] State - Missing Appraisal Notice [2] Violation of SAFE Act/Agency Final Rules Originator name and/or NMLS ID not printed on credit application - Application date between 1/1/11 and 1/9/14 [2] Violation of SAFE Act/Agency Final Rules Origination Company and/or NMLS ID not printed on credit application - Application date between 1/1/11 and 1/9/14 [2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] State - Missing Virginia Insurance Disclosure	Initial GFE dated 02/16/2011 is not within 3 days of application 0208/2011. Initial TIL dated 02/16/2011 is not within 3 days of application 02/08/2011 or the credit report that is dated 02/08/2011. Loan is originated and closed by XXX No tolerance fees increased at closing: Origination charges increased from most recent binding GFE dated 02/16/2011 disclosed Origination charges as $846 increased at closing to $2670.00.			Rate/Term Refi	Owner Occ	75.37	75.37	38.15
71313	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		3
[3]   [REGZS] Home Loan Provision: If OCC and app date = or > 4/6/11 and lender paid broker comp shown on HUD (excluding HELOCs) - Anti-steering disclosure not found in file.  Note that while the disclosure not required by regulation, providing the proper anti-steering disclosure provides a presumption of compliance or “safe harbor” to facilitate compliance with the Reg Z anti-Steering provision.  Because assignees of non-compliant loans are subject to the civil liability and enforcement provisions of federal Truth-in-Lending Act, we cite exceptions for both violations of the LO Compensation rule and possible violation of the Anti-Steering rules if there is no evidence of compliance in the file.
[3]   No tolerance fees increased at closing (Credit or Charge for Interest Rate)
[3]   No tolerance fees increased at closing (Adjusted Origination Charges)
[2]   State - Missing Escrow Agent Notice
 [2]   Credit Score Disclosure Not Present

[REGZS] Home Loan Provision: If OCC and app date = or > 4/6/11 and lender paid broker comp shown on HUD (excluding HELOCs) - Anti-steering disclosure not found in file.  Note that while the disclosure not required by regulation, providing the proper anti-steering disclosure provides a presumption of compliance or “safe harbor” to facilitate compliance with the Reg Z anti-Steering provision.  Because assignees of non-compliant loans are subject to the civil liability and enforcement provisions of federal Truth-in-Lending Act, we cite exceptions for both violations of the LO Compensation rule and possible violation of the Anti-Steering rules if there is no evidence of compliance in the file.
No tolerance fees increased at closing: Adjusted Origination charges increased from most recent GFE dated 8/10/2011; Adjusted Origination disclosed as ($1,176.25) increased at closing to ($443.75). This is due to the fact that GFE2 dated 9/6/2011 reflects an undocumented decrease in Credit for interest rate from ($4,321.75) to ($3,589.25) therefore an undocumented increase in Adjusted Origination charges from ($1,176.25) to ($443.75).
 No tolerance fees increased at closing: Credit for Interest Rate disclosed on the most recent GFE dated 8/10/2011 of ($4321.75) but final HUD discloses a credit of ($3589.25). This is due to the fact that GFE2 dated 9/6/2011 reflects an undocumented decrease in Credit for interest rate from ($4,321.75) to ($3,589.25) therefore an undocumented increase in Adjusted Origination charges from ($1,176.25) to ($443.75).
										Cashout Refi	Owner Occ	73.25	73.25	35.94
71314	3	1			3	[3] Initial TIL Missing [2] Initial GFE Missing			TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	81.66	81.66	49.05
71315	3	1			3	[3] Finance Charge underdisclosed >$35 for Refinance [3] Initial TIL Missing [3] Missing Certificate of Compliance/Exemption from IL Predatory Lending Database Program [2] State - Missing Notice of Choice of Agent or Insurer [2] Initial GFE Date not within 3 days of Initial Application Date [2] State - Missing Borrower Information Document [2] State - Mising Illinois Mortgage Escrow Act Disclosure [2] State - Missing Description of Underwriting Criteria and Required Documentation [2] Loan is subject to IL Predatory Lending Database Program	Finance charges under disclosed by $750 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed. Initial GFE dated 6/23/2012 is not within 3 days of application 6/3/2012. Loan is subject to IL predatory Lending Database Program. Certificate of Exemption from IL predatory Lending Database Program is not in file. Loan is subject to IL predatory Lending Database Program. Certificate of Exemption from IL predatory Lending Database Program is not in file.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is Outside the SOL. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is Outside the SOL.	Cashout Refi	Owner Occ	39.45	39.45	25.27
71316	3	3	[3] Appraisal Missing [3] Credit Report Missing [3] Missing Initial Application		3
[3]   State Late Charge Not Standard
[3]   Initial TIL Missing
[3]   Change date(s) in TIL rate/payment disclosure inaccurate
[2]   State - Missing Appraisal and Consumer Report Notice
[2]   State - Missing  Borrower's Choice of Attorney Disclosure
[2]   State - Missing  Fair Credit Reporting Act Notice
[2]   Initial GFE Date not within 3 days of Initial Application Date
[2]   Credit Score Disclosure Not Present
[2]   State - Missing Broker Compensation Disclosure
[2]   State - Missing Interest Rate Disclsoure
[2]   State - Missing Commitment
[2]   State - Missing Insurance Disclsoure
[2]   State - Missing Application Disclosure
[2]   State - Missing Prevailing Commitment Disclosure
 [2]   State - Missing Tax Escrow Account Designation
							Change dates in the TIL rate/payment disclosure inaccurate. Maximum During First Five Years column should list 01/XX/2013 (funding date) or 03/XX/2013 (first payment date) as the change date since this is the earliest date the maximum interest rate may be reached; Final TIL shows 02/XX/2013. Initial GFE dated 01/28/2013 is not within 3 days of application 12/28/2012. Late charge fee of 5% exceeds the max allowed of 2% for the state of New York.		TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is Outside the SOL. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is Outside the SOL.	Rate/Term Refi	Second Home	100	100
71319	3	1			3
[3]   No tolerance fees increased at closing (Credit or Charge for Interest Rate)
[3]   No tolerance fees increased at closing (Adjusted Origination Charges)
[2]   State - Missing Notice to Cosigner
[2]   Violation of SAFE Act/Agency Final Rules Origination Company and/or NMLS ID not printed on credit application - Application date between 1/1/11 and 1/9/14
[2]   Affiliated Business Doc Missing
[2]   State - Missing Fair Lending Notice
[2]   State - Missing Loan Commitiment
[2]   State - Missing Mortgage Loan Disclosure Statement (DRE)
[2]   State - Missing Comparison of Sample Mortgage Features: Typical Mortgage
[2]   State - Missing Finance Lender Information Disclosure
 [2]   State - Missing Impound Authorization Disclosure
							No tolerance fees increased at closing: Adjusted Origination charges increased from most recent binding GFE dated 01/02/2013; Adjusted Origination charges disclosed as $995.00 increased at closing to $1861.40. No tolerance fees increased at closing: Credit for Interest Rate disclosed on the most recent binding GFE dated 01/02/2013 of ($4343.00) but final HUD discloses a credit of ($3476.60).			Purchase	Owner Occ	80	80	49.43
71320	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application [2] Combined Orig LTV >100%		3	[3] ROR Missing [3] APR Tolerance UnderDisclosed 0.125 [3] Finance Charge underdisclosed >$35 for Refinance [3] TIL Incomplete [2] State - Missing Application Disclosure Statement / Advance Fee Agreement [2] Initial TIL Missing [2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Credit Score Disclosure Not Present
APR under disclosed by 1.018 which exceeds the .125 tolerance.
Final TIL was signed by the borrower at closing, however, reflects estimated APR, finance charges, amount financed and total payment figures.
 Finance charges are under-disclosed by $29,108.85 which exceeds the $35 tolerance for refinance transactions.  While the Pay Right Rewards Program on the Addendum to the Note indicates a rate reduction of 0.20% after every 12 months for the first 10 years, said rate reduction is subject to terms and conditions that are not guaranteed and borrower may not necessarily qualify for, therefore, TIL is tested based on original terms of Note.
									ROR - 3yrs for rescindable transactions. The loan is outside the SOL. APR - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL. Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Cashout Refi	Owner Occ	102.58	102.58
71321	3	3	[3] Final Application Missing [2] Manufactured (Double-Wide)		2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] Credit Score Disclosure Not Present [2] State - Missing Choice of Attorney disclosure [2] State - Missing Amortization Information Disclosure				Purchase	Owner Occ	95	95	34.64
71322	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Appraisal Incomplete [3] Missing Initial Application	Appraisal incomplete due to missing recertification of value. Appraisal report dated 05/24/2007, loan originated 03/XX/2008..	2	[2] Credit Score Disclosure Not Present [2] Affiliated Business Doc Missing [2] State - Missing Anti-Coercion Disclosure / Notice of Choice of Agent or Insurer [2] State - Missing Broker Agreement / Mortgage Loan Origination Agreement [2] State - Missing cautionary notice pursuant to AL Code Section 5-19-6(a) on Note				Cashout Refi	Owner Occ	99.64	99.64
71323	3	3	[3] Missing Initial Application		2	[2] State - Missing Anti-Coercion Notice [2] State - Missing Choice of Attorney disclosure [2] State - Missing Amortization Information Disclosure				Cashout Refi	Owner Occ	90	90	38.99
71324	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Missing Initial Application		3	[3] Note Missing [2] State - Missing Appraisal Notice [2] HMDA-reportable rate spread (1/1/04-10/1/09)		YES		Cashout Refi	Owner Occ	37.97	37.97	54.871
71325	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Missing Initial Application		3	[3] Note Missing [3] HUD-1 Incomplete [2] State - Missing Acknowledgment of Receipt of Home Mortgage Loan Informational Document / Attorney General Information Statement [2] State - Missing Mortgage Loan Origination Dislcosure [2] State - Missing Anti-Discrimination Notice [2] State - Missing Attorney General Information Statement [2] State - Missing Statutory Authority Disclosure [2] State - Missing Notice of Escrow of Taxes and Regular Monthly Payment [2] State - Missing Closing Statement / Closing Disclosure [2] Initial GFE Missing [2] HMDA-reportable rate spread (1/1/04-10/1/09)	HUD in file is not executed by borrower; however, is stamped by settlement agent.	YES		Rate/Term Refi	Owner Occ	80	100
71326	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application [2] Combined Orig LTV >100%		3	[3] ROR Missing [3] APR Tolerance UnderDisclosed 0.125 [3] Finance Charge underdisclosed >$35 for Refinance [3] TIL Incomplete [2] State - Missing Anti-Coercion Notice [2] State - Missing Application Disclosure [2] State - Missing Broker Agreement [2] Initial GFE Missing [2] Initial TIL Missing [2] Credit Score Disclosure Not Present [2] HMDA-reportable rate spread (1/1/04-10/1/09)	APR under disclosed by 2.2293 which exceeds the .125 tolerance. Final TIL was signed at closing; however, reflects estimated Finance Charge and Total Payment figures. Finance charges under disclosed by $134284.03 which exceeds the $35 tolerance for refinance transactions. Under disclosure appears to be caused by timely payments payment stream on TIL.		ROR - 3yrs for rescindable transactions. The loan is outside the SOL. APR - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL. Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Cashout Refi	Owner Occ	105.26	105.26
71328	3	3	[3] MI Missing	Case Query results are not provided to indicate if UFMIP was paid, FHA loan, missing MIC.	3	[3] Finance Charge underdisclosed >$35 for Refinance [2] State - Missing Notice of Right to Select Attorney	Finance charges under disclosed by $95.89 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing complete TIL itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	87.83	87.83	48.21
71329	3	1			3	[3] Final TIL Date < 6 Days Prior to Origination Date (Non-IO Fixed) [3] Increase in 10% tolerance fees exceeds 10%
HUD 10% tolerance fees increased more than allowed: Total fees subject to 10% tolerance were disclosed from binding GFE dated 08/19/2010  in the amount of $2326.05 and the total collected was $2650.10, resulting in an increase of $324.05 or 13.93%. This is due to the fact that GFE3 dated 11/29/2010 reflects an undocumented increase in required services that we select from $644.05 to $1036.10.
 The APR on the initial TIL (4.608) is greater than .125 less than the APR on the Final TIL (4.788). The Final TIL is dated at closing (within 6 days), which is not allowed per new RegZ guidelines due to the spread of the APR's.
									TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Cashout Refi	Owner Occ	40.14	40.14	44.85
71330	3	3	[3] Appraisal Missing [2] Combined Orig LTV >100%		2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] State - Missing Domestic Partnership Affidavit [2] State - Missing Interim Interest Disclosure	Initial GFE dated 8/23/2013 is not within 3 days of application 8/14/2013. Initial TIL dated 8/23/2013 is not within 3 days of the credit report that is dated 8/14/2013. Loan is originated and closed by XXX			Rate/Term Refi	Owner Occ	117.49	117.49	46
71331	3	3	[3] MI Missing	VA loan, missing LGC.	2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [1] QM Loan - Temporary Definition	Initial GFE dated 5/1/2014 is not within 3 days of application 4/19/2014. Initial TIL dated 5/1/2014 is not within 3 days of application 4/19/2014 or the credit report that is dated 4/19/2014. Loan is originated and closed by XXX			Rate/Term Refi	Owner Occ	100	100	37.66	Safe Harbor QM (Temporary Definition)
71332	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] State - Missing Oral Modifications of Credit Agreements / Confirmation of Statements on Note	Initial TIL dated 1/16/2013 is not within 3 days of application 1/9/2013 or the credit report that is dated 1/9/2013. There is No evidence in file as to when the lender received the application from the broker.			Rate/Term Refi	Owner Occ	77.82	77.82	41.35
71333	3	3	[3] Appraisal Missing [2] Combined Orig LTV >100%		1					Rate/Term Refi	Owner Occ	107.68	107.68	50
71334	2	1			2	[2] State - Missing Borrower Information Document [2] State - Mising Illinois Mortgage Escrow Act Disclosure				Rate/Term Refi	Owner Occ	80	80	44.84
71335	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] State - Missing Interim Interest Disclosure				Rate/Term Refi	Investment Property	65.17	65.17	20.29
71336	3	3	[3] Missing Initial Application [2] Combined Orig LTV >100%		2	[2] Affiliated Business Doc Missing [2] State - Missing Interest Rate Disclosre				Purchase	Owner Occ	89.89	100.89	39.43
71337	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		3
[3]   TIL Missing
[3]   HUD-1 Missing
[2]   Credit Score Disclosure Not Present
[2]   State - Missing Borrower Information Document
[2]   State - Missing Broker Agreement
[2]   State - Mising Illinois Mortgage Escrow Act Disclosure
[2]   State - Missing Rate and Points Lock/Float Agreement
[2]   State - Missing Application Disclosure Statement
[2]   State - Missing Description of Underwriting Criteria and Required Documentation
[2]   State - Missing Escrow Account Disclosure Agreement
[2]   State - Missing Collateral Protection Act Disclosure
[2]   State - Missing Commitment Letter
[2]   State - Missing Notice of Choice of Agent or Insurer
[2]   State - Missing Loan Brokerage Disclosure Statement
[2]   Initial GFE Missing
 [2]   Initial TIL Missing
								NO		Purchase	Owner Occ	90	90
71341	3	3	[3] Application Incomplete	Final application incomplete due to missing origination entity information.	2	[2] State - Mising Illinois Mortgage Escrow Act Disclosure [2] State - Missing Description of Underwriting Criteria and Required Documentation [2] State - Missing Notice of Choice of Agent or Insurer [2] Initial GFE Missing [2] Initial TIL Missing				Cashout Refi	Owner Occ	80	95
71349	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		3	[3] TIL Incomplete [2] State - Missing Commitment Letter [2] State - Missing Disclosure of Terms of Mortgage Application [2] State - Missing Lock In Disclosure [2] State - Missing Virginia Insurance Disclosure [2] State - Missing Appraisal Notice [2] Initial GFE Missing	Final TIL incomplete due to missing borrower's signature.	NO		Cashout Refi	Investment Property	100	100
71351	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		3	[3] ROR Missing [2] Credit Score Disclosure Not Present [2] State - Missing Virginia Insurance Disclosure [2] State - Missing Appraisal Notice [2] Initial GFE Missing [2] Initial TIL Missing			ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Cashout Refi	Owner Occ	74.92	79.52
71359	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing [3] Missing Title Evidence [3] Missing Initial Application		3	[3] ROR Missing [2] Credit Score Disclosure Not Present [2] State - Missing Notice to Purchaser-Mortgagor [2] State - Missing Anti-Coercion Notice [2] State - Missing Broker Agreement [2] State - Missing Pre-Application Dislcosure [2] State - Missing Notice of Material Change of Mortgage Loan Terms [2] State - Missing Lock In Agreement [2] State - Missing Mortgage Loan Commitment [2] Initial GFE Missing [2] Initial TIL Missing			ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Construction To Perm	Owner Occ	77.63	77.63
71363	3	3	[3] Credit Report Missing [3] Mortgage Missing		3	[3] TIL Missing [3] ROR Missing [3] HUD-1 Incomplete [2] Affiliated Business Doc Missing [2] State - Missing Loan Product Choice / Prepayment Penalty Disclosure [2] Initial GFE Missing [2] Initial TIL Missing	Final HUD not signed by the borrower or stamped by settlement agent.	YES	ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Cashout Refi	Owner Occ	85	85	47.27
71367	3	3	[3] Final Application Missing [3] Missing Initial Application [2] Negam by Note Design		3	[3] HUD-1 Incomplete [2] State - Missing Disclosure and Acknowledgment of Involvement and Fees Earned by Mortgage Broker	Final HUD not signed by the borrower or stamped by settlement agent.	NO		Purchase	Owner Occ	80	80
71368	3	3	[3] Appraisal Incomplete [3] Missing Initial Application [2] Negam by Note Design	Appraisal incomplete due a PUD rider included with the mortgage, however the appraisal does not reflect the property as a PUD.	3	[3] Finance Charge underdisclosed >$100 for Purchase [2] Affiliated Business Doc Missing [2] State - Missing Notice to Purchaser-Mortgagor [2] State - Missing Anti-Coercion Notice [2] State - Missing Broker Agreement [2] State - Missing Pre-Application Dislcosure [2] State - Missing Lock In Agreement	Finance charges under disclosed by $13,864.01 which exceeds the $100 tolerance for purchase transactions. Closing instructions indicate the Index used was 3.24%. The lowest Index available within the look-back period is 3.36%.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	75	75	34.257
71371	3	3	[3] Final Application Missing [2] Negam by Note Design		3	[3] Finance Charge underdisclosed >$35 for Refinance [3] ROR Violation Funding date is prior to or equals the ROR End Date [2] State - Missing Application Addedum stating applicant, if married, may apply for a separate account [2] State - Missing Fair Lending Notice [2] State - Missing Hazard Insurance Disclosure [2] State - Missing Impound Authorization Disclosure [2] State - Missing Interim Interest Disclosure [2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date	Finance charges under disclosed by $1,024.06 which exceeds the $35 tolerance for refinance transactions. TIL Itemization only disclosed origination charges in the amount of $1,662, however, final HUD reflects $2,686.46. ROR executed by borrowers 1/XX/2007 with expiration of rescission period noted as 1/XX/2007. HUD reflects a funding date of 1/XX/2007, equal to the rescission period expiration date, and 16 days of interest was collected which coincides with a 1/XX/2007 funding date.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL. ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	80	80	41.07
71382	3	3	[3] Application Incomplete	Final application incomplete due to missing origination entity information.	2	[2] Affiliated Business Doc Missing [2] State - Missing Borrower Information Document [2] State - Mising Illinois Mortgage Escrow Act Disclosure [2] State - Missing Rate and Points Lock/Float Agreement [2] State - Missing Application Disclosure Statement [2] State - Missing Description of Underwriting Criteria and Required Documentation				Rate/Term Refi	Owner Occ	64.64	76.07	56.99
71384	2	1			2	[2] State - Mising Illinois Mortgage Escrow Act Disclosure [2] State - Missing Escrow Account Disclosure Agreement [2] Initial GFE Missing [2] Initial TIL Missing				Purchase	Owner Occ	89.69	89.69	35.54
71389	3	3	[3] Final Application Missing		2	[2] Affiliated Business Doc Missing [2] State - Missing Authorization to Complete Blank Spaces [2] State - Missing Application Disclosure / Advance Fee Agreement				Rate/Term Refi	Owner Occ	50.33	71.41	44.78
71397	3	3	[3] Missing Initial Application		1					Construction To Perm	Owner Occ	80	80	43
71401	3	3	[3] Final Application Missing		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Application Disclosure / Advance Fee Agreement [2] State - Missing Appraisal Notice [2] Initial TIL Missing				Cashout Refi	Owner Occ	79.8	79.8
71409	3	3	[3] Appraisal Incomplete	Appraisal incomplete due to being marked "subject to", no completion cert in file.	3	[3] TIL Incomplete [2] State - Missing Application Disclosure / Advance Fee Agreement [2] Credit Score Disclosure Not Present	Final TIL is marked final and was signed at closing; however, reflects estimated APR, Finance Charge, and Total Payment figures.	NO		Construction To Perm	Owner Occ	75	75
71433	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Missing Initial Application		2	[2] State - Missing Anti-Coercion Notice [2] State - Missing Broker Application Disclsoure [2] State - Missing Disclosure of Terms of Mortgage Application [2] State - Missing Rate Lock Disclosure [2] State - Missing Oral Agreement Notice [2] Initial GFE Missing [2] Initial TIL Missing				Cashout Refi	Owner Occ	80	92.9	46.02
71448	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial GFE Missing				Purchase	Owner Occ	100	100	49.98
71454	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Fair Lending Notice [2] State - Missing Mortgage Loan Disclosure Statement (DRE) [2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Finance Lender Information Disclosure [2] State - Missing Impound Authorization Disclosure [2] State - Missing Interim Interest Disclosure [2] State - Missing Notice to Cosigner [2] Initial TIL Missing				Cashout Refi	Owner Occ	90	90	38.7892
71457	2	1			2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Credit Score Disclosure Not Present				Cashout Refi	Investment Property	85	85	48
71466	3	3	[3] Credit Report Missing		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial GFE Date not within 3 days of Initial Application Date [2] Credit Score Disclosure Not Present [2] State - Missing Mortgage Broker Dislcosure [2] State - Missing Title Protection Disclosure [2] State - Missing Choice of Insurance Disclsoure				Purchase	Investment Property	70	70
71487	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] State - Missing Right to Select Attorney Disclosure				Cashout Refi	Owner Occ	80	89.58	43.53
71492	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Credit Score Disclosure Not Present [2] Affiliated Business Doc Missing [2] Initial GFE Missing				Purchase	Investment Property	58.14	58.14
71493	3	1			3	[3] HUD-1 Estimated [3] TIL Incomplete [2] State - Missing Anti-Coercion Notice [2] State - Missing Purchase Money Borrower Notification Dislcosure [2] State - Missing Disclosure of Terms of Mortgage Application [2] State - Missing Oral Agreement Notice	Estimated HUD in file is executed by the borrower and certified by the settlement agent Final TIL incomplete due to missing borrower signature and date.	NO		Purchase	Owner Occ	80	97.53	40.85
71494	3	3	[3] Final Application Missing [3] Missing Initial Application		3	[3] TIL Incomplete [2] State - Missing Application Addedum stating applicant, if married, may apply for a separate account [2] State - Missing Fair Lending Notice [2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage [2] State - Missing Finance Lender Information Disclosure [2] State - Missing Impound Authorization Disclosure [2] State - Missing Interim Interest Disclosure	Final TIL incomplete due to missing borrower signature and date.	NO		Purchase	Owner Occ	79.73	79.73	45.32
71495	3	1			3	[3] Finance Charge underdisclosed >$35 for Refinance [3] HUD-1 Incomplete [2] State - Missing Anti-Coercion Notice [2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date	Final HUD not signed by the borrower or stamped by settlement agent. Finance charges under disclosed by $ 75.09 which exceeds the $35 tolerance for refinance transactions. TIL Itemization reflects a lump sum in the amount of $200.24, however, final HUD reflects $277.28, with a difference of $77.04.	YES	Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Cashout Refi	Owner Occ	72.54	72.54	43.13
71496	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		3	[3] TIL Missing [3] ROR Missing [2] State - Missing Interest rate Lock/Float Disclosure [2] State - Missing Choice of Insurance Disclsoure [2] Initial GFE Missing [2] Initial TIL Missing		YES	ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	75	75
71497	2	1			2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] Credit Score Disclosure Not Present [2] State - Missing Attorney Disclosure [2] State - Missing Insurance Disclosure [2] State - Missing Initial Tax Authorization Notice				Cashout Refi	Owner Occ	65	65	40.48
71498	3	3	[3] Credit Report Missing		3	[3] TIL Incomplete	Final TIL incomplete due not being signed or dated by the borrower.	TESTED		Purchase	Owner Occ	75.82	80	46.43
71499	3	1			3	[3] HUD-1 Incomplete [2] State - Missing Application Disclosure [2] State - Missing Right to Select Attorney Disclosure	HUD-1 incomplete due to missing page 2. No fees were captured.	YES		Cashout Refi	Owner Occ	72.93	72.93	46.99
71500	3	3	[3] Credit Report Missing [3] Appraisal Incomplete [3] Missing Initial Application	Appraisal incomplete due to missing recertification of value. Appraisal report dated 6/25/2004, loan originated 12/XX/2004.	3	[3] TIL Missing [3] ROR Missing [3] HUD-1 Estimated [2] Credit Score Disclosure Not Present [2] Affiliated Business Doc Missing [2] State - Missing Consumer Credit Score Disclosure [2] State - Missing Fair Lending Notice [2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Impound Authorization Disclosure [2] State - Missing Interim Interest Disclosure [2] Initial GFE Missing [2] Initial TIL Missing	Estimated HUD in file is executed by the borrower and certified by the settlement agent.	YES	ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	95.94	95.94
71501	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		2	[2] Credit Score Disclosure Not Present [2] State - Missing Consumer Credit Score Disclosure [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Impound Authorization Disclosure [2] State - Missing Interim Interest Disclosure [2] Initial GFE Missing [2] Initial TIL Missing				Rate/Term Refi	Owner Occ	69.38	81.6
71502	3	3	[3] Appraisal Incomplete [3] Application Incomplete [3] Initial Application Incomplete	Appraisal incomplete due to top and bottom sections of all pages are cut off. Final Application is incomplete due to imaging process cut off top and bottom of the pages to verify all required information. Initial Application is incomplete due to imaging process cut off top and bottom of the pages to verify all required information.	3	[3] ROR Missing [3] Finance Charge underdisclosed >$35 for Refinance [3] HUD-1 Incomplete [3] Initial TIL Incomplete [2] State - Missing Application Addedum stating applicant, if married, may apply for a separate account [2] State - Missing Interim Interest Disclosure [2] State - Missing Waiver of Title Insurance Disclosure	Finance charges under disclosed by $1174.04 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing complete itemization of line 1101. HUD-1 is incomplete due to imaging process cut off top and bottom of the pages to verify all required information. Documents are missing signatures that may be on the portions that are not visible. Unable to determine if all fees were tested. Initial TIL is incomplete due to imaging process cut off top and bottom of the pages to verify all required information.	YES	ROR - 3yrs for rescindable transactions. The loan is outside the SOL. Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	93.42	93.42	50.34
71503	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		3	[3] TIL Missing [3] ROR Missing [3] HUD-1 Missing [2] Credit Score Disclosure Not Present [2] Affiliated Business Doc Missing [2] State - Missing Anti-Coercion Notice [2] State - Missing Application Disclosure [2] State - Missing Oral Modifications of Credit Agreements / Confirmation of Statements on Note [2] Initial GFE Missing [2] Initial TIL Missing		YES	ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Cashout Refi	Owner Occ	79.9	79.9
71504	2	1			2	[2] State - Missing Pre-Application Dislcosure [2] State - Missing Lock In Agreement				Cashout Refi	Investment Property	64.29	64.29	11.019
71505	3	3	[3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial GFE Date not within 3 days of Initial Application Date [2] Affiliated Business Doc Missing [2] State - Missing Collateral Protection Insurance Notice				Purchase	Owner Occ	95	95	31.36
71506	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] State - Missing Interim Interest Disclosure [2] Initial TIL Missing				Cashout Refi	Owner Occ	66.62	66.62	28.22
71507	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		2
[2]   Credit Score Disclosure Not Present
[2]   State - Missing Application Addedum stating applicant, if married, may apply for a separate account
[2]   State - Missing Fair Lending Notice
[2]   State - Missing Loan Commitiment
[2]   State - Missing Mortgage Loan Disclosure Statement (DRE)
[2]   State - Missing DRE Advance Fee Agreement
[2]   State - Missing Comparison of Sample Mortgage Features: Typical Mortgage
[2]   State - Missing Acknowledgment of Receipt of Good Faith Estimate
[2]   State - Missing Domestic Partnership Affidavit
[2]   State - Missing Impound Authorization Disclosure
[2]   State - Missing Interim Interest Disclosure
[2]   Initial GFE Missing
 [2]   Initial TIL Missing
										Cashout Refi	Owner Occ	70.17	70.17	41.99
71508	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] State - Missing Fair Lending Notice [2] State - Missing Hazard Insurance Disclosure [2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage [2] State - Missing Mortgage Broker Agreement [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Impound Authorization Disclosure [2] State - Missing Interim Interest Disclosure [2] Initial GFE Missing [2] Initial TIL Missing				Cashout Refi	Owner Occ	80	90	41.99
71509	2	1			2	[2] Credit Score Disclosure Not Present [2] State - Missing Consumer Credit Score Disclosure [2] State - Missing Interim Interest Disclosure				Rate/Term Refi	Owner Occ	72.4	72.4	35.79
71510	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Missing Title Evidence [3] P&I stated and calculated exceeds tolerance 0.05	P&I (970.24) exceeds standard variance (0.05) with calculated P&I (970.11) Current Variance 0.13. Accural method not disclosed on NOTE.	2	[2] State - Missing Borrower's Bill of Rights [2] State - Missing Consumer Caution and Counseling Disclosure [2] State - Missing Insurance Disclosure / Right to Choose Insurance Provider [2] State - Missing Rate Lock [2] Initial GFE Missing [2] Initial TIL Missing				Rate/Term Refi	Owner Occ	73.16	81.9
71511	2	1			2	[2] State - Missing Mortgage Loan Disclosure Statement (DRE) [2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage				Cashout Refi	Owner Occ	80	80	46.43
71512	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Missing Initial Application		2	[2] State - Missing Hazard Insurance Disclosure [2] State - Missing Mortgage Loan Disclosure Statement (DRE) [2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage [2] State - Missing Mortgage Broker Agreement [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Finance Lender Information Disclosure [2] State - Missing Impound Authorization Disclosure [2] Initial GFE Missing [2] Initial TIL Missing				Cashout Refi	Owner Occ	64.9	64.9
71513	3	3	[3] Final Application Missing [3] Missing Initial Application [3] Credit Report Incomplete	Credit report incomplete due to missing pages 1 - 5.	3	[3] Finance Charge underdisclosed >$35 for Refinance [2] State - Missing Interest Rate Disclsoure [2] State - Missing Insurance Disclsoure [2] State - Missing Application Disclosure [2] State - Missing Notice of Expiration of Loan Commitment [2] State - Missing Prevailing Commitment Disclosure [2] State - Missing Insurance Escrow Account Disclosure Statement [2] State - Missing Tax Escrow Account Designation [2] State - Missing Borrower's Choice of Attorney Disclosure [2] State - Missing Fair Credit Reporting Act Notice	Finance charges under disclosed by $163.84 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	61.07	87.86	39.98
71514	3	3	[3] Final Application Missing [3] Missing Initial Application		2
[2]   Credit Score Disclosure Not Present
[2]   State - Missing Application Addedum stating applicant, if married, may apply for a separate account
[2]   State - Missing Fair Lending Notice
[2]   State - Missing Loan Commitiment
[2]   State - Missing Hazard Insurance Disclosure
[2]   State - Missing Mortgage Loan Disclosure Statement (DRE)
[2]   State - Missing DRE Advance Fee Agreement
[2]   State - Missing Comparison of Sample Mortgage Features: Typical Mortgage
[2]   State - Missing Mortgage Broker Agreement
[2]   State - Missing Acknowledgment of Receipt of Good Faith Estimate
[2]   State - Missing Finance Lender Information Disclosure
[2]   State - Missing Impound Authorization Disclosure
[2]   State - Missing Interim Interest Disclosure
[2]   State - Missing Waiver of Title Insurance Disclosure
[2]   Initial GFE Missing
 [2]   Initial TIL Missing
										Purchase	Owner Occ	80	80	43.25
71515	3	3	[3] Final Application Missing		2	[2] Affiliated Business Doc Missing [2] State - Missing Notice to Purchaser-Mortgagor [2] State - Missing Anti-Coercion Notice				Purchase	Owner Occ	80	80	25.18
71516	2	1			2	[2] Affiliated Business Doc Missing				Rate/Term Refi	Owner Occ	71.88	71.88	52.55
71517	3	3	[3] Credit Report Missing		2
[2]   Credit Score Disclosure Not Present
[2]   State - Missing Application Addedum stating applicant, if married, may apply for a separate account
[2]   State - Missing Loan Commitiment
[2]   State - Missing Hazard Insurance Disclosure
[2]   State - Missing Mortgage Loan Disclosure Statement (DRE)
[2]   State - Missing DRE Advance Fee Agreement
[2]   State - Missing Comparison of Sample Mortgage Features: Typical Mortgage
[2]   State - Missing Mortgage Broker Agreement
[2]   State - Missing Acknowledgment of Receipt of Good Faith Estimate
[2]   State - Missing Finance Lender Information Disclosure
[2]   State - Missing Impound Authorization Disclosure
[2]   State - Missing Loan Modification Disclosure
[2]   State - Missing Waiver of Title Insurance Disclosure
[2]   Initial GFE Missing
 [2]   Initial TIL Missing
										Cashout Refi	Owner Occ	74.7	74.7	34.206
71518	3	3	[3] Application Incomplete [3] Missing Initial Application	Final application incomplete due to missing origination entity information.	2	[2] Affiliated Business Doc Missing [2] State - Missing Consumer Credit Score Disclosure [2] State - Missing Fair Lending Notice [2] State - Missing Impound Authorization Disclosure [2] State - Missing Interim Interest Disclosure [2] Initial GFE Missing [2] Initial TIL Missing				Purchase	Owner Occ	80	95	44.61
71519	2	1			2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] State - Missing Right to Select Attorney Disclosure				Cashout Refi	Owner Occ	80	80	32.45
71520	2	1			2	[2] State - Missing Application Addedum stating applicant, if married, may apply for a separate account [2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage [2] State - Missing Finance Lender Information Disclosure [2] State - Missing Impound Authorization Disclosure				Purchase	Owner Occ	72.96	72.96	47.26
71521	2	1			2	[2] Affiliated Business Doc Missing [2] State - Missing Application Disclosure Statement [2] State - Missing Borrower's Acknowledgment and Agreement Concerning Dual Capacity [2] State - Missing Disclosure and Acknowledgment of Involvement and Fees Earned by Mortgage Broker [2] State - Missing Cover Page / Social Security Disclosure				Cashout Refi	Owner Occ	79.92	79.92	33.83
71522	1	1			1					Rate/Term Refi	Owner Occ	74.94	74.94	57
71523	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] State - Missing Commitment Letter [2] State - Missing Lock In Disclosure [2] State - Missing Virginia Insurance Disclosure [2] State - Missing signed Notice of Mortgage Broker Fee [2] State - Missing Choice of Settlement Agent Disclosure [2] Initial GFE Missing [2] Initial TIL Missing				Purchase	Owner Occ	80	80	41.11
71524	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Appraisal Incomplete [3] Missing Initial Application	Appraisal incomplete due to missing recertification of value. Appraisal report dated 8/10/2000, loan originated 1/XX/2001.	2	[2] Evidence of Single Premium Credit Insurance With Disclosure [2] State - Missing Anti-Coercion Notice [2] State - Missing Choice of Attorney disclosure [2] Initial TIL Missing	Evidence of credit life insurance with a monthly payment of $72.04 and annual premium of $862.94. Insurance is optional.			Cashout Refi	Owner Occ	83.86	83.86
71525	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Appraisal Incomplete	Appraisal incomplete due to missing pages 1 and 2.	3	[3] TIL Missing [2] State - Missing Mortgage Consumer Disclosure [2] State - Missing Freedom to Choose / Anti-Coercion Disclosure		YES		Cashout Refi	Owner Occ	56.62	56.62	52.94
71526	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		2	[2] State - Missing Insurance Disclsoure [2] State - Missing Prevailing Commitment Disclosure [2] State - Missing Tax Escrow Account Designation [2] State - Missing Borrower's Choice of Attorney Disclosure				Purchase	Owner Occ	90	90	43.615
71527	3	3	[3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Affidavit of Borrower Under Residential Mortgage Act [2] State - Missing GA Foreclosure Disclosure / Notice Pursuant To O.C.G.A. Section 7-1 [2] State - Missing Right to Select Attorney Disclosure				Purchase	Owner Occ	80	80	32.57
71528	3	3	[3] Final Application Missing [3] Missing Initial Application		3
[3]   TIL Incomplete
[2]   State - Missing Consumer Credit Score Disclosure
[2]   State - Missing Fair Lending Notice
[2]   State - Missing Loan Commitiment
[2]   State - Missing Hazard Insurance Disclosure
[2]   State - Missing Comparison of Sample Mortgage Features: Typical Mortgage
[2]   State - Missing Mortgage Broker Agreement
[2]   State - Missing Acknowledgment of Receipt of Good Faith Estimate
[2]   State - Missing Finance Lender Information Disclosure
[2]   State - Missing Impound Authorization Disclosure
[2]   State - Missing Interim Interest Disclosure
[2]   Initial GFE Missing
[2]   Initial TIL Missing
 [2]   Credit Score Disclosure Not Present
							Final TIL incomplete due not being signed or dated by the borrower, and missing page 2.	TESTED		Rate/Term Refi	Owner Occ	79.21	79.21	38.44
71529	3	3	[3] Appraisal Missing [3] Credit Report Missing		2	[2] Affiliated Business Doc Missing [2] State - Missing Application Disclosure [2] State - Missing Oral Modifications of Credit Agreements / Confirmation of Statements on Note [2] State - Missing Collateral Protection Act Disclosure [2] Initial GFE Missing [2] Initial TIL Missing				Cashout Refi	Owner Occ	100	100
71530	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Initial Application Incomplete	Initial application incomplete due to missing page one.	2	[2] State - Missing Application Disclosure [2] State - Missing Oral Modifications of Credit Agreements / Confirmation of Statements on Note [2] Initial TIL Missing				Cashout Refi	Owner Occ	94.84	94.84
71531	3	1			3
[3]   HUD-1 Incomplete
[3]   State Grace Period Below Minimum
[2]   Affiliated Business Doc Missing
[2]   State - Missing Application Disclosure
[2]   State - Missing Adjustable Rate Loan Without Prepayment Penalty
[2]   State - Missing Acknowledgment of Receipt of Disclosure Regarding ARM Loan Without Prepayment
[2]   Violation of SAFE Act/Agency Final Rules Originator name and/or NMLS ID not printed on credit application - Application date between 1/1/11 and 1/9/14
 [2]   Violation of SAFE Act/Agency Final Rules Origination Company and/or NMLS ID not printed on credit application - Application date between 1/1/11 and 1/9/14
							Final HUD not signed by the borrower or stamped by settlement agent. Grace period of 10 days is below minimum of 15 days for the state of Wisconsin.	YES		Rate/Term Refi	Owner Occ	89.96	89.96	35.35
71532	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		3	[3] ROR Missing [3] HUD-1 Missing [2] Affiliated Business Doc Missing [2] State - Missing Waiver of Borrower's Rights [2] State - Missing GA Foreclosure Disclosure / Notice Pursuant To O.C.G.A. Section 7-1 [2] State - Missing Right to Select Attorney Disclosure [2] Initial GFE Missing [2] Initial TIL Missing		YES	ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	86.48	86.48
71533	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		2	[2] Affiliated Business Doc Missing [2] State - Missing Application Disclosure [2] State - Missing Commitment Disclosure [2] State - Missing Affidavit of Borrower Under Residential Mortgage Act [2] State - Missing GA Foreclosure Disclosure / Notice Pursuant To O.C.G.A. Section 7-1 [2] State - Missing Right to Select Attorney Disclosure [2] Initial GFE Missing [2] Initial TIL Missing				Purchase	Owner Occ	100	100	43.62
71534	2	2	[2] Negam by Note Design		1					Rate/Term Refi	Investment Property	77.39	77.39	44.71
71535	3	3	[3] Final Application Missing [3] Missing Initial Application [2] Negam by Note Design		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Affiliated Business Doc Missing [2] State - Missing Fair Lending Notice [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Impound Authorization Disclosure [2] State - Missing Interim Interest Disclosure [2] Initial GFE Missing [2] Initial TIL Missing				Purchase	Owner Occ	79.27	99.08	28.34
71536	3	3	[3] Application Incomplete	Incomplete final application due to missing origination entity information.	3	[3] Finance Charge underdisclosed >$35 for Refinance [2] Credit Score Disclosure Not Present [2] Affiliated Business Doc Missing [2] State - Missing Anti-Coercion Notice [2] State - Missing Pre-Application Dislcosure [2] Initial TIL Missing [2] HMDA-reportable rate spread (1/1/04-10/1/09)	Finance charge under disclosed by $77.72, which exceeds the $35 tolerance for refinance transactions. Unable to determine reason for underdisclosure due to missing final TIL itemization		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Cashout Refi	Owner Occ	52.88	63.22	41.71
71537	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Missing Initial Application [2] Negam by Note Design		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Affiliated Business Doc Missing [2] State - Missing Commitment Disclosure [2] State - Missing Affidavit of Borrower Under Residential Mortgage Act [2] Initial GFE Missing [2] Initial TIL Missing				Cashout Refi	Second Home	80	80	38.18
71538	2	1			2	[2] Affiliated Business Doc Missing [2] State - Missing Appraisal Notice [2] State - Missing Disclosure of No Interim Financing [2] State - Missing Rate Lock Agreement [2] State - Missing Agreement Concerning Nonrefundability of Advance Fee [2] State - Missing Notice to Mortgage Applicants / Legal Representation Notice [2] Initial GFE Missing [2] Initial TIL Missing				Construction To Perm	Owner Occ	54.35	54.35	36.4
71539	3	3	[3] Credit Report Missing [3] Missing Initial Application		3	[3] TIL Incomplete [2] State - Missing Mortgage Banker Disclosure [2] State - Missing Residential Mortgage Loan Originator Disclosure [2] State - Missing Loan Agreement Rider [2] State - Missing Collateral Protection Insurance Notice [2] Initial GFE Missing [2] Initial TIL Missing [2] HMDA-reportable rate spread (1/1/04-10/1/09)	Copy of TIL not provided to borrower's spouse XXX. Mortgage indicates XXX has ownership interest in property.	TESTED		Purchase	Owner Occ	95	95	44.75
71540	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		3	[3] TIL Missing [2] Affiliated Business Doc Missing [2] State - Missing Residential Mortgage Loan Originator Disclosure [2] State - Missing Loan Agreement Rider [2] State - Missing Collateral Protection Insurance Notice [2] State - Missing Notice of Penalties for Making False or Misleading Written Statement [2] State - Missing Complaints and Inquiries Notice [2] Initial GFE Missing [2] Initial TIL Missing		YES		Purchase	Owner Occ	97	97
71541	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing [3] Missing Title Evidence [3] Missing Initial Application		3	[3] HUD-1 Missing [2] Affiliated Business Doc Missing [2] State - Missing Anti-Coercion Notice [2] State - Missing Choice of Attorney disclosure [2] State - Missing Amortization Information Disclosure [2] State - Missing Fee Information From Your Mortgage Broker For Your Mortgage Loan [2] Initial GFE Missing		NO		Cashout Refi	Investment Property	81.04	81.04
71542	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		3	[3] TIL Missing [3] ROR Missing [2] Affiliated Business Doc Missing [2] State - Missing Anti-Coercion Notice [2] State - Missing Application Disclosure [2] State - Missing Oral Modifications of Credit Agreements / Confirmation of Statements on Note [2] Initial GFE Missing [2] Initial TIL Missing		YES	ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Cashout Refi	Owner Occ	49.97	49.97
71543	3	2	[2] Combined Orig LTV >100%		3	[3] Increase in 10% tolerance fees exceeds 10% [2] State - Missing Cover Page / Social Security Disclosure	HUD 10% tolerance fees increased more than allowed: Total fees subject to 10% tolerance were disclosed in the amount of $867 and the total collected was $1307, resulting in an increase of $440 or 50.75%.			Rate/Term Refi	Owner Occ	110.95	132.47	53.59
71544	3	3	[3] Appraisal Incomplete [3] Missing Initial Application	Appraisal is done subject to completion; however there is no completion cert in file.	3	[3] Finance Charge underdisclosed >$100 for Purchase [2] Initial TIL Missing	Finance charges under disclosed by $461.70 which exceeds the $100 tolerance for purchase transactions. TIL Itemization did not disclose the Sub Escrow fee of $250 on HUD		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	80	90	44.06
71545	3	3	[3] MI Missing		2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] State - Missing Disclosure of Terms of Mortgage Application [2] State - Missing Oral Agreement Notice				Purchase	Owner Occ	95	95	36.55
71546	3	3	[3] Credit Report Missing [3] Missing Initial Application		3	[3] TIL Missing [3] ROR Missing [3] HUD-1 Missing [2] State - Missing Application Addedum stating applicant, if married, may apply for a separate account [2] State - Missing Consumer Credit Score Disclosure [2] State - Missing Fair Lending Notice [2] State - Missing Hazard Insurance Disclosure [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Interim Interest Disclosure [2] State - Missing Waiver of Title Insurance Disclosure [2] Initial GFE Missing [2] Initial TIL Missing		YES	ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	79.5	79.5
71547	3	3	[3] Final Application Missing [3] MI Missing		1					Rate/Term Refi	Owner Occ	84.47	84.47	22.3
71548	3	3	[3] Final Application Missing [3] Missing Initial Application		3	[3] TIL Missing [2] Credit Score Disclosure Not Present [2] State - Missing Borrower Information Document [2] State - Missing Broker Agreement [2] State - Mising Illinois Mortgage Escrow Act Disclosure [2] State - Missing Application Disclosure Statement [2] State - Missing Loan Brokerage Disclosure Statement		NO		Purchase	Owner Occ	100	100	35.26
71549	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application [2] Negam by Note Design		2	[2] Credit Score Disclosure Not Present [2] State - Missing Consumer Credit Score Disclosure [2] State - Missing Mortgage Broker Agreement				Cashout Refi	Owner Occ	80	80	41.89
71550	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		3	[3] TIL Incomplete [2] Affiliated Business Doc Missing [2] State - Missing Non Agency Disclosure [2] Initial GFE Missing [2] Initial TIL Missing	Final TIL is illegible.	NO		Purchase	Owner Occ	79.97	79.97
71551	3	3	[3] Missing Initial Application		2	[2] State - Missing Fair Lending Notice [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Interim Interest Disclosure				Rate/Term Refi	Owner Occ	73.28	73.28	35.17
71552	3	3	[3] Appraisal Missing		3	[3] TIL Incomplete	Final TIL incomplete due to missing borrower signature, date and page 2 of 2.	NO		Purchase	Owner Occ	100	100	51.08
71553	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Appraisal Incomplete [3] Missing Initial Application	Appraisal incomplete due to missing recertification of value. Appraisal report dated 10/12/2006, loan originated 2/XX/2007.	3
[3]   TIL Incomplete
[2]   State - Missing Application Addedum stating applicant, if married, may apply for a separate account
[2]   State - Missing Consumer Credit Score Disclosure
[2]   State - Missing Loan Commitiment
[2]   State - Missing Hazard Insurance Disclosure
[2]   State - Missing Mortgage Loan Disclosure Statement (DRE)
[2]   State - Missing Mortgage Broker Agreement
[2]   State - Missing Acknowledgment of Receipt of Good Faith Estimate
[2]   State - Missing Impound Authorization Disclosure
[2]   State - Missing Interim Interest Disclosure
[2]   Initial GFE Missing
[2]   Initial TIL Missing
 [2]   Credit Score Disclosure Not Present
							Final TIL incomplete due not being signed or dated by the borrower.	TESTED		Cashout Refi	Owner Occ	70	89.99	48.23
71554	3	3	[3] Appraisal Missing [3] Missing Initial Application		2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] State - Missing Waiver of Borrower's Rights [2] State - Missing Right to Select Attorney Disclosure				Rate/Term Refi	Owner Occ	64.59	99.88	29.49
71555	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		3	[3] Finance Charge underdisclosed >$100 for Purchase [2] Affiliated Business Doc Missing [2] State - Missing Notice to Purchaser-Mortgagor [2] State - Missing Broker Agreement [2] State - Missing Pre-Application Dislcosure [2] State - Missing Notice of Material Change of Mortgage Loan Terms [2] State - Missing Lock In Agreement [2] State - Missing Mortgage Loan Commitment [2] Initial GFE Missing [2] Initial TIL Missing	Finance charges under disclosed by $238.83 which exceeds the $100 tolerance for purchase transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	81.73	81.73
71556	3	3	[3] Credit Report Missing		3	[3] TIL Incomplete [2] Credit Score Disclosure Not Present	Final TIL incomplete due not being signed, initialed or dated by the borrower.	NO		Purchase	Investment Property	80	80	36.67
71557	3	3	[3] Final Application Missing [3] Missing Initial Application		3	[3] HUD-1 Incomplete [2] State - Missing Impound Authorization Disclosure	Final HUD incomplete due to missing sellers portion.	YES		Purchase	Owner Occ	80	100	39.81
71559	3	1			3	[3] TIL Incomplete [2] State - Missing Mortgage Banker Disclosure [2] State - Missing Loan Agreement Rider [2] State - Missing Notice of Penalties for Making False or Misleading Written Statement [2] Initial TIL Incomplete	Final TIL incomplete due to missing date and page 2 of 2. Initial TIL incomplete due to missing date.	TESTED		Purchase	Owner Occ	97	97	40.6
71560	3	3	[3] Credit Report Missing		3	[3] TIL Missing [2] Affiliated Business Doc Missing [2] State - Missing Notice of Right to Select Attorney [2] Initial GFE Missing [2] Initial TIL Missing		NO		Purchase	Owner Occ	80	80
71561	3	3	[3] Credit Report Missing [3] Missing Initial Application		3	[3] TIL Missing [3] ROR Missing [2] Credit Score Disclosure Not Present [2] Affiliated Business Doc Missing [2] State - Missing Consumer Credit Score Disclosure [2] State - Missing Fair Lending Notice [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Domestic Partnership Affidavit [2] State - Missing Impound Authorization Disclosure [2] State - Missing Interim Interest Disclosure [2] State - Missing Notice to Cosigner [2] Initial GFE Missing [2] Initial TIL Missing		YES	ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	78.41	78.41
71562	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		3	[3] TIL Missing [2] Affiliated Business Doc Missing [2] State - Missing Loan Agreement Rider [2] State - Missing Collateral Protection Insurance Notice [2] State - Missing Notice of Penalties for Making False or Misleading Written Statement [2] Initial GFE Missing [2] Initial TIL Missing		YES		Purchase	Owner Occ	97	97
71563	3	3	[3] Credit Report Missing [3] Missing Initial Application		3	[3] TIL Missing [2] Affiliated Business Doc Missing [2] State - Missing Anti-Coercion Notice [2] State - Missing Application Disclosure [2] State - Missing Oral Modifications of Credit Agreements / Confirmation of Statements on Note [2] State - Missing Lock-In Agreement [2] State - Missing Collateral Protection Act Disclosure [2] Initial GFE Missing [2] Initial TIL Missing		NO		Purchase	Owner Occ	100	100
71564	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing [3] Missing Title Evidence [3] No Net Tangible Benefit To Borrower [3] Missing Initial Application	Unable to determine net tangible benefit due to, missing previous note and/or payoff statement for subject property.	3	[3] HUD-1 Missing [2] Affiliated Business Doc Missing [2] State - Missing Anti-Coercion Notice [2] State - Missing Choice of Attorney disclosure [2] Initial GFE Missing		NO		Rate/Term Refi	Investment Property	82.19	82.19
71565	3	3	[3] Final Application Missing		3	[3] TIL Missing [2] State - Missing Notice to Purchaser-Mortgagor [2] State - Missing Pre-Application Dislcosure		NO		Construction To Perm	Owner Occ	79.75	79.75	23.81
71566	3	1			3	[3] TIL Incomplete [2] State - Missing Right to Select Attorney Disclosure [2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date	The Final TIL is not executed by the borrower.	TESTED		Purchase	Owner Occ	100	100	34.79
71568	3	3	[3] Credit Report Missing [3] Missing Initial Application		3	[3] TIL Missing [3] Initial GFE Missing [2] Credit Score Disclosure Not Present [2] State - Missing Fair Lending Notice [2] State - Missing Hazard Insurance Disclosure [2] State - Missing Interim Interest Disclosure	File does not contain any GFEs for review.	NO		Rate/Term Refi	Investment Property	20.65	20.65
71569	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		3	[3] Finance Charge underdisclosed >$35 for Refinance [3] Missing MA Borrower's Interest Worksheet [2] Initial GFE Missing [2] Initial TIL Missing [2] State - Missing Loan Application Supplemental Disclosure [2] State - Missing Borrower Interest Worksheet [2] State - Missing Childhood Lead Poisoning Prevention [2] State - Missing Mtg Lender Disclosures Required by Atty General Consumer Protection Regulations	Finance charges under disclosed by $129.21 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed. MA Borrower's Interest worksheet missing from file. Required for all MA Refinance of principal residence within 60 months of consummation of existing loan.
Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.

 A violation may be used as a defense to foreclosure, as with many other issues. Before a borrower can allege a violation, the lender can require that the borrower give the lender notice and give the lender the option to resolve any issue. If this is done, and the borrower refuses the lender's offer to make the situation right, the borrower cannot recover costs and attorney's fees. The burden of proof as far as complying with the Borrowers' Interest standard is on the lender, but it appears there is minimal risk in a missing worksheet.
										Cashout Refi	Owner Occ	75	75
71570	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		3	[3] State Grace Period Below Minimum [2] Affiliated Business Doc Missing [2] State - Missing Description of Underwriting Criteria and Required Documentation [2] State - Missing Commitment Letter [2] Initial GFE Missing [2] Initial TIL Missing	Grace period of 7 days is below minimum of 10 days for the state of Illinois.			Cashout Refi	Owner Occ	63.85	63.85	37
71571	3	3	[3] Final Application Missing [3] Missing Initial Application		3	[3] MN Subprime loan [2] State - Missing Right to Choose Insurance Provider [2] Initial GFE Missing [2] Initial TIL Missing [2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Credit Score Disclosure Not Present [2] Affiliated Business Doc Missing [2] State - Missing Interest Rate Disclosre [2] State - Missing Mortgage Originator Disclosure	MN Subprime Loan. Stated APR (12.219%) and Audited APR (12.1093%) exceeds MN Subprime APR threshold for fixed rate loans of 8% (3% over applicable t-bill, 5%). Prepayment penalty provisions are prohibited on MN subprime loans as of 8/1/07. Loan appears to be a compliant MN subprime loan.		No explicit assignee liability but because of the penalties, assignees could be impacted. Private right of action is available for borrowers that are injured (that term is not defined). Courts award the following: Civil penalties not to exceed $10,000 per violation ;Actual, incidental, and consequential damages ;Statutory damages equal to the amount of lender fees included in the loan ;Punitive damages if appropriate ;Court costs and reasonable attorneys fees.	Cashout Refi	Owner Occ	100	100	37.54
71572	3	3	[3] Escrow Holdback	HUD line 104 reflects $53,000 and line 105 reflects $7,914.77 escrow hold back for pool and landscaping. Escrow agreement is in file.	2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date				Purchase	Owner Occ	79.99	100	49.1
71573	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] Affiliated Business Doc Missing [2] State - Missing Consumer Credit Score Disclosure [2] State - Missing Loan Commitiment [2] State - Missing Hazard Insurance Disclosure [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Interim Interest Disclosure [2] State - Missing Notice to Cosigner [2] Initial GFE Missing [2] Initial TIL Missing				Purchase	Owner Occ	80	98.03	51.01
71574	3	3	[3] Credit Report Missing		3	[3] TIL Incomplete	Final TIL is executed by borrower at closing; however, reflects estimated APR, Finance Charge, Amount Financed and Total Payment figures.	TESTED		Purchase	Owner Occ	80	100	43.324
71575	3	3	[3] Final Application Missing		2	[2] Affiliated Business Doc Missing [2] State - Missing Notice to Purchaser-Mortgagor				Purchase	Owner Occ	88.39	88.39	31.26
71576	3	3	[3] Credit Report Missing [3] Initial Application Unsigned		3	[3] Finance Charge underdisclosed >$35 for Refinance [2] Affiliated Business Doc Missing [2] State - Missing Right to Select Attorney Disclosure [2] Initial TIL Missing	Finance charges under disclosed by $313.28 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Cashout Refi	Owner Occ	83.19	83.19
71577	3	3	[3] Final Application Missing		3	[3] Initial TIL Missing [2] Affiliated Business Doc Missing [2] State - Missing Application Addedum stating applicant, if married, may apply for a separate account [2] State - Missing Fair Lending Notice [2] State - Missing Hazard Insurance Disclosure [2] State - Missing Mortgage Loan Disclosure Statement (DRE) [2] State - Missing DRE Advance Fee Agreement [2] State - Missing Interim Interest Disclosure [2] Initial GFE Date not within 3 days of Initial Application Date	Initial GFE dated 05/20/2010 is not within 3 days of application 04/19/2010.		TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	94.67	94.67	55
71578	3	3	[3] Appraisal Missing [3] Credit Report Missing [3] Application Incomplete [3] Missing Initial Application	Final application incomplete due to missing origination entity information.	2	[2] Credit Score Disclosure Not Present [2] Affiliated Business Doc Missing [2] State - Missing Domestic Partnership Affidavit [2] Initial GFE Missing [2] Initial TIL Missing				Cashout Refi	Owner Occ	75.08	75.08
71579	2	1			2	[2] State - Missing Impound Authorization Disclosure				Cashout Refi	Owner Occ	75.77	75.77	31.17
71580	3	3	[3] Missing Initial Application		2	[2] Affiliated Business Doc Missing [2] Initial GFE Missing [2] Initial TIL Missing				Cashout Refi	Owner Occ	95	95	45.67
71581	3	3	[3] Application Incomplete [3] Missing Initial Application	Final application incomplete due to missing origination entity information.	2	[2] State - Missing Net Tangible Benefit Worksheet [2] Initial GFE Missing [2] Initial TIL Missing				Cashout Refi	Owner Occ	80	80	53.33
71582	3	3	[3] Missing Initial Application		2	[2] Affiliated Business Doc Missing [2] State - Missing Application Disclosure [2] State - Missing Separate and distinct Prepayment Penalty Disclosure on the Note [2] State - Missing Documentation of Fees paid to Third Parties [2] Initial GFE Missing [2] Initial TIL Missing				Cashout Refi	Owner Occ	90	90	44.22
71583	3	3	[3] Final Application Missing [3] Appraisal Incomplete [3] Missing Initial Application	Appraisal incomplete due to missing recertification of value. Appraisal report dated 3/30/2005, loan originated 8/XX/2005.	2	[2] State - Missing Impound Authorization Disclosure [2] State - Missing Interim Interest Disclosure [2] Initial TIL Missing				Rate/Term Refi	Owner Occ	69.03	69.03	21
71584	2	1			2	[2] State - Missing Virginia Insurance Disclosure				Rate/Term Refi	Owner Occ	80	80	26.7
71585	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		2	[2] Affiliated Business Doc Missing [2] State - Missing Mortgage Loan Disclosure Statement (DRE) [2] State - Missing DRE Advance Fee Agreement [2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage [2] State - Missing Mortgage Broker Agreement [2] State - Missing Finance Lender Information Disclosure [2] State - Missing Interim Interest Disclosure				Cashout Refi	Owner Occ	79.82	79.82	42.15
71586	2	1			2	[2] State - Missing Disclosure of Terms of Mortgage Application [2] State - Missing Virginia Insurance Disclosure [2] State - Missing Choice of Settlement Agent Disclosure [2] Initial GFE Missing [2] Initial TIL Missing				Purchase	Owner Occ	80	95	45.91
71587	2	1			2	[2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage [2] State - Missing Mortgage Broker Agreement [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Finance Lender Information Disclosure [2] State - Missing Interim Interest Disclosure [2] Initial GFE Missing [2] Initial TIL Missing				Rate/Term Refi	Owner Occ	68.1	68.1	35.418
71589	3	1			3	[3] HUD-1 Incomplete [2] Affiliated Business Doc Missing [2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage [2] State - Missing Impound Authorization Disclosure [2] State - Missing Interim Interest Disclosure	Final HUD incomplete due to missing summary of borrower's transaction from page 1. All fees captured.	TESTED		Rate/Term Refi	Owner Occ	75	75	42.41
71590	1	1			1					Rate/Term Refi	Owner Occ	75	75	42.281
71591	2	1			2	[2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Waiver of Title Insurance Disclosure				Purchase	Owner Occ	80	80	34.97
71592	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Interim Interest Disclosure [2] Initial GFE Missing [2] Initial TIL Missing				Purchase	Owner Occ	80	86.05	26.19
71593	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] Initial GFE Missing [2] Initial TIL Missing				Cashout Refi	Owner Occ	72.7	72.7	44
71594	3	3	[3] Final Application Missing [3] Missing Initial Application		3
[3]   HUD-1 Missing
[2]   Credit Score Disclosure Not Present
[2]   State - Missing Application Addedum stating applicant, if married, may apply for a separate account
[2]   State - Missing Consumer Credit Score Disclosure
[2]   State - Missing Mortgage Loan Disclosure Statement (DRE)
[2]   State - Missing Comparison of Sample Mortgage Features: Typical Mortgage
[2]   State - Missing Acknowledgment of Receipt of Good Faith Estimate
[2]   State - Missing Finance Lender Information Disclosure
[2]   State - Missing Impound Authorization Disclosure
[2]   State - Missing Interim Interest Disclosure
[2]   Initial GFE Missing
 [2]   Initial TIL Missing
								YES		Rate/Term Refi	Owner Occ	66.02	66.02	34.55
71595	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		3	[3] TIL Missing [3] HUD-1 Estimated [2] State - Missing Consumer Credit Score Disclosure [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Interim Interest Disclosure [2] Initial GFE Missing [2] Initial TIL Missing	Estimated HUD in file is executed by the borrower and certified by the settlement agent.	NO		Purchase	Owner Occ	80	95	34.883
71596	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] State - Missing Hazard Insurance Disclosure [2] State - Missing Mortgage Loan Disclosure Statement (DRE) [2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Finance Lender Information Disclosure [2] State - Missing Interim Interest Disclosure [2] Initial TIL Missing				Rate/Term Refi	Owner Occ	76.47	76.47	37.03
71597	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		2	[2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Finance Lender Information Disclosure [2] State - Missing Impound Authorization Disclosure [2] Initial GFE Missing [2] Initial TIL Missing				Cashout Refi	Owner Occ	68.18	68.18	32.246
71598	1	1			1					Purchase	Owner Occ	80	100	44.44
71599	2	1			2	[2] State - Missing Mtg Lender Disclosures Required by Atty General Consumer Protection Regulations [2] State - Missing Stated Income Disclosure				Cashout Refi	Owner Occ	75	75	37.31
71600	3	3	[3] Final Application Missing [3] MI Missing [3] Missing Initial Application [2] Negam by Note Design		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Impound Authorization Disclosure [2] State - Missing Interim Interest Disclosure [2] Initial GFE Missing [2] Initial TIL Missing				Purchase	Owner Occ	90	90
71601	3	3	[3] Appraisal Missing		2	[2] Initial TIL Missing				Rate/Term Refi	Owner Occ	52.23	52.23	38.93
71603	3	3	[3] Missing Title Evidence		2	[2] Affiliated Business Doc Missing [2] State - Missing Dower / Homestead Waiver Rider to Mortgage [2] State - Missing Borrower's Bill of Rights [2] State - Missing Consumer Caution and Counseling Disclosure [2] State - Missing Insurance Disclosure / Right to Choose Insurance Provider [2] Initial TIL Missing				Cashout Refi	Owner Occ	83.33	83.33	32.85
71604	3	3	[3] Missing Initial Application		2	[2] State - Missing Non Agency Disclosure [2] Initial GFE Missing [2] Initial TIL Missing				Cashout Refi	Owner Occ	80.8	80.8
71605	3	3	[3] Final Application Missing		2	[2] Affiliated Business Doc Missing [2] Initial TIL Missing				Rate/Term Refi	Owner Occ	78.32	78.32
71606	3	3	[3] Final Application Missing [3] Appraisal Incomplete	Appraisal incomplete due to the bottom portion of the appraisal is cut off.	3	[3] Finance Charge underdisclosed >$35 for Refinance [3] HUD-1 Incomplete [2] Initial GFE Incomplete [2] State - Missing Borrower Information Document [2] State - Missing Rate and Points Lock/Float Agreement [2] State - Missing Description of Underwriting Criteria and Required Documentation [2] State - Missing Commitment Letter [2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date
Final HUD incomplete due to not being signed by the borrower as bottom of pages are cut off, all fees were able to be captured from the HUD.
Finance charges under disclosed by $54 which exceeds the $35 tolerance for refinance transactions. Unable to determine the reason for the under disclosure due to missing the itemization of amount financed. There is a lender credit on line 208 of the HUD for $527.49 that is not itemized, therefore, applied to non-APR fees first.
Initial GFE dated 03/23/2010 is not within 3 days of application date 03/01/2010.
Initial GFE incomplete due to the bottom portion of the pages is cut off.
 Initial TIL dated 03/15/2010 is not within 3 days of application date 03/01/2010. Loan is originated and closed by XXX
								YES	Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	89.78	89.78
71607	3	3	[3] Application Incomplete [3] Missing Initial Application	Final application incomplete due to the bottom of page 2 being cut off.	3	[3] HUD-1 Incomplete [3] Prepayment Penalty Type Not Standard [3] State Grace Period Below Minimum [3] Payment value(s) in TIL Rate/Payment Disclosure inaccurate [2] Violation of SAFE Act/Agency Final Rules Origination Company and/or NMLS ID not printed on credit application - Application date between 1/1/11 and 1/9/14 [2] Affiliated Business Doc Missing [2] State - Missing Commitment Letter [2] State - Missing Consumer Disclosure Statement [2] State - Missing Application Disclosure [2] State - Missing Notice of Choice of Agent or Insurer	Final HUD not executed by the borrower or certified by the settlement agent, and missing page 3 comparing GFE and HUD fees. Grace period of 10 days is below minimum of 15 days for the state of Wisconsin. Payment values in TIL Rate/Payment Disclosure are inaccurate. P&I payment on the Final TIL is $282.35, calculated P&I payment is $282.08. Payment and TIL calculations were based on Actual/365 interest rate basis as indicated on Note in file. Prepayment penalty is for charge of $475 for a term of 36 months. Prepayment Penalty expires 02/25/2016. Loan originated and closed by XXX	YES	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is Outside the SOL.	Rate/Term Refi	Owner Occ	44.88	44.88
71608	3	3	[3] Credit Report Missing		3	[3] HUD-1 Incomplete [3] Prepayment Penalty Type Not Standard [3] Payment value(s) in TIL Rate/Payment Disclosure inaccurate [2] State - Missing Conventional Loan Disclosures [2] Violation of SAFE Act/Agency Final Rules Origination Company and/or NMLS ID not printed on credit application - Application date between 1/1/11 and 1/9/14 [2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] Affiliated Business Doc Missing [2] State - Missing Prepayment Penalty Disclosure [2] State - Missing Non Agency Disclosure
Final HUD not executed by the borrower or certified by the settlement agent.
Initial GFE dated 9/7/2012 is not within 3 days of application 08/31/2012.
Initial TIL dated 9/7/2012 is not within 3 days of application 8/31/2012. Loan is originated and closed by XXX.
Payment values in TIL Rate/Payment Disclosure are inaccurate. P&I payment on the Final TIL is $131.33, calculated P&I payment is $131.17. Payment and TIL calculations were based on Actual/365 interest rate basis as indicated on Note in file.
 Prepayment penalty is for a charge of $475 for a term of 36 months. Prepayment penalty expires 10/26/2015. Originated by XXX
								YES	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is within the SOL.	Cashout Refi	Owner Occ	34.25	34.25
71609	3	3	[3] Final Application Missing [3] Appraisal Incomplete [3] No Net Tangible Benefit To Borrower [3] Initial Application Incomplete [2] Combined Orig LTV >100%	Appraisal incomplete due to the bottom portion of the appraisal is cut off. Initial application is incomplete due to the bottom portion of the pages are cut off. Unable to determine net tangible benefit due to missing HUD and previous note for the subject property.	3
[3]   HUD-1 Missing
[2]   Initial GFE Date not within 3 days of Initial Application Date
[2]   Initial GFE Incomplete
[2]   State - Missing Borrower Information Document
[2]   State - Missing Description of Underwriting Criteria and Required Documentation
[2]   State - Missing Loan Product Choice / Prepayment Penalty Disclosure
[2]   State - Missing Commitment Letter
[2]   Loan is subject to IL Predatory Lending Database Program
[2]   Violation of SAFE Act/Agency Final Rules Originator name and/or NMLS ID not printed on credit application - Application date between 1/1/11 and 1/9/14
 [2]   Violation of SAFE Act/Agency Final Rules Origination Company and/or NMLS ID not printed on credit application - Application date between 1/1/11 and 1/9/14
							Initial GFE dated 07/06/2011 is not within 3 days of the lenders credit report date 05/30/2011. Initial GFE incomplete due to the bottom portion of the GFE is cut off. Loan is subject to IL predatory Lending Database Program. Certificate of Exemption from IL predatory Lending Database Program found in file.	YES		Rate/Term Refi	Owner Occ	113.88	113.88
71610	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application [2] Negam by Note Design		3
[3]   TIL Incomplete
[3]   ROR Missing
[2]   Credit Score Disclosure Not Present
[2]   State - Missing Application Addedum stating applicant, if married, may apply for a separate account
[2]   State - Missing Fair Lending Notice
[2]   State - Missing Loan Commitiment
[2]   State - Missing Hazard Insurance Disclosure
[2]   State - Missing Mortgage Loan Disclosure Statement (DRE)
[2]   State - Missing DRE Advance Fee Agreement
[2]   State - Missing Comparison of Sample Mortgage Features: Typical Mortgage
[2]   State - Missing Mortgage Broker Agreement
[2]   State - Missing Acknowledgment of Receipt of Good Faith Estimate
[2]   State - Missing Domestic Partnership Affidavit
[2]   State - Missing Finance Lender Information Disclosure
[2]   State - Missing Impound Authorization Disclosure
[2]   State - Missing Interim Interest Disclosure
[2]   State - Missing Loan Modification Disclosure
[2]   State - Missing Waiver of Title Insurance Disclosure
[2]   Initial GFE Missing
 [2]   Initial TIL Missing
							Final TIL incomplete due to missing page 2.	TESTED	ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	65.55	65.55
71611	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		2	[2] State - Missing Mortgage Broker Agreement [2] State - Missing Impound Authorization Disclosure [2] State - Missing Interim Interest Disclosure [2] Initial GFE Missing [2] Initial TIL Missing				Cashout Refi	Owner Occ	52.05	52.05	37.91
71612	3	3	[3] Final Application Missing [3] Missing Initial Application		2
[2]   Credit Score Disclosure Not Present
[2]   Affiliated Business Doc Missing
[2]   State - Missing Application Addedum stating applicant, if married, may apply for a separate account
[2]   State - Missing Consumer Credit Score Disclosure
[2]   State - Missing Hazard Insurance Disclosure
[2]   State - Missing Mortgage Loan Disclosure Statement (DRE)
[2]   State - Missing DRE Advance Fee Agreement
[2]   State - Missing Comparison of Sample Mortgage Features: Typical Mortgage
[2]   State - Missing Mortgage Broker Agreement
[2]   State - Missing Acknowledgment of Receipt of Good Faith Estimate
[2]   State - Missing Domestic Partnership Affidavit
 [2]   State - Missing Finance Lender Information Disclosure
										Cashout Refi	Owner Occ	63.33	63.33	33.515
71613	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		2	[2] Credit Score Disclosure Not Present [2] Affiliated Business Doc Missing [2] State - Missing Application Addedum stating applicant, if married, may apply for a separate account [2] State - Missing Consumer Credit Score Disclosure [2] State - Missing Fair Lending Notice [2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage [2] State - Missing Mortgage Broker Agreement [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Finance Lender Information Disclosure [2] Initial GFE Missing				Purchase	Owner Occ	80	100	39.591
71614	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application [2] Combined Orig LTV >100%		3	[3] TIL Missing [3] HUD-1 Missing [2] Credit Score Disclosure Not Present [2] Affiliated Business Doc Missing [2] State - Missing Impound Authorization Disclosure [2] Initial GFE Missing		NO		Cashout Refi	Investment Property	100	125.21
71615	3	3	[3] Final Application Missing [3] Missing Initial Application		3	[3] HUD-1 Incomplete [2] Affiliated Business Doc Missing [2] State - Missing Application Addedum stating applicant, if married, may apply for a separate account [2] State - Missing Hazard Insurance Disclosure [2] State - Missing Mortgage Loan Disclosure Statement (DRE) [2] State - Missing DRE Advance Fee Agreement [2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage [2] State - Missing Finance Lender Information Disclosure [2] State - Missing Impound Authorization Disclosure [2] State - Missing Notice to Cosigner	Final HUD not executed by the borrower or certified by the settlement agent.	NO		Purchase	Owner Occ	80	100	44.86
71616	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		3	[3] HUD-1 Incomplete [3] TIL Incomplete [2] State - Missing Consumer Credit Score Disclosure [2] State - Missing Fair Lending Notice [2] State - Missing Hazard Insurance Disclosure [2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage [2] State - Missing Finance Lender Information Disclosure [2] State - Missing Impound Authorization Disclosure [2] State - Missing Interim Interest Disclosure [2] Credit Score Disclosure Not Present	Final HUD is illegible. Fees were not captured. Final TIL is illegible.	NO		Purchase	Investment Property	60	60
71617	3	1			3	[3] Finance Charge underdisclosed >$35 for Refinance [3] HUD-1 Estimated [2] State - Missing Consumer Credit Score Disclosure [2] State - Missing Impound Authorization Disclosure [2] State - Missing Interim Interest Disclosure	Estimated HUD in file is not executed by borrower however is certified by the settlement. Finance charges under disclosed by $185 which exceeds the $35 tolerance for refinance transactions. TIL itemization did not disclose a disbursment fee of $150, a courier fee of $25 and a wire fee of $10 as prepaid finance charges.	YES	Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	69.5	69.5	46.01
71618	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		3
[3]   HUD-1 Incomplete
[3]   TIL Missing
[3]   ROR Missing
[2]   Credit Score Disclosure Not Present
[2]   State - Missing Application Addedum stating applicant, if married, may apply for a separate account
[2]   State - Missing Fair Lending Notice
[2]   State - Missing Loan Commitiment
[2]   State - Missing Hazard Insurance Disclosure
[2]   State - Missing Mortgage Loan Disclosure Statement (DRE)
[2]   State - Missing DRE Advance Fee Agreement
[2]   State - Missing Comparison of Sample Mortgage Features: Typical Mortgage
[2]   State - Missing Mortgage Broker Agreement
[2]   State - Missing Acknowledgment of Receipt of Good Faith Estimate
[2]   State - Missing Domestic Partnership Affidavit
[2]   State - Missing Finance Lender Information Disclosure
[2]   State - Missing Impound Authorization Disclosure
[2]   State - Missing Interim Interest Disclosure
[2]   State - Missing Loan Modification Disclosure
[2]   State - Missing Waiver of Title Insurance Disclosure
[2]   Initial GFE Missing
 [2]   Initial TIL Missing
							HUD in file is not executed by borrower or certified by settlement agent.	YES	ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	55.6	55.6
71619	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		3	[3] HUD-1 Incomplete [3] TIL Missing [2] Credit Score Disclosure Not Present [2] State - Missing Consumer Credit Score Disclosure [2] State - Missing Fair Lending Notice [2] State - Missing Mortgage Loan Disclosure Statement (DRE) [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Finance Lender Information Disclosure [2] State - Missing Impound Authorization Disclosure [2] State - Missing Interim Interest Disclosure [2] Initial GFE Missing [2] Initial TIL Missing	HUD in file is not executed by borrower or certified by settlement agent.	YES		Purchase	Owner Occ	80	80
71620	2	1			2
[2]   State - Missing MD Finance Agreement
[2]   State - Missing Loan Commitment
[2]   State - Missing Application Disclosure
[2]   State - Missing Attorneys' Fees Disclosure
[2]   State - Missing Guarantee Of Loan Program
[2]   State - Missing MD No Escrow Account Disclosure
[2]   State - Missing Right to Choose Attorney or Title Insurance Company
[2]   State - Missing Wet Settlement / Delivery of Net Proceeds Authorization
[2]   State - Missing Disclosure of Seller-Paid Fees
[2]   State - Missing Licensee Information or Affidavit of Exemption
[2]   State - Missing Written Acknowledgement of Delivery of the Note
[2]   State - Missing Credit Grantor Election
 [2]   Initial TIL Missing
										Purchase	Owner Occ	80	95	35.97
71621	3	3	[3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial GFE Date not within 3 days of Initial Application Date [2] State - Missing Anti-Discrimination Notice [2] State - Missing Statutory Authority Disclosure [2] State - Missing Notice of Escrow of Taxes and Regular Monthly Payment [2] State - Missing Closing Statement / Closing Disclosure [2] Initial TIL Missing				Cashout Refi	Owner Occ	80	80	13.952
71622	3	1			3	[3] Finance Charge underdisclosed >$35 for Refinance [2] Affiliated Business Doc Missing [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Impound Authorization Disclosure [2] State - Missing Notice to Cosigner	Finance charges under disclosed by $71.12 which exceeds the $35 tolerance for refinance transactions. TIL itemization did not disclose a courier fee of $90 as a prepaid finance charge.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Cashout Refi	Owner Occ	72.99	72.99	48.78
71624	2	1			2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date				Purchase	Owner Occ	72.73	72.73	36.55
71625	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09)				Cashout Refi	Owner Occ	66.11	66.11	26.84
71626	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		2	[2] State - Missing Consumer Credit Score Disclosure				Cashout Refi	Owner Occ	64.62	64.62	17.58
71627	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] Affiliated Business Doc Missing [2] State - Missing Prepayment Penalty Disclosure [2] State - Missing Mortgage Originator Disclosure [2] State - Missing Non Agency Disclosure [2] State - Missing Notice of Right to Discontinue Escrow [2] State - Missing Right to Choose Insurance Provider [2] Initial TIL Missing				Cashout Refi	Owner Occ	80	100	54.16
71628	3	3	[3] Final Application Missing [3] Missing Initial Application		1					Purchase	Owner Occ	79.99	99.99	41
71629	2	1			2	[2] State - Missing Attorney Disclosure [2] State - Missing Insurance Disclosure [2] State - Missing Application Disclosure [2] State - Missing Domestic Partnership Affidavit [2] State - Missing Initial Tax Authorization Notice [2] State - Missing Commitment Letter				Cashout Refi	Owner Occ	35.29	35.29	63.85
71630	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] State - Missing Interim Interest Disclosure				Rate/Term Refi	Investment Property	46.05	46.05
71631	3	3	[3] Credit Report Missing [3] Missing Initial Application		2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Affiliated Business Doc Missing [2] Initial GFE Missing				Purchase	Owner Occ	90	90	49.623
71632	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Escrow Holdback	HUD line 1114 reflects escrow pad for $350.	3	[3] Finance Charge underdisclosed >$100 for Purchase [3] HUD-1 Estimated [2] State - Missing Fair Lending Notice [2] State - Missing Hazard Insurance Disclosure [2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage [2] State - Missing Impound Authorization Disclosure [2] State - Missing Notice to Cosigner	Estimated HUD in file is executed by the borrower and certified by the settlement agent. Finance charges under disclosed by $925.31 which exceeds the $100 tolerance for purchase transactions. Unable to determine under disclosure due to missing itemization of amount financed. There is a seller credit on line 216 of the HUD for $3500 that is not itemized, therefore, applied to non-APR fees first.	NO	Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	80	100	50.01
71633	2	1			2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Affiliated Business Doc Missing [2] State - Missing Insurance Disclosure / Right to Choose Insurance Provider				Purchase	Owner Occ	100	100	50.201
71634	2	1			2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date				Construction To Perm	Owner Occ	86.84	86.84	61.03
71635	1	1			1					Cashout Refi	Owner Occ	70	70	26.38
71636	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] Affiliated Business Doc Missing [2] State - Missing Broker Agreement [2] State - Missing Loan Commitment [2] State - Missing Domestic Partnership Affidavit [2] State - Missing Interest Rate Disclosure [2] State - Missing Schedule of Loan Charges				Purchase	Owner Occ	95	95	29.38
71637	3	3	[3] Credit Report Missing [2] Negam by Note Design		2	[2] State - Missing Domestic Partnership Affidavit [2] State - Missing Impound Authorization Disclosure				Cashout Refi	Owner Occ	64.71	64.71	37.06
71638	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		2	[2] State - Missing Mortgage Broker Agreement [2] Initial GFE Missing [2] Initial TIL Missing				Cashout Refi	Owner Occ	80	80	35.2
71639	2	1			2	[2] Affiliated Business Doc Missing [2] State - Missing Borrower's Bill of Rights [2] State - Missing Consumer Caution and Counseling Disclosure [2] State - Missing Insurance Disclosure / Right to Choose Insurance Provider				Purchase	Owner Occ	80	89.99	44.15
71640	1	1			1					Purchase	Owner Occ	83.72	83.72	18.013
71641	2	1			2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date				Cashout Refi	Owner Occ	72.22	72.22	39.79
71642	3	3	[3] Credit Report Missing [3] No Net Tangible Benefit To Borrower	Unable to determine net tangible benefit due to, missing previous note and/or payoff statement for subject property. Borrower is not paying off any debt at time of closing or receiving more than $2,000 at closing.	2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] State - Missing Borrower's Bill of Rights [2] State - Missing Consumer Caution and Counseling Disclosure [2] State - Missing Insurance Disclosure / Right to Choose Insurance Provider [2] State - Missing Rate Lock				Rate/Term Refi	Owner Occ	87.72	87.72	56.16
71643	3	1			3	[3] Finance Charge underdisclosed >$35 for Refinance [2] Affiliated Business Doc Missing [2] State - Missing Borrower's Bill of Rights	Finance charges under disclosed by $95 which exceeds the $35 tolerance for refinance transactions. TIL itemization did not disclose a courier fee of $100 and a wire fee of $20 as prepaid finance charges.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Cashout Refi	Second Home	75	75	37.87
71644	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] Affiliated Business Doc Missing [2] State - Missing Mortgage Broker Agreement [2] State - Missing Lock In Agreement [2] State - Missing Initial Tax Authorization Notice [2] State - Missing Commitment Letter [2] Initial GFE Missing [2] Initial TIL Missing				Rate/Term Refi	Owner Occ	62.75	69	46.32
71645	2	1			2	[2] HMDA-reportable rate spread (10/1/09 and later)				Cashout Refi	Investment Property	75	75	40.26
71646	3	1			3	[3] No tolerance fees increased at closing (Origination Charge) [3] No tolerance fees increased at closing (Adjusted Origination Charges) [2] State - Missing Application Disclosure Statement
No tolerance fees increased at closing: Adjusted Origination charges increased from most recent binding GFE dated 11/26/2013; Adjusted Origination disclosed as $1130.00 increased at closing to $1148.75. This is due to the fact that GFE4 dated 08/02/2011 reflects an undocumented increase in Origination charges from $1130 to $1148.75 and the fact that GFE3 dated 11/27/2013 reflects an undocumented increase in Charge for interest rate from $0 to $75 therefore an undocumented increase in Adjusted Origination charges from $1130 to $1205.
 No tolerance fees increased at closing: Origination charges increased from most recent binding GFE dated 11/27/2013 disclosed Origination charges as $1130.00 increased at closing to $1148.75. This is due to the fact that GFE4 dated 08/02/2011 reflects an undocumented increase in Origination charges from $1130 to $1148.75 and the fact that GFE3 dated 11/27/2013 reflects an undocumented increase in Charge for interest rate from $0 to $75 therefore an undocumented increase in Adjusted Origination charges from $1130 to $1205.
										Rate/Term Refi	Owner Occ	47.08	47.08	42.589
71647	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial GFE Missing [2] Initial TIL Missing				Cashout Refi	Owner Occ	39.69	39.69
71648	3	3	[3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Application Disclosure Statement [2] Initial TIL Missing				Cashout Refi	Owner Occ	73.32	73.32
71649	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application [2] Combined Orig LTV >100%		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Credit Score Disclosure Not Present [2] State - Missing Mortgage Consumer Disclosure [2] State - Missing Commitment Letter [2] State - Missing Rate Lock [2] State - Missing Application Disclosure [2] State - Missing Freedom to Choose / Anti-Coercion Disclosure [2] Initial GFE Missing [2] Initial TIL Missing				Cashout Refi	Owner Occ	101.6	101.6
71650	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		2	[2] Credit Score Disclosure Not Present [2] State - Missing Mortgage Consumer Disclosure [2] State - Missing Commitment Letter [2] State - Missing Rate Lock [2] State - Missing Application Disclosure [2] State - Missing Freedom to Choose / Anti-Coercion Disclosure [2] Initial TIL Missing				Cashout Refi	Owner Occ	98.26	98.26
71652	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		2	[2] Credit Score Disclosure Not Present [2] State - Missing Waiver of Borrower's Rights [2] State - Missing Right to Select Attorney Disclosure [2] Initial TIL Missing				Cashout Refi	Owner Occ	57.55	57.55
71653	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Credit Score Disclosure Not Present [2] State - Missing Waiver of Borrower's Rights [2] State - Missing Right to Select Attorney Disclosure				Cashout Refi	Owner Occ	65.13	65.13
71654	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		3	[3] Rescission Period under 3 days [2] Credit Score Disclosure Not Present [2] Affiliated Business Doc Missing [2] State - Missing Freedom of Choice Insurance Disclosure [2] State - Missing Authorization for Lender to Obtain Insurance [2] Initial TIL Missing [2] HMDA-reportable rate spread (1/1/04-10/1/09)	Notice of right of rescission was executed 5/XX/2006 with the end of the rescission period reflected as 5/XX/2006, however, the mortgage notary date is reflected as 6/XX/2006.		ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Cashout Refi	Owner Occ	98.96	98.96
71655	3	3	[3] Credit Report Missing [2] Combined Orig LTV >100%		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Credit Agreeement/Rate Lock [2] State - Missing Refinance Dislcosure [2] State - Missing Guaranty Terms Agreement [2] State - Missing Right to Choose Insurance Provider [2] Initial TIL Missing				Cashout Refi	Owner Occ	100.85	100.85
71656	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Anti-Discrimination Notice [2] State - Missing Statutory Authority Disclosure [2] State - Missing Notice of Escrow of Taxes and Regular Monthly Payment [2] State - Missing Closing Statement / Closing Disclosure [2] Initial TIL Missing				Cashout Refi	Owner Occ	61.3	61.3
71657	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application [2] Combined Orig LTV >100%		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Application Disclosure [2] State - Missing Right to Choose Insurance Provider [2] State - Missing Licensee Name Number and NMLS Unique Identifier on the application [2] Initial TIL Missing				Cashout Refi	Owner Occ	103.15	103.15
71658	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Appraisal Incomplete [3] Missing Initial Application	Appraisal incomplete due to missing recertification of value. Appraisal report dated 9/22/2003, loan originated 5/XX/2004.	2	[2] State - Missing Interest Rate Disclosre [2] State - Missing Right to Choose Insurance Provider [2] State - Missing Conventional Loan Disclosures [2] Initial TIL Missing				Cashout Refi	Owner Occ	63.3	63.3
71659	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		3	[3] HUD-1 Missing [2] Affiliated Business Doc Missing [2] State - Missing Anti-Coercion Notice [2] State - Missing Pre-Application Dislcosure [2] State - Missing Lock In Agreement [2] Initial GFE Missing [2] Initial TIL Missing		YES		Cashout Refi	Owner Occ	44.73	44.73
71660	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing [3] No Net Tangible Benefit To Borrower [3] Missing Initial Application [2] Combined Orig LTV >100%	Unable to determine net tangible benefit due to missing previous note and/or payoff statement for subject property. Borrower is not paying off any debt at time of closing or receiving more than $2,000 at closing.	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Commitment Letter [2] State - Missing Consumer Disclosure Statement [2] State - Missing Notice of Choice of Agent or Insurer [2] Initial TIL Missing				Rate/Term Refi	Owner Occ	102.8	102.8
71661	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application [2] Combined Orig LTV >100%		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Credit Score Disclosure Not Present [2] State - Missing Anti-Coercion Notice [2] State - Missing Choice of Attorney disclosure [2] State - Missing Amortization Information Disclosure [2] Initial TIL Missing				Cashout Refi	Owner Occ	101.68	101.68
71662	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application [2] Combined Orig LTV >100%		2	[2] Evidence of Single Premium Credit Insurance With Disclosure [2] State - Missing Anti-Coercion Notice [2] Initial TIL Missing	Evidence of single credit life insurance with an annual premium of $3067.63. Insurance is optional.			Cashout Refi	Owner Occ	104.85	104.85
71663	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application [2] Combined Orig LTV >100%		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Credit Score Disclosure Not Present [2] State - Missing Mortgage Consumer Disclosure [2] State - Missing Application Disclosure [2] State - Missing Freedom to Choose / Anti-Coercion Disclosure [2] Initial TIL Missing				Rate/Term Refi	Owner Occ	102.18	102.18
71664	3	3	[3] Credit Report Missing		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Property Tax Benefit Disclosure (State Form 51781 (6-04) [2] Initial TIL Missing				Cashout Refi	Owner Occ	98.28	98.28
71665	3	3	[3] Appraisal Missing [3] Credit Report Missing		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial GFE Date not within 3 days of Initial Application Date [2] Credit Score Disclosure Not Present [2] State - Missing Waiver of Borrower's Rights [2] State - Missing Right to Select Attorney Disclosure				Cashout Refi	Owner Occ	93.84	93.84
71666	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing [3] Mortgage/DOT Incomplete [3] No Net Tangible Benefit To Borrower [3] Missing Initial Application	Mortgage incomplete due to mortgage stating county as XXX and legal description stating county as XXX Unable to determine net tangible benefit due to, missing previous note and/or payoff statement for subject property.	3	[3] TIL Missing [3] ROR Missing [3] HUD-1 Missing [2] State - Missing Appraisal Notice [2] State - Missing Disclosure of No Interim Financing [2] State - Missing Agreement Concerning Nonrefundability of Advance Fee [2] State - Missing Notice to Mortgage Applicants / Legal Representation Notice [2] Initial GFE Missing [2] Initial TIL Missing		NO	ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Cashout Refi	Owner Occ	95.08	95.08
71667	2	1			2	[2] State - Missing Disclosure of Terms of Mortgage Application [2] State - Missing Rate Lock Disclosure [2] State - Missing NMLS Unique Identifier # and WA CLA mortgage loan originator’s license number on the application [2] State - Missing Oral Agreement Notice				Rate/Term Refi	Owner Occ	80	89.7	43.03
71668	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Notice to Purchaser-Mortgagor				Purchase	Investment Property	100	100	22.19
71669	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application [2] Negam by Note Design		3	[3] TIL Missing [2] State - Missing Mortgage Consumer Disclosure [2] State - Missing Freedom to Choose / Anti-Coercion Disclosure [2] HMDA-reportable rate spread (1/1/04-10/1/09)		YES		Cashout Refi	Owner Occ	80	90	33.928
71670	2	2	[2] Negam by Note Design		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Affiliated Business Doc Missing				Purchase	Investment Property	89.97	89.97	23.892
71671	3	3	[3] Credit Report Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Anti-Coercion Notice [2] State - Missing Purchase Money Borrower Notification Dislcosure [2] State - Missing Oral Agreement Notice [2] State - Missing Dual Capacity Disclosure				Cashout Refi	Owner Occ	90	90	27.75
71672	3	1			3	[3] ROR Missing [3] Finance Charge underdisclosed >$35 for Refinance [2] Affiliated Business Doc Missing [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Impound Authorization Disclosure [2] State - Missing Interim Interest Disclosure [2] State - Missing Notice to Cosigner	Finance charges under disclosed by $1,937.32 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed.		ROR - 3yrs for rescindable transactions. The loan is outside the SOL. Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	50.38	76	26.95
71673	1	1			1					Purchase	Owner Occ	97.8	97.8	28.16
71674	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application [2] Negam by Note Design		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Domestic Partnership Affidavit [2] State - Missing Initial Tax Authorization Notice				Cashout Refi	Investment Property	76	76	28.38
71675	3	3	[3] Appraisal Missing [3] Final Application Missing [2] Negam by Note Design		2	[2] State - Missing Application Addedum stating applicant, if married, may apply for a separate account [2] State - Missing Fair Lending Notice [2] State - Missing Loan Commitiment [2] State - Missing Hazard Insurance Disclosure				Rate/Term Refi	Owner Occ	80	80	27.97
71676	2	2	[2] Manufactured (Double-Wide)		1					Purchase	Owner Occ	95	95	37.87
71677	3	3	[3] Appraisal Missing [3] Credit Report Missing		2	[2] State - Missing Application Addedum stating applicant, if married, may apply for a separate account [2] State - Missing Hazard Insurance Disclosure [2] State - Missing Mortgage Loan Disclosure Statement (DRE) [2] State - Missing DRE Advance Fee Agreement [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Finance Lender Information Disclosure [2] State - Missing Impound Authorization Disclosure [2] State - Missing Interim Interest Disclosure				Rate/Term Refi	Owner Occ	98.21	98.21
71678	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application [2] Negam by Note Design		3
[3]   HUD-1 Incomplete
[2]   State - Missing Application Addedum stating applicant, if married, may apply for a separate account
[2]   State - Missing Consumer Credit Score Disclosure
[2]   State - Missing Fair Lending Notice
[2]   State - Missing Hazard Insurance Disclosure
[2]   State - Missing Comparison of Sample Mortgage Features: Typical Mortgage
[2]   State - Missing Mortgage Broker Agreement
[2]   State - Missing Acknowledgment of Receipt of Good Faith Estimate
[2]   State - Missing Domestic Partnership Affidavit
[2]   State - Missing Interim Interest Disclosure
[2]   Initial GFE Missing
[2]   Initial TIL Missing
 [2]   Credit Score Disclosure Not Present
							HUD in file is not executed by borrower or certified by settlement agent.	YES		Cashout Refi	Owner Occ	80	80	36.85
71679	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] Affiliated Business Doc Missing				Purchase	Owner Occ	80	80	41.4
71680	3	3	[3] Appraisal Missing [3] Credit Report Missing [3] MI Missing [3] Missing Initial Application [3] FHA Case Number Assignment Missing	Case Query results are not provided to indicate if UFMIP was paid, FHA loan, missing MIC.	3	[3] TIL Missing [2] State - Missing Authorization to Complete Blank Spaces [2] Initial GFE Missing [2] Initial TIL Missing		NO		Purchase	Owner Occ	97	97
71681	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		2	[2] State - Missing Residential Mortgage Loan Originator Disclosure [2] State - Missing Notice of Penalties for Making False or Misleading Written Statement [2] State - Missing Complaints and Inquiries Notice [2] Initial GFE Missing [2] Initial TIL Missing				Purchase	Owner Occ	20	20
71682	3	3	[3] Missing Initial Application		2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date				Purchase	Owner Occ	90	90	37.95
71683	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Mortgage Consumer Disclosure				Purchase	Owner Occ	100	100	55.37
71684	3	3	[3] Credit Report Missing [3] Missing Initial Application		2	[2] Affiliated Business Doc Missing [2] Initial GFE Missing [2] Initial TIL Missing				Rate/Term Refi	Owner Occ	76.64	76.64	24.57
71685	3	3	[3] Final Application Missing [3] Missing Initial Application		3	[3] Finance Charge underdisclosed >$35 for Refinance	Finance charges under disclosed by $ 597.88 which exceeds the $35 tolerance for refinance transactions. Unable to determine the reason for the under disclosure due to missing the itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	68.45	68.45	54.09
71686	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		2	[2] State - Missing Application Addedum stating applicant, if married, may apply for a separate account [2] State - Missing Hazard Insurance Disclosure [2] State - Missing Mortgage Broker Agreement [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Impound Authorization Disclosure [2] State - Missing Interim Interest Disclosure				Purchase	Owner Occ	80	94.98	32.92
71687	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] State - Missing Affidavit of Borrower Under Residential Mortgage Act [2] State - Missing GA Foreclosure Disclosure / Notice Pursuant To O.C.G.A. Section 7-1				Purchase	Owner Occ	62.65	62.65	36.53
71688	3	3	[3] Final Application Missing		2	[2] Affiliated Business Doc Missing				Purchase	Owner Occ	80	80	39.739
71689	3	3	[3] Missing Initial Application		3	[3] Finance Charge underdisclosed >$35 for Refinance [2] Affiliated Business Doc Missing [2] State - Missing Application Disclosure [2] State - Missing Right to Choose Insurance Provider [2] State - Missing Licensee Name Number and NMLS Unique Identifier on the application [2] Initial TIL Missing	Finance charges under disclosed by $61.93 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	92.29	92.29	38.32
71690	3	1			3	[3] HUD-1 Incomplete [2] State - Missing Consumer Credit Score Disclosure [2] State - Missing Fair Lending Notice [2] State - Missing Hazard Insurance Disclosure [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Impound Authorization Disclosure [2] State - Missing Interim Interest Disclosure [2] Credit Score Disclosure Not Present	Final HUD not signed by the borrower or stamped by settlement agent.	YES		Rate/Term Refi	Owner Occ	80	80	26
71691	3	1			3	[3] Finance Charge underdisclosed >$35 for Refinance	Finance charges under disclosed by $45 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	75	75	47.58
71692	3	3	[3] Appraisal Missing [3] Credit Report Missing [3] Missing Initial Application		3	[3] ROR Incorrect Form - Non Lender to Lender Not On H8/G8 [2] Initial GFE Missing [2] Initial TIL Missing [2] State - Missing Mortgage Banker Disclosure	ROR incorrect form used for non lender to lender refinance, H8 or G8 form not used.		ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	100	100
71693	3	3	[3] MI Missing [2] Combined Orig LTV >100%	USDA loan, missing Certificate of mortgage insurance.	2	[2] State - Agency Disclosure				Purchase	Owner Occ	104.08	104.08	43.53
71694	3	1			3	[3] Finance Charge underdisclosed >$35 for Refinance [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] HMDA-reportable rate spread (1/1/04-10/1/09)	Finance charges under disclosed by $89.09 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Cashout Refi	Owner Occ	70.68	70.68	44.911
71695	3	3	[3] Missing Initial Application		2	[2] Affiliated Business Doc Missing				Construction To Perm	Owner Occ	80	80
71696	3	3	[3] Final Application Missing [3] Credit Report Missing		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial TIL Missing				Cashout Refi	Owner Occ	91.55	91.55
71697	3	3	[3] Missing Initial Application		3	[3] Finance Charge underdisclosed >$100 for Purchase [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate	Finance charges under disclosed by $321.90 which exceeds the $100 tolerance for purchase transactions. TIL itemization did not disclose an underwriting Fee of $495, a processing fee of $395.00 and wire fee $65.00 as prepaid finance charges.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	80	90	36.14
71698	2	1			2	[2] Affiliated Business Doc Missing [2] State - Missing Prepayment Penalty Disclosure [2] State - Missing Interest Rate Disclosre [2] State - Missing Mortgage Originator Disclosure [2] State - Missing Non Agency Disclosure [2] State - Missing Notice of Right to Discontinue Escrow [2] State - Missing Right to Choose Insurance Provider [2] State - Missing Conventional Loan Disclosures [2] Initial TIL Missing				Rate/Term Refi	Owner Occ	85	85	47
71699	3	3	[3] Final Application Missing [3] Credit Report Missing		2	[2] Initial TIL Missing				Cashout Refi	Owner Occ	74.61	74.61
71700	3	3	[3] MI Missing		2	[2] State - Missing Notice to Purchaser-Mortgagor [2] State - Missing Pre-Application Dislcosure				Purchase	Investment Property	90	90	35.936
71701	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		2
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
[2]   Credit Score Disclosure Not Present
[2]   State - Missing Acknowledgment of Receipt of Home Mortgage Loan Informational Document / Attorney General Information Statement
[2]   State - Missing Mortgage Loan Origination Dislcosure
[2]   State - Missing Anti-Discrimination Notice
[2]   State - Missing Attorney General Information Statement
[2]   Missing Notice of Change in Mortgage Terms / Revised Mortgage Loan Originator Disclosure
[2]   State - Missing Insurance Disclosure
[2]   State - Missing Statutory Authority Disclosure
[2]   State - Missing Notice of Escrow of Taxes and Regular Monthly Payment
[2]   State - Missing Closing Statement / Closing Disclosure
[2]   State - Missing Nature of Relationship and Notice to Borrower in the Mortgage Loan Originator Disclosure / Addendum to GFE
 [2]   Initial TIL Missing
										Cashout Refi	Owner Occ	90	90	44.715
71702	3	3	[3] Appraisal Missing [3] Application Incomplete	Final application incomplete due to missing 1st page.	2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] State - Missing Application Addedum stating applicant, if married, may apply for a separate account [2] State - Missing Mortgage Loan Disclosure Statement (DRE) [2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Finance Lender Information Disclosure [2] State - Missing Impound Authorization Disclosure [2] Initial GFE Missing				Cashout Refi	Owner Occ	73	73	30.876
71703	2	2	[2] Only Preliminary Title in File		2	[2] State - Missing Fair Lending Notice [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] Initial TIL Missing				Purchase	Owner Occ	70	100
71704	3	3	[3] Appraisal Missing [3] Credit Report Missing		2	[2] State - Missing Commitment Letter [2] State - Missing Notice of Choice of Agent or Insurer [2] State - Missing Adjustable Rate Loan Without Prepayment Penalty [2] State - Missing Acknowledgment of Receipt of Disclosure Regarding ARM Loan Without Prepayment				Rate/Term Refi	Owner Occ	96.19	96.19
71705	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		3	[3] Finance Charge underdisclosed >$35 for Refinance [2] Credit Score Disclosure Not Present [2] Affiliated Business Doc Missing [2] Initial GFE Missing	Finance charges under disclosed by $322.73 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	80	80	55.17
71706	3	3	[3] Appraisal Missing [3] Final Application Missing		2	[2] Affiliated Business Doc Missing [2] Initial TIL Missing				Rate/Term Refi	Owner Occ	71.35	71.35
71707	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing [3] Missing Title Evidence [3] Missing Initial Application		3	[3] ROR Missing [3] HUD-1 Missing [2] Credit Score Disclosure Not Present [2] Affiliated Business Doc Missing [2] State - Missing Borrower's Bill of Rights [2] State - Missing Consumer Caution and Counseling Disclosure [2] State - Missing Insurance Disclosure / Right to Choose Insurance Provider [2] State - Missing Rate Lock [2] Initial GFE Missing [2] Initial TIL Missing		YES	ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	89	89
71708	3	3	[3] Appraisal Missing [3] Credit Report Missing [3] Missing Title Evidence		2	[2] Initial TIL Missing				HELOC	Owner Occ	80.47	80.47
71709	1	1			1					Purchase	Owner Occ	90	90	35.25
71710	3	3	[3] Appraisal Missing [3] Credit Report Missing [3] Missing Initial Application		3	[3] Initial GFE Missing [2] Credit Score Disclosure Not Present [2] State - Missing Fair Lending Notice [2] State - Missing Interim Interest Disclosure	File does not contain any GFEs for review.			Rate/Term Refi	Investment Property	100	100
71711	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application [2] Negam by Note Design		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial GFE Missing [2] Initial TIL Missing				Cashout Refi	Owner Occ	66.66	66.66	39.489
71712	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		3	[3] ROR Missing [3] HUD-1 Missing [2] State - Missing Virginia Insurance Disclosure [2] State - Missing Appraisal Notice [2] Initial GFE Missing [2] Initial TIL Missing		YES	ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Cashout Refi	Owner Occ	100	100
71714	3	3	[3] Final Application Missing [3] Missing Initial Application		1					Cashout Refi	Owner Occ	65.44	65.44	37.57
71715	2	1			2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] Credit Score Disclosure Not Present [2] State - Missing Consumer Credit Score Disclosure				Cashout Refi	Owner Occ	79.99	89.99
71716	3	1			3	[3] Finance Charge underdisclosed >$35 for Refinance [2] Credit Score Disclosure Not Present [2] State - Missing Consumer Credit Score Disclosure [2] State - Missing Mortgage Loan Disclosure Statement (DRE) [2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage [2] State - Missing Finance Lender Information Disclosure [2] State - Missing Impound Authorization Disclosure [2] State - Missing Interim Interest Disclosure	Finance charges under disclosed by $2,681.86 which exceeds the $35 tolerance for refinance transactions. Unable to determine the reason for the under disclosure due to missing the itemization of amount financed. There is a Lender credit on line 206 for $3,237.50 which is un-itemized therefore, applied to non-APR fees first.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Cashout Refi	Owner Occ	61.26	61.26	37.62
71717	3	3	[3] Final Application Missing [3] Missing Initial Application		3	[3] TIL Missing [2] Affiliated Business Doc Missing [2] State - Missing Authorization to Complete Blank Spaces		NO		Purchase	Owner Occ	80	100	29.9
71718	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Borrower's Choice of Attorney Disclosure				Cashout Refi	Owner Occ	69.08	69.08	44.001
71719	3	3	[3] Final Application Missing [3] Missing Initial Application [2] Negam by Note Design		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Hazard Insurance Disclosure [2] State - Missing DRE Advance Fee Agreement [2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Finance Lender Information Disclosure [2] State - Missing Interim Interest Disclosure				Purchase	Investment Property	75	75	42.62
71720	3	3	[3] Final Application Missing [3] Credit Report Missing		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Affiliated Business Doc Missing [2] State - Missing Waiver of Borrower's Rights [2] State - Missing GA Foreclosure Disclosure / Notice Pursuant To O.C.G.A. Section 7-1 [2] State - Missing Right to Select Attorney Disclosure [2] Initial TIL Missing				Cashout Refi	Owner Occ	88.93	88.93
71721	3	3	[3] Application Incomplete [3] Missing Initial Application	Final application is not dated by the borrower.	2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] State - Missing Fair Lending Notice [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Interim Interest Disclosure				Purchase	Owner Occ	80	100	44.41
71722	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Credit Score Disclosure Not Present [2] Initial GFE Missing [2] Initial TIL Missing				Cashout Refi	Owner Occ	65.96	65.96
71723	3	3	[3] Missing Initial Application		2
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
[2]   Initial GFE Date not within 3 days of Initial Application Date
[2]   State - Missing Acknowledgment of Receipt of Home Mortgage Loan Informational Document / Attorney General Information Statement
[2]   State - Missing Anti-Discrimination Notice
[2]   State - Missing Attorney General Information Statement
[2]   State - Missing High Loan to Value Disclosure in the Mortgage Loan Disclosure Statement
[2]   State - Missing Ohio Business Relationship Disclosure Notice / Conflict of Interest Disclosure
[2]   State - Missing Statutory Authority Disclosure
[2]   State - Missing Notice of Escrow of Taxes and Regular Monthly Payment
[2]   State - Missing Closing Statement / Closing Disclosure
 [2]   Initial TIL Missing
										Cashout Refi	Owner Occ	83.47	83.47
71724	3	1			3	[3] Finance Charge underdisclosed >$35 for Refinance [2] State - Missing Commitment Letter	Finance charges under disclosed by $2,154.34 which exceeds the $35 tolerance for refinance transactions. Unable to determine the reason for the under disclosure due to missing the itemization of amount financed. There is a Lender credit on line 205 for $2,000 which is un-itemized therefore, applied to non-APR fees first.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	77.49	77.49	45.344
71725	3	3	[3] Missing Initial Application		2	[2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage [2] State - Missing Impound Authorization Disclosure [2] State - Missing Interim Interest Disclosure [2] Initial TIL Missing				Rate/Term Refi	Owner Occ	74.68	88.05	44.713
71726	2	1			2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Collateral Protection Act Disclosure				Purchase	Owner Occ	95	95	7.93
71727	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		3	[3] HUD-1 Incomplete [2] Affiliated Business Doc Missing [2] State - Missing Consumer Credit Score Disclosure [2] State - Missing Fair Lending Notice [2] State - Missing Hazard Insurance Disclosure [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Impound Authorization Disclosure [2] State - Missing Interim Interest Disclosure [2] Credit Score Disclosure Not Present	Final HUD incomplete due to missing attachment with additional disbursements. Unable to determine if all fees were captured.	YES		Cashout Refi	Owner Occ	43.13	43.13
71728	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		3	[3] TIL Missing [3] ROR Missing [3] HUD-1 Missing [2] Credit Score Disclosure Not Present [2] Affiliated Business Doc Missing [2] State - Missing Anti-Coercion Notice [2] State - Missing Lock In Agreement [2] State - Missing Mortgage Loan Commitment [2] Initial GFE Missing [2] Initial TIL Missing		YES	ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Cashout Refi	Owner Occ	65	65
71729	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Credit Score Disclosure Not Present [2] Initial GFE Missing [2] Initial TIL Missing				Purchase	Owner Occ	80	100
71730	3	1			3	[3] HUD-1 Estimated [2] HMDA-reportable rate spread (1/1/04-10/1/09)	Estimated HUD in file is not executed by the borrower or certified by settlement agent.	YES		Cashout Refi	Owner Occ	80	100	47.85
71731	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Credit Agreeement/Rate Lock [2] State - Missing Refinance Dislcosure [2] State - Missing Guaranty Terms Agreement [2] State - Missing required broker disclosure [2] State - Missing Right to Choose Insurance Provider [2] State - Missing Tangible Net Benefit Disclosure [2] Initial GFE Missing [2] Initial TIL Missing				Rate/Term Refi	Owner Occ	78	78	43.46
71732	3	3	[3] Application Incomplete	Final application incomplete due to missing origination entity information.	3	[3] ROR Incorrect Form - Non Lender to Lender Not On H8/G8 [2] Initial TIL Missing [2] Affiliated Business Doc Missing [2] State - Missing Licensed Lenders Regulations Itemized Schedule of Charges [2] State - Missing Notice of Consumers Right to Obtain a Security Freeze	ROR incorrect form used for non lender to lender refinance, H8 or G8 form not used.		ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor. The loan is outside the SOL.	Cashout Refi	Owner Occ	94.27	94.27	48.51
71733	3	3	[3] Final Application Missing [3] Missing Initial Application		3	[3] HUD-1 Missing [2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] Affiliated Business Doc Missing [2] State - Missing Hazard Insurance Disclosure [2] State - Missing Mortgage Broker Agreement [2] State - Missing Impound Authorization Disclosure [2] State - Missing Interim Interest Disclosure		YES		Cashout Refi	Owner Occ	90	90	48.27
71734	3	3	[3] Appraisal Missing [3] Missing T-42.1 Endorsement (TX Home Equity Loans)	Missing T-42.1 Endorsement. The T-42.1 endorsement is a supplemental coverage that provides protection/insurance of compliance with certain provisions applicable to TX50(a)(6) Home Equity loans. While there is no regulatory requirement, this endorsement is generally required by lenders and assignees of TX Home Equity loans (including FNMA).	2	[2] State - Missing Loan Agreement Rider [2] State - Missing Notice of Penalties for Making False or Misleading Written Statement [2] Initial TIL Missing				Rate/Term Refi	Owner Occ	79.92	79.92	49.13
71735	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] State - Missing Loan Commitiment [2] State - Missing Waiver of Title Insurance Disclosure				Purchase	Owner Occ	90	90	5.68
71736	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		3	[3] ROR Missing [3] HUD-1 Missing [2] Credit Score Disclosure Not Present [2] Affiliated Business Doc Missing [2] State - Missing Consumer Credit Score Disclosure [2] State - Missing Fair Lending Notice [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Impound Authorization Disclosure [2] State - Missing Interim Interest Disclosure [2] Initial GFE Missing [2] Initial TIL Missing		YES	ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Cashout Refi	Owner Occ	69.4	69.4
71737	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Missing Initial Application		3	[3] Finance Charge underdisclosed >$35 for Refinance [2] Affiliated Business Doc Missing	Finance charges under disclosed by $250 which exceeds the $35 tolerance for refinance transactions. TIL itemization did not disclose a release admin fee of $250 as prepaid finance charge.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Cashout Refi	Owner Occ	80	80	34
71738	3	3	[3] Missing Initial Application		2	[2] Affiliated Business Doc Missing [2] State - Missing Notice to Purchaser-Mortgagor [2] State - Missing Pre-Application Dislcosure [2] State - Missing Lock In Agreement [2] State - Missing Mortgage Loan Commitment				Purchase	Owner Occ	100	100	43.91
71739	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing [3] No Net Tangible Benefit To Borrower [3] Missing Initial Application	Unable to determine net tangible benefit due to missing previous note, HUD, and/or payoff statement for subject property.	3
[3]   ROR Missing
[2]   Credit Score Disclosure Not Present
[2]   State - Missing Application Addedum stating applicant, if married, may apply for a separate account
[2]   State - Missing Consumer Credit Score Disclosure
[2]   State - Missing Fair Lending Notice
[2]   State - Missing Loan Commitiment
[2]   State - Missing Hazard Insurance Disclosure
[2]   State - Missing Mortgage Loan Disclosure Statement (DRE)
[2]   State - Missing DRE Advance Fee Agreement
[2]   State - Missing Comparison of Sample Mortgage Features: Typical Mortgage
[2]   State - Missing Mortgage Broker Agreement
[2]   State - Missing Acknowledgment of Receipt of Good Faith Estimate
[2]   State - Missing Finance Lender Information Disclosure
[2]   State - Missing Impound Authorization Disclosure
[2]   State - Missing Interim Interest Disclosure
[2]   State - Missing Notice to Cosigner
[2]   State - Missing Waiver of Title Insurance Disclosure
[2]   Initial GFE Missing
 [2]   Initial TIL Missing
									ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Cashout Refi	Owner Occ	80	80
71740	3	3	[3] Appraisal Missing [3] No Net Tangible Benefit To Borrower	Unable to determine net tangible benefit due to missing previous note, HUD, and/or payoff statement for subject property.	2	[2] Affiliated Business Doc Missing [2] State - Missing Application Addedum stating applicant, if married, may apply for a separate account [2] State - Missing Hazard Insurance Disclosure [2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage [2] State - Missing Impound Authorization Disclosure [2] State - Missing Interim Interest Disclosure [2] Initial GFE Missing				Cashout Refi	Owner Occ	47.27	47.27	56.98
71741	2	1			2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Credit Score Disclosure Not Present [2] Initial GFE Missing [2] Initial TIL Missing				Cashout Refi	Owner Occ	43.11	43.11	32.79
71742	2	1			2	[2] State - Missing Borrower Information Document [2] State - Mising Illinois Mortgage Escrow Act Disclosure [2] State - Missing Commitment Letter				Rate/Term Refi	Owner Occ	78.78	81.32	24.92
71743	3	3	[3] Appraisal Missing [3] Credit Report Missing [3] Note Incomplete	Note, Mortgage, Final TIL, and Right of Rescission reflect borrower's name as XXX. Borrower's name is XXX.	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Credit Score Disclosure Not Present [2] State - Missing Consumer Credit Score Disclosure [2] State - Missing Fair Lending Notice [2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Impound Authorization Disclosure [2] State - Missing Interim Interest Disclosure [2] State - Missing Waiver of Title Insurance Disclosure [2] Initial GFE Missing [2] Initial TIL Missing				Cashout Refi	Owner Occ	61.57	61.57
71744	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] State - Missing Application Addedum stating applicant, if married, may apply for a separate account [2] State - Missing DRE Advance Fee Agreement [2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Finance Lender Information Disclosure				Cashout Refi	Owner Occ	75	87.66
71746	3	1			3	[3] HUD-1 Missing [2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage [2] HMDA-reportable rate spread (1/1/04-10/1/09)		YES		Rate/Term Refi	Owner Occ	69.28	69.28	32.065
71747	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		3
[3]   TIL Missing
[3]   ROR Missing
[3]   HUD-1 Missing
[3]   Missing MA Borrower's Interest Worksheet
[2]   Initial GFE Missing
[2]   Initial TIL Missing
[2]   Missing originator name, address, and/or license # on recorded mortgage/assignment of mortgage
[2]   Credit Score Disclosure Not Present
[2]   Affiliated Business Doc Missing
[2]   State - Missing Loan Origination and Compensation Agreement
[2]   State - Missing Loan Application Supplemental Disclosure
[2]   State - Missing Borrower Interest Worksheet
[2]   State - Missing Childhood Lead Poisoning Prevention
[2]   State - Missing Mortgage Loan Rate Lock Commitment
[2]   State - Missing Mtg Lender Disclosures Required by Atty General Consumer Protection Regulations
[2]   State - Missing Stated Income Disclosure
[2]   State - Missing Carbon Monoxide Detector Certification and Indemnification Agreement
 [2]   State - Missing Fire Prevention / Smoke Detector Certification and Indemnification Agreement
							MA Borrower's Interest worksheet missing from file. Required for all MA Refinance of principal residence within 60 months of consummation of existing loan. Missing TIL, HUD and several documents, unable to determine if applicable.	YES
ROR - 3yrs for rescindable transactions. The loan is outside the SOL.

 A violation may be used as a defense to foreclosure, as with many other issues. Before a borrower can allege a violation, the lender can require that the borrower give the lender notice and give the lender the option to resolve any issue. If this is done, and the borrower refuses the lender's offer to make the situation right, the borrower cannot recover costs and attorney's fees. The burden of proof as far as complying with the Borrowers' Interest standard is on the lender, but it appears there is minimal risk in a missing worksheet.
										Cashout Refi	Owner Occ	100	100
71748	3	3	[3] Final Application Missing [2] Only Preliminary Title in File		2	[2] State - Missing Hazard Insurance Disclosure [2] State - Missing DRE Advance Fee Agreement [2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Finance Lender Information Disclosure				Cashout Refi	Owner Occ	74.92	74.92	46.881
71749	3	1			3	[3] Finance Charge underdisclosed >$35 for Refinance [2] State - Missing Pre-Application Dislcosure [2] Initial TIL Missing	Finance charges under disclosed by $102.03 which exceeds the $35 tolerance for refinance transactions. TIL itemization did not disclose a courier fee of $100 as a prepaid finance charge.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Cashout Refi	Owner Occ	81.54	81.54	40.69
71750	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] Affiliated Business Doc Missing [2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage [2] State - Missing Mortgage Broker Agreement				Cashout Refi	Owner Occ	57.81	57.81	42.89
71751	2	1			2	[2] State - Missing Borrower's Bill of Rights [2] State - Missing Consumer Caution and Counseling Disclosure				Cashout Refi	Owner Occ	48.26	48.26	37.31
71752	2	1			2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Credit Score Disclosure Not Present [2] Affiliated Business Doc Missing [2] State - Missing Anti-Coercion Notice [2] State - Missing Choice of Attorney disclosure [2] State - Missing Fee Information From Your Mortgage Broker For Your Mortgage Loan [2] Initial GFE Missing [2] Initial TIL Missing				Cashout Refi	Owner Occ	80	99.07	45.507
71753	3	3	[3] Initial Application Unsigned		2	[2] State - Missing Lock In Agreement [2] State - Missing Mortgage Loan Commitment [2] Initial GFE Missing [2] Initial TIL Missing				Cashout Refi	Owner Occ	34.51	34.51	53.98
71755	3	3	[3] Credit Report Missing		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Credit Score Disclosure Not Present [2] State - Missing Consumer Credit Score Disclosure [2] State - Missing Hazard Insurance Disclosure [2] State - Missing Impound Authorization Disclosure [2] State - Missing Interim Interest Disclosure [2] Initial TIL Missing				Cashout Refi	Owner Occ	46.29	46.29
71756	3	3	[3] Appraisal Missing [3] Credit Report Missing [3] Application Incomplete	Final application incomplete due to missing origination entity information.	3	[3] ROR Incomplete [2] Affiliated Business Doc Missing [2] State - Missing Application Disclosure [2] State - Missing Daily Simple Interest Loan Disclosure [2] State - Missing Appraisal Notice [2] Initial GFE Missing [2] Initial TIL Missing [2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Credit Score Disclosure Not Present	ROR incomplete due to missing co-borrowers signature.		ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Cashout Refi	Owner Occ	94.89	94.89
71757	3	3	[3] Final Application Missing [2] Combined Orig LTV >100%		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Affiliated Business Doc Missing [2] Missing originator name, address, and/or license # on recorded mortgage/assignment of mortgage				Purchase	Owner Occ	80	102.84
71758	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Initial Application Incomplete	Initial application incomplete due to missing origination entity information.	3	[3] HUD-1 Incomplete [2] State - Missing Application Disclosure [2] State - Missing Rate Lock [2] Initial TIL Missing	Final HUD not executed by the borrower or certified by the settlement agent.	YES		Rate/Term Refi	Owner Occ	90.98	90.98
71759	3	3	[3] Appraisal Missing [3] Final Application Missing		2	[2] State - Missing Mortgage Banker Disclosure [2] State - Missing Collateral Protection Insurance Notice [2] State - Missing Notice of Penalties for Making False or Misleading Written Statement [2] Initial GFE Missing [2] Initial TIL Missing				Rate/Term Refi	Owner Occ	97.15	97.15
71760	3	3	[3] Appraisal Missing [3] Credit Report Missing [3] Missing Initial Application		3	[3] TIL Missing [3] HUD-1 Missing [2] Credit Score Disclosure Not Present [2] State - Missing Notice to Purchaser-Mortgagor [2] State - Missing Anti-Coercion Notice [2] State - Missing Broker Agreement [2] State - Missing Pre-Application Dislcosure [2] Initial GFE Missing [2] Initial TIL Missing		NO		Purchase	Owner Occ	100	100
71761	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		3	[3] TIL Missing [3] ROR Missing [3] HUD-1 Missing [2] Credit Score Disclosure Not Present [2] Affiliated Business Doc Missing [2] State - Missing Real Property Recordation and Transfer Tax (Form FP 7/C) [2] State - Missing Domestic Partnership Affidavit [2] State - Missing Financing Agreement [2] State - Missing Escrow Account Notice [2] Initial GFE Missing [2] Initial TIL Missing		YES	ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Cashout Refi	Owner Occ	80	80
71762	2	1			2	[2] Initial GFE Date not within 3 days of Initial Application Date [2] Initial TIL Missing				Rate/Term Refi	Owner Occ	80	80	41.23
71763	3	3	[3] Missing Initial Application		3	[3] HUD-1 Incomplete [2] State - Missing Anti-Coercion Notice [2] State - Missing Disclosure of Terms of Mortgage Application [2] State - Missing Domestic Partnership Addendum to Uniform Residential Loan Application [2] State - Missing Oral Agreement Notice [2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date	Final HUD not executed by the borrower or certified by the settlement agent.	NO		Purchase	Owner Occ	80	90	49.24
71764	3	3	[3] Appraisal Missing [3] Missing Initial Application		2	[2] State - Missing Attorney Disclosure [2] State - Missing Insurance Disclosure [2] State - Missing Application Disclosure [2] State - Missing Domestic Partnership Affidavit [2] State - Missing Initial Tax Authorization Notice				Rate/Term Refi	Owner Occ	66.57	66.57
71765	2	1			2	[2] Initial TIL Date not within 3 days of Initial Application Date				Rate/Term Refi	Owner Occ	80	80	41.16
71766	3	1			3	[3] HUD-1 Incomplete	HUD in file is not executed by borrower or certified by settlement agent.	YES		Rate/Term Refi	Owner Occ	88.92	88.92	32.75
71767	2	1			2	[2] State - Missing Lock In Agreement [2] Initial TIL Missing				Cashout Refi	Owner Occ	47.63	64.97	62.192
71768	3	3	[3] Final Application Missing [3] Missing Initial Application		3	[3] HUD-1 Missing [2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] State - Missing Interest Rate Disclsoure [2] State - Missing Insurance Disclsoure [2] State - Missing Application Disclosure [2] State - Pre-Application Disclosure Statement [2] State - Missing Affidavit of Compliance / Smoke Alarm [2] State - Missing Appraisal and Consumer Report Notice [2] State - Missing Borrower's Choice of Attorney Disclosure [2] State - Missing Fair Credit Reporting Act Notice		YES		Purchase	Owner Occ	95	95
71769	3	3	[3] MI Missing [3] Missing Initial Application		2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] Credit Score Disclosure Not Present [2] Affiliated Business Doc Missing [2] State - Missing Domestic Partnership Affidavit [2] State - Missing Initial Tax Authorization Notice				Purchase	Owner Occ	95	95
71770	3	1			3	[3] Finance Charge underdisclosed >$100 for Purchase [3] Increase in 10% tolerance fees exceeds 10% [2] GFE1 Written list of service providers not given to borrower [2] State - Missing Attorney Disclosure [2] Initial GFE Date not within 3 days of Initial Application Date
Finance charges under disclosed by $2517 which exceeds the $100 tolerance for purchase transactions. Unable to determine the reason for the under disclosure due to missing the itemization of amount financed. There is a lender credit on line 207 of the HUD for $2113.00 that is not itemized, therefore, applied to non-APR fees first.
HUD 10% tolerance fees increased more than allowed: Total fees subject to 10% tolerance were disclosed in the amount of $5973 and the total collected was $7261, resulting in an increase of $1288 or 21.56%.
 Initial GFE dated 0/19/2010 is not within 3 days of application 03/04/2010.
									Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	100	100	36
71771	2	1			2	[2] Initial GFE Missing [2] Initial TIL Missing				Purchase	Owner Occ	100	100	66.82
71772	3	3	[3] Credit Report Missing		3	[3] TIL Incomplete [2] State - Missing Application Addedum stating applicant, if married, may apply for a separate account [2] State - Missing Consumer Credit Score Disclosure [2] Credit Score Disclosure Not Present	Final TIL was signed by the borrower at closing, however, reflects estimated APR, finance charges, amount financed and total payment figures.	NO		Purchase	Owner Occ	80	90	32.81
71773	3	3	[3] Missing Initial Application		2	[2] State - Missing Impound Authorization Disclosure [2] State - Missing Interim Interest Disclosure				Cashout Refi	Owner Occ	69.13	69.13	44.6
71774	1	1			1					Cashout Refi	Owner Occ	64.86	75.68	15.5
71775	2	1			2	[2] State - Missing Prevailing Commitment Disclosure [2] State - Missing Appraisal and Consumer Report Notice [2] State - Missing Borrower's Choice of Attorney Disclosure [2] State - Missing Fair Credit Reporting Act Notice				Cashout Refi	Owner Occ	78.13	88.28	40.51
71776	2	1			2	[2] State - Missing DRE Advance Fee Agreement [2] State - Missing Impound Authorization Disclosure [2] State - Missing Interim Interest Disclosure				Cashout Refi	Owner Occ	67.05	67.05	49.98
71777	3	3	[3] Credit Report Missing [3] MI Missing		3	[3] Finance Charge underdisclosed >$100 for Purchase [2] Credit Score Disclosure Not Present [2] State - Missing Interest Rate Disclsoure [2] State - Missing Commitment [2] State - Missing Insurance Disclsoure [2] State - Missing Prevailing Commitment Disclosure [2] State - Pre-Application Disclosure Statement [2] State - Missing Borrower's Choice of Attorney Disclosure [2] State - Missing Fair Credit Reporting Act Notice	Finance charges under disclosed by $613.34 which exceeds the $100 tolerance for purchase transactions. Final TIL appears to disclose MI through 78% LTV, however, unable to determine if MI was disclosed properly since NY permits PMI to terminate at 75% LTV. Need PMI disclosure or other documentation evidencing that lender will terminate MI at 78% in order to make determination that total payments and all other affected TIL figures are disclosed accurately based on information known to creditor at the time disclosures were made.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	95	95
71778	3	3	[3] No Net Tangible Benefit To Borrower	Unable to determine net tangible benefit due to missing previous note and/or payoff statement for subject property. Borrower is not paying off any debt at time of closing or receiving more than $2,000 at closing.	2	[2] State - Missing Application Addedum stating applicant, if married, may apply for a separate account [2] State - Missing Hazard Insurance Disclosure [2] State - Missing Mortgage Loan Disclosure Statement (DRE) [2] State - Missing DRE Advance Fee Agreement [2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage [2] State - Missing Finance Lender Information Disclosure [2] State - Missing Impound Authorization Disclosure [2] State - Missing Interim Interest Disclosure [2] State - Missing Notice to Cosigner [2] Initial TIL Missing				Cashout Refi	Owner Occ	80	94.81	41.79
71779	3	3	[3] Missing Initial Application		2	[2] State - Missing Application Disclosure [2] State - Missing Waiver of Borrower's Rights [2] State - Missing Affidavit of Borrower Under Residential Mortgage Act [2] State - Missing GA Foreclosure Disclosure / Notice Pursuant To O.C.G.A. Section 7-1 [2] State - Missing Right to Select Attorney Disclosure				Purchase	Owner Occ	80	80	37.94
71780	2	1			2
[2]   Credit Score Disclosure Not Present
[2]   State - Missing Application Addedum stating applicant, if married, may apply for a separate account
[2]   State - Missing Fair Lending Notice
[2]   State - Missing Hazard Insurance Disclosure
[2]   State - Missing Mortgage Loan Disclosure Statement (DRE)
[2]   State - Missing DRE Advance Fee Agreement
[2]   State - Missing Acknowledgment of Receipt of Good Faith Estimate
[2]   State - Missing Finance Lender Information Disclosure
[2]   State - Missing Impound Authorization Disclosure
[2]   State - Missing Interim Interest Disclosure
[2]   State - Missing Waiver of Title Insurance Disclosure
 [2]   Initial TIL Missing
										Purchase	Owner Occ	80	80	69.11
71781	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Credit Score Disclosure Not Present [2] State - Missing Attorney Disclosure [2] State - Missing Insurance Disclosure [2] State - Missing Application Disclosure [2] State - Missing Initial Tax Authorization Notice [2] Initial GFE Missing [2] Initial TIL Missing				Cashout Refi	Owner Occ	49.06	49.06
71782	3	3	[3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Condominium Earthquake Insurance Disclosure [2] State - Missing Interim Interest Disclosure [2] State - Missing Notice to Cosigner				Purchase	Owner Occ	80	100	44.59
71783	3	3	[3] Application Incomplete [3] Initial Application Incomplete	Final application incomplete due to missing origination entity information. Initial application incomplete due to missing origination entity information.	2	[2] Initial TIL Missing				Purchase	Owner Occ	90	90	59.43
71784	3	3	[3] Initial Application Incomplete	Initial application incomplete due to missing origination entity information.	2	[2] Credit Score Disclosure Not Present [2] Affiliated Business Doc Missing [2] State - Missing Anti-Coercion Notice [2] State - Missing Lock In Agreement				Cashout Refi	Owner Occ	65.27	65.27	45
71785	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing [3] Missing Title Evidence [3] Missing Initial Application		2	[2] Credit Score Disclosure Not Present [2] State - Missing Attorney Disclosure [2] State - Missing Application Disclosure [2] State - Missing Domestic Partnership Affidavit [2] State - Missing Initial Tax Authorization Notice [2] Initial GFE Missing [2] Initial TIL Missing				Rate/Term Refi	Owner Occ	75.74	75.74
71786	3	3	[3] Appraisal Missing		3	[3] Increase in 10% tolerance fees exceeds 10% [2] State - Missing Borrower's Choice of Attorney Disclosure [2] State - Missing Fair Credit Reporting Act Notice [2] State - Missing Insurance Escrow Account Disclosure Statement	HUD 10% tolerance fees increased more than allowed: Total fees subject to 10% tolerance were disclosed in the amount of $2709.98 and the total collected was $3282.58, resulting in an increase of $572.60 or 21.13%.			Rate/Term Refi	Owner Occ	86.35	86.35	46.94
71787	2	1			2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] State - Missing MD Finance Agreement [2] State - Missing Loan Commitment [2] State - Missing Application Disclosure [2] State - Missing Right to Choose Attorney or Title Insurance Company [2] State - Missing Disclosure of Seller-Paid Fees [2] State - Missing First Time Home Buyer Affidavit [2] State - Missing Licensee Information or Affidavit of Exemption [2] State - Missing Written Acknowledgement of Delivery of the Note				Purchase	Owner Occ	97	97	34.69
71788	3	3	[3] MI Missing		3	[3] Finance Charge underdisclosed >$100 for Purchase [2] State - Missing Insurance Disclsoure [2] State - Missing Application Disclosure [2] State - Missing Notice of Expiration of Loan Commitment [2] State - Missing Prevailing Commitment Disclosure [2] State - Missing Affidavit of Compliance / Smoke Alarm [2] State - Missing Balloon Loan Disclosure [2] State - Missing Borrower's Choice of Attorney Disclosure [2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial TIL Date not within 3 days of Initial Application Date	Finance charges under disclosed by $963.01 which exceeds the $100 tolerance for purchase transactions. Final TIL appears to disclose MI through 78% LTV, however, unable to determine if MI was disclosed properly since NY permits PMI to terminate at 75% LTV. Need PMI disclosure or other documentation evidencing that lender will terminate MI at 78% in order to make determination that total payments and all other affected TIL figures are disclosed accurately based on information known to creditor at the time disclosures were made.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	95	95
71789	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] State - Missing Hazard Insurance Disclosure [2] State - Missing Mortgage Broker Agreement [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Impound Authorization Disclosure [2] State - Missing Interim Interest Disclosure [2] State - Missing Notice to Cosigner [2] Initial GFE Missing [2] Initial TIL Missing				Cashout Refi	Owner Occ	68.15	68.15	46.62
71790	3	3	[3] Final Application Missing [3] MI Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Borrower Information Document [2] State - Missing Application Disclosure Statement [2] State - Missing Notice of Choice of Agent or Insurer [2] Initial GFE Missing [2] Initial TIL Missing				Rate/Term Refi	Owner Occ	89.86	89.86	42.77
71791	3	1			3	[3] Finance Charge underdisclosed >$35 for Refinance [2] Affiliated Business Doc Missing	Finance charges under disclosed by $1525.63 which exceeds the $35 tolerance for refinance transactions. TIL itemization did not disclose a flood cert fee of $15, closing fee of $1,041,or an escrow fee of $226 as prepaid finance charges.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	67.25	67.25	31.58
71792	2	1			2	[2] Credit Score Disclosure Not Present [2] State - Missing Notice of Right to Discontinue Escrow [2] State - Missing Right to Choose Insurance Provider				Cashout Refi	Owner Occ	80	80	26.35
71793	3	1			3	[3] Finance Charge underdisclosed >$100 for Purchase [2] State - Missing Residential Mortgage Loan Originator Disclosure [2] State - Missing Loan Agreement Rider [2] State - Missing Collateral Protection Insurance Notice [2] State - Missing Notice of Penalties for Making False or Misleading Written Statement [2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date	Finance charges under disclosed by $112.07 which exceeds the $100 tolerance for purchase transactions. TIL Itemization did not disclose the closing attorney fee of $11 or interim interest of $101.28 as prepaid finance charges.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	80	100	43.95
71794	2	2	[2] Negam by Note Design		1					Purchase	Second Home	80	80	34.49
71795	2	2	[2] Negam by Note Design		2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date				Cashout Refi	Owner Occ	78.95	78.95	30.73
71796	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application [2] Negam by Note Design		3
[3]   TIL Missing
[3]   ROR Missing
[2]   Credit Score Disclosure Not Present
[2]   Affiliated Business Doc Missing
[2]   State - Missing Application Addedum stating applicant, if married, may apply for a separate account
[2]   State - Missing Consumer Credit Score Disclosure
[2]   State - Missing Fair Lending Notice
[2]   State - Missing Mortgage Loan Disclosure Statement (DRE)
[2]   State - Missing Comparison of Sample Mortgage Features: Typical Mortgage
[2]   State - Missing Mortgage Broker Agreement
[2]   State - Missing Acknowledgment of Receipt of Good Faith Estimate
[2]   State - Missing Finance Lender Information Disclosure
[2]   State - Missing Interim Interest Disclosure
[2]   State - Missing Home Equity Loan Disclosure
[2]   Initial GFE Missing
 [2]   Initial TIL Missing
								YES	ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Cashout Refi	Owner Occ	80	90
71797	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		2	[2] Affiliated Business Doc Missing [2] State - Missing MD Finance Agreement [2] State - Missing Attorneys' Fees Disclosure [2] State - Missing Home Buyers Property Tax Payment Option [2] State - Missing MD No Escrow Account Disclosure [2] State - Missing Net Tangible Benefit Worksheet [2] State - Missing MD Notice of Housing Counseling and Services disclosure [2] Initial GFE Missing				Cashout Refi	Investment Property	63.64	63.64	42.76
71798	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application [2] Negam by Note Design		3	[3] HUD-1 Incomplete [2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage [2] State - Missing Mortgage Broker Agreement [2] Initial GFE Missing [2] Initial TIL Missing [2] HMDA-reportable rate spread (1/1/04-10/1/09)	HUD in file is not executed by borrower or certified by settlement agent.	YES		Cashout Refi	Owner Occ	69.17	69.17	35.32
71799	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application [2] Negam by Note Design		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial GFE Missing [2] Initial TIL Missing				Cashout Refi	Owner Occ	75	75	25.017
71800	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		3	[3] HUD-1 Estimated [2] Initial GFE Missing [2] Initial TIL Missing	Estimated HUD in file is executed by the borrower and certified by the settlement agent.	YES		Cashout Refi	Owner Occ	77.21	77.21	49.73
71801	2	1			2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Credit Score Disclosure Not Present [2] Affiliated Business Doc Missing [2] State - Missing Consumer Credit Score Disclosure [2] State - Missing Fair Lending Notice [2] State - Missing Mortgage Broker Agreement [2] State - Missing Impound Authorization Disclosure [2] State - Missing Interim Interest Disclosure				Rate/Term Refi	Owner Occ	74.62	74.62	44.56
71802	2	1			2	[2] State - Missing Impound Authorization Disclosure				Purchase	Owner Occ	80	80	44.69
71803	3	3	[3] No Net Tangible Benefit To Borrower	Unable to determine net tangible benefit due to missing previous note and/or payoff statement for subject property. Borrower is not paying off any debt at time of closing or receiving more than $2,000 at closing.	2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Credit Score Disclosure Not Present [2] State - Missing Mortgage Banker Disclosure [2] State - Missing Loan Agreement Rider				Rate/Term Refi	Owner Occ	66.67	66.67	44.45
71804	3	3	[3] Final Application Missing		3	[3] TIL Missing [2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] State - Missing Fair Lending Notice [2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage		YES		Purchase	Owner Occ	80	95	53.37
71805	3	1			3	[3] TIL Missing [2] State - Missing Application Addedum stating applicant, if married, may apply for a separate account [2] State - Missing Impound Authorization Disclosure [2] State - Missing Interim Interest Disclosure		NO		Purchase	Owner Occ	100	100	46.25
71806	3	1			3	[3] TIL Incomplete [2] State - Missing Consumer Credit Score Disclosure [2] State - Missing Fair Lending Notice [2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Impound Authorization Disclosure [2] State - Missing Interim Interest Disclosure [2] Initial TIL Date not within 3 days of Initial Application Date [2] Credit Score Disclosure Not Present	Final TIL incomplete due to missing borrowers signature or initials and date.	TESTED		Rate/Term Refi	Owner Occ	80	93.37
71807	3	3	[3] Missing Initial Application		3	[3] TIL Incomplete [3] HUD-1 Missing [2] Credit Score Disclosure Not Present [2] Affiliated Business Doc Missing [2] State - Missing Mortgage Banker Disclosure [2] State - Missing Residential Mortgage Loan Originator Disclosure [2] State - Missing Loan Agreement Rider [2] State - Missing Collateral Protection Insurance Notice [2] State - Missing Notice of Penalties for Making False or Misleading Written Statement [2] Initial GFE Missing [2] Initial TIL Missing	Final TIL incomplete due to missing borrower signature, date and page 2 of 2.	YES		Purchase	Owner Occ	97	97	25.49
71808	3	1			3	[3] Finance Charge underdisclosed >$100 for Purchase [2] Credit Score Disclosure Not Present [2] State - Missing Mortgage Banker Disclosure [2] State - Missing Notice of Penalties for Making False or Misleading Written Statement [2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date	Finance charges under disclosed by $136.66 which exceeds the $100 tolerance for purchase transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	100	100
71809	3	3	[3] Credit Report Missing [3] No Net Tangible Benefit To Borrower [3] Initial Application Incomplete	Initial application incomplete due to missing the borrower's signature but marked as taken in a face to face interview. Unable to determine net tangible benefit due to missing previous note and/or payoff statement for subject property. Borrower is not paying off any debt at time of closing or receiving more than $2,000 at closing.	3	[3] TIL Incomplete [2] State - Missing Consumer Credit Score Disclosure [2] State - Missing Fair Lending Notice [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Interim Interest Disclosure [2] Credit Score Disclosure Not Present	Final TIL incomplete due to not being signed or dated by the borrower.	TESTED		Rate/Term Refi	Owner Occ	76.1	76.1	57.9
71810	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		3	[3] TIL Missing [3] ROR Missing [3] HUD-1 Missing [2] Credit Score Disclosure Not Present [2] Affiliated Business Doc Missing [2] State - Missing Consumer Credit Score Disclosure [2] State - Missing Fair Lending Notice [2] State - Missing Hazard Insurance Disclosure [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Interim Interest Disclosure [2] Initial GFE Missing [2] Initial TIL Missing		YES	ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Cashout Refi	Owner Occ	97	100
71811	3	3	[3] Credit Report Missing		3	[3] TIL Missing [2] Credit Score Disclosure Not Present [2] State - Missing Consumer Credit Score Disclosure [2] State - Missing Fair Lending Notice [2] State - Missing Hazard Insurance Disclosure [2] State - Missing Mortgage Loan Disclosure Statement (DRE) [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Finance Lender Information Disclosure [2] State - Missing Impound Authorization Disclosure [2] State - Missing Interim Interest Disclosure		NO		Purchase	Owner Occ	79.82	79.82	43.6
71812	3	2	[2] Combined Orig LTV >100%		3	[3] TIL Incomplete	Final TIL incomplete due to missing borrowers signature or initials and date.	NO		Purchase	Owner Occ	104.17	104.17
71813	3	3	[3] Missing Initial Application		3	[3] ROR Incomplete [3] TIL Incomplete	Final TIL incomplete due to missing borrowers signature or initials and date. ROR incomplete due to not being executed by the borrower.	TESTED	ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	37.91	66.27
71814	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date				Purchase	Owner Occ	80	90	48.66
71815	3	3	[3] Appraisal Missing [3] Credit Report Missing [2] Negam by Note Design		3	[3] State Late Charge Not Standard [3] ROR Missing [2] Credit Score Disclosure Not Present [2] State - Missing Anti-Coercion Notice [2] State - Missing Choice of Attorney disclosure [2] State - Missing Amortization Information Disclosure [2] Initial GFE Missing	Late charge fee of 5% exceeds the max allowed of 4% for the state of North Carolina.		ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	77.59	77.59	20.017
71816	3	3	[3] Appraisal Incomplete [2] Negam by Note Design	Appraisal incomplete due to missing recertification of value. Appraisal report dated 3/31/2007, loan originated 3/XX/2007.	1					Rate/Term Refi	Owner Occ	83.39	83.39	34
71817	2	2	[2] Manufactured (Double-Wide)		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09)				Rate/Term Refi	Owner Occ	64.89	64.89
71818	3	3	[3] Final Application Missing [3] Missing Initial Application [2] Manufactured (Double-Wide)		2	[2] Initial GFE Date not within 3 days of Initial Application Date [2] State - Missing Fair Lending Notice [2] State - Missing Hazard Insurance Disclosure [2] State - Missing Mortgage Loan Disclosure Statement (DRE) [2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Finance Lender Information Disclosure				Cashout Refi	Owner Occ	85	85	33.6638
71819	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] State - Missing Anti-Coercion Notice [2] State - Missing Choice of Attorney disclosure [2] State - Missing Fee Information From Your Mortgage Broker For Your Mortgage Loan [2] Initial GFE Missing				Rate/Term Refi	Owner Occ	83.49	83.49	51.1
71820	3	3	[3] Appraisal Missing [3] Credit Report Missing [3] MI Missing [3] Missing Initial Application [3] FHA Case Number Assignment Missing [2] Manufactured (Double-Wide)	Case Query results provided indicate UFMIP was paid, FHA loan, missing MIC.	3	[3] APR Tolerance UnderDisclosed 0.125 [3] Finance Charge underdisclosed >$100 for Purchase [2] State - Missing Mortgage Loan Origination Dislcosure [2] State - Missing Attorney General Information Statement [2] State - Missing Statutory Authority Disclosure [2] State - Missing Automated Valuation Report Notice w/ copy of AVM	APR under disclosed by .1549 which exceeds the .125 tolerance. Finance charges under disclosed by $347.26 which exceeds the $100 toelrance for purchase tranactions. Lenders Final TIL represents 144 monthly payments of MI. Whereas audited finance charge reflects 166 monthly payments of MI and a fall-off after approximately 78% LTV.		APR - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL. Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Construction To Perm	Owner Occ	97.43	97.43	43
71821	3	3	[3] Credit Report Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Affiliated Business Doc Missing [2] State - Missing Broker Agreement [2] State - Missing Notice of Material Change of Mortgage Loan Terms [2] State - Missing Lock In Agreement [2] State - Missing Mortgage Loan Commitment [2] Initial TIL Missing				Cashout Refi	Owner Occ	90	90	33.96
71822	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		2	[2] Affiliated Business Doc Missing [2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage [2] State - Missing Mortgage Broker Agreement [2] State - Missing Finance Lender Information Disclosure [2] Initial GFE Missing [2] Initial TIL Missing				Cashout Refi	Owner Occ	80	80	45.17
71823	2	1			2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial GFE Date not within 3 days of Initial Application Date [2] State - Missing Attorney Disclosure [2] State - Missing Insurance Disclosure				Cashout Refi	Investment Property	68.42	75
71824	3	3	[3] Final Application Missing [3] Credit Report Missing		2	[2] Credit Score Disclosure Not Present [2] State - Missing Mortgage Banker Disclosure [2] State - Missing Residential Mortgage Loan Originator Disclosure [2] State - Missing Loan Agreement Rider [2] State - Missing Collateral Protection Insurance Notice [2] State - Missing Notice of Penalties for Making False or Misleading Written Statement [2] State - Missing Complaints and Inquiries Notice				Purchase	Owner Occ	95	95	36.78
71825	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		3	[3] Finance Charge underdisclosed >$100 for Purchase [2] Credit Score Disclosure Not Present [2] State - Missing Application Disclosure [2] State - Missing Right to Select Attorney Disclosure [2] HMDA-reportable rate spread (1/1/04-10/1/09)	Finance charges under disclosed by $826.32 which exceeds the $100 tolerance for purchase transactions. TIL itemization did not disclose a closing attorney fee of $450 and an application fee of $395 as prepaid finance charges.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	95	95
71826	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] Affiliated Business Doc Missing [2] Initial GFE Missing [2] Initial TIL Missing				Cashout Refi	Owner Occ	50	50	48.187
71827	2	1			2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Affiliated Business Doc Missing				Cashout Refi	Owner Occ	70	70	49.17
71828	3	3	[3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Affiliated Business Doc Missing [2] State - Missing Hazard Insurance Disclosure [2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage [2] State - Missing Domestic Partnership Affidavit [2] State - Missing Home Equity Loan Disclosure				Cashout Refi	Owner Occ	83	83	42.719
71829	3	3	[3] Initial Application Incomplete	Initial application incomplete due to missing origination entity information.	3	[3] Finance Charge underdisclosed >$100 for Purchase [2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date	Finance charges under disclosed by $262.64 which exceeds the $100 tolerance for purchase transactions. TIL Itemization did not disclose courier fees of $60, e-doc fee of $25 and under disclosed closing fee by $208 as prepaid finance charges.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	65.79	65.79	40.6
71830	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		3	[3] APR Tolerance UnderDisclosed 0.125 [3] Finance Charge underdisclosed >$100 for Purchase [2] Credit Score Disclosure Not Present [2] State - Missing Anti-Coercion Notice [2] State - Missing Broker Application Disclsoure [2] State - Missing Disclosure of Terms of Mortgage Application [2] State - Missing Domestic Partnership Addendum to Uniform Residential Loan Application [2] State - Missing Rate Lock Disclosure [2] State - Missing NMLS Unique Identifier # and WA CLA mortgage loan originator’s license number on the application [2] State - Missing Oral Agreement Notice	APR under disclosed by .1831 which exceeds the .125 tolerance. Finance charges under disclosed by $10,725.64 which exceeds the $100 tolerance for purchase transactions. Unable to determine the reason for the under disclosure due to missing the itemization of amount financed. There is a Seller credit on page one of HUD for $15,000 which is not itemized therefore, applied to non-APR fees first.	NO	APR - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL. Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	95	95	49.9
71831	3	3	[3] Final Application Missing [3] Missing Initial Application [2] Negam by Note Design		3	[3] ROR Incorrect Form - Lender to Lender Not On H9/G9 [2] State - Missing Appraisal and Consumer Report Notice [2] State - Missing Borrower's Choice of Attorney Disclosure [2] Initial GFE Missing [2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial TIL Date not within 3 days of Initial Application Date [2] State - Missing Broker Compensation Disclosure [2] State - Missing Interest Rate Disclsoure [2] State - Missing Insurance Disclsoure [2] State - Missing Application Disclosure [2] State - Missing Prevailing Commitment Disclosure [2] State - Pre-Application Disclosure Statement	ROR incorrect form used for lender to lender refinance, H9 or G9 form not used.		ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor. The loan is outside the SOL.	Cashout Refi	Owner Occ	80	90
71832	3	3	[3] Credit Report Missing		2	[2] State - Missing Initial Tax Authorization Notice				Rate/Term Refi	Owner Occ	72.66	72.66	38.631
71833	2	1			2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Affiliated Business Doc Missing [2] State - Mising Illinois Mortgage Escrow Act Disclosure [2] State - Missing Rate and Points Lock/Float Agreement [2] State - Missing Description of Underwriting Criteria and Required Documentation [2] State - Missing Loan Product Choice / Prepayment Penalty Disclosure [2] State - Missing Escrow Account Disclosure Agreement [2] State - Missing Commitment Letter [2] State - Missing Notice of Choice of Agent or Insurer				Purchase	Owner Occ	91.34	91.34	41.17
71834	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		3	[3] TIL Missing [3] ROR Missing [3] HUD-1 Missing [2] Credit Score Disclosure Not Present [2] Affiliated Business Doc Missing [2] State - Missing Authorization to Complete Blank Spaces [2] Initial GFE Missing [2] Initial TIL Missing		NO	ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Construction To Perm	Owner Occ	100	100
71835	2	1			2	[2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage [2] State - Missing Interim Interest Disclosure				Cashout Refi	Owner Occ	80	80	41.01
71836	3	3	[3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Anti-Coercion Notice [2] State - Missing Disclosure of Terms of Mortgage Application [2] State - Missing Prepayment penalty disclosure [2] State - Missing Oral Agreement Notice				Cashout Refi	Owner Occ	80	80	40.922
71837	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial GFE Date not within 3 days of Initial Application Date [2] Initial TIL Missing				Rate/Term Refi	Owner Occ	100	100	54.22
71838	3	3	[3] Final Application Missing [3] Missing Initial Application		3	[3] HUD-1 Incomplete [2] State - Missing Mortgage Broker Agreement [2] State - Missing Consumer Disclosure Statement [2] State - Missing Notice of Choice of Agent or Insurer [2] Initial TIL Missing	HUD in file is not executed by borrower or certified by settlement agent.	YES		Rate/Term Refi	Owner Occ	85	85	41
71839	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Application Disclosure [2] State - Missing Right to Select Attorney Disclosure [2] Initial TIL Missing				Cashout Refi	Owner Occ	90	90	41.19
71840	2	1			2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Oral Modifications of Credit Agreements / Confirmation of Statements on Note [2] State - Missing Lock-In Agreement				Cashout Refi	Owner Occ	80	100	41.41
71841	3	3	[3] Appraisal Missing [3] Credit Report Missing [3] Application Incomplete [3] Missing Title Evidence [3] Initial Application Incomplete	Final application incomplete due to missing origination entity information. Initial application incomplete due to missing origination entity information.	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Credit Score Disclosure Not Present [2] Initial TIL Missing				Cashout Refi	Owner Occ	79.99	79.99
71842	3	3	[3] Credit Report Missing [3] Application Incomplete	Final application incomplete due to missing origination entity information.	2	[2] State - Mising Illinois Mortgage Escrow Act Disclosure [2] State - Missing Description of Underwriting Criteria and Required Documentation [2] State - Missing Loan Product Choice / Prepayment Penalty Disclosure [2] State - Missing Escrow Account Disclosure Agreement [2] State - Missing Commitment Letter [2] State - Missing Notice of Choice of Agent or Insurer [2] Initial TIL Missing				Cashout Refi	Owner Occ	83.33	83.33
71843	3	3	[3] Credit Report Missing		2
[2]   Credit Score Disclosure Not Present
[2]   Affiliated Business Doc Missing
[2]   State - Missing Consumer Credit Score Disclosure
[2]   State - Missing Hazard Insurance Disclosure
[2]   State - Missing Comparison of Sample Mortgage Features: Typical Mortgage
[2]   State - Missing Acknowledgment of Receipt of Good Faith Estimate
[2]   State - Missing Domestic Partnership Affidavit
[2]   State - Missing Condominium Earthquake Insurance Disclosure
[2]   State - Missing Impound Authorization Disclosure
[2]   State - Missing Interim Interest Disclosure
[2]   State - Missing Loan Modification Disclosure
[2]   State - Missing Notice to Cosigner
[2]   State - Missing Waiver of Title Insurance Disclosure
 [2]   Initial TIL Missing
										Cashout Refi	Owner Occ	74.79	74.79
71844	3	3	[3] Credit Report Missing		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Credit Score Disclosure Not Present [2] Initial GFE Missing [2] Initial TIL Missing				Cashout Refi	Owner Occ	97	97
71845	2	1			2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Virginia Insurance Disclosure [2] Initial TIL Missing				Cashout Refi	Owner Occ	94.44	94.44
71846	2	1			2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Waiver of Borrower's Rights [2] State - Missing Right to Select Attorney Disclosure [2] Initial TIL Missing				Rate/Term Refi	Owner Occ	100	100	40.4
71848	3	3	[3] Application Incomplete [3] Missing Initial Application	Final application incomplete due to missing origination entity information.	3	[3] HUD-1 Incomplete [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] Initial GFE Missing [2] Initial TIL Missing	Final HUD incomplete due to page 2 missing, fees were not able to be captured	YES		Cashout Refi	Owner Occ	89.43	89.43	28.778
71849	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application [2] Combined Orig LTV >100%		3	[3] TIL Missing [3] ROR Missing [3] HUD-1 Missing [2] Credit Score Disclosure Not Present [2] Affiliated Business Doc Missing [2] State - Missing Automated Valuation Model Notice [2] State - Missing Consumer Credit Score Disclosure [2] State - Missing Fair Lending Notice [2] State - Missing Hazard Insurance Disclosure [2] State - Missing Mortgage Broker Agreement [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Impound Authorization Disclosure [2] State - Missing Interim Interest Disclosure [2] Initial GFE Missing [2] Initial TIL Missing		YES	ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Cashout Refi	Owner Occ	105.3	105.3
71850	3	3	[3] Final Application Missing [3] Credit Report Missing		2
[2]   Credit Score Disclosure Not Present
[2]   State - Missing MD Finance Agreement
[2]   State - Missing Loan Commitment
[2]   State - Missing Application Disclosure
[2]   State - Missing Attorneys' Fees Disclosure
[2]   State - Missing Guarantee Of Loan Program
[2]   State - Missing Home Buyers Property Tax Payment Option
[2]   State - Missing MD Mandatory Arbitration Disclosure
[2]   State - Missing MD No Escrow Account Disclosure
[2]   State - Missing Right to Choose Attorney or Title Insurance Company
[2]   State - Missing Wet Settlement / Delivery of Net Proceeds Authorization
[2]   State - Missing Licensee Information or Affidavit of Exemption
[2]   State - Missing Net Tangible Benefit Worksheet
[2]   State - Missing Written Acknowledgement of Delivery of the Note
[2]   State - Missing MD Notice of Housing Counseling and Services disclosure
 [2]   Initial TIL Missing
										Rate/Term Refi	Owner Occ	98.72	98.72
71851	2	1			2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] State - Missing Application Disclosure [2] State - Missing Affidavit of Borrower Under Residential Mortgage Act [2] State - Missing GA Foreclosure Disclosure / Notice Pursuant To O.C.G.A. Section 7-1 [2] State - Missing Right to Select Attorney Disclosure				Cashout Refi	Owner Occ	100	100	54.29
71852	3	3	[3] Application Incomplete [3] Missing Initial Application	Final application incomplete due to missing origination entity information.	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Broker Agreement [2] State - Missing Application Disclosure [2] State - Missing Freedom to Choose Insurance Provider disclosure [2] State - Missing Notice to Consumer / UCCC Addendum [2] State - Missing Loan Broker Disclosure [2] Initial TIL Missing				Rate/Term Refi	Owner Occ	90	100	50.636
71853	3	3	[3] Final Application Missing [3] Missing Initial Application		3
[3]   Finance Charge underdisclosed >$35 for Refinance
[2]   State - Missing Anti-Coercion Notice
[2]   State - Missing Broker Application Disclsoure
[2]   State - Missing Disclosure of Terms of Mortgage Application
[2]   State - Missing Domestic Partnership Addendum to Uniform Residential Loan Application
[2]   State - Missing Rate Lock Disclosure
[2]   State - Missing Prepayment penalty disclosure
[2]   State - Missing NMLS Unique Identifier # and WA CLA mortgage loan originator’s license number on the application
[2]   State - Missing Oral Agreement Notice
[2]   Initial GFE Missing
[2]   Initial TIL Missing
 [2]   HMDA-reportable rate spread (1/1/04-10/1/09)
							Finance charges under disclosed by $126.35 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Cashout Refi	Owner Occ	83.09	83.09	45.92
71854	2	1			2	[2] Affiliated Business Doc Missing [2] State - Missing Automated Valuation Model Notice [2] State - Missing Fair Lending Notice [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Domestic Partnership Affidavit [2] State - Missing Condominium Earthquake Insurance Disclosure [2] State - Missing Impound Authorization Disclosure [2] State - Missing Loan Modification Disclosure [2] State - Missing Notice to Cosigner [2] State - Missing Waiver of Title Insurance Disclosure				Cashout Refi	Owner Occ	67.4	67.4	47.76
71855	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Application Disclosure Statement				Cashout Refi	Owner Occ	88.42	88.42	43.79
71856	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		2	[2] Affiliated Business Doc Missing [2] Initial GFE Missing [2] Initial TIL Missing				Cashout Refi	Owner Occ	80	80	55.43
71857	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] State - Missing Mortgage Loan Disclosure Statement (DRE) [2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Impound Authorization Disclosure [2] State - Missing Interim Interest Disclosure [2] Initial TIL Missing				Rate/Term Refi	Owner Occ	68.91	89.92	30.84
71858	3	3	[3] MI Missing		2	[2] State - Missing Residential Property Disclosure / Homeowner's Certification of Principal Residence [2] State - Missing Wet Settlement / Delivery of Net Proceeds Authorization [2] State - Missing Disclosure of Seller-Paid Fees [2] State - Missing Office of Finance, Treasury Division Finance Affidavit				Purchase	Owner Occ	96.17	96.17	48.5
71859	3	3	[3] Final Application Missing [3] MI Missing [3] Missing Initial Application		3	[3] Finance Charge underdisclosed >$35 for Refinance [2] Initial GFE Missing [2] Initial TIL Missing	Finance charges under disclosed by $39.96 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing TIL itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	90	90	46.74
71860	3	3	[3] Missing Initial Application		2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] State - Missing Impound Authorization Disclosure				Purchase	Owner Occ	92.35	92.35	64
71861	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application [2] Manufactured (Double-Wide)		2	[2] State - Missing Rate Lock Disclosure [2] State - Missing Freedom of Choice Insurance Disclosure [2] State - Missing Rate Lock Agreement [2] Initial GFE Missing [2] Initial TIL Missing				Cashout Refi	Owner Occ	93.81	93.81	39.93
71862	3	3	[3] Final Application Missing [3] Missing Initial Application		3	[3] Finance Charge underdisclosed >$35 for Refinance [3] HUD-1 Incomplete [2] State - Missing Finance Lender Information Disclosure [2] State - Missing Impound Authorization Disclosure [2] State - Missing Interim Interest Disclosure [2] Initial GFE Missing [2] Initial TIL Date not within 3 days of Initial Application Date	Finance charges under disclosed by $50 which exceeds the $35 tolerance for refinance transactions. TIL itemization did not disclose a courier fee of $50 as prepaid finance charge. HUD in file is not executed by borrower or certified by settlement agent.	YES	Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Cashout Refi	Owner Occ	89.99	89.99	46.79
71863	3	3	[3] Final Application Missing [3] MI Missing [3] Missing Initial Application		2	[2] State - Missing Broker Compensation Disclosure [2] State - Missing Interest Rate Disclsoure [2] State - Missing Prevailing Commitment Disclosure [2] State - Missing Insurance Escrow Account Disclosure Statement [2] State - Missing Tax Escrow Account Designation [2] State - Missing Appraisal and Consumer Report Notice [2] State - Missing Borrower's Choice of Attorney Disclosure [2] State - Missing Fair Credit Reporting Act Notice [2] Initial GFE Missing				Purchase	Owner Occ	90	90	36.99
71864	2	1			2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] State - Missing Consumer Credit Score Disclosure [2] State - Missing Hazard Insurance Disclosure [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Impound Authorization Disclosure [2] State - Missing Interim Interest Disclosure [2] State - Missing Notice to Cosigner				Purchase	Owner Occ	80	100	49.28
71865	3	3	[3] Credit Report Missing [3] MI Missing		2	[2] Credit Score Disclosure Not Present [2] State - Missing Application Disclosure / Advance Fee Agreement				Cashout Refi	Owner Occ	88.21	88.21	49.63
71866	3	3	[3] Appraisal Missing		2	[2] Credit Score Disclosure Not Present [2] State - Missing Disclosure of Terms of Mortgage Application [2] State - Missing Lock In Disclosure [2] State - Missing Virginia Insurance Disclosure [2] State - Missing Choice of Settlement Agent Disclosure [2] State - Missing Appraisal Notice				Purchase	Owner Occ	80	80	61.67
71867	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		2	[2] Initial GFE Missing [2] Initial TIL Missing				Cashout Refi	Owner Occ	74.65	74.65	37.21
71868	2	1			2	[2] State - Missing Anti-Coercion Notice [2] State - Missing Rate Lock Disclosure [2] State - Missing Oral Agreement Notice				Purchase	Owner Occ	95	95	49.9
71869	3	3	[3] Final Application Missing		2	[2] State - Missing Anti-Coercion Notice [2] State - Missing Lock In Agreement [2] State - Missing Mortgage Loan Commitment [2] Initial TIL Missing				Cashout Refi	Owner Occ	72.77	72.77	42.96
71870	3	3	[3] Final Application Missing [3] Missing Initial Application		1					Rate/Term Refi	Owner Occ	94.82	94.82
71871	2	1			2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] State - Missing Borrower's Choice of Attorney Disclosure				Purchase	Owner Occ	78.68	78.68	55.01
71872	3	3	[3] Final Application Missing [3] Missing Initial Application		3
[3]   HUD-1 Incomplete
[3]   Finance Charge underdisclosed >$35 for Refinance
[2]   Credit Score Disclosure Not Present
[2]   Affiliated Business Doc Missing
[2]   State - Missing Application Addedum stating applicant, if married, may apply for a separate account
[2]   State - Missing Consumer Credit Score Disclosure
[2]   State - Missing Hazard Insurance Disclosure
[2]   State - Missing Mortgage Broker Agreement
[2]   State - Missing Acknowledgment of Receipt of Good Faith Estimate
[2]   State - Missing Impound Authorization Disclosure
[2]   State - Missing Interim Interest Disclosure
[2]   State - Missing Home Equity Loan Disclosure
[2]   Initial GFE Missing
 [2]   Initial TIL Missing
							Final HUD not executed by the borrower or certified by the settlement agent. Finance charges under disclosed by $1,077.70 which exceeds the $35 tolerance for refinance transactions. TIL itemization did not disclose a sub-escrow fee of $40, courier fees of $90, an e-doc fee of $150, a wire fee of $50, a miscellaneous title fee of $50 and under disclosing interim interest by $452.70 and closing fee by $370 as prepaid finance charges.	YES	Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Cashout Refi	Owner Occ	80	80	48.16
71873	3	3	[3] Missing Initial Application		2	[2] State - Missing Broker Agreement [2] State - Missing Pre-Application Dislcosure				Purchase	Second Home	80	80	28.79
71874	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		2	[2] State - Missing Interest rate Lock/Float Disclosure [2] State - Missing Consumer Finance Licensee Statement of Loan Disclosure [2] State - Missing Choice of Insurance Disclsoure [2] State - Missing Notice Pursuant To ORS 746.201 (Force-Placed Insurance Notice) [2] State - Missing Escrow Agent Notice				Purchase	Owner Occ	80	100	32.38
71875	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		2	[2] Credit Score Disclosure Not Present [2] State - Missing Application Addedum stating applicant, if married, may apply for a separate account [2] State - Missing Consumer Credit Score Disclosure [2] State - Missing Hazard Insurance Disclosure [2] State - Missing Mortgage Broker Agreement				Cashout Refi	Owner Occ	76.09	76.09	34.013
71876	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Credit Score Disclosure Not Present [2] Affiliated Business Doc Missing [2] State - Missing Attorney Disclosure [2] State - Missing Insurance Disclosure [2] State - Missing Application Disclosure [2] State - Missing Domestic Partnership Affidavit [2] State - Missing Mortgage Broker Agreement [2] State - Missing Initial Tax Authorization Notice [2] State - Missing Commitment Letter [2] Initial TIL Missing				Cashout Refi	Owner Occ	79.67	79.67	54.59
71877	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		2	[2] State - Missing Application Addedum stating applicant, if married, may apply for a separate account [2] State - Missing Mortgage Broker Agreement				Purchase	Owner Occ	80	80	40.02
71878	3	3	[3] Final Application Missing [3] Missing Initial Application		1					Cashout Refi	Owner Occ	84.8	84.8	40.971
71879	3	3	[3] Final Application Missing [3] Missing Initial Application [2] Combined Orig LTV >100%		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Application Disclosure [2] State - Missing Oral Modifications of Credit Agreements / Confirmation of Statements on Note [2] State - Missing Broker Agreement [2] Initial TIL Missing				Cashout Refi	Owner Occ	90	115	33.67
71880	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Affiliated Business Doc Missing				Cashout Refi	Owner Occ	77.11	77.11	48.255
71881	3	3	[3] Credit Report Missing [3] Missing Initial Application		3	[3] Finance Charge underdisclosed >$100 for Purchase [2] Affiliated Business Doc Missing [2] Initial GFE Missing [2] Initial TIL Missing [2] HMDA-reportable rate spread (1/1/04-10/1/09)	Finance charges under disclosed by $445.05 which exceeds the $100 tolerance for purchase transactions. It appears a lower index was used then one availible within lookback. The lowest Index available within the look-back period is 5.346%.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	80	100	46.34
71882	2	1			2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Affiliated Business Doc Missing [2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage [2] State - Missing Impound Authorization Disclosure [2] State - Missing Interim Interest Disclosure [2] Initial GFE Missing [2] Initial TIL Missing				Purchase	Owner Occ	90	90	46.9
71883	3	3	[3] Final Application Missing [3] Missing Initial Application		3	[3] HUD-1 Incomplete [2] Affiliated Business Doc Missing [2] State - Missing Interim Interest Disclosure [2] HMDA-reportable rate spread (1/1/04-10/1/09)	Final HUD not executed by the borrower or certified by the settlement agent.	YES		Purchase	Owner Occ	80	100	46.866
71884	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] Initial GFE Missing [2] Initial TIL Missing				Rate/Term Refi	Owner Occ	79.17	79.17
71885	3	1			3	[3] HUD-1 Estimated [2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date	Estimated HUD in file is executed by the borrower and certified by the settlement agent.	YES		Cashout Refi	Owner Occ	90	90	51.04
71886	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		2	[2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Impound Authorization Disclosure [2] State - Missing Interim Interest Disclosure				Cashout Refi	Owner Occ	79.44	99.3	46.37
71887	3	3	[3] Application Incomplete [3] Initial Application Unsigned	Final application incomplete due to missing origination entity information.	3	[3] State Late Charge Not Standard [2] State - Missing Right to Select Attorney Disclosure [2] Initial GFE Missing [2] Initial TIL Missing [2] HMDA-reportable rate spread (1/1/04-10/1/09)	Late charge fee of 6% exceeds the max allowed of 5% for the state of Georgia.			Purchase	Owner Occ	100	100	46.353
71888	2	1			2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] State - Missing Interim Interest Disclosure				Rate/Term Refi	Owner Occ	90	90	55.49
71889	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] Affiliated Business Doc Missing [2] State - Missing Fair Lending Notice [2] State - Missing Hazard Insurance Disclosure [2] State - Missing Mortgage Broker Agreement [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Impound Authorization Disclosure [2] State - Missing Interim Interest Disclosure [2] Initial GFE Missing [2] Initial TIL Missing				Cashout Refi	Owner Occ	74.92	74.92
71890	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Missing Initial Application [2] Negam by Note Design		3	[3] ROR Missing [2] State - Missing Application Addedum stating applicant, if married, may apply for a separate account [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Interim Interest Disclosure [2] Initial GFE Missing			ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Cashout Refi	Owner Occ	79.25	79.25	34
71895	3	3	[3] Appraisal Missing [3] Application Missing [3] Credit Report Missing		2	[2] Affiliated Business Doc Missing [2] State - Missing Interest Rate Disclosre [2] State - Missing Mortgage Originator Disclosure [2] State - Missing Non Agency Disclosure [2] State - Missing Additional Open-End Credit Account Disclosures [2] State - Missing Right to Choose Insurance Provider [2] State - Missing Conventional Loan Disclosures [2] Initial GFE Missing [2] Initial TIL Missing				Rate/Term Refi	Owner Occ	80	80
71899	3	3	[3] Application Missing [3] Missing Initial Application		2	[2] State - Missing Loan Commitment [2] Initial GFE Missing [2] Initial TIL Missing				Cashout Refi	Owner Occ	77.65	77.65	44.536
71906	3	3	[3] MI Missing	Case Query results are not provided to indicate if UFMIP was paid, FHA loan, missing MIC.	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09)				Cashout Refi	Owner Occ	85	85	39.632
72087	3	3	[3] Credit Report Missing		2	[2] Credit Score Disclosure Not Present [2] State - Missing Anti-Coercion Notice [2] State - Missing Choice of Attorney disclosure [2] State - Missing Amortization Information Disclosure				Cashout Refi	Investment Property	87.98	87.98	43.28
72088	3	3	[3] Appraisal Missing [3] Credit Report Missing [2] Seller Is Corporate Entity		1	[1] QM Loan - Temporary Definition [1] Perm/Temp QM APR Test - APR below HPML Threshold. Safe Harbor [1] TILA Designation: Safe Harbor QM (Temporary Definition)				Purchase	Second Home	77.52	77.52	42.66	Safe Harbor QM (Temporary Definition)
72089	3	3	[3] Credit Report Missing [3] MI Missing [3] Hazard Missing [3] Fraud Detection Tool Not Utilized By Originator [2] Zoning Compliance "Legal" Not Checked	Missing evidence that Mortgage insurance coverage of at least 16% with an MI loan-level price adjustment or obtain mortgage insurance coverage of 30% was obtained as required per DU. Per appraisal, subject property is zoned Legal Nonconforming (Grandfathered Use). Primary use is SF Res.	2	[2] State - Missing Appraisal Notice [2] RegX Violation: Borrower was not provided with a current list of local homeownership counseling organizations within 3 days of application [1] TILA Designation: Safe Harbor QM (Temporary Definition) [1] QM Loan - Temporary Definition [1] Perm/Temp QM APR Test - APR below HPML Threshold. Safe Harbor	Missing Homeownership Counseling form from file.			Rate/Term Refi	Owner Occ	91.84	91.84	37.32	Safe Harbor QM (Temporary Definition)
72090	3	1			3	[3] Increase in 10% tolerance fees exceeds 10%	HUD 10% tolerance fees increased more than allowed: Total fees subject to 10% tolerance were disclosed in the amount of $1803.02 and the total collected was $2017.54, resulting in an increase of $214.52 or 11.90%.		RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Rate/Term Refi	Owner Occ	88.04	88.04	21.07
72091	3	3	[3] Credit Report Missing		2	[2] State - Missing Domestic Partnership Affidavit [2] State - Missing Finance Lender Information Disclosure				Cashout Refi	Owner Occ	85	85	40.46
72092	1	1			1					Purchase	Investment Property	75	75	21.74
72093	3	3	[3] Credit Report Missing [3] Missing Initial Application		1					Purchase	Investment Property	75	75	48.77
72094	3	3	[3] Credit Report Missing [3] Hazard Missing [3] Other Guideline Issue [3] Missing Sales Contract [3] Limited Denial of Participation (LDP) Missing; FHA File [3] GSA exclusions search results missing; FHA File [3] Fraud Detection Tool Not Utilized By Originator
HUD Amendatory Clause and FHA Real Estate Certification was not signed by the seller and realtors.
Imaged file a Hazard Policy dated 06/10/2015 however, subject loan closed on 06/XX/2014.
Imaged file does not contain GSA search results. The final FHA LT indicates that a GSA search was not performed for the borrower and file is missing evidence that GSA searches were performed for all parties to the transaction. Per 4155.1 4.A.2.c  - A mortgage loan application is not eligible for FHA mortgage insurance if the name of any of the following parties to the mortgage transaction is found on HUD's LDP list or the GSA list: Borrower(s), Seller(s), Listing or selling real estate agent, or Loan Officer.
 Imaged file does not contain LDP search results. The final FHA LT indicates that LDP searches were not performed for the borrower and co-borrower and file is missing evidence that LDP searches were performed for all parties to the transaction. Per 4155.1 4.A.2.c  - A mortgage loan application is not eligible for FHA mortgage insurance if the name of any of the following parties to the mortgage transaction is found on HUD's LDP list or the GSA list: Borrower(s), Seller(s), Listing or selling real estate agent, or Loan Officer.
					3	[3] Federal Higher-Priced Mortgage Loan [2] HMDA-reportable rate spread (10/1/09 and later) [1] HUD QM APR Test - APR below HUD QM APR Threshold: Safe Harbor [1] QM Loan - HUD QM Rule [1] TILA Designation: Safe Harbor QM - HUD QM Rule	Federal Higher-Priced Mortgage Loan - stated APR (5.817%) and audited APR (5.8154%) exceeds the HPML threshold of 5.75% (1.5% over applicable APOR, 4.25%). Loan appears to be a compliant Fed HPML.		Federal Higher-Priced Mortgage Loan - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Purchase	Owner Occ	96.5	96.5	49	Safe Harbor QM - HUD QM Rule
72095	2	1			2	[2] State - Missing Mortgage Consumer Disclosure [2] State - Missing Application Disclosure [2] State - Missing Freedom to Choose / Anti-Coercion Disclosure				Purchase	Owner Occ	80	80	30.95
72096	3	3	[3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Mortgage Consumer Disclosure				Cashout Refi	Owner Occ	84.8	84.8	40.87
72097	3	3	[3] Appraisal Missing [3] Credit Report Missing		3	[3] HUD-1 Missing [2] Credit Score Disclosure Not Present [2] State - Missing Rate Lock		NO		Purchase	Owner Occ	80	80
72099	3	1			3	[3] Increase in 10% tolerance fees exceeds 10% [2] State - Missing Notice of Consumers Right to Obtain a Security Freeze	HUD 10% tolerance fees increased more than allowed: Total fees subject to 10% tolerance were disclosed in the amount of $1893.33 and the total collected was $2403.52, resulting in an increase of $510.19 or 26.95%.		RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.	Cashout Refi	Owner Occ	68.72	90	24.21
72100	3	3	[3] Missing VOE	DU Approval dated 3/31/2014 line 16 required a VVOE for all self employment income used for qualification within 30 calendar days prior to the note date. Missing VVOE for borrower XXX	2	[2] RegX Violation: Borrower was not provided with a current list of local homeownership counseling organizations within 3 days of application [2] Risk Based Pricing Notice with Credit Score Disclosure and Notice to Home Loan Applicant not in file [1] QM Loan - Temporary Definition
Homeownership Counseling Organizations form in file does not list 10 agencies as required. File was originated by XXX. JCIII is aware of the CFPB bulletin issued in Nov 2013 that instructs lenders electing to comply with the notice of housing counselors using option 2 (generate and provide own list) to provide disclosures directing consumers to the CFPB website until they get their system updated. Without knowledge of whether lender intends to comply with the Rule using option 1 or option 2, we report and cite use of this form as a violation and would be amenable to clearing on a case by case basis if determined that the lender is in fact in the process of implementing a system change to generate their own list of housing counselors to include in the disclosure.  With this said, please advise if originator intends to prepare their own list and are in the process of implementing this system change.
										Cashout Refi	Owner Occ	80	80	43.27	Safe Harbor QM (Temporary Definition)
72101	2	1			2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] Affiliated Business Doc Missing [2] State - Missing Anti-Coercion Notice [2] State - Missing Disclosure of Terms of Mortgage Application [2] State - Missing Rate Lock Disclosure [2] State - Missing Oral Agreement Notice				Cashout Refi	Owner Occ	75.7	75.7	47
72102	3	3	[3] Other Guideline Issue	Loan is a Jumbo 10/1 Libor ARM. Missing guidelines for review. Loan appears to comply with Appendix Q.	2	[2] State - Missing Application Disclosure [2] State - Missing Guarantee Of Loan Program [2] State - Missing Right to Choose Attorney or Title Insurance Company [2] RegX Violation: Borrower was not provided with a current list of local homeownership counseling organizations within 3 days of application [1] QM Loan - Temporary Definition
Homeownership Counseling Organizations form in file does not list 10 agencies as required. File was originated byXXX. JCIII is aware of the CFPB bulletin issued in Nov 2013 that instructs lenders electing to comply with the notice of housing counselors using option 2 (generate and provide own list) to provide disclosures directing consumers to the CFPB website until they get their system updated. Without knowledge of whether lender intends to comply with the Rule using option 1 or option 2, we report and cite use of this form as a violation and would be amenable to clearing on a case by case basis if determined that the lender is in fact in the process of implementing a system change to generate their own list of housing counselors to include in the disclosure.  With this said, please advise if originator intends to prepare their own list and are in the process of implementing this system change.
										Rate/Term Refi	Owner Occ	68.56	68.56	29.447	Safe Harbor QM (Temporary Definition)
72103	3	3	[3] MI Missing	Case Query results provided do not indicate UFMIP was paid, FHA loan, missing MIC.	2	[2] State - Missing Application Disclosure				Cashout Refi	Owner Occ	97.75	97.75	38.01
72104	3	3	[3] Credit Report Missing		2	[2] Initial GFE Incomplete [2] State - Missing Agency to Receive Borrower Complaints	Initial GFE incomplete due to being illegible.			Cashout Refi	Owner Occ	62.61	62.61	31.52
72105	3	3	[3] Credit Report Missing [3] MI Missing	Case Query results are not provided to indicate if UFMIP was paid, FHA loan, missing MIC.	2	[2] State - Missing Affidavit of Borrower Under Residential Mortgage Act [2] State - Missing GA Foreclosure Disclosure / Notice Pursuant To O.C.G.A. Section 7-1 [2] State - Missing Right to Select Attorney Disclosure				Purchase	Owner Occ	96.5	96.5
72106	3	3	[3] MI Missing	Case Query results provided indicate UFMIP was paid, FHA loan, missing MIC.	2	[2] State - Missing Anti-Coercion Disclosure / Notice of Choice of Agent or Insurer				Cashout Refi	Owner Occ	84.29	84.29	33.425

All information provided under the "Compliance Comp Factors" column or any other columns regarding statutes of limitations is provided for informational purposes only.  No such information is or contains any legal advice or recommendation and should not be relied upon as any form of legal advice or conclusion.  You should consult with your own counsel regarding applicable statutes of limitations in any particular state or mortgage loan scenario.  Please note that this information and any applicable statute of limitations has no impact on any compliance grading or level of compliance exception issued by JCIII hereunder. Further, there may be other potential risks and liabilities associated with any delineated violation that are not addressed or intended to be addressed by this column on the report including but not limited to Attorney General Investigations, actions or other powers, state or federal UDAAP and/or UDAP concerns, foreclosure delays and lien enforcement issues, and other ramifications under other applicable laws and regulations.